UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-04416

                             PNC Funds

(Exact name of registrant as specified in charter)

One East Pratt Street – 5th Floor

                                         Baltimore, MD 21202

(Address of principal executive offices) (Zip code)

Delaware Corporations LLC

800 Delaware Avenue

                           Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-622-3863

Date of fiscal year end:  May 31

Date of reporting period:  November 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Semi-Annual Report to Shareholders is attached herewith.

PNC Funds
PNC Advantage Funds

November 30, 2017
(Unaudited)

Semi-Annual Report
Money Market Funds

PNC Government Money Market Fund

PNC Treasury Money Market Fund

PNC Advantage Institutional Treasury Money Market Fund

PNC FUNDS

PNC ADVANTAGE FUNDS

PNC MONEY MARKET FUNDS

SEMI-ANNUAL REPORT

MONEY MARKET FUNDS

Government Money Market Fund

Treasury Money Market Fund

Advantage Institutional Treasury

    Money Market Fund

OTHER PNC FUNDS

EQUITY FUNDS

Balanced Allocation Fund

Emerging Markets Equity Fund

International Equity Fund

International Growth Fund

Multi-Factor All Cap Fund

Multi-Factor Large Cap Growth Fund

Multi-Factor Large Cap Value Fund

Multi-Factor Small Cap Core Fund

Multi-Factor Small Cap Growth Fund

Multi-Factor Small Cap Value Fund

S&P 500 Index Fund*

Small Cap Fund

FIXED INCOME FUNDS

Bond Fund

Government Mortgage Fund

Intermediate Bond Fund

Limited Maturity Bond Fund

Total Return Advantage Fund

Ultra Short Bond Fund

TAX EXEMPT BOND FUNDS

Intermediate Tax Exempt Bond

    Fund

Maryland Tax Exempt

    Bond Fund

Ohio Intermediate Tax Exempt

    Bond Fund

Tax Exempt Limited Maturity

    Bond Fund

* Liquidated on December 27, 2017

T A B L E  O F  C O N T E N T S

This material must be preceded or accompanied by a prospectus.

You should consider the investment objectives, risks, charges and expenses of the PNC Money Market Funds (individually, a “Fund”, collectively, the “Funds”) carefully before investing. A prospectus and other information about the Funds may be obtained by calling your investment professional, calling 1-800-622-FUND (3863) or downloading one at pncfunds.com. Please read it carefully before investing.

NOT FDIC INSURED ● NO BANK GUARANTEE ● MAY LOSE VALUE

PNC Capital Advisors, LLC (“PCA”), a subsidiary of The PNC Financial Services Group, Inc., serves as investment adviser and co-administrator to PNC Funds and PNC Advantage Funds and receives fees for its services. PNC Funds and PNC Advantage Funds are distributed by PNC Funds Distributor, LLC (the “Underwriter”), Three Canal Plaza, Suite 100, Portland, ME 04101. The Underwriter is not affiliated with PCA and is not a bank.

© 2018 The PNC Financial Services Group, Inc. All rights reserved.

An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

P N C   M o n e y  M a r k e t  F u n d  s

L E T T E R  T O  S H A R E H O  L D E R S

Dear Shareholders:

We are pleased to present this semi-annual report for PNC Money Market Funds for the six months ended November 30, 2017 (the “semi-annual period”).

Before reviewing the financial statements and schedules of investments of your individual mutual fund investments, it may be useful to take a brief look at the major factors affecting the economy and the money markets during the semi-annual period.

Economic Review

The U.S. economy improved during the semi-annual period, despite continued policy uncertainty from the current administration and concerns regarding developments on the Korean peninsula. Indeed, in the third quarter of 2017, U.S. Gross Domestic Product (GDP) grew at an annualized pace of 3.2%, extending strength from the second quarter’s 3.1% annualized gain and proving resilient amid a bruising from back-to-back hurricanes. Consumer and business confidence remained strong, if not at near-term highs. Home prices rose in supply-constrained markets. Unemployment dropped to 4.1%, putting the labor market in what is considered “full employment” range. Wage growth started to move higher, albeit slowly. Still, inflation readings remained subdued, and the U.S. dollar weakened overall.

Elsewhere, economic growth remained firm in the developed world and improved in the emerging markets. Both Europe and Japan delivered solid economic growth in the second quarter of 2017, and third quarter statistics were generally positive. Economies in continental Europe seemed to benefit as political uncertainty waned in the wake of populist electoral defeats in France, the Netherlands and Austria — results widely seen as supportive for the stability of the European Union. Japan’s quarterly Tankan survey of large businesses rose to its highest level in three years. While China’s pace of growth slowed, it remained strong in the low 6% range, and its manufacturing and services data surprised on the upside, widely seen as positive for global economic growth. Brazil displayed impressive growth despite intense political turmoil and two full years of recession. Notably, as of mid-August 2017, all 45 countries tracked by the Organization for Economic Cooperation and Development were on pace to expand in 2017 for the first time in a decade. Emerging market exporters particularly benefited from stronger global economic growth and a weakening U.S. dollar.

On the monetary policy front, the U.S.’ Federal Open Market Committee (the “Fed”), after raising the targeted federal funds rate in December 2016 and in March 2017, did so again in June 2017, each time by 25 basis points. (A basis point is 1/100th of a percentage point.) In September 2017, the Fed held rates at 1% to 1.25%, but announced plans to start unwinding its $4.5 trillion balance sheet and indicated a potential rate hike in December 2017 was still possible. In October 2017, the Fed began tapering its asset purchases as planned, starting at a rate of $10 billion per month, divided between mortgage-backed securities and U.S. Treasuries. (As widely anticipated, in mid-December 2017, the Fed raised the targeted federal funds rate by a quarter percentage point to a range of 1.25% to 1.50%, the third such rate increase in 2017. Further, with a notable upgrade to its economic outlook for the year ahead, the Fed maintained its forecast for three hikes in 2018 despite sluggish inflation.) The European Central Bank similarly announced in October 2017 that it would reduce its monthly asset purchases beginning in January 2018. Strong growth and inflation data prompted the Bank of Canada to surprise the markets with two consecutive rate hikes — the first time it tightened monetary policy in seven years. The Bank of England signaled it was close to hiking rates over the coming months, despite uncertainty about the post-Brexit economic growth outlook.

Money Markets

Yields in the taxable money markets remained steady throughout the semi-annual period but did move higher as investors priced in the potential, and then the reality, of the Fed’s interest rate hike in June 2017 and the anticipation of another increase in December 2017.

In making its June 2017 interest rate hike, the Fed cited ongoing strength in the U.S. labor market and a pick-up in household spending and business fixed investment. The money market yield curve, or spectrum of maturities ranging from 1-month to 1-year, steepened, meaning yields on longer-term maturities rose more than on shorter-term maturities during the semi-annual period. Other significant events that influenced the money markets during

“The U.S. economy improved during the semi-annual period...” Commentary provided by PNC Capital Advisors, LLC as of November 30, 2017

P N C  M o n e y  M a r k e t  F u n  d s

L E T T E R  T O  S H A R E H O L  D E R S

“Going forward...money markets could be vulnerable to faster global economic growth and a reaccelerating inflation forecast...” Commentary provided by PNC Capital Advisors, LLC as of November 30, 2017

2

the semi-annual period included the Fed’s discussion and implementation of balance sheet normalization and announcements and actions by other central banks around the globe. Along with these factors, U.S. Treasury yields fluctuated amid raised prospects for U.S. tax reform and for hawkish leadership at the Fed as well as on ongoing strength in U.S. and global economic activity data. At its October 2017 policy meeting, the Fed left monetary policy unchanged but described, for the first time since January 2015, the economic growth outlook as “solid.”

Our View Ahead

At the end of the semi-annual period, we expected U.S. economic growth for calendar year 2017 to be around 2.5%. Inflation may start to trend modestly higher, perhaps breaching the Fed’s 2%target in 2018, but we do not foresee a breakout on the upside without a substantial and sustained rise in wage growth. However, because the U.S. administration and Congress were successful in their proposed tax reform efforts, domestic growth could mildly accelerate, possibly approaching 3% in 2018 and 2019, in our view.

Within the capital markets, we believe there is reason for some caution. The Fed had struck a hawkish tone regarding a December 2017 rate hike and expectations for more interest rate increases in 2018. Given improving global economic growth, other developed market central banks are likely to taper their quantitative easing programs in the new year as well. Changing central bank policy could, we believe, reintroduce volatility into the stock and bond markets going forward, especially if the Fed’s further policy tightening does not proceed in a gradual manner.

Two other factors may affect the money markets going forward. First, the money markets could be vulnerable to faster global economic growth and a reaccelerating inflation forecast, potentially putting upward pressure on U.S. Treasury and municipal interest rates. Second, Fed Chair Janet Yellen’s term ends in February 2018, and widespread expectations are for more hawkish leadership at the Fed given the current administration’s early November 2017 nomination of Jerome Powell as new Fed Chair. Additionally, with the resignation of Fed Vice Chair Stanley Fischer effective mid-October 2017, four of the seven seats on the Fed board will be vacant in February, giving the U.S. President the opportunity to dramatically alter the Fed’s composition and, in turn, potentially clouding the longer-term outlook for monetary policy.

Vigilance remains paramount. We believe relative safety, diversification and liquidity will likely remain important and ongoing considerations for investors in the money markets. We therefore continue to believe that money market funds will continue to play a key role in investors’ portfolios.

We thank you for being a part of PNC Money Market Funds and for maintaining a long-term perspective as a basic tenet of your investment approach. We value your ongoing confidence in us and look forward to serving your investment needs in the years ahead.

Best Regards,

Mark G. McGlone	Jennifer E. Spratley
President and Chief Investment Officer	President
PNC Capital Advisors, LLC	PNC Funds
PNC Advantage Funds

This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to PNC Funds and PNC Advantage Funds, market or regulatory developments. The views expressed above are not guarantees of future performance  or  economic  results  and  involve  certain  risks,  uncertainties  and  assumptions  that  could

P N C  M o n e y  M a r k e t  F u n d  s

L E T T E R  T O  S H A R E H O L D E R S

cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and PNC Capital Advisors, LLC undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of PNC Funds and PNC Advantage Funds’ trading intent.

On November 30, 2017, the Board of Trustees of PNC Advantage Funds (the “Trust”) approved an agreement and plan of reorganization pursuant to which the PNC Advantage Institutional Treasury Money Market Fund will reorganize into PNC Treasury Plus Money Market Fund, a newly created series of PNC Funds, a Delaware statutory trust (the “PNC Funds Trust”). PNC Treasury Plus Money Market Fund has principal investment strategies identical to those of PNC Advantage Institutional Treasury Money Market Fund and is managed by the same investment adviser and portfolio management team as PNC Advantage Institutional Treasury Money Market Fund. In addition, the respective share classes of PNC Treasury Plus Money Market Fund will assume the performance, financial and other historical information of PNC Advantage Institutional Treasury Money Market Fund. On the closing date, scheduled to become effective on or about March 31, 2018, the Fund will no longer be offered to the public, but investors will be permitted to invest in PNC Treasury Plus Money Market Fund, a series of PNC Funds Trust and successor to PNC Advantage Institutional Treasury Money Market Fund.

P N C  M o n e y  M a r k e t  F u n d s

A B B R E V I A T I O N S  A N D  D E  F I N I T I O N S  F O R  S C H E D U L E S  O F  I N V E S T M E N  T S A N D  F I N A N C I A L  S T A T E M E N T S

Schedules of Investments:

DN — Discount Note

FCPR DLY — Federal Reserve Bank Prime Loan Rate

FEDL01 — U.S. Federal Funds Effective Rate

FRN — Floating Rate Note. The rate shown is the rate in effect on November 30, 2017, and the date shown is the final maturity date, not the next reset or put date. The rate floats based upon the published reference rate and spread disclosed in the Schedule of Investments.

LLC — Limited Liability Company

US0001M — ICE LIBOR USD 1 Month

US0003M — ICE LIBOR USD 3 Month

USBMMY3M — U.S. Treasury 3 Month Bill Money Market Yield

Financial Statements:

— Amounts designated as“—”are either zero or rounded to zero.

See Notes to Financial Statements.

THIS PAGE INTENTIONALLY LEFT BLANK

P N C  M o n e y  M a r k e t  F u n d s

S U M M A R Y  O F  P O R T F O L I O  H O L D I N G S / Y I E L D S  ( U n a u d i t e d )

The tables below present portfolio holdings as of November 30, 2017 as a percentage of total investments for each of the PNC Money Market Funds.

Government Money Market Fund
Repurchase Agreements	36.6%
Federal Home Loan Bank	26.5
Federal Farm Credit Bank	13.3
U.S. Treasury Bills	7.5
U.S. Treasury Notes	5.5
Federal Home Loan Mortgage Corporation	5.3
Federal National Mortgage Association	2.6
Money Market Funds	1.4
U.S. Cash Management Bills	1.3
100.0%

Treasury Money Market Fund
U.S. Treasury Bills	54.0%
U.S. Treasury Notes	33.4
U.S. Cash Management Bills	11.8
Money Market Funds	0.8
100.0%

Advantage Institutional Treasury Money Market Fund
Repurchase Agreements	44.5%
U.S. Treasury Bills	35.2
U.S. Treasury Notes	13.8
U.S. Cash Management Bills	5.7
Money Market Fund	0.8
100.0%

The yields in the tables below represent the annualization of the Fund’s declared dividends over the seven-day period ended November 30, 2017. For the seven-day period ended November 30, 2017, the Current Yield and the Effective Yield for each Fund were the same.

Current Yield is a measure of a Fund’s yield earned if dividends are paid in cash and are not reinvested. Effective Yield is a measure of a Fund’s yield that assumes that all dividends were reinvested in additional Fund shares instead of being paid in cash.

7-Day Current and Effective Yields as of November 30, 2017
	Class I		Class A		Advisor Class
Fund	Net	Unsubsidized*	Net	Unsubsidized*	Net	Unsubsidized*
Government Money Market Fund	0.92%	0.92%	0.92%	0.92%	0.97%	0.97%
Treasury Money Market Fund	0.92%	0.92%	0.92%	0.92%	–	–

7-Day Current and Effective Yields as of November 30, 2017
	Institutional Shares		Advisor Shares		Service Shares
Fund	Net	Unsubsidized*	Net	Unsubsidized*	Net	Unsubsidized*
Advantage Institutional Treasury Money Market Fund	0.84%	0.84%	0.00%**	0.00%**	0.00%**	0.00%**

*	Unsubsidized Yield reflects the yield without fee waivers and expense reimbursements in effect. During the seven-day period ended November 30, 2017, there were no fee waivers or expense reimbursements in the Funds.

**	Net assets of Advisor Shares and Service Shares at November 30, 2017 were comprised solely of seed capital of $10. Ratios for the seven-day period rounded to 0.00%.

Performance quoted represents past performance and does not guarantee future results. Investment return will fluctuate, so current performance may be higher or lower than shown here. Current performance data is available at pncfunds.com.

P N C  M o n e y  M a r k e t  F u n d s

E X P E N S E  T A B L E S  (U n a u d i t e d)

The expenses shown in the Expense Tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would be higher.

The “Annualized Expense Ratio” reflects the actual expenses net of fee waivers, where applicable, for the six-month period (June 1, 2017 to November 30, 2017).

(1) Expenses are equal to each Class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (183) in the most recent fiscal half-year, then divided by 365.

(2) Assumes annual return of 5% before expenses.

8

All mutual funds have operating expenses. As a shareholder of a Fund, you incur operating expenses, including investment advisory fees, distribution (12b-1) and shareholder services fees, where applicable, and other Fund expenses. Such expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of a Fund. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The Expense Tables provided below are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the six-month period shown and held for the entire six-month period (June 1, 2017 to November 30, 2017).

The Expense Table that appears for your Fund illustrates your Fund’s costs in two ways.

•

Actual Expenses. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Class of a Fund under the heading “Expenses Paid During Period.”

•

Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. It is based on your Fund’s actual expense ratio and assumes that your Fund had an annual return of 5% before expenses during the period shown. In this case — because the return used is not your Fund’s actual return — the results may not be used to estimate your actual ending account value or expenses you paid during this period. The example is useful in making comparisons between your Fund and other funds because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on an assumed annual 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	06/01/17	11/30/17	Ratio	Period(1)

Government Money Market Fund
Actual
Class I	$1,000.00	$1,004.30	0.19%	$0.95
Class A	1,000.00	1,004.30	0.19	0.95
Advisor Class	1,000.00	1,004.46	0.17	0.85
Hypothetical(2)
Class I	1,000.00	1,024.11	0.19	0.96
Class A	1,000.00	1,024.11	0.19	0.96
Advisor Class	1,000.00	1,024.22	0.17	0.86

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	06/01/17	11/30/17	Ratio	Period(1)

Treasury Money Market Fund
Actual
Class I	$1,000.00	$1,003.95	0.24%	$1.21
Class A	1,000.00	1,003.95	0.24	1.21
Hypothetical(2)
Class I	1,000.00	1,023.89	0.24	1.22
Class A	1,000.00	1,023.89	0.24	1.22

Advantage Institutional Treasury Money Market Fund
Actual
Institutional Shares	$1,000.00	$1,003.72	0.28%	$1.41
Hypothetical(2)
Institutional Shares	1,000.00	1,023.68	0.28	1.42

P N C M o n e y M a r k e t F u n d s F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )

S e l e c t e d  P e r  S h a r e  D a  t a  a n d  R a t i o s

F o r  t h e  S i x  M o n t h s  E n  d e d  N o v e m b e r  3 0,  2 0 1 7,

a n d   f o r   t h e   Y e a r s   E n d e d   M a y   3 1 ,

u n l e s s  o t h e r w i s e  i n d  i c a t e d

	Government Money Market Fund
	Class I										Class A
	2017*		2017		2016	2015		2014	2013		2017*		2017		2016		2015		2014		2013
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net Investment Income†	–	**	–	**	– **	–	**	– **	–	**	–	**	–	**	–	**	–	**	–	**	–	**
Realized and Unrealized Gain (Loss) on Investments	–	**	–	**	–	–	**	–	–	**	–	**	–	**	–	**	–	**	–		–	**
Total from Investment Operations	–	**	–	**	– **	–	**	– **	–	**	–	**	–	**	–	**	–	**	–	**	–	**
Dividends from Net Investment Income	–	**	–	**	– **	–	**	– **	–	**	–	**	–	**	–	**	–	**	–	**	–	**
Distributions from Net Realized Gains	–		–		–	–		–	–		–		–		–		–		–		–
Total Distributions	–	**	–	**	– **	–	**	– **	–	**	–	**	–	**	–	**	–	**	–	**	–	**
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total Return	0.43%		0.33%		0.05%	0.03%		0.01%	0.01%		0.43%		0.33%		0.05%		0.03%		0.01%		0.01%

Ratios/Supplemental Data
Net Assets End of Period (000)	$9,340,762		$8,536,493		$4,776,561	$720,219		$738,100	$809,229		$529,902		$452,549		$361,440		$321,524		$133,915		$79,789
Ratio of Expenses to Average Net Assets	0.19%		0.20%		0.19%	0.07%		0.07%	0.15%		0.19%		0.20%		0.16%		0.06%		0.02	%(1)	0.15%
Ratio of Net Investment Income to Average Net Assets	0.85%		0.33%		0.06%	0.02%		0.01%	0.01%		0.86%		0.34%		0.05%		0.02%		0.06	%(1)	0.01%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.19%		0.20%		0.27%	0.35%		0.36%	0.36%		0.19%		0.20%		0.28%		0.35%		0.36%		0.36%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.85%		0.33%		(0.02)%	(0.26)%		(0.28)%	(0.20)%		0.86%		0.34%		(0.07)%		(0.27)%		(0.28)%		(0.20)%

	Government Money Market Fund
	Advisor Class
	2017*		2017		2016(2)
Net Asset Value, Beginning of Period	$1.00		$1.00		$ 1.00
Net Investment Income†	–	**	–	**	– **
Realized and Unrealized Gain (Loss) on Investments	–	**	–	**	–
Total from Investment Operations	–	**	–	**	– **
Dividends from Net Investment Income	–	**	–	**	– **
Distributions from Net Realized Gains	–		–		–
Total Distributions	–	**	–	**	– **

Net Asset Value, End of Period	$1.00		$1.00		$ 1.00
Total Return	0.44%		0.33%		0.05%

Ratios/Supplemental Data
Net Assets End of Period (000)	$ 4		$ 9		$ 875
Ratio of Expenses to Average Net Assets	0.17%		0.20%		0.18%
Ratio of Net Investment Income to Average Net Assets	0.88%		0.32%		0.05%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.17%		0.20%		0.25%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.88%		0.32%		(0.02)%

*	For the six-month period ended November 30, 2017. All ratios for the period have been annualized. Total return for the period has not been annualized.

**	Amount represents less than $0.005 per share.

†	Per share data calculated using average shares outstanding method.

(1)	During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares. This voluntary commitment represented a 0.05% impact to Class A ratios and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A shareholders. Excluding this item, the expense ratio would have been higher and the net investment income ratio would have been lower.

(2)	Advisor Class Shares commenced operations on September 14, 2015. All ratios for the fiscal year ended May 31, 2016 have been annualized. Total return for the fiscal year ended May 31, 2016 has not been annualized.

See Notes to Financial Statements.

9

P N C M o n e y M a r k e t F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0, 2 0 1 7,
a n d f o r t h e Y e a r s E n d e d M a y 3 1 , u n l e s s o t h e r w i s e i n d i c a t e d

	Treasury Money Market Fund
	Class I												Class A
	2017*		2017		2016		2015		2014		2013		2017*		2017		2016		2015		2014		2013
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net Investment Income†	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**
Realized and Unrealized Gain (Loss) on Investments	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**
Total from Investment Operations	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**
Dividends from Net Investment Income	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**
Distributions from Net Realized Gains	–		–		–		–		–		–		–		–		–		–		–		–
Total Distributions	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total Return	0.39%		0.24%		0.03%		0.02%		0.02%		0.01%		0.39%		0.24%		0.03%		0.02%		0.02%		0.01%

Ratios/Supplemental Data
Net Assets End of Period (000)	$1,010,378		$957,793		$1,215,072		$225,196		$214,348		$289,839		$193,193		$109,581		$138,150		$144,448		$173,571		$120,798
Ratio of Expenses to Average Net Assets	0.24%		0.24%		0.15%		0.02%		0.04%		0.08%		0.24%		0.24%		0.13%		0.02%		0.03	%(1)	0.08%
Ratio of Net Investment Income to Average Net Assets	0.79%		0.24%		0.02%		0.01%		0.01%		0.01%		0.80%		0.23%		0.02%		0.01%		0.02	%(1)	0.01%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.24%		0.24%		0.31%		0.37%		0.36%		0.37%		0.24%		0.24%		0.32%		0.37%		0.36%		0.37%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.79%		0.24%		(0.14)%		(0.34)%		(0.31)%		(0.28)%		0.80%		0.23%		(0.17)%		(0.34)%		(0.31)%		(0.28)%

*	For the six-month period ended November 30, 2017. All ratios for the period have been annualized. Total return for the period has not been annualized.

**	Amount represents less than $0.005 per share.

†	Per share data calculated using average shares outstanding method.

(1)	During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares. This voluntary commitment represented a 0.01% impact to Class A ratios and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A shareholders. Excluding this item, the expense ratio would have been higher and the net investment income ratio would have been lower.

See Notes to Financial Statements.

10

P N C M o n e y M a r k e t F u n d s F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )

S e l e c t e d  P e r  S h a r e  D a  t a  a n d  R a t i o s

F o r  t h e  S i x  M o n t h s  E n  d e d  N o v e m b e r  3 0,  2 0 1 7,

a n d   f o r   t h e   Y e a r s   E n d e d   M a y   3 1 ,

u n l e s s  o t h e r w i s e  i n d  i c a t e d

							Advantage Institutional Treasury Money Market Fund
			Institutional Shares								Advisor Shares									Service Shares
	2017*	2017	2016	2015		2014	2013		2017*	2017	2016		2015		2014	2013		2017*	2017	2016		2015		2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00
Net Investment Income†	– **	– **	– **	–	**	– **	–	**	–	–	–	**	–	**	– **	–	**	–	–	–	**	–	**	– **	–	**
Realized and Unrealized Gain (Loss) on Investments	–	–	–	–	**	–	–	**	–	–	–	**	–	**	–	–	**	–	–	–	**	–	**	–	–	**
Total from Investment Operations	– **	– **	– **	–	**	– **	–	**	–	–	–	**	–	**	– **	–	**	–	–	–	**	–	**	– **	–	**
Dividends from Net Investment Income	– **	– **	– **	–	**	– **	–	**	–	–	–	**	–	**	– **	–	**	–	–	–	**	–	**	– **	–	**
Distributions from Net Realized Gains	–	–	–	–		–	–		–	–	–		–		–	–		–	–	–		–		–	–
Total Distributions	– **	– **	– **	–	**	– **	–	*	–	–	–	**	–	**	– **	–	**	–	–	–	**	–	**	– **	–	**
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Total Return	0.37%	0.23%	0.02%	0.01%		0.01%	0.01%		0.00%	0.00%	0.02%		0.01%		0.01%	0.01%		0.00%	0.00%	0.02%		0.01%		0.01%	0.01%

Ratios/Supplemental Data
Net Assets End of Period (000)	$594,540	$543,266	$453,917	$112,304		$174,871	$115,062		$– (1)	$– (1)	$–	(1)	$34,829		$10,980	$8,412		$– (2)	$– (2)	$–	(2)	$3,401		$1,601	$2,711
Ratio of Expenses to Average Net Assets	0.28%	0.25%	0.17%	0.05%		0.05%	0.12%		0.00%	0.00%	0.16%		0.05%		0.05%	0.13%		0.00%	0.00%	0.10%		0.05%		0.05%	0.14%
Ratio of Net Investment Income to Average Net Assets	0.74%	0.24%	0.02%	0.01%		0.01%	0.01%		0.00%	0.00%	0.02%		0.01%		0.01%	0.01%		0.00%	0.00%	0.02%		0.01%		0.01%	0.01%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.28%	0.25%	0.24%	0.28%		0.26%	0.28%		0.00%	0.00%	0.25%		0.29%		0.27%	0.29%		0.00%	0.00%	0.26%		0.29%		0.27%	0.29%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.74%	0.24%	(0.05)%	(0.22)%		(0.20)%	(0.15)%		0.00%	0.00%	(0.07)%		(0.23)%		(0.21)%	(0.15)%		0.00%	0.00%	(0.14)%		(0.23)%		(0.21)%	(0.14)%

*	For the six-month period ended November 30, 2017. All ratios for the period have been annualized. Total return for the period has not been annualized.

**	Amount represents less than $0.005 per share.

†	Per share data calculated using average shares outstanding method.

(1)	At November 30, 2017, May 31, 2017 and May 31, 2016, net assets of the Advisor Shares represented seed capital.

(2)	At November 30, 2017 and May 31, 2016, net assets of the Service Shares represented seed capital. At May 31, 2017, net assets of the Service Shares rounded to zero. See Notes to Financial Statements.

11

P N C  G o v e r n m e n t  M o n e y  M a r k e t  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 7  ( U n a u d i t e d )

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 48.0%
Federal Farm Credit Bank — 13.4%
Federal Farm Credit Bank
1.279% (US0001M+0.035%), 12/08/17 (FRN)	$25,000	$25,001
1.539% (USBMMY3M+0.250%), 12/18/17 (FRN)	30,000	30,000
1.519% (USBMMY3M+0.230%), 12/18/17 (FRN)	50,000	50,002
1.350% (FCPR DLY-2.900%), 12/22/17 (FRN)	15,000	15,000
1.260% (FEDL01+0.100%), 03/14/18 (FRN)	40,000	39,999
1.324% (US0001M+0.030%), 03/22/18 (FRN)	35,000	35,008
1.400% (FCPR DLY-2.850%), 04/05/18 (FRN)	40,000	40,040
1.350% (FCPR DLY-2.900%), 05/14/18 (FRN)	75,000	75,012
1.470% (FCPR DLY-2.780%), 06/12/18 (FRN)	100,000	100,208
1.287% (US0001M+0.000%), 06/21/18 (FRN)	40,000	40,032
1.296% (US0003M-0.053%), 07/09/18 (FRN)	70,000	70,073
1.400% (FCPR DLY-2.850%), 08/10/18 (FRN)	28,000	27,994
1.286% (US0001M+0.040%), 08/10/18 (FRN)	50,000	50,068
1.198% (US0001M-0.140%), 09/28/18 (FRN)	50,000	49,998
1.339% (USBMMY3M+0.050%), 12/05/18 (FRN)	55,000	55,000
1.197% (US0003M-0.195%), 12/07/18 (FRN)	20,000	19,999
1.230% (FCPR DLY-3.020%), 01/14/19 (FRN)	35,000	35,043
1.464% (US0001M+0.170%), 01/22/19 (FRN)	72,787	73,034
1.389% (USBMMY3M+0.100%), 01/25/19 (FRN)	20,000	20,009
1.140% (FCPR DLY-3.110%), 02/01/19 (FRN)	60,000	59,999
1.140% (FCPR DLY-3.110%), 02/28/19 (FRN)	35,000	34,998
1.170% (FEDL01+0.010%), 04/24/19 (FRN)	15,200	15,209
1.190% (FCPR DLY-3.060%), 04/25/19 (FRN)	45,000	44,994
1.155% (US0001M-0.090%), 07/12/19 (FRN)	30,000	29,995
Federal Farm Credit Bank (DN)
1.085%, 12/29/17	20,000	19,983
1.085%, 01/09/18	40,000	39,953
1.085%, 01/16/18	20,000	19,972
1.086%, 01/31/18	40,000	39,927
1.106%, 02/05/18	40,000	39,919
1.188%, 02/07/18	23,961	23,908
1.115%, 02/22/18	40,000	39,898
1.169%, 03/07/18	10,000	9,969
1.192%, 03/09/18	25,000	24,920
1.167%, 03/15/18	5,000	4,983
1.137%, 03/22/18	25,000	24,913

		1,325,060
Federal Home Loan Bank — 26.7%
Federal Home Loan Bank

	Par (000)	Value (000)

1.072% (US0001M-0.170%), 01/05/18 (FRN)	$25,000	$25,000
1.113% (US0001M-0.170%), 01/18/18 (FRN)	40,000	40,000
1.173% (US0001M-0.155%), 01/25/18 (FRN)	30,000	30,000
0.982% (US0003M-0.385%), 01/25/18 (FRN)	50,000	50,000
1.072% (US0001M-0.170%), 02/01/18 (FRN)	30,000	30,000
1.023% (US0003M-0.380%), 02/09/18 (FRN)	50,000	49,986
1.138% (US0001M-0.190%), 02/26/18 (FRN)	50,000	50,000
1.178% (US0001M-0.160%), 02/28/18 (FRN)	50,000	50,000
1.146% (US0003M-0.170%), 03/01/18 (FRN)	30,000	30,002
1.102% (US0001M-0.140%), 04/06/18 (FRN)	40,000	40,000
1.138% (US0001M-0.145%), 04/19/18 (FRN)	35,000	35,000
1.138% (US0001M-0.145%), 04/20/18 (FRN)	25,000	25,000
1.102% (US0001M-0.140%), 05/01/18 (FRN)	30,000	30,000
1.078% (US0001M-0.165%), 05/01/18 (FRN)	50,000	50,000
1.089% (US0001M-0.155%), 05/08/18 (FRN)	40,000	40,000
1.085% (US0001M-0.160%), 05/11/18 (FRN)	25,000	25,000
1.291% (US0001M+0.025%), 05/17/18 (FRN)	25,000	25,000
1.152% (US0001M-0.143%), 05/22/18 (FRN)	30,000	30,000
1.126% (US0003M-0.200%), 06/11/18 (FRN)	80,000	80,000
1.110% (US0001M-0.135%), 06/12/18 (FRN)	25,000	25,000
1.099% (US0001M-0.145%), 08/15/18 (FRN)	50,000	49,999
1.153% (US0001M-0.130%), 08/20/18 (FRN)	40,000	40,000
1.198% (US0001M-0.115%), 08/23/18 (FRN)	40,000	40,000
1.203% (US0001M-0.125%), 08/27/18 (FRN)	40,000	39,997
1.259% (US0001M-0.115%), 09/11/18 (FRN)	50,000	50,000
1.122% (US0001M-0.120%), 10/01/18 (FRN)	35,000	35,000
1.124% (US0001M-0.140%), 10/16/18 (FRN)	50,000	50,000
1.148% (US0001M-0.135%), 10/19/18 (FRN)	25,000	25,000
1.103% (US0001M-0.140%), 11/02/18 (FRN)	40,000	40,000
1.154% (US0001M-0.090%), 11/08/18 (FRN)	40,000	40,000
1.109% (US0001M-0.135%), 11/08/18 (FRN)	60,000	60,000
1.154% (US0001M-0.090%), 11/09/18 (FRN)	40,000	40,000
1.145% (US0001M-0.100%), 12/13/18 (FRN)	50,000	50,000
1.132% (US0001M-0.110%), 01/04/19 (FRN)	35,000	35,000
1.238% (US0001M-0.090%), 01/25/19 (FRN)	30,000	30,000
1.162% (US0001M-0.080%), 02/04/19 (FRN)	40,000	40,000
1.170% (US0001M-0.080%), 03/15/19 (FRN)	55,000	55,000
1.160% (US0001M-0.090%),04/15/19 (FRN)	70,000	70,000
Federal Home Loan Bank (DN)
1.007%, 12/05/17	30,000	29,997
1.023%, 12/06/17	50,000	49,993
1.045%, 12/08/17	55,000	54,989
1.027%, 12/18/17	95,000	94,954
1.052%, 12/20/17	20,000	19,989
1.102%, 12/26/17	35,000	34,973
1.120%, 12/27/17	127,590	127,487
1.105%, 12/29/17	110,500	110,405
1.053%, 01/02/18	25,000	24,977
1.092%, 01/05/18	20,000	19,979
1.177%, 01/10/18	67,100	67,012
1.126%, 01/12/18	29,000	28,962
1.212%, 01/16/18	50,000	49,923
1.187%, 01/17/18	150,100	149,868
1.095%, 01/24/18	40,000	39,935
1.141%, 01/26/18	25,000	24,956
1.146%, 02/02/18	35,000	34,930
1.164%, 02/21/18	52,130	51,992
1.131%, 02/28/18	25,000	24,930
1.399%, 05/04/18	40,000	39,762

		2,629,997

See Notes to Financial Statements.

12

	Par	Value
	(000)	(000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — continued
Federal Home Loan Mortgage Corporation — 5.3%
Federal Home Loan Mortgage Corporation
1.095% (US0001M-0.150%), 01/11/18 (FRN)	$50,000	$50,000
0.875%, 03/07/18	25,000	24,985
1.118% (US0001M-0.165%), 05/18/18 (FRN)	50,000	50,000
1.076% (US0001M-0.170%), 06/14/18 (FRN)	50,000	50,000
1.123% (US0001M-0.160%), 07/19/18 (FRN)	45,000	45,000
1.115% (US0003M-0.250%), 07/24/18 (FRN)	26,700	26,694
0.850%, 07/27/18	40,000	39,894
1.166% (US0001M-0.080%), 02/14/19 (FRN)	45,000	45,000
Federal Home Loan Mortgage Corporation (DN)
1.033%, 01/02/18	25,000	24,977
1.100%, 01/22/18	20,000	19,968
1.120%, 02/02/18	40,500	40,421
1.190%, 03/14/18	40,000	39,864
1.206%, 03/21/18	40,000	39,853
1.206%, 03/22/18	30,000	29,889

		526,545
Federal National Mortgage Association — 2.6%
Federal National Mortgage Association
1.326% (US0003M-0.030%), 01/11/18 (FRN)	40,000	40,010
0.875%, 05/21/18	25,000	24,957
Federal National Mortgage Association (DN)
1.033%, 12/13/17	50,192	50,175
1.012%, 12/18/17	25,000	24,988
1.097%, 01/03/18	70,000	69,930
1.202%, 01/08/18	14,450	14,432
1.072%, 01/10/18	20,000	19,976
1.283%, 02/21/18	10,700	10,669

		255,137
Total U.S. Government Agency Obligations
(Cost $4,736,739)		4,736,739
U.S. TREASURY OBLIGATIONS — 14.4%
U.S. Cash Management Bills† — 1.3%
1.027%, 12/08/17	75,000	74,985
1.075%, 01/02/18	50,000	49,949

		124,934
U.S. Treasury Bills† — 7.6%
1.044%, 12/21/17	95,000	94,944
1.062%, 12/28/17	85,000	84,932
1.062%, 01/04/18	85,000	84,913
1.070%, 01/11/18	100,000	99,875
1.090%, 01/18/18	35,000	34,949
1.126%, 02/08/18	105,000	104,779
1.180%, 02/15/18	70,000	69,831
1.123%, 02/22/18	25,000	24,929
1.146%, 03/15/18	50,000	49,835
1.207%, 04/05/18	50,000	49,781
1.381%, 05/17/18	50,000	49,681

		748,449
U.S. Treasury Notes — 5.5%
1.000%, 12/31/17	120,000	119,988
0.750%, 01/31/18	80,000	79,949
0.875%, 01/31/18	35,000	34,987
1.561% (USBMMY3M+0.272%), 01/31/18 (FRN)	26,667	26,681
1.000%, 02/15/18	70,000	69,979

	Par	Value
	(000)	(000)

0.750%, 02/28/18	$85,000	$84,917
0.750%, 03/31/18	35,000	34,949
2.875%, 03/31/18	60,000	60,332
1.459% (USBMMY3M+0.170%), 10/31/18 (FRN)	35,000	35,055

		546,837
Total U.S. Treasury Obligations
(Cost $1,420,220)		1,420,220

	Number
	of Shares
MONEY MARKET FUNDS — 1.4%
Invesco Government & Agency Portfolio,
Institutional Class 0.980% (A)	1,000,000	1,000
Morgan Stanley Institutional Liquidity Funds
Government Portfolio,
Institutional Class 0.974% (A)	133,206,455	133,206
Total Money Market Funds
(Cost $134,206)		134,206

	Par
	(000)
REPURCHASE AGREEMENTS†† — 36.8%
Federal Reserve Bank of New York
1.000% (dated 11/30/17, due 12/01/17, repurchase price $555,015,417, collateralized by U.S. Treasury Bond and U.S. Treasury Notes, 1.875% to 7.875%, due 02/15/21 to 04/30/22, total value $555,015,495)	$555,000	555,000
Goldman Sachs & Co.
1.030% (dated 11/30/17, due 12/01/17, repurchase price $875,025,035, collateralized by Federal Home Loan Mortgage Corporation Bonds, Federal National Mortgage Association Bonds and Government National Mortgage Association Bonds, 2.500% to 9.000%, due 02/01/18 to 11/20/47, total value $892,500,000)	875,000	875,000
HSBC Securities USA
1.030% (dated 11/30/17, due 12/01/17, repurchase price $300,008,583, collateralized by Federal National Mortgage Association Bonds, 3.500% to 6.000%, due 02/01/35 to 10/01/47, total value $306,000,686) (B)	300,000	300,000
1.020% (dated 11/30/17, due 12/01/17, repurchase price $250,007,083, collateralized by U.S. Treasury Bonds and U.S. Treasury Notes, 0.750% to 3.625%, due 12/31/17 to 02/15/44, total value $255,002,390) (B)	250,000	250,000

See Notes to Financial Statements.

13

P N C  G o v e r n m e n t  M o n e y  M a r k e t  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 7  ( U n a u d i t e d )

	Par (000)	Value (000)

Merrill Lynch Pierce Fenner & Smith

1.030% (dated 11/30/17, due 12/01/17, repurchase price $100,002,861, collateralized by Federal Home Loan Mortgage Corporation Bonds, Federal National Mortgage Association Bonds and Government National Mortgage Association Bonds, 2.500% to 4.500%, due 01/01/28 to 11/20/47, total value $102,000,001)	$100,000	$100,000

Mitsubishi UFJ Securities Inc.

1.020% (dated 11/30/17, due 12/01/17, repurchase price $200,005,667, collateralized by Federal Home Loan Mortgage Corporation Bonds and Federal National Mortgage Association Bonds, 2.500% to 5.000%, due 09/01/25 to 12/01/47, total value $204,005,780)	200,000	200,000

RBC Capital Markets LLC

1.020% (dated 11/30/17, due 12/01/17, repurchase price $250,007,083, collateralized by Federal Home Loan Mortgage Corporation Bonds, Federal National Mortgage Association Bonds, Government National Mortgage Association Bonds, U.S. Treasury Inflation Adjusted Note and U.S. Treasury Note, 0.125% to 4.500%, due 04/15/21 to 11/01/47, total value $255,007,226) (C)	250,000	250,000

1.010% (dated 11/30/17, due 12/01/17, repurchase price $200,005,611, collateralized by U.S. Treasury Bond, U.S. Treasury Inflation Adjusted Notes and U.S. Treasury Notes, 0.125% to 7.625%, due 04/15/20 to 01/15/26, total value $204,005,787) (C)	200,000	200,000

	Par (000)	Value (000)

Royal Bank of Scotland

1.020% (dated 11/30/17, due 12/01/17, repurchase price $600,017,000, collateralized by U.S. Treasury Bonds and U.S. Treasury Notes, 1.000% to 5.250%, due 03/15/18 to 11/15/45, total value $612,000,801)	$600,000	$600,000

Toronto Dominion Securities LLC

1.030% (dated 11/30/17, due 12/01/17, repurchase price $305,008,726, collateralized by Federal National Mortgage Association Bonds, 4.000% to 4.500%, due 03/01/47 to 05/01/47, total value $311,100,001)	305,000	305,000
Total Repurchase Agreements (Cost $3,635,000)		3,635,000
TOTAL INVESTMENTS — 100.6% (Cost $9,926,165)*		9,926,165
Other Assets & Liabilities – (0.6)%		(55,497)
TOTAL NET ASSETS— 100.0%		$9,870,668

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.
††

As of November 30, 2017, the total value of repurchase agreements was $3,635,000 (000) and the value of collateral received, excluding excess, was $3,635,000 (000). See Note 2 in Notes to Financial Statements.

(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
(B)	As of November 30, 2017, the total value of HSBC Securities USA Repurchase Agreements is $550,000 (000) (collateral value of $561,003 (000)).
(C)	As of November 30, 2017, the total value of RBC Capital Markets LLC Repurchase Agreements is $450,000 (000) (collateral value of $ 459,013 (000)).

See Notes to Financial Statements.

14

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2017 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Money Market Funds	$134,206	$–	$–	$134,206
Repurchase Agreements	–	3,635,000	–	3,635,000
U.S. Government Agency Obligations	–	4,736,739	–	4,736,739
U.S. Treasury Obligations	–	1,420,220	–	1,420,220

Total Assets - Investments in Securities	$134,206	$9,791,959	$–	$9,926,165

There were no transfers between Levels during the six-month period ended November 30, 2017.

See Notes to Financial Statements.

15

P N C  T r e a s u r y  M o n e y  M a r k e t  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 7  ( U n a u d i t e d )

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 99.2%
U.S. Cash Management Bills† — 11.8%
1.027%, 12/08/17	$87,000	$86,983
1.075%, 01/02/18	55,000	54,947

		141,930
U.S. Treasury Bills† — 54.0%
1.076%, 12/07/17	70,000	69,988
1.006%, 12/14/17	53,000	52,981
1.044%, 12/21/17	101,000	100,941
1.062%, 12/28/17	85,000	84,931
1.062%, 01/04/18	60,000	59,940
1.070%, 01/11/18	32,000	31,960
1.090%, 01/18/18	30,000	29,957
1.089%, 01/25/18	40,000	39,934
1.084%, 02/01/18	50,000	49,905
1.126%, 02/08/18	10,000	9,977
1.123%, 02/22/18	50,000	49,861
1.206%, 03/01/18	30,000	29,910
1.146%, 03/15/18	15,000	14,951
1.225%, 04/12/18	5,000	4,978
1.234%, 04/19/18	5,000	4,976
1.428%, 05/24/18	5,000	4,966
1.423%, 05/31/18	10,000	9,929

		650,085
U.S. Treasury Notes — 33.4%
0.750%, 12/31/17	10,000	9,997
1.561% (USBMMY3M+0.272%), 01/31/18 (FRN)	93,333	93,383
1.479% (USBMMY3M+0.190%), 04/30/18 (FRN)	93,000	93,079
1.463% (USBMMY3M+0.174%), 07/31/18 (FRN)	72,000	72,105
1.459% (USBMMY3M+0.170%), 10/31/18 (FRN)	83,000	83,145
1.429% (USBMMY3M+0.140%), 01/31/19 (FRN)	30,000	30,049
1.359% (USBMMY3M+0.070%), 04/30/19 (FRN)	20,000	20,017

		401,775
Total U.S. Treasury Obligations
(Cost $1,193,790)		1,193,790

	Number of Shares	Value (000)
MONEY MARKET FUNDS — 0.8%
BlackRock Treasury Trust Fund
Institutional Class, 0.988%†† (A)	500,000	$500
Dreyfus Treasury Securities Cash Management
Institutional Shares, 0.980% (A)	9,827,082	9,827
Total Money Market Funds
(Cost $10,327)		10,327
TOTAL INVESTMENTS — 100.0%
(Cost $1,204,117)*		1,204,117
Other Assets & Liabilities – 0.0%		(546)
TOTAL NET ASSETS — 100.0%		$1,203,571

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.
††	Affiliated Holding. See Note 3 in Notes to Financial Statements.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Financial Statements.

16

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2017 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Money Market Funds	$10,327	$–	$–	$10,327

U.S. Treasury Obligations	–	1,193,790	–	1,193,790

Total Assets - Investments in Securities	$10,327	$1,193,790	$–	$1,204,117

There were no transfers between Levels during the six-month period ended November 30, 2017.

See Notes to Financial Statements.

17

P N C  A d v a n t a g e  I n s t i t u t i o n a l  T r e a s u r y  M o n e y  M a r k e t  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 7  ( U n a u d i t e d )

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 54.7%
U.S. Cash Management Bills† — 5.7%
1.027%, 12/08/17	$20,000	$19,996
1.075%, 01/02/18	14,000	13,986

		33,982
U.S. Treasury Bills† — 35.2%
1.076%, 12/07/17	15,000	14,997
1.006%, 12/14/17	11,000	10,996
1.044%, 12/21/17	23,000	22,987
1.062%, 12/28/17	21,000	20,983
1.062%, 01/04/18	7,000	6,993
1.070%, 01/11/18	15,500	15,481
1.089%, 01/25/18	22,500	22,463
1.084%, 02/01/18	10,000	9,982
1.126%, 02/08/18	750	748
1.180%, 02/15/18	14,000	13,965
1.123%, 02/22/18	15,000	14,961
1.146%, 03/15/18	11,000	10,964
1.207%, 04/05/18	9,000	8,963
1.234%, 04/19/18	4,000	3,981
1.263%, 05/03/18	9,000	8,952
1.381%, 05/17/18	8,000	7,949
1.428%, 05/24/18	7,000	6,952
1.423%, 05/31/18	7,000	6,950

		209,267
U.S. Treasury Notes — 13.8%
1.000%, 12/15/17	10,000	10,001
1.561% (USBMMY3M+0.272%), 01/31/18 (FRN)	13,000	13,006
1.479% (USBMMY3M+0.190%), 04/30/18 (FRN)	12,000	12,008
1.463% (USBMMY3M+0.174%), 07/31/18 (FRN)	5,000	5,006
1.459% (USBMMY3M+0.170%), 10/31/18 (FRN)	3,000	3,004
1.429% (USBMMY3M+0.140%), 01/31/19 (FRN)	14,000	14,022
1.359% (USBMMY3M+0.070%), 04/30/19 (FRN)	25,000	25,022

		82,069
Total U.S. Treasury Obligations (Cost $325,318)		325,318

	Number of Shares
MONEY MARKET FUND — 0.8%
Invesco Treasury Portfolio, Institutional Class 0.980% (A)	4,634,555	4,635
Total Money Market Fund (Cost $4,635)		4,635

	Par (000)	Value (000)
REPURCHASE AGREEMENTS†† — 44.6%
Goldman Sachs & Co.
1.000% (dated 11/30/17, due 12/01/17, repurchase price $115,003,194, collateralized by U.S. Treasury Bill and U.S. Treasury Note, 0.000% and 2.375%, due 12/07/17 and 05/15/27, total value $117,300,047)	$115,000	$115,000
HSBC Securities USA
1.020% (dated 11/30/17, due 12/01/17, repurchase price $50,001,417, collateralized by U.S. Treasury Note, 1.500%, due 01/31/22, total value $51,001,649)	50,000	50,000
RBC Capital Markets LLC
1.010% (dated 11/30/17, due 12/01/17, repurchase price $50,001,403, collateralized by U.S. Treasury Inflation Adjusted Note and U.S. Treasury Notes, 0.125% to 2.750%, due 04/15/20 to 05/15/25, total value $51,001,465)	50,000	50,000
Toronto Dominion Securities LLC
1.020% (dated 11/30/17, due 12/01/17, repurchase price $50,001,417, collateralized by U.S. Treasury Note, 1.875%, due 04/30/22, total value $51,000,028)	50,000	50,000
Total Repurchase Agreements (Cost $265,000)		265,000
TOTAL INVESTMENTS — 100.1% (Cost $594,953)*		594,953
Other Assets & Liabilities — (0.1)%		(413)
TOTAL NET ASSETS — 100.0%		$594,540

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.
††

As of November 30, 2017, the total value of repurchase agreements was $265,000 (000) and the value of collateral received, excluding excess, was $265,000 (000). See Note 2 in Notes to Financial Statements.

(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Financial Statements.

18

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2017 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Money Market Fund	$4,635	$–	$–	$4,635
Repurchase Agreements	–	265,000	–	265,000
U.S. Treasury Obligations	–	325,318	–	325,318

Total Assets - Investments in Securities	$4,635	$590,318	$–	$594,953

There were no transfers between Levels during the six-month period ended November 30, 2017.

See Notes to Financial Statements.

19

P N C  M o n e y  M a r k e t  F u n d s

S T A T E M E N T S  O F  A S S E T S  A N D  L I A B I L I T I E S  (  0 0 0  )

N o v e m b e r  3 0 ,  2 0 1 7  ( U n a u d i t e d )

	Government Money Market Fund	Treasury Money Market Fund	Advantage Institutional Treasury Money Market Fund
ASSETS
Investments in non-affiliates at value	$6,291,165	$1,203,617	$329,953
Investments in affiliates at value	–	500	–
Investments in repurchase agreements at value	3,635,000	–	265,000
Receivable for shares of beneficial interest issued	317	917	–
Dividends and interest receivable	4,797	518	151
Prepaid expenses	40	32	34
Other assets	331	161	73

Total Assets	9,931,650	1,205,745	595,211

LIABILITIES
Payable for shares of beneficial interest redeemed	1,825	859	–
Payable for investment securities purchased	50,000	–	–
Dividends payable:
Class I	6,788	724	–
Class A	352	116	–
Institutional Shares	–	–	370
Investment advisory fees payable	1,204	147	69
Administration fees payable	274	51	46
Custodian fees payable	101	12	12
Transfer agent fees payable	31	21	19
Trustees’ deferred compensation payable	331	161	73
Trustees’ fees payable	30	27	20
Other liabilities	46	56	62

Total Liabilities	60,982	2,174	671

TOTAL NET ASSETS	$9,870,668	$1,203,571	$594,540

Investments in non-affiliates at cost	$6,291,165	$1,203,617	$329,953
Investments in affiliates at cost	–	500	–
Investments in repurchase agreements at cost	3,635,000	–	265,000

See Notes to Financial Statements.

20

	Government Money Market Fund	Treasury Money Market Fund	Advantage Institutional Treasury Money Market Fund
NET ASSETS:

Paid-in Capital (Unlimited Authorization — No Par Value)	$9,870,810	$1,203,648	$594,548
Undistributed (Distributions in Excess of) Net Investment Income	(145)	(61)	(8)
Accumulated Net Realized Gain (Loss) on Investments	3	(16)	–

Total Net Assets	$9,870,668	$1,203,571	$594,540

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Class I	$9,340,761,898	$1,010,377,757	N/A

Class I shares outstanding	9,342,292,300	1,010,440,933	N/A

Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	N/A

Net assets applicable to Class A	$529,901,909	$193,193,224	N/A

Class A shares outstanding	529,972,632	193,216,089	N/A

Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	N/A

Net assets applicable to Institutional Shares	N/A	N/A	$594,540,155

Institutional Shares outstanding	N/A	N/A	594,553,216

Net Asset Value, Offering and Redemption	N/A	N/A	$1.00

Net assets applicable to Advisor Class	$4,417	N/A	N/A

Advisor Class shares outstanding	4,419	N/A	N/A

Net Asset Value, Offering and Redemption Price Per Share	$1.00	N/A	N/A

Net assets applicable to Advisor Shares(1)	N/A	N/A	$10.00

Advisor Shares outstanding	N/A	N/A	10.00

Net Asset Value, Offering and Redemption Price Per Share	N/A	N/A	$1.00

Net assets applicable to Service Shares(1)	N/A	N/A	$10.00

Service Shares outstanding	N/A	N/A	10.00

Net Asset Value, Offering and Redemption Price Per Share	N/A	N/A	$1.00

(1)	At November 30, 2017, net assets of the Advisor and Service Shares of Advantage Institutional Treasury Money Market Fund represented seed capital.

See Notes to Financial Statements.

21

P N C  M o n e y  M a r k e t  F u n d s

S T A T E M E N T S  O F  O P E R A T I O N S  ( 0 0 0 )

F o r  t h e  S i x - M o n t h  P e r i o d  E n d e d  N o v e m b e r  3 0 ,  2 0 1 7  ( U n a u d i t e d )

	Government Money Market Fund	Treasury Money Market Fund	Advantage Institutional Treasury Money Market Fund
Investment Income:
Dividends	$ 431	$ 61	$ 42
Interest	49,417	5,830	2,729
Income from affiliate	–	2	–

Total Investment Income	49,848	5,893	2,771

Expenses:
Investment advisory fees	7,159	865	410
Administration fees	1,542	280	149
Transfer agent fees	27	18	16
Custodian fees	102	12	12
Professional fees	118	68	62
Pricing service fees	4	1	1
Printing and shareholder reports	10	6	7
Registration and filing fees	32	25	27
Trustees’ fees	59	45	42
Miscellaneous	60	37	29

Total Expenses	9,113	1,357	755

Net Investment Income	40,735	4,536	2,016

Realized Gain (Loss) on Investments:
Net realized gain (loss) on investments sold	2	(7)	–

Net Increase (Decrease) in Net Assets Resulting from Operations	$40,737	$4,529	$2,016

See Notes to Financial Statements.

22

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P N C  M o n e y  M a r k e t  F u n d s

S T A T E M E N T S  O F  C H A N G E S  I N  N E T  A S S E T S  ( 0 0 0 )  ( U n a u d i t e d )

	Government Money Market Fund		Treasury Money Market Fund		Advantage Institutional Treasury Money Market Fund
	For the Six-Month Period Ended November 30, 2017	For the Year Ended May 31, 2017	For the Six-Month Period Ended November 30, 2017	For the Year Ended May 31, 2017	For the Six-Month Period Ended November 30, 2017	For the Year Ended May 31, 2017
Investment Activities:
Net investment income	$40,735	$31,490	$4,536	$2,823	$2,016	$1,331
Net realized gain (loss) on investments sold	2	61	(7)	1	–	–
Net increase in net assets resulting from operations	40,737	31,551	4,529	2,824	2,016	1,331
Dividends from net investment income:
Class I	(38,563)	(29,965)	(3,897)	(2,477)	–	–
Class A	(2,172)	(1,507)	(639)	(349)	–	–
Advisor Class	–	(18)	–	–	–	–
Institutional Shares	–	–	–	–	(2,016)	(1,330)
Total dividends	(40,735)	(31,490)	(4,536)	(2,826)	(2,016)	(1,330)
Share Transactions (all at $1.00 per share):
Proceeds from shares issued:
Class I	4,688,564	12,742,028	717,194	1,742,979	526,866	–
Class A	1,106,870	1,509,922	395,571	536,932	–	–
Advisor Class	–	9,659	–	–	–	–
Institutional Shares	–	–	–	–	–	1,262,461
Reinvestment of dividends:
Class I	456	406	13	6	6	–
Class A	136	65	87	21	–	–
Advisor Class	–	18	–	–	–	–
Institutional Shares	–	–	–	–	–	5
Total proceeds from shares issued and reinvested	5,796,026	14,262,098	1,112,865	2,279,938	526,872	1,262,466
Value of shares redeemed:
Class I	(3,884,081)	(8,982,559)	(664,616)	(2,000,262)	(475,598)	–
Class A	(1,030,326)	(1,418,881)	(312,045)	(565,522)	–	–
Advisor Class	(4)	(10,544)	–	–	–	–
Institutional Shares	–	–	–	–	–	(1,173,118)
Total value of shares redeemed	(4,914,411)	(10,411,984)	(976,661)	(2,565,784)	(475,598)	(1,173,118)
Increase (decrease) in net assets from share transactions	881,615	3,850,114	136,204	(285,846)	51,274	89,348
Total increase (decrease) in net assets	881,617	3,850,175	136,197	(285,848)	51,274	89,349
Net Assets:
Beginning of period	8,989,051	5,138,876	1,067,374	1,353,222	543,266	453,917
End of period*	$9,870,668	$8,989,051	$1,203,571	$1,067,374	$594,540	$543,266

*Including distributions in excess of net investment income	$(145)	$(145)	$(61)	$(61)	$(8)	$(8)

See Notes to Financial Statements.

24

P N C  M o n e y  M a r k e t  F u n d s

N O T E S  T O  F I N A N C I A L  S T A T E M E N T S

N o v e m b e r  3 0 ,  2 0 1 7  ( U n a u d i t e d )

1. Fund Organization

PNC Funds and PNC Advantage Funds (the “Trusts”), each a Delaware statutory trust, are registered under the Investment Company Act of 1940 (the “1940 Act”), as open-end management investment companies. As of November 30, 2017, the Trusts offered for sale shares of 25 Funds (collectively, the “Funds”). PNC Advantage Institutional Treasury Money Market Fund is the sole series of PNC Advantage Funds; PNC Government Money Market Fund and PNC Treasury Money Market Fund are each a series of PNC Funds. Each of the Funds is authorized to issue various classes of shares (individually, a “Class”, collectively, the “Classes”). Each share class represents an interest in the same portfolio of investments of the respective Fund and is substantially the same in all respects, except that the classes are generally subject to different distribution (12b-1) fees and/or shareholder services fees, sales charges and investment minimums. With respect to the PNC Money Market Funds, as defined below, Class I, Advisor Class, Class A, Institutional, Advisor and Service Shares are sold without a sales charge.

On November 30, 2017, the Board of Trustees of PNC Advantage Funds approved an agreement and plan of reorganization pursuant to which PNC Advantage Institutional Treasury Money Market Fund will reorganize into PNC Treasury Plus Money Market Fund, a newly created series of PNC Funds, a Delaware statutory trust (the “PNC Funds Trust”). PNC Treasury Plus Money Market Fund has principal investment strategies identical to those of PNC Advantage Institutional Treasury Money Market Fund and is managed by the same investment adviser and portfolio management team as PNC Advantage Institutional Treasury Money Market Fund. Subject to satisfaction of the terms and conditions of the agreement and plan of reorganization, the redomiciling is scheduled to become effective on or about March 31, 2018 (the “Closing Date”). On the Closing Date, each shareholder will receive shares of the corresponding class of shares of PNC Treasury Plus Money Market Fund that are equal in number and value to the shares of PNC Advantage Institutional Treasury Money Market Fund that were held by the shareholder immediately prior to the Closing Date. In addition, the respective share classes of PNC Treasury Plus Money Market Fund will assume the performance, financial and other historical information of PNC Advantage Institutional Treasury Money Market Fund. Furthermore, PNC Treasury Plus Money Market Fund will hold the same portfolio of securities previously held by PNC Advantage Institutional Treasury Money Market Fund. On the Closing Date, PNC Advantage Institutional Treasury Money Market Fund will no longer be offered to the public, but investors will be permitted to invest in PNC Treasury Plus Money Market Fund, a series of PNC Funds Trust and successor to the Fund.

As of November 30, 2017, the Trusts offered four categories of Funds:

Equity Funds

PNC Balanced Allocation Fund, PNC Emerging Markets Equity Fund, PNC International Equity Fund, PNC International Growth Fund, PNC Multi-Factor All Cap Fund, PNC Multi-Factor Large Cap Growth Fund, PNC Multi-Factor Large Cap Value Fund, PNC Multi-Factor Small Cap Core Fund, PNC Multi-Factor Small Cap Growth Fund, PNC Multi-Factor Small Cap Value Fund, PNC S&P 500 Index Fund and PNC Small Cap Fund;

Fixed Income Funds

PNC Bond Fund, PNC Government Mortgage Fund, PNC Intermediate Bond Fund, PNC Limited Maturity Bond Fund, PNC Total Return Advantage Fund and PNC Ultra Short Bond Fund;

Tax Exempt Bond Funds

PNC Intermediate Tax Exempt Bond Fund, PNC Maryland Tax Exempt Bond Fund, PNC Ohio Intermediate Tax Exempt Bond Fund and PNC Tax Exempt Limited Maturity Bond Fund; and

Money Market Funds

PNC Government Money Market Fund, PNC Treasury Money Market Fund and PNC Advantage Institutional Treasury Money Market Fund.

The financial statements presented herein are those of the Money Market Funds (each referred to as a “Fund,” or collectively as the “Funds”). The financial statements of the Equity Funds, Fixed Income Funds and Tax Exempt Bond Funds are not presented herein, but are presented separately.

25

P N C  M o n e y  M a r k e t  F u n d s

N O T E S  T O  F I N A N C I A L  S T A T E M E N T S

N o v e m b e r  3 0 ,  2 0 1 7  ( U n a u d i t e d )

2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to the Investment Companies Topic of U.S. GAAP.

The following is a summary of significant accounting policies followed by the Funds.

Investment Valuation

The investments of the Funds, other than investments in other money market funds, funding agreements and repurchase agreements, are valued at amortized cost, which approximates market value. The amortized cost method values an investment at its cost at the time of purchase and thereafter assumes a constant proportionate accretion of discount or amortization of premium to its effective maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its investments at market price, or fair value prices may be determined in good faith using methods approved by the Boards of Trustees of the Trusts (the “Board”). No such investments held on November 30, 2017 were valued using a method other than amortized cost.

Investments in other money market funds are valued at their respective net asset values (“NAV”) as determined by those funds each business day.

Investments in repurchase agreements and funding agreements are generally valued at par, which approximates market value, each business day.

Fair value represents the estimated price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment. Valuation techniques should maximize the use of observable market data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fair value measurements utilize a hierarchy based on the observability of inputs used to establish fair value. These inputs, listed below, are summarized in three broad levels and investment assets reported at fair value are classified on the basis of the lowest level input that is significant to fair value:

●	Level 1 — quoted prices in active markets for identical assets and liabilities, including, but not limited to:

Investment Companies – investments in open-end mutual funds which are valued at their closing NAV.

●	Level 2 — other significant observable inputs, including but not limited to:

All Securities – quoted prices for similar securities; quoted prices based on recently executed transactions; adjusted quoted prices based on observable and formulaic inputs; or, observable correlated market inputs.

Fixed Income Securities, Money Market Fund Investments Valued at Amortized Cost and Funding and Repurchase Agreements Valued at Par – independent pricing service-supplied valuations or quoted prices for similar securities or obligations, including matrix pricing, based on methods which consider standard inputs such as yields or prices of securities or obligations of comparable quality, stability, risk, coupon, collateral (as applicable), maturity, type, trading factors, multiple indications of value from dealers or other financial institutions that trade the securities or obligations.

●	Level 3 — significant unobservable inputs, including but not limited to:

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All Securities – modeling or manual pricing based on each Fund’s own assumptions in determining fair value of investments; or, the significant use of unobservable inputs or stale inputs.

Each Fund recognizes transfers into and out of levels, if any, at the end of the reporting period.

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The valuation hierarchy of each Fund’s securities as of November 30, 2017 can be found at the end of each Fund’s Schedule of Investments.

Investment Transactions, Investment Income and Expenses

Investment transactions are recorded on a trade date basis for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums are accreted and amortized, respectively, to interest income over the estimated lives of the respective investments using the effective interest method. Expenses common to all of the Funds are allocated among the Funds based on a number of factors, including each Fund’s respective average net assets or other appropriate allocation methodologies, such as a fixed or equal allocation across Funds. Expenses common to all Classes, investment income, and realized and unrealized gains and losses on investments are allocated using the settled shares method which allocates to each Class based on relative daily net assets, excluding the value of subscriptions receivable. The settled shares allocation methodology is consistent with the Funds’ daily distribution rate calculation methodology. Distribution (12b-1) fees and shareholder services fees relating to a specific Class are charged directly to that Class.

Dividends and Distributions to Shareholders

Dividends from net investment income for each of the Funds are declared daily and paid monthly. Any net realized capital gains will be distributed at least annually by each of the Funds. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Delayed-Delivery Transactions

Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in the amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in any future gains and losses with respect to the security.

Repurchase Agreements

Each Fund, with the exception of Treasury Money Market Fund, may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund purchases a debt obligation from a financial institution such as a bank or broker-dealer, subject to a mutual agreement that the seller will repurchase the obligation at an agreed-upon price and time. The debt obligation is collateralized by securities held in safe keeping by the Fund’s custodian or another qualified custodian or in the Federal Reserve/U.S. Treasury book-entry system with value no less than the repurchase price (including accrued interest). A custody agreement in connection with the Master Repurchase Agreement defines eligible securities for collateral in relation to each repurchase agreement. If the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value. Upon an event of default under the Master Repurchase Agreement, if the seller defaults and the value of the collateral security declines or if the seller enters an insolvency proceeding, the Fund may suffer time delays and incur costs in connection with the disposition of the collateral security and recovery of any losses incurred.

At period end, certain Funds had investments in repurchase agreements. The gross value and related collateral received for these investments are presented in each applicable Fund’s Schedule of Investments and the value of these investments is also presented in the Statements of Assets and Liabilities. The value of the related collateral received exceeded the value of the repurchase agreements as of November 30, 2017.

Master Agreements and Netting Arrangements

Certain Funds are parties to various agreements, including but not limited to Master Repurchase Agreements, which govern the terms of certain transactions with select counterparties (collectively “Master Agreements”). These Master Agreements generally include

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provisions for general obligations, agreements, representations, collateral and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions. The netting arrangements are generally tied to credit related events that, if triggered, would cause an event, default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination or default event, the total market value exposure would be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. An election made by a counterparty to terminate a transaction early under a Master Agreement could have an adverse impact on a Fund’s financial statements. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Collateral under the Master Agreements is usually in the form of cash, U.S. Treasury or U.S. Government agency securities, but can include other types of securities. There can be no assurance that the Master Agreements will be successful in limiting credit or counterparty risk. Details of the counterparties and the collateral as of November 30, 2017 are included in each Fund’s Schedule of Investments.

3. Investment Advisory Fees and Other Transactions with Affiliates

Investment Advisory Fees

Fees paid by the Funds pursuant to the Advisory Agreement with PNC Capital Advisors, LLC (the “Adviser”), an indirect wholly owned subsidiary of The PNC Financial Services Group, Inc. (“PNC Group”), are payable monthly and are calculated at an annual rate of each Fund’s average daily net assets. The Adviser may, from time to time, waive any portion of its fees and reimburse certain expenses of a Fund. Such waivers and reimbursements are voluntary and may be changed or discontinued at any time. Any such waivers and reimbursements are not subject to recoupment by the Adviser. During the six-month period ended November 30, 2017, there were no fee waivers or expense reimbursements in the Funds. The table below lists the advisory fees that were in effect during the six-month period ended November 30, 2017.

Annual Rate
Government Money Market Fund	0.15%
Treasury Money Market Fund	0.15%
Advantage Institutional Treasury Money Market Fund	0.15%

Shareholder Services Fees

The Trusts maintain Shareholder Services Plans (the “Services Plans”) with respect to the Class A and Advisor Class Shares of PNC Funds and Advisor and Service Shares of PNC Advantage Funds. Pursuant to the Services Plans, the Trusts enter into shareholder servicing agreements with certain financial institutions, including affiliates of the Adviser, under which they agree to provide, for PNC Funds, shareholder administrative services to their customers who beneficially own Class A and Advisor Class Shares in consideration for payment of up to 0.25% of the average daily net assets of each Fund’s Class A Shares and up to 0.10% of the average daily net assets of each Fund’s Advisor Class Shares and for PNC Advantage Funds, shareholder administrative services to their customers who beneficially own Advisor and Service Shares in consideration for payment of up to 0.10% and 0.25% of the average daily net assets attributable to Advisor and Service Shares, respectively. During the six-month period ended November 30, 2017, the shareholder administrative services accrual was at an annual rate of 0.00% for each of the PNC Money Market Funds.

Trustees’ Fees

For his or her service as a Trustee of the Trusts, each Trustee receives an annual fee of $85,000 plus $7,750 for each Board meeting attended in person, and such amount, up to a maximum of $3,750, as may be determined for each special Board meeting attended, in addition to a reimbursement of all out-of-pocket expenses incurred as a Trustee. Each Trustee also receives $800 for each Audit Committee meeting attended. The Chairman of the Board receives an additional fee of $25,000 per year and the Chairman of the Audit Committee receives an additional fee of $10,000 per year for their services in these capacities. No person who is an officer, director, trustee, or employee of the Adviser, the Underwriter, or any parent or subsidiary thereof, who serves as an officer, trustee, or employee of the Trusts receives any compensation from the Trusts. Fees are paid quarterly in arrears and are allocated to the Funds based on a number of factors, including their average daily net assets.

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Trustees who receive fees are eligible for participation in the Trust’s Deferred Compensation Plan (the “Plan”), which is an unfunded, nonqualified deferred compensation plan. The Plan allows each eligible Trustee to defer receipt of all or a percentage of fees that would otherwise be payable for services performed.

Administration Fees

The Trusts, The Bank of New York Mellon (“BNY Mellon”) and the Adviser are parties to Co-Administration and Accounting Services Agreements, pursuant to which BNY Mellon and the Adviser serve as Co-Administrators to the Trusts.

For their services as Co-Administrators, BNY Mellon and the Adviser are entitled to an annual fee paid by each series of PNC Funds and PNC Advantage Funds as follows: 0.05% of the Fund’s average aggregate net assets up to $1 billion, 0.03% of the Fund’s average aggregate net assets between $1 billion and $10 billion, and 0.01% of the Fund’s average aggregate net assets in excess of $10 billion. For their services to the PNC Money Market Funds as Co-Administrators during the six-month period ended November 30, 2017, approximately 0.0110% was allocated to BNY Mellon and approximately 0.0236% was allocated to the Adviser in aggregate. Total fees paid by the PNC Money Market Funds to the Adviser for the six-month period ended November 30, 2017 were $1,324,756.

BNY Mellon also receives other transaction-based charges from the Trusts and is reimbursed for out-of-pocket expenses by the Trusts.

Affiliated Money Market Funds

Pursuant to SEC rules, the Funds may invest cash balances not otherwise invested in portfolio securities to purchase shares of other money market funds offered by the Trusts, or the money market funds of BlackRock Funds. The Funds will bear the costs and fees associated with investments in other investment companies, including other investment companies managed by the Adviser or its affiliates, except that the Adviser has agreed to waive its advisory fee in an amount equal to the advisory fee paid to the Adviser by a PNC money market fund with respect to a Fund’s short-term cash reserves swept into a PNC money market fund. Certain other contractual and voluntary advisory fee waivers may reduce the Adviser’s obligation to waive its advisory fees in connection with such investments. This waiver may be terminated at any time without prior notice.

PNC Group owns a minority interest in BlackRock, Inc. As a result, the BlackRock Funds could be deemed to be affiliates of the Adviser.

The amount invested by PNC Treasury Money Market Fund in BlackRock Treasury Trust Fund remained unchanged during the six-month period ended November 30, 2017.

Details of affiliated holdings at November 30, 2017 are included in the respective Fund’s Schedule of Investments.

Dividends received from such investment are reported as “Income from affiliate” in the Fund’s Statement of Operations.

4. Custodian, Distribution/12b-1 and Transfer Agent Fees

Custodian Fees

BNY Mellon serves as the Custodian of the Trusts. The Custodian fees for the Trusts are calculated at the following annual rate: 0.0025% of the first $5 billion of the combined average daily gross assets of the Trusts, 0.002% of the next $5 billion of the combined average daily gross assets of the Trusts and 0.001% of the combined average daily gross assets in excess of $10 billion of the Trusts. The Custodian fees are allocated to the Trusts based on each Fund’s relative average daily net assets. BNY Mellon also receives other transaction-based charges from the Trusts and is reimbursed for out-of-pocket expenses by the Trusts.

Distribution/12b-1 Fees

For its services to the Trusts, the Underwriter, a wholly owned subsidiary of Foreside Financial Group, LLC, receives an annual fee payable directly by the Adviser. PNC Funds has adopted a distribution plan for Class A Shares in accordance with Rule 12b-1 under the 1940 Act (“Rule 12b-1”). Pursuant to the Class A Shares plan, PNC Government Money Market Fund and PNC Treasury Money Market Fund reimburse the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.10% per annum of the average daily net assets of those Funds’ Class A Shares. The Board renewed a commitment whereby actual distribution fees for Class A Shares will be no more than 0.00% per annum.

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This commitment continues through September 28, 2018, at which time the Board will consider whether to renew, revise or discontinue it.

During the six-month period ended November 30, 2017, the 12b-1 accrual was at an annual rate of 0.00% for each of PNC Government Money Market Fund’s and PNC Treasury Money Market Fund’s Class A Shares.

Transfer Agent

BNY Mellon serves as Transfer Agent for the Funds. For its services as Transfer Agent, BNY Mellon receives a fee based primarily upon the number of accounts serviced. Certain minimum fees and transaction charges may apply. Fees are allocated to the Funds based on a number of factors, including number of accounts serviced.

5. Federal Income Taxes

Each Fund is classified as a separate taxable entity for Federal income tax purposes and intends to continue to qualify as a separate “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

Each Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as an expense during the current year. A tax position that does meet the more-likely-than-not threshold is reflected as the largest amount of tax benefit that is greater than 50 percent likely to be realized upon settlement with the relevant taxing authority. Management has analyzed each Fund’s tax positions through the six-month period ended November 30, 2017 and for each Fund’s open tax years (years ended May 31, 2014 through May 31, 2017) and has concluded that no provision for income tax is required in each Fund’s financial statements.

The amount of dividends from net investment income and distributions from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature and are attributable primarily to differences in the book/tax treatment of deferred compensation. The character and timing of dividends and/or distributions made during the year from net investment income and/or net realized capital gains may differ from the accounting treatment of such amounts. To the extent any of these differences are permanent, adjustments are made to the appropriate equity accounts in the period in which the differences arise. Accordingly, the following permanent differences have been reclassified to/from the following accounts for the fiscal year ended May 31, 2017:

	Undistributed (Distributions in Excess of) Net Investment Income (000)	Accumulated Net Realized Losses (000)	Paid-in Capital (000)
Treasury Money Market Fund	$1	$–	$(1)
Institutional Treasury Money Market Fund	1	–	(1)

For Federal income tax purposes, realized capital losses may be carried forward and applied against future realized capital gains. During the fiscal year ended May 31, 2017, capital loss carryforwards that were utilized to offset capital gains were as follows:

(000)
Government Money Market Fund	$60
Treasury Money Market Fund	1

At May 31, 2017, the Funds had capital loss carryforwards (in thousands) available to offset future realized capital gains through the indicated expiration dates:

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	Expiring May 31,

	2018	Indefinite	Total
Treasury Money Market Fund	$8	$–*	$8
Advantage Institutional Treasury Money Market Fund	–	–*	–*
*Amount represents less than $500.

Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), net capital losses incurred in taxable years beginning after December 22, 2010 may be carried forward indefinitely with their character retained as short term or long term. Net capital losses incurred in taxable years beginning on or before December 22, 2010 may be carried forward for eight years and are treated as short-term capital losses in the year to which they were carried. However, the Modernization Act requires that post-enactment net capital losses (i.e., in taxable years beginning after December 22, 2010) be used before pre-enactment net capital loss carryforwards, which increases the likelihood that pre-enactment capital loss carryforwards will expire unused.

6. Certain Principal Risks

An investment in a Fund is subject to a number of risks. Below is a discussion of some, but not all, of the risks of investing in the Funds. Please see the relevant Fund’s prospectus for a discussion of the principal risks of investing in the Fund.

Credit/Counterparty Risk. The values of debt securities and other investments involving an obligation, such as derivative investments or repurchase obligations, may be affected by the ability of the issuer or the respective counterparties to make principal and interest payments or otherwise meet payment obligations to the Fund. If an issuer or counterparty cannot or will not meet its payment obligations or if its credit rating is lowered or its financial strength deteriorates, the values of its debt securities or other instruments may fall. Certain obligations issued by U.S. government agencies, authorities, instrumentalities, or sponsored enterprises, such as the Government National Mortgage Association, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and Federal Home Loan Banks, are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity’s own resources. Counterparty risk may be a greater risk for swaps and other over-the-counter derivatives than it is for exchange-traded derivatives.

Government Securities Risk. Concerns about the capacity of the U.S. government to meet its obligations may negatively impact the price of securities held by the Fund.

Interest Rate Risk. The value of a debt security typically changes in the opposite direction from a change in interest rates. When interest rates go up, the value of a debt security typically goes down. When interest rates go down, the value of a debt security typically goes up. Generally, the longer the maturity or duration of a debt security (or a portfolio of such securities), the more the value of that security (or portfolio of securities) will change as a result of changes in interest rates. Interest rate risk may be heightened when interest rates are below or significantly below historical averages. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. Recent and potential future changes in government policy may affect interest rates.

Management and Operational Risk. An investment in a Fund is subject to management risk because each Fund is actively managed. The Adviser will apply investment techniques and risk analysis in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired outcome. Additionally, legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser in managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objective.

Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, the Fund’s counterparties, market participants, issuers of securities held by the Fund, or the systems or technology on which the Fund may rely, may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations, such as calculating the Fund’s NAV or processing redemptions.

Each Fund may invest up to 5% of its net assets in illiquid securities. Illiquid securities are securities that cannot be disposed of within seven days in the ordinary course of business at approximately the value at which a Fund has valued the securities. Liquid investments made by the Funds may become illiquid after their purchase by the Funds, potentially rapidly and unexpectedly. The Adviser’s determination  that  an  investment  should  be  treated  as  liquid  for  purposes  of  this  policy   provides  no  assurance  that the investment

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will not become illiquid at a later time or that the investment will be sold at or near the price at which the Fund has valued the investment. Restricted securities, including securities acquired under the provisions of Rule 144A, are a type of security that may only be resold to certain eligible qualified buyers and may be considered illiquid. Any such security acquired under the provisions of Rule 144A will not be considered illiquid so long as it is determined by the Board or the Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. Details of investments in illiquid and/or restricted securities are included in each Fund’s Schedule of Investments.

7. Borrowing Arrangements

InterFund Lending

The Trusts have received an exemptive order from the SEC that permits the Funds to lend money and borrow money for temporary purposes directly to and from another Fund pursuant to a master interfund lending agreement. The Money Market Funds do not participate in the interfund lending program as borrowing or lending funds.

8. Indemnifications

In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnifications. The Funds have not historically incurred material expenses in respect of those provisions.

9. SEC-Adopted Amendments

On October 13, 2016, the SEC adopted new and amended rules, as applicable, (the “Rules”) to modernize and enhance the reporting and disclosure of information by registered investment companies. The Rules are intended to enhance the quality of information available to investors and allow the SEC to more effectively collect and use data reported by funds. These Rules generally become effective in 2018. The SEC’s adopted amendments to Regulation S-X, which were effective August 1, 2017 and impact financial statement presentation, have been reflected in these financial statements. Management continues to evaluate the implications of the Rules and the additional impacts on the Funds’ financial statement disclosures, if any.

10. Subsequent Events

Subsequent events have been evaluated through the date that the financial statements were issued. There were no material subsequent events identified which required adjustment to, or additional disclosure in, the financial statements.

The PNC Money Market Funds’ Class A, Service Class and Advisor Class Shares are subject to shareholder servicing fees of up to 0.25%, 0.25% and 0.10%, respectively. Since January 1, 2010, those fees have been suspended. Effective December 15, 2017, that suspension has been lifted with respect to Advisor Class Shares, and Class A and Service Class Shares will be subject to shareholder servicing fees of up to 0.10%. The limitation on the shareholder servicing fees of Class A and Service Class Shares may be removed at any time without prior notice.

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T R U S T E E S ’  R E V I E W  A N D  A P P R O V A L  O F  A D V I S O R Y  A G R E E M E N T

( U n a u d i t e d )

Approval of Advisory Agreements

At meetings held in June and August of 2017, the Trustees of PNC Funds and PNC Advantage Funds (together, the “Trusts”), each of whom is not an “interested person” (as such term is defined in Section 2(a)(19) of the 1940 Act) of the Trust (collectively, the “Trustees” or the “Board”), met in person to consider the proposed renewal of the advisory agreements (“Advisory Agreements”) between each Trust and PNC Capital Advisors, LLC (the “Adviser”) for an additional one-year period, with respect to each of the PNC Funds and PNC Advantage Funds (each, a “Fund,” and collectively, the “Funds”). The following summarizes the Trustees’ process of requesting and evaluating the information they believed to be reasonably necessary to determine whether to approve the renewal of each Advisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors.

Before the June 2017 meeting, the Trustees, with the assistance of their independent counsel (“Independent Counsel”), compiled an information request and submitted the request to the Adviser. Prior to the June 2017 meeting, the Adviser provided a written response to that request. The process to review the Adviser’s response was divided into two meetings. At the first meeting in June, the Adviser presented materials responsive to the Trustees’ request for information and relating to the services it provides to the Funds, including a wide variety of services not expressly contemplated by the Advisory Agreements. At that meeting, the Trustees also had the opportunity to meet amongst themselves and with Independent Counsel to discuss and evaluate those materials and request any additional information they determined, in light of the legal advice furnished to them and their own business judgment, to be relevant for their evaluation before meeting a second time in August 2017 to consider whether to approve the renewal of the Advisory Agreements. Although the Advisory Agreements for all of the Funds were considered at the same Board meetings, the Trustees considered each Fund’s Advisory Agreement separately.

At the June 2017 meeting, the Trustees also discussed with Independent Counsel a memorandum prepared by Independent Counsel that provided a summary of the Trustees’ fiduciary responsibilities under state and federal law relating to their consideration of the continuation of the Advisory Agreements. Prior to and at the June 2017 meeting, the Trustees received and reviewed extensive materials prepared by the Adviser in response to their request, which reflected Independent Counsel’s prior discussions with the Trustees concerning their responsibilities and information they indicated would be helpful to their review of each Advisory Agreement. These materials addressed, among other things:

●	the nature of the advisory services provided by the Adviser;

●	the assets of each Fund and the Adviser’s total assets under management;

●	the portfolio management personnel and their compensation structure;

●	the performance of the Funds managed by the Adviser compared to the performance of composites of other accounts managed by the Adviser using similar investment styles (where applicable);

●

the performance of the Funds managed by the Adviser compared to their benchmarks (where applicable) and the performance of other peer funds managed by other advisers pursuant to similar investment strategies;

●	the estimated profitability of each Fund to the Adviser;

●	other benefits the Adviser and its affiliates receive as a result of the Adviser’s relationship to the Funds;

●	the Adviser’s monitoring and other activities in respect of its oversight of PNC International Equity Fund’s sub-adviser;

●	the Adviser’s brokerage, trading and soft dollar practices and the Funds’ securities lending practices;

●	each Fund’s contractual and net advisory fees and net operating expenses compared to the contractual fees of other accounts managed by the Adviser using comparable investment strategies;

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( U n a u d i t e d )

●

each Fund’s contractual and net advisory fees and net operating expenses compared to broad and narrow peer competitor universes based upon information sourced from Lipper, Inc. and prepared by the Adviser in accordance with recommendations previously provided by Barrington Partners, a third-party firm engaged by the Trustees in 2016 to review the peer selection process;

●	the compliance program of the Adviser;

●	voluntary expense waivers, expense reimbursements and/or expense limitations in effect with respect to the Funds (where applicable);

●	the Adviser’s and its affiliates’ disaster recovery/business continuity plans and cybersecurity policy; and

●	the Adviser’s risk management and monitoring measures and processes.

The Trustees received information from the Adviser on a number of topics, including a discussion on a Fund-by-Fund basis of each Fund’s performance relative to its peer funds and its benchmark (where applicable) and the advisory fees charged by the Adviser as compared to each Fund’s peer group. The Trustees also considered information provided by the Adviser regarding the process for the peer group selection. The Trustees discussed various factors including, but not limited to, the resources the Adviser devotes to management of the Funds and a comparison of the fees charged to the Funds with those charged to the Adviser’s other clients with similar investment strategies, if applicable. In that regard, the Trustees also considered information provided by the Adviser regarding differences in the services provided and the resources dedicated to those other accounts as compared to those provided and dedicated to the Funds. The Trustees also considered, where applicable, the fee waivers and/or expense limitations in place for a Fund.

In their evaluation of the profitability information the Adviser provided, the Trustees considered the Adviser’s profitability in respect of each Fund both before and after consideration of any distribution-related expenses. The Trustees also considered the information the Adviser presented regarding the cost allocation methodology the Adviser used in determining the profitability information presented. The Trustees also considered, in evaluating the Adviser’s profitability, the profitability information presented for certain other asset managers who make financial information publicly available. In evaluating that information, the Trustees noted, among other things, that the profitability information for those other managers was not presented on a fund-by-fund basis and might represent the profitability of an asset manager with a mix of business significantly different from the Adviser’s. The Trustees also considered in evaluating the Funds’ advisory fees, as well as PNC’s profitability in respect of each Fund, the significant investments the Adviser has made in the Funds and the entrepreneurial and other risks the Adviser bears by sponsoring the Funds.

The Trustees also considered the extent to which economies of scale achieved by the Adviser are shared with Fund shareholders. In that regard, the Trustees concluded that the Funds’ advisory fee schedules, the breakpoints in those schedules (with respect to PNC S&P 500 Index Fund, which was subsequently liquidated), and the fee waivers and/or other expense limitation arrangements (where applicable) that may apply were appropriate and supported the renewal of the Advisory Agreements.

The Trustees also were informed by the Adviser that there were no pending litigation or regulatory actions against the Adviser that would adversely affect or prohibit the Adviser’s services to the Funds.

In advance of the Board meeting held in August 2017, the Trustees again met in an executive session with Independent Counsel and discussed the information provided in response to their supplemental information request, including additional analysis regarding the investment advisory fee and net expense ratios for the taxable fixed income funds, as well as a reduced contractual investment advisory fee for each of PNC Multi-Factor Small Cap Core Fund, PNC Multi-Factor Small Cap Growth Fund and PNC Multi-Factor Small Cap Value Fund and a revised expense limitation arrangement that would apply to Class A shares of PNC Balanced Allocation Fund. The Trustees also considered additional analysis provided by the Adviser regarding the net expense ratio for PNC Government Money Market Fund and its waiver practices compared to its narrow peer universe.

Based on their cumulative review, the Trustees concluded at their August 2017 meeting that the Adviser had the capabilities, resources and personnel necessary to serve as the investment adviser to each Fund. With respect to the advisory fees applicable to each Fund, the Trustees concluded such fees were fair and reasonable in each instance.

Based on their evaluation of all material factors, including those described above, the Trustees concluded at their August 2017 meeting that  the  terms  of  the  agreements  remained  reasonable and fair  and  voted  to  approve  the   renewalof  each  Advisory  Agreement  for  a

34

one-year period commencing October 1, 2017, after a finding that the renewal of each Advisory Agreement was in the best interests of the relevant Fund and its shareholders.

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P N C  M o n e y  M a r k e t  F u n d s

P R O X Y  V O T I N G  A N D  Q U A R T E R L Y  S C H E D U L E S  O F  I N V E S T M E N T S

( U n a u d i t e d )

Proxy Voting

A description of the policies and procedures that the Trusts use to determine how to vote proxies relating to their portfolio securities as well as information regarding how the Trusts voted proxies during the most recent 12-month period ended June 30, is available upon request, without charge, by calling 1-800-622-FUND (3863), visiting the website of the Trusts at pncfunds.com, or on the SEC’s website at http://www.sec.gov.

Quarterly Schedule of Investments

The Form N-Q, which includes a complete schedule of investments, must be filed with the SEC within 60 days of the end of the first and third fiscal quarters of the Trusts. The Forms N-Q of the Trusts are available upon request, without charge, by calling 1-800-622-FUND (3863), visiting the website of the Trusts at pncfunds.com, on the SEC’s website at http://www.sec.gov, or they may be reviewed and/or copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

36

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P N C  M o n e y  M a r k e t  F u n d s

P N C  F U N D S  N O T I C E  O F  P R I V A C Y  P O L I C Y & P R A C T I C E S

( U n a u d i t e d )

The funds recognize and respect the privacy concerns and expectations of our customers(1). Federal law gives customers the right to limit some but not all sharing of customer information that we collect. Federal law also requires us to tell you how we collect, share and protect your personal information.

This notice is provided to you so that you will know what kinds of information we collect and the circumstances in which that information may be disclosed to third parties who are not affiliated with the funds.

Collection of Customer Information

The funds collect nonpublic personal information about our customers from the following sources:

●	Account Applications and other forms, which may include a customer’s name, address, social security number, date of birth, and information about a customer’s investment goals and risk tolerance;

●	Account History, including information about the transactions and balances in a customer’s accounts; and

●	Correspondence, written, telephonic or electronic, between a customer and the funds or service providers to the funds.

Disclosure of Customer Information(2)

The funds may disclose all of the information described above to certain third parties who are not affiliated with the funds under one or more of these circumstances:

●	As Authorized – if you request or authorize the disclosure of the information.

●

As Permitted by Law – for example, sharing information with companies who maintain or service customer accounts for the funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts.

●

Under Joint Agreements – the funds may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom the funds have joint marketing agreements, such as The PNC Financial Services Group, Inc. and its affiliates.

These third parties must agree to strict confidentiality provisions to assure the protection of your information.

Sharing of Customer Information

We do not share such customer information with affiliates or non-affiliates for use in their marketing activities.

Security of Customer Information

The funds require service providers to the funds:

●	to maintain policies and procedures designed to assure only appropriate access to, and use of, information about customers of the funds; and

●	to maintain physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of customers of the funds.

The funds will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of the funds. If you have any questions concerning this Notice, or about the funds in general, please call: 1-800-622-3863 for PNC Funds.

(1)	For purposes of this notice, the terms “customer” or “customers” includes individuals who provide nonpublic personal information to the funds, but do not invest in the funds’ shares.
(2)	The funds do not share information about shareholders who are residents of California with affiliates of the funds or with unaffiliated companies under joint marketing agreements.

Investment Adviser

PNC Capital Advisors, LLC

One East Pratt Street, 5th Floor

Baltimore, MD 21202

Underwriter

PNC Funds Distributor, LLC

Three Canal Plaza,

Suite 100,

Portland, ME 04101

www.foreside.com

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199-3600

Custodian

The Bank of New York Mellon

2 Hanson Place, 7th Floor

Brooklyn, NY 11217

P.O. Box 9795 Providence, RI 02940-9795	PRESORTED STANDARD U.S. POSTAGE PAID BNY MELLON

PNC Funds

November 30, 2017
(Unaudited)

Semi-Annual Report

PNC Equity Funds

PNC Fixed Income Funds

PNC Tax Exempt Bond Funds

EQUITY FUNDS
Balanced Allocation Fund
Emerging Markets
Equity Fund
International Equity Fund
International Growth Fund
Multi-Factor All Cap Fund
Multi-Factor Large Cap
Growth Fund
Multi-Factor Large Cap
Value Fund
Multi-Factor Small Cap
Core Fund
Multi-Factor Small Cap
Growth Fund
Multi-Factor Small Cap
Value Fund
S&P 500 Index Fund*
Small Cap Fund
FIXED INCOME FUNDS
Bond Fund
Government Mortgage Fund
Intermediate Bond Fund
Limited Maturity Bond Fund
Total Return Advantage Fund
Ultra Short Bond Fund
TAX EXEMPT BOND FUNDS
Intermediate Tax Exempt
Bond Fund
Maryland Tax Exempt
Bond Fund
Ohio Intermediate Tax
Exempt Bond Fund
Tax Exempt Limited Maturity
Bond Fund
OTHER PNC FUNDS
MONEY MARKET FUNDS Government Money Market Fund Treasury Money Market Fund * Liquidated on December 27,

This material must be preceded or accompanied by a prospectus.

You should consider the investment objectives, risks, charges and expenses of the PNC Equity Funds, PNC Fixed Income Funds and PNC Tax Exempt Bond Funds (individually, a “Fund”, collectively, the “Funds”) carefully before investing. A prospectus and other information about the Funds may be obtained by calling your investment professional, calling 1-800-622-FUND (3863) or downloading one at pncfunds.com. Please read it carefully before investing.

2017
N O T F D I C I N S U R E D ● N O B A N K G U A R A N T E E ● M A Y L O S E V A L U E

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at pncfunds.com.

PNC Capital Advisors, LLC (“PCA”), a subsidiary of The PNC Financial Services Group, Inc., serves as investment adviser and co-administrator to PNC Funds and receives fees for its services. PNC Funds are distributed by PNC Funds Distributor, LLC (the “Underwriter”), Three Canal Plaza, Suite 100, Portland, ME 04101. The Underwriter is not affiliated with PCA and is not a bank.

©2018 The PNC Financial Services Group, Inc. All rights reserved.

TABLE OF CONTENTS

Letter to Shareholders			1
Abbreviations and Definitions for Schedules of Investments and Financial Statements			5
PNC Equity Funds
Summary of Portfolio Holdings			7
Expense Tables			9

	Financial Highlights	Schedule of Investments
Balanced Allocation Fund	11	23
Emerging Markets Equity Fund	12	32
International Equity Fund	13	37
International Growth Fund	14	43
Multi-Factor All Cap Fund	15	48
Multi-Factor Large Cap Growth Fund	16	52
Multi-Factor Large Cap Value Fund	17	55
Multi-Factor Small Cap Core Fund	18	58
Multi-Factor Small Cap Growth Fund	19	61
Multi-Factor Small Cap Value Fund	20	64
S&P 500 Index Fund	21	67
Small Cap Fund	22	73
Statements of Assets and Liabilities			75
Statements of Operations			83
Statements of Changes in Net Assets			87
PNC Fixed Income and Tax Exempt Bond Funds
Summary of Portfolio Holdings			91
Expense Tables			94
	Financial Highlights	Schedule of Investments
Bond Fund	96	106
Government Mortgage Fund	97	111
Intermediate Bond Fund	98	113
Limited Maturity Bond Fund	99	118
Total Return Advantage Fund	100	122
Ultra Short Bond Fund	101	129
Intermediate Tax Exempt Bond Fund	102	133
Maryland Tax Exempt Bond Fund	103	136
Ohio Intermediate Tax Exempt Bond Fund	104	138
Tax Exempt Limited Maturity Bond Fund	105	140
Statements of Assets and Liabilities			145
Statements of Operations			151
Statements of Changes in Net Assets			155
Notes to Financial Statements			159
Trustees’ Review and Approval of Advisory and Sub-Advisory Agreements			183
Proxy Voting and Quarterly Schedules of Investments			186

P N C  F u n d s

L E T T E R  T O  S H A R E H O L D E R S

“Investors favored the equity markets…in the low interest rate, low inflation, strong corporate earnings environment that dominated.”

Commentary provided by PNC

Capital Advisors, LLC as of November 30, 2017

* Past performance is no guarantee of future results.

References to Fund performance throughout is the performance of Class I Shares.

Dear Shareholders:

We are pleased to present this semi-annual report for PNC Equity Funds, PNC Fixed Income Funds and PNC Tax Exempt Bond Funds for the six months ended November 30, 2017 (the “semi-annual period”).

The semi-annual period was a rewarding one for the PNC Equity Funds but a challenging one for most PNC Fixed Income Funds and PNC Tax Exempt Bond Funds, as investors favored the equity markets, both U.S. and international, in the low interest rate, low inflation, strong corporate earnings environment that dominated.

The broad U.S. and international equity markets generally rallied strongly during the semi-annual period. Not surprisingly, then, Class I Shares of all twelve PNC Equity Funds generated solid positive absolute returns during the semi-annual period, with eleven posting double-digit gains. Also, notably, Class I Shares of nine of the twelve PNC Equity Funds outperformed their respective benchmark index. In contrast, the broad taxable and tax-exempt fixed income markets were pressured by benign inflation reports and shifting monetary and fiscal policy during the semi-annual period. Likewise, all six PNC Fixed Income Funds’ Class I Shares and all four PNC Tax Exempt Bond Funds’ Class I Shares posted flat to modestly negative returns. Still, importantly, Class I Shares of four of the PNC Fixed Income Funds outperformed their respective benchmark index during the semi-annual period. Class I Shares of each of the PNC Tax Exempt Bond Funds modestly lagged their respective benchmark during the semi-annual period.

All that said, we are investors, not traders, and as such, we maintain a long-term perspective and remain disciplined in our investment strategies as we navigate the short-term waves of market uncertainty. We continue to believe that by offering the opportunity to diversify your investments among an array of equity and taxable and tax-exempt fixed income mutual funds, PNC Capital Advisors, LLC (the “Adviser”) may help you and/or your adviser fulfill your individual asset allocation objectives. We seek to enhance our array of investment options by continually and rigorously evaluating fund offerings based on a variety of criteria. This rigor will invariably lead to modifications in PNC Funds’ offerings as we add, restructure, close or liquidate portfolios. Recent highlights of such activities include:

•

Upon consideration of various factors, including the ability to achieve necessary scale and changes in market dynamics, such as those associated with the industry’s preparations for the U.S. Department of Labor’s Fiduciary Rule, the Board of Trustees of PNC Funds (the “Board”) approved plans of liquidation for PNC Target 2020 Fund, PNC Target 2030 Fund, PNC Target 2040 Fund, PNC Target 2050 Fund and PNC Retirement Income Fund. The liquidations occurred after the close of business on August 7, 2017.

•

On November 29, 2017, the Board approved a plan to liquidate PNC S&P 500 Index Fund which ultimately occurred after the close of business on December 27, 2017. Due to significant redemptions from the Fund and related tax considerations, and concerns regarding the inability to maintain necessary scale and the long-term viability of the Fund, the Adviser recommended the liquidation.

Following a synopsis of the major factors affecting the financial markets during the semi-annual period, you will find the financial statements and schedules of portfolio investments for each of the PNC Funds.

Economic Review

The U.S. economy improved during the semi-annual period, despite continued policy uncertainty from the current administration and concerns regarding developments on the Korean peninsula. Indeed, in the third quarter of 2017, U.S. Gross Domestic Product (GDP) grew at an annualized pace of 3.2%, extending strength from the second quarter’s 3.1% annualized gain and proving resilient amid a bruising from back-to-back hurricanes. Consumer and business confidence remained strong, if not at near-term highs. Home prices rose in supply-constrained markets. Unemployment dropped to 4.1%, putting the labor market in what is considered “full employment” range. Wage growth started to move higher, albeit slowly. Still, inflation readings remained subdued, and the U.S. dollar weakened overall.

P N C  F u n d s

L E T T E R  T O  S H A R E H O L D E R S

Elsewhere, economic growth remained firm in the developed world and improved in the emerging markets. Both Europe and Japan delivered solid economic growth in the second quarter of 2017, and third quarter statistics were generally positive. Economies in continental Europe seemed to benefit as political uncertainty waned in the wake of populist electoral defeats in France, the Netherlands and Austria — results widely seen as supportive for the stability of the European Union. Japan’s quarterly Tankan survey of large businesses rose to its highest level in three years. While China’s pace of growth slowed, it remained strong in the low 6% range, and its manufacturing and services data surprised on the upside, widely seen as positive for global economic growth. Brazil displayed impressive growth despite intense political turmoil and two full years of recession. Notably, as of mid-August 2017, all 45 countries tracked by the Organization for Economic Cooperation and Development were on pace to expand in 2017 for the first time in a decade. Emerging market exporters particularly benefited from stronger global economic growth and a weakening U.S. dollar.

On the monetary policy front, the U.S. Federal Open Market Committee (the “Fed”), after raising the targeted federal funds rate in December 2016 and in March 2017, did so again in June 2017, each time by 25 basis points. (A basis point is 1/100th of a percentage point.) In September 2017, the Fed held rates at 1% to 1.25%, but announced plans to start unwinding its $4.5 trillion balance sheet and indicated a potential rate hike in December 2017 was still possible. In October 2017, the Fed began tapering its asset purchases as planned. (As widely anticipated, in mid-December 2017, the Fed raised the targeted federal funds rate by a quarter percentage point to a range of 1.25% to 1.50%, the third such rate increase in 2017. Further, with a notable upgrade to its economic outlook for the year ahead, the Fed maintained its forecast for three hikes in 2018 despite sluggish inflation.) The European Central Bank similarly announced in October 2017 that it would reduce its monthly asset purchases beginning in January 2018. Strong growth and inflation data prompted the Bank of Canada to surprise the markets with two consecutive rate hikes — the first time it tightened monetary policy in seven years. The Bank of England signaled it was close to hiking rates over the coming months, despite uncertainty about the post-Brexit economic growth outlook.

Equities

U.S. equity markets, as measured by the Russell Investments Indices, advanced, posting solid positive returns during the semi-annual period. Small-cap stocks led the way, with the Russell 2000® Index returning 13.43%. Large-cap stocks, as represented by the Russell 1000® Index, followed with a return of 10.90%, and mid-cap stocks, as represented by the Russell Midcap® Index, returned 9.82%. Internationally, equity market returns were similarly strong. Developed international equity markets, as measured by the MSCI EAFE Index, returned 7.94%, and emerging markets, as gauged by the MSCI Emerging Markets Index, posted a more robust return of 13.03%, each in U.S. dollar terms.

U.S. and international equity markets performed strongly during the semi-annual period, driven by a broad-based expansion of economic growth, supportive monetary policy, benign inflation and substantial corporate earnings growth. For U.S.-based investors, international markets enjoyed the additional benefit of U.S. dollar depreciation. Robust global demand and proposed cuts in the corporate tax rate despite doubts about the U.S. administration’s ability to implement its agenda accelerated the U.S. equity markets higher. As domestic equity markets hit record levels during the semi-annual period, volatility was at an all-time low. Internationally, emerging market equities were particularly robust, drawing support from dissipated concerns about the U.S. administration’s rhetoric on trade protectionism, improving fundamentals, growing economies, a weaker U.S. dollar and encouraging corporate earnings.

Within U.S. equity markets, growth stocks bested value stocks during the semi-annual period across the capitalization spectrum. In large-cap, the Russell 1000® Growth Index gained 13.05%, while the Russell 1000® Value Index rose 8.79%. For mid-cap, the Russell Midcap® Growth Index was up 12.18%, while the Russell Midcap® Value Index increased 8.03%. For small-cap, the Russell 2000® Growth Index was up 14.78%, and the Russell 2000® Value Index appreciated 12.08%.

Fixed Income

The Bloomberg Barclays U.S. Aggregate Bond Index returned 0.68% for the semi-annual period. Amidst limited volatility and rather stable fundamentals, fixed income markets were caught, broadly speaking, between the Fed raising short-term interest rates and benign inflation reports. Lower quality and longer duration portions of the fixed income market outperformed higher quality and shorter duration segments, as investors pushed further into riskier areas of the market in search of yield.

For the semi-annual period overall, the Bloomberg Barclays U.S. Treasury Index returned -0.04%, and the U.S. Treasury yield curve flattened. Rates rose across the short and intermediate segments of the U.S. Treasury yield curve, or spectrum of maturities, but declined slightly at the long-term end of the yield curve. Two-year Treasury yields rose 50 basis points to 1.78%. Ten-year Treasury yields rose 21 basis points to 2.42%, and long-termTreasury yields fell 4 basis points to 2.83%. Treasury inflation protected securities (“TIPS”), as measured by the Bloomberg Barclays U.S.TIPS Index, posted a return of 0.25% during the semi-annual period, boosted into positive territory in part by the increase in oil prices late in the semi-annual period, as inventories declined and Organization of the Petroleum Exporting Countries (“OPEC”) and non-OPEC members agreed to extend output cuts into 2018.

P N C  F u n d s

L E T T E R  T O  S H A R E H O L D E R S

“The fixed income market could be vulnerable to faster global economic growth and a reaccelerating inflation forecast...” Commentary provided by PNC Capital Advisors, LLC as of November 30, 2017

As was the case for other higher quality securities, securitized bonds also generated only modestly positive returns during the semi-annual period. The Bloomberg Barclays U.S. Mortgage-Backed Securities Fixed Rate Index returned 0.38%, and the Bloomberg Barclays Asset-Backed Securities Index gained 0.32% for the semi-annual period as a whole. To compare, the Bloomberg Barclays U.S. Corporate Investment Grade Index returned 1.91% during the semi-annual period, while the Bloomberg Barclays U.S. Corporate High Yield Index returned 2.28%, as credit spreads narrowed on low defaults, good profitability and supportive supply/demand dynamics.

The tax-exempt bond market overall slightly underperformed the taxable fixed income market, as measured by the Bloomberg Barclays Municipal Bond Index, which returned 0.40% during the semi-annual period. The low volatility theme extended to the municipal bond market, despite significant credit events among several widely held issuers. Indeed, the market signaled greater acceptance of credit risk, as spreads, or yield differentials to U.S. Treasuries, reached new lows for the year during the third quarter of 2017, particularly among A-rated and BBB-rated securities. New Jersey, Illinois and California, which had seen downgrades, showed new or renewed strength. A strong technical, or supply/demand, backdrop also provided accommodation for collective risk-taking and the further stretching of valuations.

Our View Ahead

At the end of the semi-annual period, we expected U.S. economic growth for calendar year 2017 to be around 2.5%. Inflation may start to trend modestly higher, perhaps breaching the Fed’s 2% target in 2018, but we do not foresee a breakout on the upside without a substantial and sustained rise in wage growth. However, because the U.S. administration and Congress were successful in their proposed tax reform efforts, domestic growth could mildly accelerate, possibly approaching 3% in 2018 and 2019, in our view.

Within the capital markets, we believe there is reason for some caution. The Fed had struck a hawkish tone regarding a December 2017 rate hike and expectations for more interest rate increases in 2018. Given improving global economic growth, other developed market central banks are likely to taper their quantitative easing programs in the new year as well. Changing central bank policy could, we believe, reintroduce volatility into the stock and bond markets going forward, especially if the Fed’s further policy tightening does not proceed in a gradual manner.

We believe equity markets will likely continue to act favorably on implementation of tax reform, especially given that U.S. corporations will receive more favorable tax treatment on offshore earnings and possible cash repatriation. However, U.S. equities remained fully valued across the capitalization spectrum, in our view, and consensus expectations for 2018 earnings were high at the end of the semi-annual period. Should earnings appear weaker than anticipated or should the U.S. administration’s pro-growth policies appear stalled, then equity market volatility may well heighten. The fixed income market could be vulnerable to faster global economic growth and a reaccelerating inflation forecast, potentially putting upward pressure on U.S. Treasury and municipal interest rates. The municipal market must additionally remain on guard for legislative surprises.

Vigilance remains paramount. In all asset classes, we believe individual security selection and careful sector allocation decisions will be key to performance going forward. As we consider the optimal risk-reward positioning for our Funds moving into 2018, we intend to continue to evaluate, among many other factors, the success, or lack thereof, of tax policy, infrastructure spending and fiscal reforms that remain on the agenda of the U.S. administration. Further, geopolitical tensions, here as well as in the Middle East, Europe and Asia, may present significant diplomatic challenges and episodic shocks to the markets that could lead to greater global unrest, potentially impacting trade and growth and serving as potential sources of volatility in the new year.

We thank you for being a part of PNC Funds and for maintaining a long-term perspective as a basic tenet of your investment approach. We value your ongoing confidence in us and look forward to serving your investment needs in the years ahead.

P N C  F u n d s

L E T T E R  T O  S H A R E H O L D E R S

Best Regards,

Mark G. McGlone	Jennifer E. Spratley
President and Chief Investment Officer	President
PNC Capital Advisors, LLC	PNC Funds

This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to PNC Funds, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and PNC Capital Advisors, LLC undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of PNC Funds’ trading intent.

P N C   F u n d s

A B B R E V I A T I O N S  A N D  D E F I N I T I O N S  F O R  S C H E D U L E S  O F  I N V E S T M E N T S

A N D   F I N A N C I A L   S T A T E M E N T S

Schedules of Investments:

ADR — American Depositary Receipt

AGM — Assured Guaranty Municipal

AMBAC — Ambac Assurance Corporation

BAN — Bond Anticipation Note

Cl — Class

DD — Delayed Delivery Security

DE — Incorporated in Germany

ETF — Exchange-Traded Fund

ETM — Escrowed to Maturity

GDR — Global Depositary Receipt

GMTN — Global Multi-Currency Notes

GNMA — Government National Mortgage Association

GO — General Obligation

H15T1Y — U.S. Treasury Yield Curve Rate T Note Constant Maturity 1 Year

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

NATL-RE — National Public Finance Guaranty Corporation

PLC — Public Limited Company

PSF-GTD — Permanent School Fund - Guaranteed

RB — Revenue Bond

REIT — Real Estate Investment Trust

STRB — Special Tax Revenue Bond

UCITS — Undertakings For Collective Investment In Transferable Securities

US0003M — ICE LIBOR USD 3 Month

US0012M — ICE LIBOR USD 12 Month

VRDN —

Variable Rate Demand Note: the rate shown is the rate in effect on November 30, 2017, and the date shown is the next reset or put date. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description. Certain variable rate demand notes are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

Financial Statements:

— Amounts designated as “ — ” are either zero or rounded to zero.

See Notes to Financial Statements.

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P N C  E q u i t y  F u n d s

S U M M A R Y  O F  P O R T F O L I O  H O L D I N G S

( U n a u d i t e d )

The tables below and on the following page present portfolio holdings as a percentage of total investments before collateral for loaned securities for each of the PNC Equity Funds as of November 30, 2017.

Balanced Allocation Fund

Common Stocks	34.8%
Corporate Bonds	14.8
Mutual Fund	13.4
U.S. Treasury Obligations	10.3
U.S. Government Agency Mortgage-Backed Obligations	9.9
Exchange-Traded Funds	8.0
Asset-Backed Securities	3.4
Foreign Common Stocks	2.7
Money Market Fund	1.9
Commercial Mortgage-Backed Security	0.4
Transportation Revenue Bond	0.2
Master Limited Partnerships	0.1
Other Government and Agency Obligation	0.1
100.0%
Emerging Markets Equity Fund

China	25.6%
South Korea	14.9
Taiwan	11.8
Thailand	4.8
Hungary	3.8
Brazil	3.6
Turkey	3.4
India	3.0
Seventeen Other Countries	25.1
Money Market Fund	2.9
Exchange-Traded Fund	1.1
100.0%
International Equity Fund

Japan	13.5%
Germany	12.3
United Kingdom	9.2
China	5.5
France	5.0
South Korea	5.0
Canada	4.1
Norway	3.5
Twenty Seven Other Countries	32.5
Money Market Fund	8.7
Exchange-Traded Fund	0.7
100.0%

International Growth Fund

Japan	17.2%
China	10.5
Germany	8.8
United Kingdom	8.0
Switzerland	4.6
Canada	3.9
Netherlands	3.8
France	3.3
Twenty One Other Countries	32.3
Money Market Fund	4.7
Exchange-Traded Funds	2.9
100.0%

Multi-Factor All Cap Fund

Consumer Discretionary	25.6%
Information Technology	19.4
Financials	18.3
Industrials	11.5
Healthcare	6.3
Materials	5.4
Master Limited Partnerships	5.3
Consumer Staples	3.6
Money Market Fund	1.4
Exchange-Traded Fund	1.2
Real Estate	1.0
Energy	0.5
Utilities	0.5
100.0%

Multi-Factor Large Cap Growth Fund

Information Technology	32.2%
Consumer Discretionary	21.3
Healthcare	16.0
Industrials	11.0
Financials	8.2
Consumer Staples	4.4
Exchange-Traded Fund	2.0
Telecommunication Services	1.7
Money Market Fund	1.6
Materials	0.9
Real Estate	0.7
100.0%

Multi-Factor Large Cap Value Fund

Financials	28.9%
Consumer Discretionary	18.0
Healthcare	10.8
Industrials	9.8
Information Technology	8.8
Consumer Staples	8.2
Materials	4.6
Telecommunication Services	3.4
Utilities	2.8
Exchange-Traded Fund	2.0
Money Market Fund	1.3
Energy	1.2
Real Estate	0.2
100.0%

Multi-Factor Small Cap Core Fund

Financials	16.5%
Information Technology	16.1
Healthcare	14.8
Industrials	13.0
Consumer Discretionary	12.4
Materials	8.4
Real Estate	6.9
Utilities	4.6
Consumer Staples	2.2
Telecommunication Services	2.1
Energy	2.0
Money Market Fund	0.7
Master Limited Partnership	0.3
100.0%

Multi-Factor Small Cap Growth Fund

Healthcare	23.7%
Information Technology	22.5
Consumer Discretionary	18.0
Industrials	16.4
Real Estate	4.9
Materials	4.3
Financials	2.6
Consumer Staples	1.8
Utilities	1.6
Telecommunication Services	1.4
Master Limited Partnerships	1.1
Money Market Fund	1.0
Energy	0.7
100.0%

Multi-Factor Small Cap Value Fund

Financials	29.6%
Consumer Discretionary	11.9
Industrials	11.2
Information Technology	11.1
Real Estate	9.7
Utilities	5.9
Healthcare	5.4
Materials	5.1
Master Limited Partnerships	3.3
Consumer Staples	2.7
Energy	1.9
Telecommunication Services	1.7
Money Market Fund	0.5
100.0%

S&P 500 Index Fund

Information Technology	22.1%
Financials	15.7
Healthcare	13.7
Consumer Discretionary	12.0
Industrials	10.1
Consumer Staples	8.0
Energy	5.6
Utilities	3.2
Materials	2.9
Real Estate	2.9
Telecommunication Services	1.9
Money Market Fund	1.4
Exchange-Traded Fund	0.5
100.0%

Small Cap Fund

Industrials	29.2%
Financials	23.7
Consumer Discretionary	19.5
Information Technology	9.6
Healthcare	7.3
Real Estate	5.4
Materials	3.9
Money Market Fund	1.4
100.0%

P N C  E q u i t y  F u n d s

E X P E N S E  T A B L E S      ( U n a u d i t e d )

The expenses shown in the Expense Tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), including contingent deferred sales charges, all of which is described in the Prospectus. If these transactional costs were included, your costs would be higher. The “Annualized Expense Ratio” reflects the actual expenses, net of fee waivers, where applicable, for the six-month period (June 1, 2017 to November 30, 2017).

All mutual funds have operating expenses. As a shareholder of a Fund, you incur operating expenses, including investment advisory fees, distribution (12b-1) and shareholder services fees, where applicable, and other Fund expenses. Such expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of a Fund. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The Expense Tables provided below and on the following pages are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire six-month period (June 1, 2017 to November 30, 2017).

The Expense Table for your Fund illustrates your Fund’s costs in two ways.

•

Actual Expenses. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Class of the Fund under the heading “Expenses Paid During Period.”

•

Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. It is based on your Fund’s actual expense ratio and assumes that your Fund had an annual return of 5% before expenses during the period shown. In this case — because the return used is not your Fund’s actual return — the results may not be used to estimate your actual ending account value or expenses you paid during this period. The example is useful in making comparisons between your Fund and other funds because the U.S. Securities and Exchange Commission (“SEC”) requires all mutual funds to calculate expenses based on an assumed annual 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

	Beginning Account Value 06/01/17	Ending Account Value 11/30/17	Annualized Expense Ratio	Expenses Paid During Period(1)

Balanced Allocation Fund
Actual
Class I	$1,000.00	$1,074.09	0.95%	$4.94
Class A	1,000.00	1,072.30	1.24	6.44
Class C	1,000.00	1,068.49	1.90	9.85
Class T	1,000.00	1,071.99	1.30	6.75
Hypothetical(2)
Class I	1,000.00	1,020.31	0.95	4.81
Class A	1,000.00	1,018.87	1.24	6.28
Class C	1,000.00	1,015.55	1.90	9.60
Class T	1,000.00	1,018.53	1.30	6.58

Emerging Markets Equity Fund
Actual
Class I	$1,000.00	$1,190.82	1.25%	$6.87
Hypothetical(2)
Class I	1,000.00	1,018.80	1.25	6.33

	Beginning Account Value 06/01/17	Ending Account Value 11/30/17	Annualized Expense Ratio	Expenses Paid During Period(1)

International Equity Fund
Actual
Class I	$1,000.00	$1,109.90	0.98%	$ 5.18
Class A	1,000.00	1,108.14	1.27	6.71
Class C	1,000.00	1,104.58	1.96	10.34
Hypothetical(2)
Class I	1,000.00	1,020.17	0.98	4.96
Class A	1,000.00	1,018.68	1.27	6.43
Class C	1,000.00	1,015.23	1.96	9.90

International Growth Fund
Actual
Class I	$1,000.00	$1,137.96	0.85%	$4.56
Class A	1,000.00	1,138.06	0.98	5.25
Hypothetical(2)
Class I	1,000.00	1,020.81	0.85	4.31
Class A	1,000.00	1,020.17	0.98	4.96

(1) Expenses are equal to each Class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 365.

(2) Assumes annual return of 5% before expenses.

	Beginning Account Value 06/01/17	Ending Account Value 11/30/17	Annualized Expense Ratio	Expenses Paid During Period(1)

Multi-Factor All Cap Fund
Actual
Class I	$1,000.00	$1,135.49	0.65%	$3.48
Class A	1,000.00	1,133.86	0.98	5.24
Class C	1,000.00	1,129.92	1.62	8.65
Hypothetical(2)
Class I	1,000.00	1,021.81	0.65	3.29
Class A	1,000.00	1,020.15	0.98	4.96
Class C	1,000.00	1,016.93	1.62	8.19

Multi-Factor Large Cap Growth Fund
Actual
Class I	$1,000.00	$1,163.61	0.65%	$3.53
Class A	1,000.00	1,161.93	0.96	5.20
Class C	1,000.00	1,158.08	1.57	8.49
Hypothetical(2)
Class I	1,000.00	1,021.81	0.65	3.29
Class A	1,000.00	1,020.28	0.96	4.86
Class C	1,000.00	1,017.20	1.57	7.94

Multi-Factor Large Cap Value Fund
Actual
Class I	$1,000.00	$1,100.32	0.65%	$3.42
Class A	1,000.00	1,098.75	0.94	4.95
Class C	1,000.00	1,095.57	1.51	7.93
Hypothetical(2)
Class I	1,000.00	1,021.81	0.65	3.29
Class A	1,000.00	1,020.37	0.94	4.76
Class C	1,000.00	1,017.49	1.51	7.64

Multi-Factor Small Cap Core Fund
Actual
Class I	$1,000.00	$1,115.37	0.85%	$4.51
Class A	1,000.00	1,113.80	1.14	6.04
Class C	1,000.00	1,110.23	1.85	9.79
Hypothetical(2)
Class I	1,000.00	1,020.80	0.85	4.31
Class A	1,000.00	1,019.36	1.14	5.77
Class C	1,000.00	1,025.07	1.85	9.39

	Beginning Account Value 06/01/17	Ending Account Value 11/30/17	Annualized Expense Ratio	Expenses Paid During Period(1)

Multi-Factor Small Cap Growth Fund
Actual
Class I	$1,000.00	$1,118.62	0.85%	$ 4.51
Class A	1,000.00	1,117.11	1.14	6.05
Class C	1,000.00	1,113.56	1.85	9.80
Hypothetical(2)
Class I	1,000.00	1,020.79	0.85	4.31
Class A	1,000.00	1,019.34	1.14	5.77
Class C	1,000.00	1,015.80	1.85	9.35

Multi-Factor Small Cap Value Fund
Actual
Class I	$1,000.00	$1,106.52	0.86%	$ 4.54
Class A	1,000.00	1,105.19	1.14	6.02
Class C	1,000.00	1,101.22	1.77	9.32
Hypothetical(2)
Class I	1,000.00	1,020.78	0.86	4.36
Class A	1,000.00	1,019.35	1.14	5.77
Class C	1,000.00	1,016.20	1.77	8.95

S&P 500 Index Fund
Actual
Class I	$1,000.00	$1,109.24	0.20%	$ 1.06
Class A	1,000.00	1,107.71	0.44	2.32
Class C	1,000.00	1,103.99	1.19	6.28
Class R4	1,000.00	1,108.50	0.35	1.85
Class R5	1,000.00	1,107.50	0.24	1.27
Hypothetical(2)
Class I	1,000.00	1,024.07	0.20	1.01
Class A	1,000.00	1,022.87	0.44	2.23
Class C	1,000.00	1,019.11	1.19	6.02
Class R4	1,000.00	1,023.31	0.35	1.78
Class R5	1,000.00	1,023.87	0.24	1.22

Small Cap Fund
Actual
Class I	$1,000.00	$1,173.82	0.99%	$ 5.39
Class A	1,000.00	1,171.95	1.24	6.75
Class C	1,000.00	1,167.99	1.98	10.76
Hypothetical(2)
Class I	1,000.00	1,020.11	0.99	5.01
Class A	1,000.00	1,018.86	1.24	6.28
Class C	1,000.00	1,015.13	1.98	10.00

(1) Expenses are equal to each Class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 365.

(2) Assumes annual return of 5% before expenses.

P N C E q u i t y F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0 , 2 0 1 7 ,
a n d f o r t h e Y e a r s E n d e d M a y 3 1 , u n l e s s o t h e r w i s e i n d i c a t e d

Balanced Allocation Fund
Class I	Class A
2017	*	201	7	201	6	201	5	201	4	201	3	2017	*	201	7	201	6	201	5	201	4	201	3
Net Asset Value, Beginning of Period	$13.81	$12.78	$ 13.81	$13.29	$12.02	$10.47	$13.84	$12.82	$13.85	$13.34	$12.04	$10.51
Net Investment Income(1)	0.09	0.18	0.20	0.18	0.17	0.15	0.07	0.13	0.16	0.14	0.14	0.12
Realized and Unrealized Gain (Loss) on Investments	0.91	1.07	(0.41)	0.53	1.27	1.56	0.92	1.08	(0.41)	0.53	1.30	1.54
Total from Investment Operations	1.00	1.25	(0.21)	0.71	1.44	1.71	0.99	1.21	(0.25)	0.67	1.44	1.66
Contributions of Capital by Affiliate(1)	–	–	–	–	–	**(2)	–	–	–	–	–	–	**(2)	–
Dividends from Net Investment Income	(0.12)	(0.14)	(0.22)	(0.19)	(0.17)	(0.16)	(0.08)	(0.11)	(0.18)	(0.16)	(0.14)	(0.13)
Distributions from Net Realized Gains	–	(0.08)	(0.60)	–	–	–	–	(0.08)	(0.60)	–	–	–
Total Distributions	(0.12)	(0.22)	(0.82)	(0.19)	(0.17)	(0.16)	(0.08)	(0.19)	(0.78)	(0.16)	(0.14)	(0.13)
Net Asset Value, End of Period	$14.69	$13.81	$ 12.78	$13.81	$13.29	$12.02	$14.75	$13.84	$12.82	$13.85	$13.34	$12.04

Total Return†	7.26%	9.94%	(1.43)%	5.43%	12.14%	16.43%	7.15%	9.59%	(1.69)%	5.08%	12.04%	15.93%
Ratios/Supplemental Data
Net Assets End of Period (000)	$12,389	$13,149	$48,965	$54,649	$57,001	$50,513	$9,249	$9,375	$9,559	$10,330	$10,822	$10,513
Ratio of Expenses to Average Net Assets	0.95%	0.95%	0.97%	1.00%	1.00%	1.00%	1.24%	1.23%	1.24%	1.28%	1.20	%(3)	1.29%
Ratio of Net Investment Income to Average Net Assets	1.27%	1.35%	1.52%	1.35%	1.32%	1.32%	0.99%	0.97%	1.25%	1.07%	1.13	%(3)	1.04%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.91%	1.42%	1.33%	1.15%	1.15%	1.19%	2.20%	1.81%	1.60%	1.43%	1.43%	1.48%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.31%	0.88%	1.16%	1.20%	1.17%	1.13%	0.03%	0.39%	0.89%	0.92%	0.90%	0.85%
Portfolio Turnover Rate	24%	88%	64%	43%	55%	62%	24%	88%	64%	43%	55%	62%
Balanced Allocation Fund
Class C	Class T
2017	*	201	7	201	6	201	5	201	4	201	3	2017	*	201	7	201	6(4)
Net Asset Value, Beginning of Period	$13.60	$12.62	$13.64	$13.16	$11.91	$10.41	$13.92	$12.87	$13.78
Net Investment Income(1)	0.02	0.03	0.07	0.05	0.05	0.04	0.06	0.14	0.19
Realized and Unrealized Gain (Loss) on Investments	0.89	1.08	(0.40)	0.53	1.27	1.53	0.93	1.10	(0.30)
Total from Investment Operations	0.91	1.11	(0.33)	0.58	1.32	1.57	0.99	1.24	(0.11)
Contributions of Capital by Affiliate(1)	–	–	–	–	–	**(2)	–	–	–	–
Dividends from Net Investment Income	–	(0.05)	(0.09)	(0.10)	(0.07)	(0.07)	(0.05)	(0.11)	(0.20)
Distributions from Net Realized Gains	–	(0.08)	(0.60)	–	–	–	–	(0.08)	(0.60)
Total Distributions	–	(0.13)	(0.69)	(0.10)	(0.07)	(0.07)	(0.05)	(0.19)	(0.80)
Net Asset Value, End of Period	$14.51	$13.60	$12.62	$13.64	$13.16	$11.91	$14.86	$13.92	$12.87

Total Return†	6.69%	8.86%	(2.31)%	4.42%	11.10%	15.18%	7.12%	9.74%	(0.69)%
Ratios/Supplemental Data
Net Assets End of Period (000)	$ 563	$ 553	$ 614	$ 688	$ 794	$ 839	$1	$1	$1
Ratio of Expenses to Average Net Assets	1.90%	1.92%	1.91%	1.96%	1.95	%(3)	2.00%	1.30%	1.11%	0.97%
Ratio of Net Investment Income to Average Net Assets	0.32%	0.27%	0.57%	0.39%	0.39	%(3)	0.32%	0.89%	1.08%	1.50%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	2.86%	2.50%	2.27%	2.11%	2.12%	2.19%	2.25%	1.70%	1.38%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(0.64)%	(0.31)%	0.21%	0.24%	0.22%	0.13%	(0.06)%	0.49%	1.09%
Portfolio Turnover Rate	24%	88%	64%	43%	55%	62%	24%	88%	64%

*	For the six-month period ended November 30, 2017. All ratios for the period have been annualized. Total return for the period has not been annualized.
†	Total return excludes sales charge.
**	Amount represents less than $0.005 per share.
(1)	Per share data calculated using average shares outstanding method.
(2)	During the fiscal year ended May 31, 2014, a voluntary payment was made by PNC Bank, N.A., an affiliate of the Adviser. The payment represents a reimbursement of shareholder services fees borne in prior periods by Class C Shares of the Fund. For tax purposes, this amount represents capital. The payment had no impact to the total return of the Fund.
(3)	During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.08% and 0.02% impact to Class A and Class C ratios, respectively, and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A and Class C shareholders. Excluding this item, the expense ratios would have been higher and the net investment income ratios would have been lower.
(4)	Class T Shares commenced operations on April 28, 2015. Prior to November 18, 2015, net assets of this share class represented initial seed capital; therefore, no information is presented for the 2015 fiscal year.

See Notes to Financial Statements.

	Emerging Markets Equity Fund
	Class I
	2017*	2017(1)
Net Asset Value, Beginning of Period	$11.09	$10.00
Net Investment Income(2)	–**	0.03
Realized and Unrealized Gain (Loss) on Investments	2.14	1.04
Total from Investment Operations	2.14	1.07
Payment by Affiliate(2)	–	0.02(3)
Net Asset Value, End of Period	$13.23	$11.09

Total Return	19.30%	10.90%(3)
Ratios/Supplemental Data
Net Assets End of Period (000)	$13,266	$11,107
Ratio of Expenses to Average Net Assets	1.25%	1.25%
Ratio of Net Investment Income to Average Net Assets	0.01%	1.71%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	2.12%	3.54%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(0.86)%	(0.58)%
Portfolio Turnover Rate	15%	7%

*	For the six-month period ended November 30, 2017. All ratios for the period have been annualized. Total return for the period has not been annualized.

**	Amount represents less than $0.005 per share.

(1)	Emerging Markets Equity Fund commenced operations on March 31, 2017. All ratios for the fiscal year ended May 31, 2017 have been annualized. Total return for the fiscal year ended May 31, 2017 has not been annualized.

(2)	Per share data calculated using average shares outstanding method.

(3)	During the period ended May 31, 2017, a payment was made by the Adviser to offset a trade error in the Fund. Excluding this item, the total return would have been 10.80% for Class I.

See Notes to Financial Statements.

P N C E q u i t y F u n d s F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )

S e l e c t e d  P e r  S h a r e  D a t a  a n d  R a t i o s

F o r  t h e  S i x  M o n t h s  E n d e d  N o v e m b e r  3 0 ,  2 0 1 7 ,

a n d  f o r  t h e  Y e a r s  E n d e d  M a y  3 1 ,

u n l e s s  o t h e r w i s e  i n d i c a t e d

	International Equity Fund
	Class I								Class A
	2017*		2017	2016	2015	2014		2013	2017*		2017	2016	2015	2014		2013
Net Asset Value, Beginning of Period	$ 21.90		$18.58	$20.61	$20.45	$17.12		$12.99	$21.70		$18.42	$20.45	$20.31	$17.00		$12.90
Net Investment Income(1)	0.07		0.22	0.24	0.30	0.26		0.22	0.03		0.20	0.21	0.24	0.23		0.17
Realized and Unrealized Gain (Loss) on Investments	2.27		3.28	(1.90)	0.13	3.36		4.04	2.25		3.22	(1.91)	0.12	3.32		4.02
Total from Investment Operations	2.34		3.50	(1.66)	0.43	3.62		4.26	2.28		3.42	(1.70)	0.36	3.55		4.19
Payment by Affiliate(1)	–	**(2)	–	–	–	–		–	–	**(2)	–	–	–	–		–
Contributions of Capital by Affiliate(1)	–		–	–	–	–	**(3)	–	–		–	–	–	–	**(3)	–
Dividends from Net Investment Income	–		(0.18)	(0.37)	(0.27)	(0.29)		(0.13)	–		(0.14)	(0.33)	(0.22)	(0.24)		(0.09)
Total Distributions	–		(0.18)	(0.37)	(0.27)	(0.29)		(0.13)	–		(0.14)	(0.33)	(0.22)	(0.24)		(0.09)
Net Asset Value, End of Period	$ 24.24		$21.90	$18.58	$20.61	$20.45		$17.12	$23.98		$21.70	$18.42	$20.45	$20.31		$17.00

Total Return†	10.69	%(2)	19.02%	(8.02)%	2.25%	21.26%		32.92%	10.51	%(2)	18.70%	(8.31)%	1.85%	20.96%		32.52%
Ratios/Supplemental Data
Net Assets End of Period (000)	$1,151,940		$995,486	$769,692	$631,411	$591,650		$378,076	$70,445		$58,740	$33,483	$18,963	$13,920		$8,867
Ratio of Expenses to Average Net Assets	0.98%		0.98%	0.98%	0.98%	1.04%		1.21%	1.27%		1.28%	1.27%	1.27%	1.23	%(4)	1.51%
Ratio of Net Investment Income to Average Net Assets	0.58%		1.11%	1.31%	1.49%	1.33%		1.45%	0.29%		1.05%	1.15%	1.23%	1.22	%(4)	1.12%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.04%		1.06%	1.06%	1.09%	1.18%		1.21%	1.33%		1.36%	1.35%	1.38%	1.47%		1.51%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.52%		1.03%	1.23%	1.38%	1.19%		1.45%	0.23%		0.97%	1.07%	1.12%	0.98%		1.12%
Portfolio Turnover Rate	14%		32%	19%	29%	31%		34%	14%		32%	19%	29%	31%		34%

	International Equity Fund
	Class C
	2017*		2017	2016	2015	2014		2013
Net Asset Value, Beginning of Period	$20.81		$17.66	$19.64	$19.54	$16.40		$12.46
Net Investment Income (Loss)(1)	(0.04)		0.01	0.06	0.13	0.23		0.05
Realized and Unrealized Gain (Loss) on Investments	2.15		3.14	(1.80)	0.10	3.06		3.89
Total from Investment Operations	2.11		3.15	(1.74)	0.23	3.29		3.94
Payment by Affiliate(1)	–	**(2)	–	–	–	–		–
Contributions of Capital by Affiliate(1)	–		–	–	–	–	**(3)	–
Dividends from Net Investment Income	–		– **	(0.24)	(0.13)	(0.15)		–
Total Distributions	–		–	(0.24)	(0.13)	(0.15)		–
Net Asset Value, End of Period	$22.92		$20.81	$17.66	$19.64	$19.54		$16.40

Total Return†	10.14	%(2)	17.86%	(8.87)%	1.32%	20.17%		31.62%
Ratios/Supplemental Data
Net Assets End of Period (000)	$ 3,618		$ 3,108	$ 3,126	$ 2,566	$ 1,662		$ 350
Ratio of Expenses to Average Net Assets	1.96%		1.96%	1.90%	1.88%	1.89	%(4)	2.21%
Ratio of Net Investment Income to Average Net Assets	(0.37)%		0.05%	0.35%	0.66%	1.21	%(4)	0.38%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	2.02%		2.04%	1.98%	1.99%	2.10%		2.21%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(0.43)%		(0.03)%	0.27%	0.55%	1.00%		0.38%
Portfolio Turnover Rate	14%		32%	19%	29%	31%		34%

*	For the six-month period ended November 30, 2017. All ratios for the period have been annualized. Total return for the period has not been annualized.

†	Total return excludes sales charge.

**	Amount represents less than $0.005 per share.

(1)	Per share data calculated using average shares outstanding method.

(2)

During the period ended November 30, 2017, a payment was made by the Adviser to offset a Brazilian dividend repatriation error in the Fund. The payment, net of the error, had no impact on the total return of the Fund.

(3)

During the fiscal year ended May 31, 2014, a voluntary payment was made by PNC Bank, N.A., an affiliate of the Adviser. The payment represents a reimbursement of shareholder services fees borne in prior periods by Class C Shares of the Fund. For tax purposes, this amount represents capital. The payment had no impact to the total return of the Fund.

(4)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.09% and 0.05% impact to Class A and Class C ratios, respectively, and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A and Class C shareholders. Excluding this item, the expense ratios would have been higher and the net investment income ratios would have been lower.

See Notes to Financial Statements.

International Growth Fund
Class I	Class A
2017	*	201	7	2016	(1)	2017	*	201	7	2016	(1)
Net Asset Value, Beginning of Period	$12.59	$10.92	$10.00	$12.59	$10.91	$10.00
Net Investment Income (Loss)(2)	–	**	0.07	0.06	–	**	0.04	0.06
Realized and Unrealized Gain (Loss) on Investments	1.68	1.70	0.86	1.67	1.73	0.85
Total from Investment Operations	1.68	1.77	0.92	1.67	1.77	0.91
Dividends from Net Investment Income	–	(0.08)	–	–	(0.07)	–
Distributions from Net Realized Gains	–	(0.02)	–	–	(0.02)	–
Total Distributions	–	(0.10)	–	–	(0.09)	–
Net Asset Value, End of Period	$14.27	$12.59	$10.92	$14.26	$12.59	$10.91

Total Return†	13.34%	16.48%	9.20%	13.26%	16.48%	9.10%
Ratios/Supplemental Data
Net Assets End of Period (000)	$7,344	$6,454	$3,273	$43	$38	$22
Ratio of Expenses to Average Net Assets	0.85%	0.85%	0.85%	0.98%	1.01%	1.12%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.07%	0.62%	2.41%	(0.06)%	0.36%	2.14%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	2.70%	3.63%	6.48%	2.83%	3.96%	6.75%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(1.78)%	(2.16)%	(3.22)%	(1.91)%	(2.59)%	(3.49)%
Portfolio Turnover Rate	18%	49%	8%	18%	49%	8%

*	For the six-month period ended November 30, 2017. All ratios for the period have been annualized. Total return for the period has not been annualized.

†	Total return excludes sales charge.

**	Amount represents less than $0.005 per share.

(1)	International Growth Fund commenced operations on February 29, 2016. All ratios for the fiscal year ended May 31, 2016 have been annualized. Total return for the fiscal year ended May 31, 2016 has not been annualized.

(2)	Per share data calculated using average shares outstanding method.

See Notes to Financial Statements.

P N C E q u i t y F u n d s F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )

S e l e c t e d  P e r  S h a r e  D a t a  a n d  R a t i o s

F o r  t h e  S i x  M o n t h s  E n d e d  N o v e m b e r  3 0 ,  2 0 1 7 ,

a n d  f o r  t h e  Y e a r s  E n d e d  M a y  3 1 ,

u n l e s s  o t h e r w i s e  i n d i c a t e d

	Multi-Factor All Cap Fund
	Class I								Class A
	2017*	2017		2016	2015	2014		2013	2017*	2017		2016	2015	2014		2013
Net Asset Value, Beginning of Period	$18.80	$17.20		$17.52	$15.11	$12.82		$10.79	$18.40	$16.83		$17.15	$14.81	$12.56		$10.57
Net Investment Income(1)	0.11	0.17		0.21	0.14	0.12		0.15	0.08	0.12		0.16	0.09	0.10		0.11
Realized and Unrealized Gain (Loss) on Investments	2.40	1.57		(0.34)	2.41	2.30		2.02	2.35	1.53		(0.32)	2.36	2.24		1.99
Total from Investment Operations	2.51	1.74		(0.13)	2.55	2.42		2.17	2.43	1.65		(0.16)	2.45	2.34		2.10
Contributions of Capital by Affiliate(1)	–	–		–	–	–	**(2)	–	–	–		–	–	–	**(2)	–
Dividends from Net Investment Income	(0.20)	(0.14)		(0.19)	(0.14)	(0.13)		(0.14)	(0.17)	(0.08)		(0.16)	(0.11)	(0.09)		(0.11)
Total Distributions	(0.20)	(0.14)		(0.19)	(0.14)	(0.13)		(0.14)	(0.17)	(0.08)		(0.16)	(0.11)	(0.09)		(0.11)
Net Asset Value, End of Period	$21.11	$18.80		$17.20	$17.52	$15.11		$12.82	$20.66	$18.40		$16.83	$17.15	$14.81		$12.56

Total Return†	13.43%	10.17%		(0.74)%	16.96%	19.00%		20.21%	13.26%	9.86%		(0.95)%	16.61%	18.74%		19.92%
Ratios/Supplemental Data
Net Assets End of Period (000)	$7,135	$8,926		$24,315	$23,527	$21,865		$26,530	$2,568	$2,428		$3,674	$2,860	$2,784		$2,705
Ratio of Expenses to Average Net Assets	0.65%	0.87%		0.91%	0.94%	0.94%		0.94%	0.98%	1.15%		1.18%	1.21%	1.11	%(3)	1.22%
Ratio of Net Investment Income to Average Net Assets	1.10%	0.92%		1.26%	0.84%	0.89%		1.25%	0.83%	0.66%		0.94%	0.57%	0.71	%(3)	0.95%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	2.11%	1.45%		1.29%	1.25%	1.16%		1.18%	2.46%	1.74%		1.56%	1.52%	1.43%		1.46%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(0.36)%	0.34%		0.88%	0.53%	0.67%		1.01%	(0.65)%	0.07%		0.56%	0.26%	0.39%		0.71%
Portfolio Turnover Rate	114%	134	%(4)	57%	61%	69%		80%	114%	134	%(4)	57%	61%	69%		80%

	Multi-Factor All Cap Fund
	Class C
	2017*	2017		2016	2015	2014		2013
Net Asset Value, Beginning of Period	$16.93	$15.53		$15.89	$13.76	$11.68		$9.84
Net Investment Income (Loss)(1)	0.02	(0.01)		0.05	(0.02)	–		0.02
Realized and Unrealized Gain (Loss) on Investments	2.15	1.43		(0.32)	2.20	2.09		1.85
Total from Investment Operations	2.17	1.42		(0.27)	2.18	2.09		1.87
Contributions of Capital by Affiliate(1)	–	–		–	–	–	**(2)	–
Dividends from Net Investment Income	(0.12)	(0.02)		(0.09)	(0.05)	(0.01)		(0.03)
Total Distributions	(0.12)	(0.02)		(0.09)	(0.05)	(0.01)		(0.03)
Net Asset Value, End of Period	$18.98	$16.93		$15.53	$15.89	$13.76		$11.68

Total Return†	12.86%	9.14%		(1.68)%	15.83%	17.92%		19.00%
Ratios/Supplemental Data
Net Assets End of Period (000)	$ 239	$ 256		$ 261	$260	$155		$124
Ratio of Expenses to Average Net Assets	1.62%	1.85%		1.84%	1.92%	1.85	%(3)	1.94%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.18%	(0.06)%		0.33%	(0.14)%	(0.02	)%(3)	0.22%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	3.10%	2.47%		2.22%	2.22%	2.13%		2.18%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(1.30)%	(0.68)%		(0.05)%	(0.44)%	(0.30)%		(0.02)%
Portfolio Turnover Rate	114%	134	%(4)	57%	61%	69%		80%

*	For the six-month period ended November 30, 2017. All ratios for the period have been annualized. Total return for the period has not been annualized.

†	Total return excludes sales charge.

**	Amount represents less than $0.005 per share.

(1)	Per share data calculated using average shares outstanding method.

(2)

During the fiscal year ended May 31, 2014, a voluntary payment was made by PNC Bank, N.A., an affiliate of the Adviser. The payment represents a reimbursement of shareholder services fees borne in prior periods by Class C Shares of the Fund. For tax purposes, this amount represents capital. The payment had no impact to the total return of the Fund.

(3)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.10% and 0.05% impact to Class A and Class C ratios, respectively, and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A and Class C shareholders. Excluding this item, the expense ratios would have been higher and the net investment income ratios would have been lower.

(4)

During the fiscal year ended May 31, 2017, the portfolio turnover rate increased as a result of the change in the Fund’s investment strategy and employment of a multi-factor process in stock selection.

See Notes to Financial Statements.

Multi-Factor Large Cap Growth Fund
Class I	Class A
2017	*	201	7	201	6	201	5	201	4	201	3	2017	*	201	7	201	6	201	5	201	4	201	3
Net Asset Value, Beginning of Period	$32.68	$28.43	$29.47	$25.03	$20.42	$17.31	$32.03	$27.89	$28.92	$24.58	$20.02	$16.96
Net Investment Income(1)	0.10	0.17	0.23	0.13	0.12	0.14	0.05	0.09	0.16	0.05	0.09	0.09
Realized and Unrealized Gain (Loss) on Investments	5.13	4.30	(1.08)	4.42	4.63	3.12	5.02	4.20	(1.07)	4.33	4.54	3.07
Total from Investment Operations	5.23	4.47	(0.85)	4.55	4.75	3.26	5.07	4.29	(0.91)	4.38	4.63	3.16
Contributions of Capital by Affiliate(1)	–	–	–	–	–	**(2)	–	–	–	–	–	–	**(2)	–
Dividends from Net Investment Income	–	(0.22)	(0.19)	(0.11)	(0.14)	(0.15)	–	(0.15)	(0.12)	(0.04)	(0.07)	(0.10)
Total Distributions	–	(0.22)	(0.19)	(0.11)	(0.14)	(0.15)	–	(0.15)	(0.12)	(0.04)	(0.07)	(0.10)
Net Asset Value, End of Period	$37.91	$32.68	$28.43	$29.47	$25.03	$20.42	$37.10	$32.03	$27.89	$28.92	$24.58	$20.02

Total Return†	16.01%	15.83%	(2.89)%	18.20%	23.31%	18.96%	15.83%	15.46%	(3.15)%	17.84%	23.16%	18.68%

Ratios/Supplemental Data
Net Assets End of Period (000)	$79,282	$75,156	$69,130	$82,360	$53,738	$56,042	$15,770	$14,591	$27,037	$15,403	$12,973	$12,045
Ratio of Expenses to Average Net Assets	0.65%	0.87%	0.93%	0.98%	0.98%	0.98%	0.96%	1.14%	1.21%	1.26%	1.08	%(3)	1.28%
Ratio of Net Investment Income to Average Net Assets	0.58%	0.57%	0.81%	0.46%	0.53%	0.77%	0.27%	0.31%	0.59%	0.17%	0.43	%(3)	0.47%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.99%	1.12%	1.09%	1.04%	1.11%	1.12%	1.30%	1.41%	1.39%	1.33%	1.39%	1.42%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.24%	0.32%	0.65%	0.40%	0.40%	0.63%	(0.07)%	0.04%	0.41%	0.10%	0.12%	0.33%
Portfolio Turnover Rate	81%	131	%(4)	81%	63%	70%	75%	81%	131	%(4)	81%	63%	70%	75%

Multi-Factor Large Cap Growth Fund
Class C
2017	*	201	7	201	6	201	5	201	4	201	3
Net Asset Value, Beginning of Period	$29.05	$25.33	$26.31	$22.44	$18.31	$15.54
Net Investment Income (Loss)(1)	(0.05)	(0.10)	(0.01)	(0.10)	(0.01)	(0.04)
Realized and Unrealized Gain (Loss) on Investments	4.55	3.82	(0.97)	3.97	4.14	2.81
Total from Investment Operations	4.50	3.72	(0.98)	3.87	4.13	2.77
Contributions of Capital by Affiliate(1)	–	–	–	–	–	**(2)	–
Net Asset Value, End of Period	$33.55	$29.05	$25.33	$26.31	$22.44	$18.31

Total Return†	15.49%	14.69%	(3.69)%	17.20%	22.56%	17.83%

Ratios/Supplemental Data
Net Assets End of Period (000)	$638	$617	$950	$1,311	$283	$259
Ratio of Expenses to Average Net Assets	1.57%	1.82%	1.76%	1.85%	1.55	%(3)	1.98%
Ratio of Net Investment Loss to Average Net Assets	(0.35)%	(0.38)%	(0.04)%	(0.40)%	(0.04	)%(3)	(0.23)%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.91%	2.07%	1.92%	1.88%	1.89%	2.12%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(0.69)%	(0.63)%	(0.20)%	(0.43)%	(0.38)%	(0.37)%
Portfolio Turnover Rate	81%	131	%(4)	81%	63%	70%	75%
*  For the six-month period ended November 30, 2017. All ratios for the period have been annualized. Total return for the period has not been annualized.

†	Total return excludes sales charge.

**	Amount represents less than $0.005 per share.

(1)	Per share data calculated using average shares outstanding method.

(2)

During the fiscal year ended May 31, 2014, a voluntary payment was made by PNC Bank, N.A., an affiliate of the Adviser. The payment represents a reimbursement of shareholder services fees borne in prior periods by Class C Shares of the Fund. For tax purposes, this amount represents capital. The payment had no impact to the total return of the Fund.

(3)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.18% and 0.22% impact to Class A and Class C ratios, respectively, and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A and Class C shareholders. Excluding this item, the expense ratios would have been higher and the net investment income ratios would have been lower.

(4)

During the fiscal year ended May 31, 2017, the portfolio turnover rate increased as a result of the change in the Fund’s investment strategy and employment of a multi-factor process in stock selection.

See Notes to Financial Statements.

P N C E q u i t y F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0 , 2 0 1 7 ,
a n d f o r t h e Y e a r s E n d e d M a y 3 1 , u n l e s s o t h e r w i s e i n d i c a t e d

	Multi-Factor Large Cap Value Fund
	Class I								Class A

	2017*	2017		2016	2015	2014		2013	2017*	2017		2016		2015	2014		2013
Net Asset Value, Beginning of Period	$23.13	$21.44		$21.96	$20.29	$16.93		$13.60	$23.06	$21.38		$21.92		$20.26	$16.88		$13.56
Net Investment Income(1)	0.18	0.30		0.36	0.21	0.19		0.21	0.15	0.23		0.30		0.15	0.16		0.17
Realized and Unrealized Gain (Loss) on Investments	2.15	1.63		(0.54)	1.68	3.37		3.34	2.15	1.64		(0.54)		1.67	3.36		3.32
Total from Investment Operations	2.33	1.93		(0.18)	1.89	3.56		3.55	2.30	1.87		(0.24)		1.82	3.52		3.49
Contributions of Capital by Affiliate(1)	–	–		–	–	–*	*(2)	–	–	–		–		–	–*	*(2)	–
Dividends from Net Investment Income	(0.24)	(0.24)		(0.34)	(0.22)	(0.20)		(0.22)	(0.19)	(0.19)		(0.30)		(0.16)	(0.14)		(0.17)
Total Distributions	(0.24)	(0.24)		(0.34)	(0.22)	(0.20)		(0.22)	(0.19)	(0.19)		(0.30)		(0.16)	(0.14)		$(0.17)
Net Asset Value, End of Period	$25.22	$23.13		$21.44	$21.96	$20.29		$16.93	$25.17	$23.06		$21.38		$21.92	$20.26		$16.88

Total Return†	10.13%	9.09%		(0.80)%	9.36%	21.15%		26.31%	10.02%	8.78%		(1.10)%		9.02%	20.97%		25.94%
Ratios/Supplemental Data
Net Assets End of Period (000)	$83,814	$82,769		$77,554	$90,375	$100,626		$91,849	$23,186	$22,534		$35,716		$24,613	$24,746		$23,691
Ratio of Expenses to Average Net Assets	0.65%	0.87%		0.93%	0.98%	0.99%		1.03%	0.94%	1.15%		1.21	%(3)	1.27%	1.14%		1.33%
Ratio of Net Investment Income to Average Net Assets	1.51%	1.32%		1.71%	1.00%	1.03%		1.40%	1.22%	1.01%		1.40	%(3)	0.73%	0.88%		1.10%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.96%	1.09%		1.03%	1.00%	1.02%		1.03%	1.25%	1.38%		1.31%		1.30%	1.30%		1.33%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.20%	1.10%		1.61%	0.98%	1.00%		1.40%	0.91%	0.78%		1.30%		0.70%	0.72%		1.10%
Portfolio Turnover Rate	59%	141	%(4)	77%	64%	57%		100%	59%	141	%(4)	77%		64%	57%		100%

	Multi-Factor Large Cap Value Fund
	Class C

	2017*	2017		2016	2015	2014		2013
Net Asset Value, Beginning of Period	$22.64	$21.00		$21.56	$19.93	$16.61		$13.34
Net Investment Income(1)	0.08	0.09		0.18	0.03	0.06		0.06
Realized and Unrealized Gain (Loss) on Investments	2.10	1.61		(0.53)	1.66	3.29		3.28
Total from Investment Operations	2.18	1.70		(0.35)	1.69	3.35		3.34
Contributions of Capital by Affiliate(1)	–	–		–	–	–	**(2)	–
Dividends from Net Investment Income	(0.13)	(0.06)		(0.21)	(0.06)	(0.03)		(0.07)
Total Distributions	(0.13)	(0.06)		(0.21)	(0.06)	(0.03)		(0.07)
Net Asset Value, End of Period	$24.69	$22.64		$21.00	$21.56	$19.93		$16.61

Total Return†	9.65%	8.11%		(1.64)%	8.52%	20.21%		25.13%
Ratios/Supplemental Data
Net Assets End of Period (000)	$164	$176		$186	$212	$173		$149
Ratio of Expenses to Average Net Assets	1.51%	1.77%		1.78%	1.84%	1.71	%(3)	2.03%
Ratio of Net Investment Income to Average Net Assets	0.65%	0.40%		0.85%	0.15%	0.30	%(3)	0.40%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.83%	2.00%		1.88%	1.87%	1.86%		2.03%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.33%	0.17%		0.75%	0.12%	0.15%		0.40%
Portfolio Turnover Rate	59%	141	%(4)	77%	64%	57%		100%

*	For the six-month period ended November 30, 2017. All ratios for the period have been annualized. Total return for the period has not been annualized.

†	Total return excludes sales charge.

**	Amount represents less than $0.005 per share.

(1)	Per share data calculated using average shares outstanding method.

(2)

During the fiscal year ended May 31, 2014, a voluntary payment was made by PNC Bank, N.A., an affiliate of the Adviser. The payment represents a reimbursement of shareholder services fees borne in prior periods by Class C Shares of the Fund. For tax purposes, this amount represents capital. The payment had no impact to the total return of the Fund.

(3)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.14% and 0.12% impact to Class A and Class C ratios, respectively, and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A and Class C shareholders. Excluding this item, the expense ratios would have been higher and the net investment income ratios would have been lower.

(4)

During the fiscal year ended May 31, 2017, the portfolio turnover rate increased as a result of the change in the Fund’s investment strategy and employment of a multi-factor process in stock selection.

See Notes to Financial Statements.

	Multi-Factor Small Cap Core Fund
	Class I						Class A
	2017 *	2017	2016	2015	2014	2013	2017 *	2017	2016	2015	2014		2013
Net Asset Value, Beginning of Period	$24.20	$20.46	$21.20	$18.38	$15.39	$10.90	$24.01	$20.31	$ 21.06	$18.29	$15.33		$10.87
Net Investment Income (Loss)(1)	0.04	0.10	0.11	0.06	(0.01)	0.19	– **	0.03	0.05	– **	(0.06)		0.22
Realized and Unrealized Gain (Loss) on Investments	2.73	3.77	(0.79)	2.80	3.08	4.41	2.71	3.74	(0.78)	2.79	3.06		4.34
Total from Investment Operations	2.77	3.87	(0.68)	2.86	3.07	4.60	2.71	3.77	(0.73)	2.79	3.00		4.56
Dividends from Net Investment Income	–	(0.13)	(0.04)	(0.04)	(0.08)	(0.11)	–	(0.07)	–	(0.02)	(0.04)		(0.10)
Distributions from Net Realized Gains	–	–	(0.02)	–	–	–	–	–	(0.02)	–	–		–
Total Distributions	–	(0.13)	(0.06)	(0.04)	(0.08)	(0.11)	–	(0.07)	(0.02)	(0.02)	(0.04)		(0.10)
Net Asset Value, End of Period	$26.97	$24.20	$20.46	$21.20	$18.38	$15.39	$26.72	$24.01	$20.31	$ 21.06	$18.29		$15.33

Total Return†	11.45%	18.91%	(3.20)%	15.59%	19.93%	42.43%	11.29%	18.58%	(3.48)%	15.25%	19.57%		42.11%
Ratios/Supplemental Data
Net Assets End of Period (000)	$323,266	$269,061	$112,055	$60,168	$32,973	$20,430	$92,387	$93,305	$71,831	$56,528	$6,098		$2,662
Ratio of Expenses to Average Net Assets	0.85%	0.85%	0.85%	0.93%	0.95%	0.95%	1.14%	1.15%	1.12%	1.20%	1.23	%(2)	1.23%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.32%	0.41%	0.56%	0.32%	(0.05)%	1.49%	0.02%	0.15%	0.27%	0.00%	(0.33)	%(2)	1.65%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.04%	1.14%	1.19%	1.22%	1.36%	1.47%	1.33%	1.43%	1.46%	1.48%	1.65%		1.83%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.13%	0.12%	0.22%	0.03%	(0.46)%	0.97%	(0.17)%	(0.13)%	(0.07)%	(0.28)%	(0.75)%		1.05%
Portfolio Turnover Rate	35%	82%	77%	92%	102%	76%	35%	82%	77%	92%	102%		76%

	Multi-Factor Small Cap Core Fund
	Class C
	2017*	2017(3)
Net Asset Value, Beginning of Period	$24.15	$22.10
Net Investment Loss(1)	(0.08)	(0.11)
Realized and Unrealized Gain (Loss) on Investments	2.72	2.29
Total from Investment Operations	2.64	2.18
Dividends from Net Investment Income	–	(0.13)
Total Distributions	–	(0.13)
Net Asset Value, End of Period	$26.79	$24.15

Total Return†	10.93%	9.86%
Ratios/Supplemental Data
Net Assets End of Period (000)	$ 1,112	$ 599
Ratio of Expenses to Average Net Assets	1.85%	1.87%
Ratio of Net Investment Loss to Average Net Assets	(0.65)%	(0.71)%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	2.04%	2.18%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(0.84)%	(1.02)%
Portfolio Turnover Rate	35%	82%

* For the six-month period ended November 30, 2017. All ratios for the period have been annualized. Total return for the period has not been annualized.

† Total return excludes sales charge.

** Amount represents less than $0.005 per share.

(1)	Per share data calculated using average shares outstanding method.

(2)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares. This voluntary commitment had no impact to Class A ratios and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A shareholders.

(3)

Class C ceased operations on June 4, 2012 and re-commenced operations on October 3, 2016; therefore, no information is presented for the 2013 through 2016 fiscal years. All ratios for the fiscal year ended May 31, 2017 have been annualized. Total return for the fiscal year ended May 31, 2017 has not been annualized.

See Notes to Financial Statements.

P N C E q u i t y F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0 , 2 0 1 7 ,
a n d f o r t h e Y e a r s E n d e d M a y 3 1 ,
u n l e s s o t h e r w i s e i n d i c a t e d

Multi-Factor Small Cap Growth Fund
Class I	Class A
2017	*	201	7	201	6	201	5	201	4	201	3	2017	*	201	7	201	6	201	5	201	4	201	3
Net Asset Value, Beginning of Period	$23.01	$ 19.64	$20.91	$18.41	$15.67	$11.79	$22.53	$19.29	$20.58	$18.17	$15.46	$11.63
Net Investment Income (Loss)(1)	–	**	0.11	0.01	(0.04)	(0.02)	0.08	(0.03)	0.05	(0.05)	(0.09)	(0.06)	0.04
Realized and Unrealized Gain (Loss) on Investments	2.64	3.26	(0.75)	3.25	2.81	3.88	2.59	3.19	(0.74)	3.21	2.77	3.83
Total from Investment Operations	2.64	3.37	(0.74)	3.21	2.79	3.96	2.56	3.24	(0.79)	3.12	2.71	3.87
Contributions of Capital by Affiliate(1)	–	–	–	–	–	**(2)	–	–	–	–	–	–	**(2)	–
Dividends from Net Investment Income	–	–	(0.03)	–	(0.05)	(0.08)	–	–	–	–	**	–	(0.04)
Distributions from Net Realized Gains	–	–	(0.50)	(0.71)	–	–	–	–	(0.50)	(0.71)	–	–
Total Distributions	–	–	(0.53)	(0.71)	(0.05)	(0.08)	–	–	(0.50)	(0.71)	–	(0.04)
Net Asset Value, End of Period	$25.65	$23.01	$19.64	$20.91	$18.41	$15.67	$25.09	$22.53	$19.29	$20.58	$18.17	$15.46

Total Return†	11.47%	17.16%	(3.63)%	17.83%	17.79%	33.76%	11.36%	16.80%	(3.87)%	17.51%	17.54%	33.39%

Ratios/Supplemental Data
Net Assets End of Period (000)	$101,871	$94,220	$49,112	$17,115	$11,841	$8,891	$48,019	$44,020	$37,139	$23,806	$20,193	$19,605
Ratio of Expenses to Average Net Assets	0.85%	0.85%	0.85%	0.93%	0.95%	0.95%	1.14%	1.15%	1.12%	1.20%	1.12	%(3)	1.23%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.01%	0.53%	0.06%	(0.20)%	(0.14)%	0.58%	(0.28)%	0.23%	(0.24)%	(0.47)%	(0.32	)%(3)	0.31%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.14%	1.27%	1.45%	1.56%	1.76%	1.89%	1.43%	1.57%	1.72%	1.85%	2.02%	2.17%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(0.28)%	0.11%	(0.54)%	(0.83)%	(0.95)%	(0.36)%	(0.57)%	(0.19)%	(0.84)%	(1.12)%	(1.22)%	(0.63)%
Portfolio Turnover Rate	44%	94%	66%	82%	85%	60%	44%	94%	66%	82%	85%	60%

Multi-Factor Small Cap Growth Fund
Class C
2017	*	201	7	201	6	201	5	201	4	201	3
Net Asset Value, Beginning of Period	$21.83	$18.82	$20.22	$17.98	$15.41	$11.64
Net Investment Loss(1)	(0.11)	(0.10)	(0.16)	(0.22)	(0.18)	(0.05)
Realized and Unrealized Gain (Loss) on Investments	2.50	3.11	(0.74)	3.17	2.75	3.82
Total from Investment Operations	2.39	3.01	(0.90)	2.95	2.57	3.77
Contributions of Capital by Affiliate(1)	–	–	–	–	–	**(2)	–
Distributions from Net Realized Gains	–	–	(0.50)	(0.71)	–	–
Total Distributions	–	–	(0.50)	(0.71)	–	–
Net Asset Value, End of Period	$24.22	$21.83	$18.82	$20.22	$17.98	$15.41

Total Return†	10.95%	15.99%	(4.49)%	16.74%	16.68%	32.39%

Ratios/Supplemental Data
Net Assets End of Period (000)	$7,476	$8,568	$7,595	$1,318	$258	$159
Ratio of Expenses to Average Net Assets	1.85%	1.85%	1.77%	1.87%	1.86	%(3)	1.95%
Ratio of Net Investment Loss to Average Net Assets	(0.99)%	(0.47)%	(0.84)%	(1.16)%	(1.05	)%(3)	(0.41)%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	2.14%	2.28%	2.37%	2.42%	2.70%	2.89%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(1.28)%	(0.90)%	(1.44)%	(1.71)%	(1.89)%	(1.35)%
Portfolio Turnover Rate	44%	94%	66%	82%	85%	60%

*	For the six-month period ended November 30, 2017. All ratios for the period have been annualized. Total return for the period has not been annualized.

†	Total return excludes sales charge.

**	Amount represents less than $0.005 per share.

(1)	Per share data calculated using average shares outstanding method.

(2)

During the fiscal year ended May 31, 2014, a voluntary payment was made by PNC Bank, N.A., an affiliate of the Adviser. The payment represents a reimbursement of shareholder services fees borne in prior periods by Class C Shares of the Fund. For tax purposes, this amount represents capital. The payment had no impact to the total return of the Fund.

(3)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.09% and 0.03% impact to Class A and Class C ratios, respectively, and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A and Class C shareholders. Excluding this item, the expense ratios would have been higher and the net investment income ratios would have been lower.

See Notes to Financial Statements.

Multi-Factor Small Cap Value Fund
Class I	Class A
2017	*	201	7	201	6	201	5	201	4	201	3	2017	*	201	7	201	6	201	5	201	4	201	3
Net Asset Value, Beginning of Period	$22.18	$19.89	$21.47	$19.08	$16.09	$12.38	$20.38	$18.32	$19.81	$17.62	$14.84	$11.45
Net Investment Income(1)	0.24	0.43	0.49	0.42	0.22	0.49	0.19	0.34	0.40	0.34	0.18	0.44
Realized and Unrealized Gain (Loss) on Investments	2.20	2.42	(1.68)	2.16	3.04	3.57	2.02	2.22	(1.56)	1.99	2.82	3.26
Total from Investment Operations	2.44	2.85	(1.19)	2.58	3.26	4.06	2.21	2.56	(1.16)	2.33	3.00	3.70
Contributions of Capital by Affiliate(1)	–	–	–	–	0.01(2)	–	–	–	–	–	0.01(2)	–
Dividends from Net Investment Income	–	(0.56)	(0.39)	(0.19)	(0.28)	(0.35)	–	(0.50)	(0.33)	(0.14)	(0.23)	(0.31)
Total Distributions	–	(0.56)	(0.39)	(0.19)	(0.28)	(0.35)	–	(0.50)	(0.33)	(0.14)	(0.23)	(0.31)
Net Asset Value, End of Period	$24.62	$22.18	$19.89	$21.47	$19.08	$16.09	$22.59	$20.38	$18.32	$19.81	$17.62	$14.84

Total Return†	11.00%	14.13%	(5.49)%	13.57%	20.36%	33.33%	10.85%	13.79%	(5.79)%	13.26%	20.34%	32.82%
Ratios/Supplemental Data
Net Assets End of Period (000)	$16,150	$16,608	$13,442	$16,038	$9,639	$8,321	$12,199	$12,037	$11,351	$13,454	$13,673	$13,459
Ratio of Expenses to Average Net Assets	0.86%	0.86%	0.85%	1.02%	1.25%	1.25%	1.14%	1.15%	1.12%	1.30%	1.32	%(3)	1.54%
Ratio of Net Investment Income to Average Net Assets	2.05%	1.94%	2.49%	2.04%	1.18%	3.54%	1.77%	1.68%	2.21%	1.80%	1.09	%(3)	3.42%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.56%	1.60%	1.63%	1.55%	1.68%	1.77%	1.85%	1.89%	1.90%	1.84%	1.95%	2.06%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.35%	1.20%	1.71%	1.51%	0.75%	3.02%	1.06%	0.94%	1.43%	1.26%	0.46%	2.90%
Portfolio Turnover Rate	50%	106%	105%	94%	109%	108%	50%	106%	105%	94%	109%	108%

Multi-Factor Small Cap Value Fund
Class C
2017	*	201	7	201	6	201	5	201	4	201	3
Net Asset Value, Beginning of Period	$18.12	$16.35	$17.72	$15.76	$13.31	$10.29
Net Investment Income(1)	0.11	0.19	0.25	0.19	0.06	0.32
Realized and Unrealized Gain (Loss) on Investments	1.79	1.96	(1.38)	1.80	2.52	2.92
Total from Investment Operations	1.90	2.15	(1.13)	1.99	2.58	3.24
Contributions of Capital by Affiliate(1)	–	–	–	–	0.01(2)	–
Dividends from Net Investment Income	–	(0.38)	(0.24)	(0.03)	(0.14)	(0.22)
Total Distributions	–	(0.38)	(0.24)	(0.03)	(0.14)	(0.22)
Net Asset Value, End of Period	$20.02	$18.12	$16.35	$17.72	$15.76	$13.31

Total Return†	10.49%	13.00%	(6.30)%	12.67%	19.51%	31.91%
Ratios/Supplemental Data
Net Assets End of Period (000)	$1,168	$1,258	$1,550	$1,511	$1,495	$1,152
Ratio of Expenses to Average Net Assets	1.77%	1.81%	1.75%	1.94%	1.99	%(3)	2.25%
Ratio of Net Investment Income to Average Net Assets	1.14%	1.07%	1.57%	1.11%	0.42	%(3)	2.79%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	2.47%	2.56%	2.53%	2.47%	2.57%	2.77%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.44%	0.32%	0.79%	0.58%	(0.16)%	2.27%
Portfolio Turnover Rate	50%	106%	105%	94%	109%	108%

*	For the six-month period ended November 30, 2017. All ratios for the period have been annualized. Total return for the period has not been annualized.

†	Total return excludes sales charge.

(1)	Per share data calculated using average shares outstanding method.

(2)

During the fiscal year ended May 31, 2014, 0.06%, 0.07% and 0.08% of Class I, Class A, and Class C total returns, respectively, were attributable to a voluntary payment made by PNC Bank, N.A., an affiliate of the Adviser. The payment represents a reimbursement of shareholder services fees borne in prior periods by Class C Shares of the Fund. For tax purposes, this amount represents capital. Excluding this item, the total returns would have been 20.30%, 20.27%, and 19.43% for Class I, Class A, and Class C, respectively.

(3)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.20% and 0.15% impact to Class A and Class C ratios, respectively, and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A and Class C shareholders. Excluding this item, the expense ratios would have been higher and the net investment income ratios would have been lower.

See Notes to Financial Statements.

P N C E q u i t y F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0 , 2 0 1 7 ,
a n d f o r t h e Y e a r s E n d e d M a y 3 1 ,
u n l e s s o t h e r w i s e i n d i c a t e d

	S&P 500 Index Fund
	Class I							Class A
	2017 *	2017	2016	2015	2014		2013	2017 *	2017	2016	2015	2014		2013
Net Asset Value, Beginning of Period	$18.12	$16.30	$16.68	$15.37	$13.01		$10.46	$18.04	$16.24	$16.61	$15.31	$12.95		$10.41
Net Investment Income(1)	0.17	0.33	0.32	0.29	0.25		0.22	0.15	0.28	0.28	0.25	0.22		0.19
Realized and Unrealized Gain (Loss) on Investments	1.79	2.39	(0.17)	1.46	2.36		2.55	1.79	2.38	(0.16)	1.45	2.35		2.54
Total from Investment Operations	1.96	2.72	0.15	1.75	2.61		2.77	1.94	2.66	0.12	1.70	2.57		2.73
Contributions of Capital by Affiliate(1)	–	–	–	–	–	**(2)	–	–	–	–	–	–	**(2)	–
Dividends from Net Investment Income	(0.23)	(0.27)	(0.31)	(0.29)	(0.25)		(0.22)	(0.21)	(0.23)	(0.27)	(0.25)	(0.21)		(0.19)
Distributions from Net Realized Gains	–	(0.63)	(0.22)	(0.15)	–		–	–	(0.63)	(0.22)	(0.15)	–		–
Total Distributions	(0.23)	(0.90)	(0.53)	(0.44)	(0.25)		(0.22)	(0.21)	(0.86)	(0.49)	(0.40)	(0.21)		(0.19)
Net Asset Value, End of Period	$19.85	$18.12	$16.30	$16.68	$15.37		$13.01	$19.77	$18.04	$16.24	$16.61	$15.31		$12.95

Total Return†	10.92%	17.16%	1.08%	11.52%	20.23%		26.78%	10.83%	16.80%	0.91%	11.24%	20.01%		26.50%

Ratios/Supplemental Data
Net Assets End of Period (000)	$73,276	$125,416	$138,427	$171,990	$137,732		$97,902	$16,588	$17,438	$20,003	$20,721	$19,093		$23,632
Ratio of Expenses to Average Net Assets	0.20%	0.20%	0.20%	0.20%	0.27%		0.36%	0.44%	0.44%	0.44%	0.45%	0.49	%(3)	0.62%
Ratio of Net Investment Income to Average Net Assets	1.83%	1.92%	2.01%	1.82%	1.80%		1.90%	1.62%	1.67%	1.77%	1.57%	1.57	%(3)	1.65%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.42%	0.34%	0.32%	0.32%	0.34%		0.36%	0.67%	0.58%	0.56%	0.56%	0.58%		0.62%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.61%	1.78%	1.89%	1.70%	1.73%		1.90%	1.39%	1.53%	1.65%	1.46%	1.47%		1.65%
Portfolio Turnover Rate	24%	6%	7%	8%	18%		12%	24%	6%	7%	8%	18%		12%

	S&P 500 Index Fund
	Class C							Class R4				Class R5
	2017*	2017	2016	2015	2014		2013	2017*	2017	2016	2015(4)	2017*	2017	2016	2015	2014(4)
Net Asset Value, Beginning of Period	$17.82	$16.06	$16.47	$15.17	$12.86		$10.34	$18.12	$16.30	$16.68	$15.36	$18.11	$16.30	$16.68	$15.37	$14.65
Net Investment Income(1)	0.08	0.16	0.17	0.14	0.11		0.11	0.16	0.30	0.30	0.28	0.15	0.32	0.32	0.11	0.13
Realized and Unrealized Gain (Loss) on Investments	1.76	2.36	(0.17)	1.44	2.32		2.53	1.79	2.40	(0.17)	1.47	1.79	2.39	(0.17)	1.64	0.66
Total from Investment Operations	1.84	2.52	–	1.58	2.43		2.64	1.95	2.70	0.13	1.75	1.94	2.71	0.15	1.75	0.79
Contributions of Capital by Affiliate(1)	–	–	–	–	–	**(2)	–	–	–	–	–	–	–	–	–	–
Dividends from Net Investment Income	(0.14)	(0.13)	(0.19)	(0.13)	(0.12)		(0.12)	(0.23)	(0.25)	(0.29)	(0.28)	(0.23)	(0.27)	(0.31)	(0.29)	(0.07)
Distributions from Net Realized Gains	–	(0.63)	(0.22)	(0.15)	–		–	–	(0.63)	(0.22)	(0.15)	–	(0.63)	(0.22)	(0.15)	–
Total Distributions	(0.14)	(0.76)	(0.41)	(0.28)	(0.12)		(0.12)	(0.23)	(0.88)	(0.51)	(0.43)	(0.23)	(0.90)	(0.53)	(0.44)	(0.07)
Net Asset Value, End of Period	$19.52	$17.82	$16.06	$16.47	$15.17		$12.86	$19.84	$18.12	$16.30	$16.68	$19.82	$18.11	$16.30	$16.68	$15.37

Total Return†	10.40%	16.00%	0.14%	10.46%	19.01%		25.66%	10.85%	16.97%	0.94%	11.52%	10.81%	17.03%	1.04%	11.51%	5.38%

Ratios/Supplemental Data
Net Assets End of Period (000)	$7,813	$7,185	$7,023	$8,416	$11,089		$6,496	$2,777	$3,223	$4,944	$3,889	$88	$365	$560	$187	$6
Ratio of Expenses to Average Net Assets	1.19%	1.19%	1.14%	1.16%	1.26	%(3)	1.36%	0.35%	0.35%	0.35%	0.36%	0.24%	0.25%	0.25%	0.25%	0.19%
Ratio of Net Investment Income to Average Net Assets	0.88%	0.93%	1.07%	0.86%	0.81	%(3)	0.90%	1.70%	1.79%	1.88%	1.69%	1.60%	1.87%	2.00%	1.79%	2.05%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.42%	1.33%	1.26%	1.27%	1.33%		1.36%	0.58%	0.49%	0.47%	0.47%	0.44%	0.39%	0.37%	0.35%	0.38%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.65%	0.79%	0.95%	0.75%	0.73%		0.90%	1.47%	1.65%	1.76%	1.58%	1.40%	1.73%	1.88%	1.69%	1.87%
Portfolio Turnover Rate	24%	6%	7%	8%	18%		12%	24%	6%	7%	8%	24%	6%	7%	8%	18%

*  For the six-month period ended November 30, 2017. All ratios for the period have been annualized. Total return for the period has not been annualized.

†	Total return excludes sales charge.

**	Amount represents less than $0.005 per share.

(1)	Per share data calculated using average shares outstanding method.

(2)

During the fiscal year ended May 31, 2014, a voluntary payment was made by PNC Bank, N.A., an affiliate of the Adviser. The payment represents a reimbursement of shareholder services fees borne in prior periods by Class C Shares of the Fund. For tax purposes, this amount represents capital. The payment had no impact to the total return of the Fund.

(3)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.03% and 0.01% impact to Class A and Class C ratios, respectively, and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A and Class C shareholders. Excluding this item, the expense ratios would have been higher and the net investment income ratios would have been lower.

(4)

Class R4 and Class R5 commenced operations on December 30, 2013. Prior to September 3, 2014, net assets of the Class R4 Shares represented initial seed capital; therefore, no information is presented for the 2014 fiscal year. All ratios for the period have been annualized. Total return for the period has not been annualized.

See Notes to Financial Statements.

	Small Cap Fund
	Class I							Class A

	2017*	2017	2016	2015	2014		2013	2017*	2017	2016	2015	2014		2013
Net Asset Value, Beginning of Period	$22.79	$21.07	$22.53	$20.21	$17.91		$12.99	$22.05	$20.44	$21.90	$19.69	$17.51		$12.74
Net Investment Income (Loss)(1)	(0.02)	– **	(0.03)	0.07	(0.01)		(0.06)	(0.04)	(0.06)	(0.10)	– **	(0.06)		(0.10)
Realized and Unrealized Gain (Loss) on Investments	4.04	1.72	(1.17)	2.68	2.59		4.98	3.89	1.67	(1.13)	2.63	2.52		4.87
Total from Investment Operations	4.02	1.72	(1.20)	2.75	2.58		4.92	3.85	1.61	(1.23)	2.63	2.46		4.77
Contributions of Capital by Affiliate(1)	–	–	–	–	–	**(2)	–	–	–	–	–	–	**(2)	–
Dividends from Net Investment Income	–	–	(0.03)	(0.01)	–		–	–	–	–	–	–		–
Distributions from Net Realized Gains	–	–	(0.23)	(0.42)	(0.28)		–	–	–	(0.23)	(0.42)	(0.28)		–
Total Distributions	–	–	(0.26)	(0.43)	(0.28)		–	–	–	(0.23)	(0.42)	(0.28)		–
Net Asset Value, End of Period	$26.81	$22.79	$21.07	$22.53	$20.21		$17.91	$25.90	$22.05	$20.44	$21.90	$19.69		$17.51

Total Return†	17.64%	8.16%	(5.34)%	13.78%	14.39%		37.88%	17.46%	7.88%	(5.62)%	13.50%	14.03%		37.44%
Ratios/Supplemental Data
Net Assets End of Period (000)	$739,522	$794,173	$1,045,985	$565,795	$375,901		$207,230	$46,381	$45,033	$65,491	$68,302	$61,134		$23,371
Ratio of Expenses to Average Net Assets	0.99%	0.99%	0.99%	0.99%	0.99%		1.19%	1.24%	1.24%	1.28%	1.29%	1.29	%(3)	1.46%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.13)%	0.00%	(0.16)%	0.32%	(0.06)%		(0.39)%	(0.37)%	(0.29)%	(0.48)%	(0.02)%	(0.30	)%(3)	(0.68)%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.08%	1.08%	1.10%	1.15%	1.28%		1.28%	1.33%	1.34%	1.39%	1.45%	1.58%		1.61%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(0.22)%	(0.09)%	(0.27)%	0.16%	(0.35)%		(0.48)%	(0.46)%	(0.39)%	(0.59)%	(0.18)%	(0.59)%		(0.83)%
Portfolio Turnover Rate	12%	42%	15%	23%	24%		27%	12%	42%	15%	23%	24%		27%

	Small Cap Fund
	Class C

	2017*	2017	2016	2015	2014		2013
Net Asset Value, Beginning of Period	$20.02	$18.69	$20.17	$18.29	$16.40		$12.02
Net Investment Loss(1)	(0.12)	(0.20)	(0.21)	(0.13)	(0.19)		(0.20)
Realized and Unrealized Gain (Loss) on Investments	3.53	1.53	(1.04)	2.43	2.36		4.58
Total from Investment Operations	3.41	1.33	(1.25)	2.30	2.17		4.38
Contributions of Capital by Affiliate(1)	–	–	–	–	–	**(2)	–
Distributions from Net Realized Gains	–	–	(0.23)	(0.42)	(0.28)		–
Total Distributions	–	–	(0.23)	(0.42)	(0.28)		–
Net Asset Value, End of Period	$23.43	$20.02	$18.69	$20.17	$18.29		$16.40

Total Return†	17.03%	7.12%	(6.21)%	12.72%	13.21%		36.44%
Ratios/Supplemental Data
Net Assets End of Period (000)	$20,622	$21,688	$28,220	$21,015	$17,802		$5,576
Ratio of Expenses to Average Net Assets	1.98%	1.99%	1.95%	1.95%	1.99	%(3)	2.14%
Ratio of Net Investment Loss to Average Net Assets	(1.12)%	(1.02)%	(1.12)%	(0.66)%	(1.02	)%(3)	(1.37)%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	2.07%	2.08%	2.06%	2.11%	2.28%		2.31%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(1.21)%	(1.11)%	(1.23)%	(0.82)%	(1.31)%		(1.54)%
Portfolio Turnover Rate	12%	42%	15%	23%	24%		27%

*	For the six-month period ended November 30, 2017. All ratios for the period have been annualized. Total return for the period has not been annualized.

†	Total return excludes sales charge.

**	Amount represents less than $0.005 per share.

(1)	Per share data calculated using average shares outstanding method.

(2)

During the fiscal year ended May 31, 2014, a voluntary payment was made by PNC Bank, N.A., an affiliate of the Adviser. The payment represents a reimbursement of shareholder services fees borne in prior periods by Class C Shares of the Fund. For tax purposes, this amount represents capital. The payment had no impact to the total return of the Fund.

(3)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment had no impact to Class A ratios and Class C ratios and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A and Class C shareholders.

See Notes to Financial Statements.

P N C  B a l a n c e d  A l l o c a t i o n  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 7  ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 35.0%
Consumer Discretionary — 4.7%
Adtalem Global Education	86	$4
BorgWarner	890	50
Bright Horizons Family Solutions*	118	10
Burlington Stores*	440	47
Camping World Holdings, Cl A	307	14
Cavco Industries*	43	7
Churchill Downs	54	13
Comcast, Cl A	1,830	69
Dana	280	9
Dollar Tree*	550	56
Dorman Products*	199	14
Fox Factory Holding*	236	9
Home Depot	930	167
Hooker Furniture	145	7
Installed Building Products*	304	23
LCI Industries	205	27
Liberty Ventures, Cl A*	111	6
Lithia Motors, Cl A	227	27
Madison Square Garden, Cl A*	73	16
McDonald’s	760	131
Mohawk Industries*	230	65
Omnicom Group	400	29
Pinnacle Entertainment*	256	8
Red Rock Resorts, Cl A	254	8
Taylor Morrison Home, Cl A*	387	9
Thor Industries	500	77
Toll Brothers	1,160	58
Wolverine World Wide	133	4
Wyndham Worldwide	430	48
Yum China Holdings	890	36

		1,048

Consumer Staples — 2.2%
Altria Group	1,650	112
Central Garden & Pet, Cl A*	89	3
Constellation Brands, Cl A	230	50
Estee Lauder, Cl A	290	36
General Mills	550	31
Kimberly-Clark	614	74
PepsiCo	1,341	156
Pinnacle Foods	540	32
SpartanNash	185	5

		499

Energy — 0.3%
CVR Energy#	104	3
Par Pacific Holdings*	218	5
Valero Energy	580	50

		58

Financials — 6.6%
Allegiance Bancshares*	52	2
Ameriprise Financial	300	49
AMERISAFE	166	11
Artisan Partners Asset Management, Cl A	187	7
Bank of America	3,480	98
Bank of the Ozarks	519	25
Banner	57	3
Capital Bank Financial, Cl A	169	7
CenterState Bank	154	4

	Number of Shares	Value (000)

CNO Financial Group	180	$5
Credit Acceptance*	88	27
Cullen	350	34
Diamond Hill Investment Group*	45	9
Eagle Bancorp*	202	13
Employers Holdings	163	8
FBL Financial Group, Cl A	52	4
First Busey	188	6
First Financial Bancorp	215	6
First Merchants	112	5
Guaranty Bancorp	235	7
Home BancShares	554	13
Huntington Bancshares	5,050	73
Invesco Mortgage Capital REIT	377	7
JPMorgan Chase	1,568	164
KeyCorp	2,700	51
LegacyTexas Financial Group	347	14
Mastercard, Cl A	310	47
MFA Financial REIT	676	5
MGIC Investment*	384	6
Morgan Stanley	1,810	93
National General Holdings	549	12
Old National Bancorp	364	7
PRA Group*	401	14
Principal Financial Group	1,220	86
Prudential Financial	838	97
RLI	281	17
S&P Global	340	56
South State	92	8
Sterling Bancorp	146	4
SunTrust Banks	1,180	73
T. Rowe Price Group	1,280	132
U.S. Bancorp	1,220	67
Unum Group	650	37
Veritex Holdings*	131	4
Wells Fargo	789	45
Wintrust Financial	53	4
WSFS Financial	111	6

		1,472

Healthcare — 4.5%
Abbott Laboratories	680	38
AbbVie	910	88
Agilent Technologies	500	35
Amgen	660	116
AMN Healthcare Services*	460	23
Baxter International	530	35
Biogen*	130	42
Bioverativ*	600	30
Bluebird Bio*	23	4
Cantel Medical	110	12
Catalent*	110	4
Clovis Oncology*	55	3
Corcept Therapeutics*	182	3
Cotiviti Holdings*	110	4
Dyax* (A) Δ	677	1
HealthSouth	110	5
ICU Medical*	22	5
Inovalon Holdings, Cl A*#	264	4
Ironwood Pharmaceuticals*	256	4
Johnson & Johnson	887	124
Ligand Pharmaceuticals*	23	3

See Notes to Financial Statements.

	Number of Shares	Value (000)
COMMON STOCKS — continued
Healthcare — continued
Medidata Solutions*	74	$5
Merck	1,221	67
Neogen*	341	29
NuVasive*	61	3
Pfizer	2,321	84
PRA Health Sciences*	126	10
Providence Service*	64	4
Sarepta Therapeutics*	85	5
Stryker	280	44
Supernus Pharmaceuticals*	162	6
Thermo Fisher Scientific	170	33
UnitedHealth Group	490	112
Vanda Pharmaceuticals*	441	6
Vocera Communications*	164	5

		996

Industrials — 5.0%
3M	240	58
Alamo Group	128	15
Allison Transmission Holdings	1,330	55
Barnes Group	103	7
Boeing	240	66
Colfax*	145	5
Comfort Systems USA	141	6
Cummins	210	35
Curtiss-Wright	57	7
Douglas Dynamics	80	3
Dycom Industries*	118	13
EnerSys	186	13
Exponent	222	17
General Dynamics	380	79
GP Strategies*	109	3
HEICO	332	30
Honeywell International	790	123
Hyster-Yale Materials Handling	68	6
Illinois Tool Works	510	86
Insperity	175	21
John Bean Technologies	140	17
KLX*	185	10
Lockheed Martin	160	51
Moog, Cl A*	117	10
Multi-Color	57	4
Northrop Grumman	120	37
On Assignment*	329	21
Owens Corning	510	45
Parker-Hannifin	290	54
Patrick Industries*	156	16
Raytheon	200	38
RBC Bearings*	44	6
Regal Beloit	73	6
REV Group	398	11
Rexnord*	206	5
SP Plus*	155	6
Stanley Black & Decker	320	54
TriNet Group*	194	9
United Technologies	270	33
Universal Forest Products	315	12
WageWorks*	262	17

	Number of Shares	Value (000)

Willdan Group*	108	$3

		1,113

Information Technology — 7.1%
Alphabet, Cl A*	125	130
Alteryx, Cl A*	211	5
Analog Devices	540	46
Apple	1,629	280
Applied Materials	910	48
Aspen Technology*	43	3
Box, Cl A*	314	7
CACI International, Cl A*	27	4
CDW	830	58
Cisco Systems	2,862	107
Cognizant Technology Solutions, Cl A	700	51
CoreLogic*	117	5
Entegris	196	6
Envestnet*	68	3
ePlus*	174	14
Facebook, Cl A*	810	143
Intel	1,970	88
Lam Research	190	37
Littelfuse	35	7
Match Group*#	192	6
Microsoft	1,602	135
MKS Instruments	56	5
Oracle	640	31
OSI Systems*	167	14
Paychex	520	35
Qualys*	84	5
RealPage*	344	16
Sanmina*	194	7
Silicon Laboratories*	74	7
Tech Data*	71	7
Texas Instruments	1,610	157
Total System Services	800	59
Tyler Technologies*	90	16
Virtusa*	180	8
Vishay Intertechnology	277	6
WEX*	118	15

		1,571

Materials — 1.7%
Air Products & Chemicals	200	33
Allegheny Technologies*	144	3
Balchem	171	15
Berry Global Group*	970	58
Boise Cascade	165	6
Carpenter Technology	107	5
DowDuPont	1,620	117
Ferro*	227	6
HB Fuller	122	7
Innophos Holdings	135	6
International Paper	510	29
Minerals Technologies	73	5
Neenah Paper	140	13
Owens-Illinois*	288	7
PolyOne	98	5

See Notes to Financial Statements.

P N C  B a l a n c e d  A l l o c a t i o n  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 7  ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — continued
Materials — continued
Sherwin-Williams	130	$52
Silgan Holdings	224	6

		373

Real Estate — 1.1%
Agree Realty REIT	154	8
CareTrust REIT	304	5
CorEnergy Infrastructure Trust REIT	118	4
Extra Space Storage REIT	520	44
InfraREIT*	203	4
Lamar Advertising, Cl A REIT	500	38
Potlatch REIT	168	9
Prologis REIT	1,070	71
PS Business Parks REIT	32	4
RE/MAX Holdings, Cl A	111	6
Realogy Holdings	282	8
Summit Hotel Properties REIT	314	5
Welltower REIT	480	32

		238

Telecommunication Services — 0.6%
AT&T	1,567	57
Boingo Wireless*	274	7
T-Mobile USA*	500	30
Verizon Communications	670	34

		128

Utilities — 1.2%
American Electric Power	510	40
American Water Works	580	53
DTE Energy	380	44
El Paso Electric	88	5
NextEra Energy	348	55
NRG Yield, Cl C	215	4
ONE Gas	91	7
SJW Group	70	5
Southwest Gas Holdings	55	5
Xcel Energy	980	50

		268

Total Common Stocks (Cost $5,227)		7,764

FOREIGN COMMON STOCKS — 2.7%
Consumer Discretionary — 0.6%
Carnival (Panama)	2,000	131
Helen of Troy (Bermuda)*	98	9

		140

Consumer Staples — 0.0%
Adecoagro SA (Luxembourg)*	334	3
Fresh Del Monte Produce (Cayman Islands)	75	4

		7

Energy — 1.1%
GasLog (Bermuda)	303	5
Royal Dutch Shell PLC, ADR, ClA (United Kingdom)	1,430	92
TOTAL SA, ADR (France)	1,320	75
TransCanada (Canada)	1,692	81

		253

	Number of Shares	Value (000)

Financials — 0.1%
Argo Group International Holdings (Bermuda)	99	$6
Essent Group (Bermuda)*	111	5

		11

Healthcare — 0.0%
ICON PLC (Ireland)*	29	3

Information Technology — 0.7%
Broadcom (Singapore)	220	61
Ichor Holdings (Cayman Islands)*	129	4
Novanta (Canada)*	165	8
TE Connectivity (Switzerland)	740	70

		143

Real Estate — 0.2%
Colliers International Group (Canada)	215	13
FirstService (Canada)	285	19

		32

Telecommunication Services — 0.0%
Telecom Argentina SA, ADR (Argentina)*	219	8

Utilities — 0.0%
Pampa Energia SA, ADR (Argentina)*	75	5

Total Foreign Common Stocks (Cost $481)		602

MUTUAL FUND — 13.5%
PNC International Growth Fund, Class I Shares†	209,401	2,988

Total Mutual Fund (Cost $2,146)		2,988

EXCHANGE-TRADED FUNDS — 8.0%
iShares MSCI EAFE Value ETF†	13,553	751
SPDR® S&P 500® ETF Trust	3,870	1,025

Total Exchange-Traded Funds (Cost $1,386)		1,776

MASTER LIMITED PARTNERSHIPS — 0.1%
Energy — 0.1%
Magellan Midstream Partners LP	400	27

Financials — 0.0%
Ares Management LP	117	2

Total Master Limited Partnerships (Cost $25)		29

	Par (000)
ASSET-BACKED SECURITIES — 3.5%
Automotive — 2.2%
BMW Vehicle Owner Trust, Series 2016-A, Cl A3 1.160%, 11/25/20	$115	114
Fifth Third Auto Trust, Series 2017-1, Cl A3 1.800%, 02/15/22	25	25

See Notes to Financial Statements.

Par (000)		Value (000)
Ford Credit Auto Lease Trust,
Series 2017-B, Cl A2A
1.800%, 06/15/20	$25	$25
Ford Credit Auto Owner Trust,
Series 2016-A, Cl A3
1.390%, 07/15/20	23	23
Ford Credit Auto Owner Trust,
Series 2017-C, Cl A4
2.160%, 03/15/23	15	15
Honda Auto Receivables Owner Trust,
Series 2016-2, Cl A3
1.390%, 04/15/20	35	35
Honda Auto Receivables Owner Trust,
Series 2016-3, Cl A4
1.330%, 11/18/22	70	69
Hyundai Auto Receivables Trust,
Series 2017-A, Cl A3
1.760%, 08/16/21	60	60
Nissan Auto Receivables Owner Trust,
Series 2017-B, Cl A3
1.750%, 10/15/21	90	89
Toyota Auto Receivables Owner Trust,
Series 2017-D, Cl A4
2.120%, 02/15/23	30	30

		485

Credit Cards — 1.3%
BA Credit Card Trust,
Series 2015-A2, Cl A
1.360%, 09/15/20	100	100
BA Credit Card Trust,
Series 2017-A1, Cl A1
1.950%, 08/15/22	35	35
Capital One Multi-Asset Execution Trust,
Series 2017-A4, Cl A4
1.990%, 07/17/23	50	50
Citibank Credit Card Issuance Trust,
Series 2017-A9, Cl A9
1.800%, 09/20/21	100	99

		284

Total Asset-Backed Securities (Cost $773)		769

COMMERCIAL MORTGAGE-BACKED SECURITY — 0.4%
Freddie Mac Multifamily Structured Pass Through Certificates, Series K067, Cl A2
3.194%, 07/25/27	85	87

Total Commercial Mortgage-Backed Security (Cost $87)		87

CORPORATE BONDS — 14.8%
Automotive — 0.2%
General Motors
6.600%, 04/01/36	10	12
5.150%, 04/01/38	5	5
General Motors Financial
3.200%, 07/13/20	15	15

Par (000)		Value (000)

Goodyear Tire & Rubber
4.875%, 03/15/27	$15	$16

		48

Cable — 0.3%
CBS
4.600%, 01/15/45	20	20
Charter Communications Operating LLC
6.384%, 10/23/35	35	40

		60

Consumer Discretionary — 0.3%
Hilton Worldwide Finance LLC
4.625%, 04/01/25	15	15
Netflix
4.875%, 04/15/28 144A	30	30
Royal Caribbean Cruises
3.700%, 03/15/28	20	20

		65

Consumer Services — 0.3%
Avon Products
7.000%, 03/15/23	25	20
Graham Holdings
7.250%, 02/01/19	20	21
Sotheby’s
5.250%, 10/01/22 144A	25	26

		67

Consumer Staples — 0.2%
Kroger
6.150%, 01/15/20	40	43
4.450%, 02/01/47	10	10

		53

Energy — 1.6%
Andeavor
5.375%, 10/01/22	25	26
Boardwalk Pipelines LP
5.950%, 06/01/26	15	17
3.375%, 02/01/23	25	25
BP Capital Markets PLC
3.224%, 04/14/24	45	46
ConocoPhillips
6.500%, 02/01/39	15	20
Energy Transfer LP
6.125%, 12/15/45	15	16
4.050%, 03/15/25	25	25
EQT
3.900%, 10/01/27	20	19
HollyFrontier
5.875%, 04/01/26	35	39
Kinder Morgan Energy Partners LP (MTN)
6.950%, 01/15/38	25	30
Newfield Exploration
5.375%, 01/01/26	15	16
Petroleos Mexicanos
4.250%, 01/15/25	25	25
Phillips 66
4.650%, 11/15/34	25	27

See Notes to Financial Statements.

P N C  B a l a n c e d  A l l o c a t i o n  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 7  ( U n a u d i t e d )

Par (000)		Value (000)
CORPORATE BONDS — continued
Energy — continued
Rowan
4.875%, 06/01/22	$40	$38

		369

Financials — 4.5%
American Express
3.000%, 10/30/24	15	15
Bank of America
6.250%, 09/29/49 (B)	25	28
Bank of America (GMTN)
2.000%, 01/11/18	45	45
Bank of America (MTN)
4.200%, 08/26/24	30	31
4.000%, 04/01/24	25	26
3.248%, 10/21/27	10	10
Bear Stearns LLC
7.250%, 02/01/18	35	35
Capital One Financial
3.300%, 10/30/24	10	10
2.500%, 05/12/20	40	40
Citigroup
6.250%, 12/29/49 (B)	25	28
4.450%, 09/29/27	20	21
2.150%, 07/30/18	30	30
Credit Suisse AG (GMTN)
5.400%, 01/14/20	35	37
Deutsche Bank AG
4.250%, 10/14/21	15	16
2.950%, 08/20/20	30	30
Goldman Sachs Group
2.350%, 11/15/21	55	54
John Deere Capital (MTN)
2.150%, 09/08/22	35	34
JPMorgan Chase
7.900%, 12/29/49 (B)	25	25
4.625%, 05/01/49 (B)	20	20
3.882%, 07/24/38 (B)	35	36
2.400%, 06/07/21	45	45
Morgan Stanley (GMTN)
2.500%, 04/21/21	45	45
Morgan Stanley (MTN)
4.100%, 05/22/23	20	21
2.625%, 11/17/21	15	15
Royal Bank of Canada
2.100%, 10/14/20	80	80
Royal Bank of Scotland Group PLC
6.000%, 12/19/23	40	44
Santander UK Group Holdings PLC (GMTN)
3.125%, 01/08/21	35	35
Sumitomo Mitsui Financial Group
2.778%, 10/18/22	35	35
Visa
4.150%, 12/14/35	20	22
Wells Fargo
5.900%, 12/29/49 (B)	25	27
3.069%, 01/24/23	15	15
Westpac Banking
5.000%, 03/21/49 (B)	15	15
2.250%, 07/30/18	30	30

		1,000

	Par (000)	Value (000)

Food, Beverage & Tobacco — 0.5%
Anheuser-Busch InBev Finance
4.700%, 02/01/36	$50	$55
Constellation Brands
6.000%, 05/01/22	20	23
3.875%, 11/15/19	20	21
Kraft Heinz Foods
5.200%, 07/15/45	15	16

		115

Healthcare — 1.2%
Abbott Laboratories
3.750%, 11/30/26	35	36
Allergan Funding SCS
3.450%, 03/15/22	25	26
Amgen
4.400%, 05/01/45	25	26
2.650%, 05/11/22	15	15
Gilead Sciences
1.850%, 09/20/19	20	20
HCA
5.875%, 03/15/22	25	27
Johnson & Johnson
3.550%, 03/01/36	30	31
Select Medical
6.375%, 06/01/21	10	10
Shire Acquisitions Investments Ireland DAC
1.900%, 09/23/19	25	25
Teva Pharmaceutical Finance III BV
3.150%, 10/01/26#	40	33
2.800%, 07/21/23	15	13

		262

Industrials — 1.0%
Ball
4.000%, 11/15/23	20	21
Cintas No 2
4.300%, 06/01/21	35	37
CNH Industrial Capital LLC
4.875%, 04/01/21	10	11
CNH Industrial NV
4.500%, 08/15/23	30	32
General Electric
4.125%, 10/09/42	15	15
KLX
5.875%, 12/01/22 144A	25	26
Owens-Brockway Glass Container
6.375%, 08/15/25 144A	25	28
PulteGroup
7.875%, 06/15/32	25	31
United Continental Holdings
4.250%, 10/01/22	20	20
United Rentals North America
4.875%, 01/15/28	5	5

		226

Information Technology — 0.1%
VeriSign
4.625%, 05/01/23	25	26

Insurance — 0.5%
Berkshire Hathaway Finance
4.250%, 01/15/21	25	26

See Notes to Financial Statements.

Par (000)		Value (000)
CORPORATE BONDS — continued
Insurance — continued
MetLife
6.400%, 12/15/36	$20	$23
Teachers Insurance & Annuity Association of America
4.900%, 09/15/44 144A	25	28
XLIT
4.450%, 03/31/25	35	36

		113

Materials — 0.4%
Caterpillar Financial Services (MTN)
2.100%, 01/10/20	25	25
Freeport-McMoRan
6.875%, 02/15/23	20	22
Huntsman International LLC
4.875%, 11/15/20	10	10
Sherwin-Williams
2.750%, 06/01/22	25	25

		82

Real Estate — 0.6%
American Campus Communities Operating Partnership LP
3.750%, 04/15/23	40	41
Crown Castle International
3.650%, 09/01/27	25	25
Spirit Realty LP
4.450%, 09/15/26	45	44
VEREIT Operating Partnership LP
3.950%, 08/15/27	25	25

		135

Retail — 0.9%
Amazon.com
4.250%, 08/22/57 144A	40	42
CVS Health
3.500%, 07/20/22	25	26
Hanesbrands
4.625%, 05/15/24 144A	25	25
Penske Automotive Group
5.375%, 12/01/24	25	25
Priceline Group
2.750%, 03/15/23	10	10
Under Armour
3.250%, 06/15/26	30	26
Wal-Mart Stores
5.625%, 04/01/40	10	13
Wolverine World Wide
5.000%, 09/01/26 144A	30	30

		197

Technology — 0.7%
Amphenol
2.550%, 01/30/19	30	30
Apple
3.850%, 05/04/43	35	36
KLA-Tencor
4.125%, 11/01/21	45	47
Microsoft
3.450%, 08/08/36	35	35

		148

Par (000)		Value (000)

Telecommunications — 0.7%
AT&T
5.700%, 03/01/57	$15	$16
4.900%, 08/14/37	20	20
4.750%, 05/15/46	25	24
Nokia OYJ
3.375%, 06/12/22	10	10
T-Mobile USA
4.000%, 04/15/22	20	20
Verizon Communications
4.500%, 08/10/33	55	57

		147

Transportation — 0.3%
ERAC USA Finance LLC
5.625%, 03/15/42 144A	25	29
FedEx
3.900%, 02/01/35	25	25
Hertz
7.625%, 06/01/22 144A	10	10

		64

Utilities — 0.5%
Alabama Power
2.450%, 03/30/22	30	30
American Electric Power
2.150%, 11/13/20	25	25
Berkshire Hathaway Energy
6.125%, 04/01/36	20	26
Florida Power & Light
3.700%, 12/01/47	10	10
NiSource Finance
3.490%, 05/15/27	25	25

		116

Total Corporate Bonds (Cost $3,209)		3,293

MUNICIPAL BOND — 0.2%
Texas — 0.2%
Texas Transportation Commission (RB) Series B
5.178%, 04/01/30	45	55

Total Municipal Bond (Cost $52)		55

OTHER GOVERNMENT AND AGENCY OBLIGATION — 0.1%
Mexico — 0.1%
Mexico Government International Bond (GMTN)
4.750%, 03/08/44	20	20

Total Other Government and Agency Obligation (Cost $18)		20

U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 9.9%
Federal Home Loan Mortgage Corporation — 1.2%
4.000%, 10/01/43	90	94
4.000%, 10/01/44	85	90
3.000%, 04/01/32	91	93

		277

See Notes to Financial Statements.

P N C  B a l a n c e d  A l l o c a t i o n  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 7  ( U n a u d i t e d )

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — continued
Federal National Mortgage Association — 7.9%
5.500%, 07/01/33	$2	$3
5.500%, 05/01/35	15	17
5.000%, 08/01/40	104	113
4.500%, 06/01/40	74	80
4.500%, 03/01/41	67	72
4.000%, 03/01/26	18	18
4.000%, 12/01/40	65	68
4.000%, 01/01/41	82	87
3.500%, 01/01/26	69	71
3.500%, 10/01/26	47	48
3.500%, 11/01/29	45	47
3.500%, 03/01/41	77	79
3.500%, 08/01/42	115	118
3.500%, 02/01/43	91	94
3.500%, 08/01/44	130	134
3.500%, 07/01/46	71	73
3.000%, 06/01/28	50	51
3.000%, 11/01/42	133	133
3.000%, 04/01/43	96	97
3.000%, 05/01/43	123	123
2.500%, 11/01/27	94	94
2.500%, 11/01/31	126	125

		1,745

Government National Mortgage Association — 0.8%
4.000%, 09/15/41	65	68
4.000%, 10/20/43	36	38
3.500%, 07/15/42	32	33
3.500%, 12/20/42	43	45

		184

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $2,190)		2,206

U.S. TREASURY OBLIGATIONS — 10.4%
U.S. Treasury Bonds — 3.3%
4.500%, 02/15/36	205	262
3.750%, 08/15/41	265	310
2.500%, 02/15/45	165	154

		726

U.S. Treasury Inflation Indexed Bond — 0.6%
0.125%, 07/15/24	146	143

U.S. Treasury Notes — 6.5%
2.500%, 08/15/23	35	36
2.375%, 08/15/24	20	20
2.250%, 11/15/25	215	213
2.125%, 09/30/21	230	231
2.000%, 02/28/21	170	170
1.750%, 10/31/20	185	184
1.625%, 12/31/19	130	130
1.625%, 08/15/22	435	426
1.625%, 08/31/22	25	24

		1,434

Total U.S. Treasury Obligations (Cost $2,291)		2,303

	Number of Shares	Value (000)
MONEY MARKET FUND — 1.9%
PNC Government Money Market Fund, Class I Shares 0.920%† (C)	415,908	$416

Total Money Market Fund (Cost $416)		416

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned – 100.5% (Cost $18,301)		22,308

SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 0.2%

Affiliated Money Market Fund — 0.2%
PNC Government Money Market Fund, Class I Shares 0.920%† (C)	40,031	40

Money Market Fund — 0.0%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class 0.974% (C)	612	1

Total Short-Term Investments Purchased With Collateral From Securities Loaned (Cost $41)‡		41

TOTAL INVESTMENTS — 100.7% (Cost $18,342)**		22,349

Other Assets & Liabilities – (0.7)%		(147)

TOTAL NET ASSETS — 100.0%		$22,202

* Non-income producing security.

** Aggregate cost for Federal income tax purposes is (000) $18,411.

Gross unrealized appreciation (000)	$4,025
Gross unrealized depreciation (000)	(87)

Net unrealized appreciation (000)	$3,938

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $40 (000).
‡	See Note 9 in Notes to Financial Statements.
(A)	Illiquid Security. Total value of illiquid securities is $1 (000) and represents less than 0.1% of net assets as of November 30, 2017.
(B)	Fixed to floating rate investment. The rate shown is the fixed rate, which is the rate in effect on November 30, 2017, and the date shown is the final maturity date, not the reset date.
(C)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $274 (000) and represents 1.2% of net assets as of November 30, 2017.

Δ

The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Valuation Hierarchy table located at the end of the Schedule of Investments.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2017 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Asset-Backed Securities	$ –	$ 769	$–	$ 769
Commercial Mortgage-Backed Security	–	87	–	87
Common Stocks	7,763	–	1	7,764
Corporate Bonds	–	3,293	–	3,293
Exchange-Traded Funds	1,776	–	–	1,776
Foreign Common Stocks:
Argentina	13	–	–	13
Bermuda	25	–	–	25
Canada	121	–	–	121
Cayman Islands	8	–	–	8
France	75	–	–	75
Ireland	3	–	–	3
Luxembourg	3	–	–	3
Panama	131	–	–	131
Singapore	61	–	–	61
Switzerland	70	–	–	70
United Kingdom	92	–	–	92
Master Limited Partnerships	29	–	–	29
Money Market Fund	416	–	–	416
Municipal Bond	–	55	–	55
Mutual Fund	2,988	–	–	2,988
Other Government and Agency Obligation	–	20	–	20
Short-Term Investments Purchased with Collateral From Securities Loaned	41	–	–	41
U.S. Government Agency Mortgage- Backed Obligations	–	2,206	–	2,206
U.S. Treasury Obligations	–	2,303	–	2,303

Total Assets - Investments in Securities	$13,615	$8,733	$1	$22,349

See Notes to Financial Statements.

P N C  B a l a n c e d   A l l o c a t i o n   F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 7   ( U n a u d i t e d )

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value. As of November 30, 2017, such liabilities are categorized within the valuation hierarchy as follows:

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Liabilities:
Payable for collateral received for loaned securities	$–	$41	$–	$41

Total Liabilities - Collateral Received for Loaned Securities	$–	$41	$–	$41

There were no transfers between Levels during the six-month period ended November 30, 2017.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the six-month period ended November 30, 2017.

See Notes to Financial Statements.

P N C   E m e r g i n g   M a r k e t s   E q u i t y   F u n d

S C H E D U L E  OF  I N V E S T M E N T S

N o v e m b e r   3 0 ,   2 0 1 7   ( U n a u d i t e d )

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — 96.4%
Consumer Discretionary — 10.9%
AmRest Holdings SE (Poland)*	562	$58
CCC SA (Poland)	1,304	89
CVC Brasil Operadora e Agencia de Viagens SA (Brazil)	10,063	138
Gourmet Master (Taiwan)	15,400	195
Hana Tour Service (South Korea)	1,180	116
Hota Industrial Manufacturing (Taiwan)	43,212	191
Loen Entertainment (South Korea)	1,547	154
Naspers, Cl N (South Africa)	545	146
Nokian Renkaat OYJ (Finland)	4,687	205
TAL Education Group, ADR (China)*	5,713	159

		1,451

Consumer Staples — 3.3%
BIM Birlesik Magazalar AS (Turkey)	6,180	114
Jeronimo Martins SGPS SA (Portugal)	5,156	101
M Dias Branco SA (Brazil)	8,610	123
Vietnam Dairy Products JSC (Vietnam)	12,150	100

		438

Energy — 1.0%
Ecopetrol SA, ADR (Colombia)#	11,696	136

Financials — 16.3%
AIA Group (China)	24,400	199
Bank Central Asia Tbk PT (Indonesia)	79,700	120
BGEO Group PLC (Georgia)	2,097	93
China Merchants Bank, Cl H (China)	69,985	276
Equity Group Holdings (Kenya)	164,700	68
Erste Group Bank AG (Austria)*	5,755	252
Grupo Supervielle SA, ADR (Argentina)	6,237	164
HDFC Bank, ADR (India)	2,466	239
OTP Bank PLC (Hungary)	5,222	200
Ping An Insurance Group of China, Cl H (China)	29,444	292
Srisawad PCL (Thailand)	131,001	253

		2,156

Healthcare — 11.1%
CSPC Pharmaceutical Group (China)	76,000	151
Fleury SA (Brazil)	6,640	53
Hypermarcas SA (Brazil)	16,859	169
Medy-Tox (South Korea)	502	216
NMC Health PLC (United Arab Emirates)	6,598	254
Richter Gedeon Nyrt (Hungary)	8,498	220
Samsung Biologics (South Korea)* 144A	673	213
Sino Biopharmaceutical (China)	145,000	191

		1,467

Industrials — 6.6%
Airports of Thailand PCL (Thailand)	85,200	163
Airtac International Group (Taiwan)	14,625	251
Aselsan Elektronik Sanayi Ve Ticaret AS (Turkey)	24,128	205
Blue Bird Tbk PT (Indonesia)	157,604	44
Malaysia Airports Holdings Bhd (Malaysia)	40,800	82
PP Persero Tbk PT (Indonesia)	235,171	45
Wizz Air Holdings PLC (Hungary)* 144A	1,947	88

		878

Information Technology — 37.2%
Alibaba Group Holding, ADR (China)*	4,017	711
Chinasoft International (China)*	261,392	170

	Number of Shares	Value (000)

Largan Precision (Taiwan)	1,004	$173
Mail.Ru Group, GDR (Russia)*	4,500	132
MercadoLibre (Argentina)	558	154
My EG Services Bhd (Malaysia)	296,900	154
NCSoft (South Korea)	455	183
Samsung Electronics (South Korea)	297	699
Samsung SDI (South Korea)	1,608	315
Silergy (Taiwan)	5,000	107
Taiwan Semiconductor Manufacturing (Taiwan)	66,147	500
Tencent Holdings (China)	18,504	947
Weibo, ADR (China)*#	2,925	318
Win Semiconductors (Taiwan)	14,146	152
Yandex NV, Cl A (Russia)*	6,501	215

		4,930

Materials — 2.7%
Randgold Resources, ADR (United Kingdom)	1,230	113
SK Materials (South Korea)	502	85
Vedanta, ADR (India)	9,017	164

		362

Real Estate — 4.4%
Ayala Land (Philippines)	177,500	151
Central Pattana PCL (Thailand)	92,385	228
Emaar Properties PJSC (United Arab Emirates)	56,133	116
Yanlord Land Group (Singapore)	70,100	86

		581

Telecommunication Services — 2.9%
Safaricom (Kenya)	553,500	148
Telekomunikasi Indonesia Persero Tbk PT, ADR (Indonesia)	3,247	101
Turkcell Iletisim Hizmetleri AS, ADR (Turkey)	14,454	138

		387

Total Foreign Common Stocks (Cost $9,677)		12,786

EXCHANGE-TRADED FUND — 1.1%
iShares MSCI Thailand Capped ETF†	1,593	143

Total Exchange-Traded Fund (Cost $125)		143

See Notes to Financial Statements.

P N C  E m e r g i n g  M a r k e t s  E q u i t y  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  30 ,  2 0 1 7  ( U n a u d i t e d )

	Number of Shares	Value (000)
MONEY MARKET FUND — 2.9%
PNC Government Money Market Fund, Class I Shares 0.920%† (A)	386,927	$387

Total Money Market Fund (Cost $387)		387

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned – 100.4% (Cost $10,189)		13,316

SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 1.0%
Affiliated Money Market Fund — 1.0%
PNC Government Money Market Fund, Class I Shares 0.920%† (A)	140,314	140

Money Market Fund — 0.0%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class 0.974% (A)	2,145	2

Total Short-Term Investments Purchased With Collateral From Securities Loaned‡ (Cost $142)		142

TOTAL INVESTMENTS — 101.4% (Cost $10,331)**		13,458

Other Assets & Liabilities – (1.4)%		(192)

TOTAL NET ASSETS — 100.0%		$13,266

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $10,331.

Gross unrealized appreciation (000)	$3,185
Gross unrealized depreciation (000)	(58)

Net unrealized appreciation (000)	$3,127

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $138 (000).
‡	See Note 9 in Notes to Financial Statements.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $301 (000) and represents 2.3% of net assets as of November 30, 2017.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2017 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Exchange-Traded Fund	$ 143	$ –	$–	$ 143
Foreign Common Stocks:
Argentina	318	–	–	318
Austria	–	252	–	252
Brazil	483	–	–	483
China	1,187	2,227	–	3,414
Colombia	136	–	–	136
Finland	–	205	–	205
Georgia	–	93	–	93
Hungary	220	288	–	508
India	403	–	–	403
Indonesia	145	165	–	310
Kenya	216	–	–	216
Malaysia	82	154	–	236
Philippines	–	151	–	151
Poland	58	89	–	147
Portugal	101	–	–	101
Russia	215	132	–	347
Singapore	–	86	–	86
South Africa	–	146	–	146
South Korea	269	1,712	–	1,981
Taiwan	–	1,569	–	1,569
Thailand	–	644	–	644
Turkey	138	319	–	457
United Arab Emirates	–	370	–	370
United Kingdom	113	–	–	113
Vietnam	100	–	–	100
Money Market Fund	387	–	–	387
Short-Term Investments Purchased with Collateral From Securities Loaned	142	–	–	142

Total Assets - Investments in Securities	$4,856	$8,602	$–	$13,458

See Notes to Financial Statements.

P N C  E m e r g i n g  M a r k e t s  E q u i t y  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 7  ( U n a u d i t e d )

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value. As of November 30, 2017, such liabilities are categorized within the valuation hierarchy as follows:

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Liabilities:

Payable for collateral received for loaned securities	$–	$142	$–	$142

Total Liabilities - Collateral Received for Loaned Securities	$–	$142	$–	$142

The Fund held securities valued at $369 (000) as of May 31, 2017 that were transferred from Level 1 to Level 2 of the valuation hierarchy during the six-month period ended November 30, 2017. The common stocks that transferred from Level 1 to Level 2 did so as a result of foreign equities that were being valued based on quoted prices as of May 31, 2017 that are now being fair value adjusted as of November 30, 2017. The value of securities that were transferred to Level 2 as of November 30, 2017 is $413 (000). (See Note 2 in Notes to Financial Statements).

The Fund held securities valued at $564 (000) as of May 31, 2017 that were transferred from Level 2 to Level 1 of the valuation hierarchy during the six-month period ended November 30, 2017. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that were fair value adjusted as of May 31, 2017 that are now being valued based on quoted prices as of November 30, 2017. The value of securities that were transferred to Level 1 as of November 30, 2017 is $613 (000). (See Note 2 in Notes to Financial Statements).

See Notes to Financial Statements.

At November 30, 2017, country diversification of the Fund was as follows:

Country Diversification	% of Net Assets	Value (000)

Foreign Common Stocks
China	25.7%	$ 3,414
South Korea	14.9	1,981
Taiwan	11.8	1,569
Thailand	4.9	644
Hungary	3.8	508
Brazil	3.6	483
Turkey	3.5	457
India	3.0	403
United Arab Emirates	2.8	370
Russia	2.6	347
Argentina	2.4	318
Indonesia	2.3	310
Austria	1.9	252
Malaysia	1.8	236
Kenya	1.6	216
Finland	1.6	205
Philippines	1.1	151
Poland	1.1	147
South Africa	1.1	146
Colombia	1.0	136
United Kingdom	0.9	113
Portugal	0.8	101
Vietnam	0.8	100
Georgia	0.7	93
Singapore	0.7	86
Total Foreign Common Stocks	96.4	12,786
Exchange-Traded Fund	1.1	143
Money Market Fund	2.9	387
Total Investments Before Collateral for Loaned Securities	100.4	13,316
Short-Term Investments Purchased with Collateral From Securities Loaned	1.0	142
Total Investments	101.4	13,458
Other Assets and Liabilities	(1.4)	(192)
Net Assets	100.0%	$13,266

See Notes to Financial Statements.

P N C  I n t e r n a t i o n a l  E q u i t y  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 7  ( U n a u d i t e d )

Number of Shares		Value (000)
FOREIGN COMMON STOCKS — 90.4%
Consumer Discretionary — 14.0%
Barratt Developments PLC (United Kingdom)	83,140	$682
Bellway PLC (United Kingdom)	323,929	15,187
Canada Goose Holdings (Canada)*#	197,454	5,308
Cie Generale des Etablissements Michelin (France)	81,400	11,803
Compass Group PLC (United Kingdom)	291,058	5,903
Dufry AG (Switzerland)*	19,346	2,784
Duni AB (Sweden)	417,000	5,579
Gourmet Master (Taiwan)	593,264	7,509
Hyundai Mobis (South Korea)	38,500	9,676
Industria de Diseno Textil SA (Spain)	141,654	5,011
IPSOS (France)	109,172	3,944
Just Eat PLC (United Kingdom)*	769,493	8,306
Kia Motors (South Korea)	314,900	9,754
Lululemon Athletica (Canada)*	92,473	6,192
LVMH Moet Hennessy Louis Vuitton SE (France)	25,260	7,359
Magna International (Canada)	237,125	13,301
Sony, ADR (Japan)	351,910	16,469
TAL Education Group, ADR (China)*	258,627	7,211
Taylor Wimpey PLC (United Kingdom)	5,085,632	13,454
Vapiano SE (Germany)*# 144A	75,718	2,028
XXL ASA (Norway) 144A	469,907	4,730
Zalando SE (Germany)* 144A	129,590	6,636
zooplus AG (Germany)*#	15,204	2,619

		171,445

Consumer Staples — 6.4%
Anheuser-Busch InBev SA (Belgium)	45,813	5,248
Asahi Group Holdings (Japan)	282,900	14,375
Danone SA (France)	109,359	9,235
Davide Campari-Milano SpA (Italy)	733,243	5,706
Greencore Group PLC (Ireland)	3,823,081	10,875
Kao (Japan)	93,641	6,208
M Dias Branco SA (Brazil)	183,660	2,626
Nestle SA (Switzerland)	110,963	9,493
Reckitt Benckiser Group PLC (United Kingdom)	77,491	6,802
Treasury Wine Estates (Australia)	620,478	7,441

		78,009

Energy — 1.6%
Sasol (South Africa)	384,550	12,078
WorleyParsons (Australia)*	624,560	7,142

		19,220

Financials — 16.2%
AIA Group (China)	1,197,267	9,755
Bancolombia SA, ADR (Colombia)	256,900	9,919
Burford Capital (United Kingdom)	349,170	5,818
Cerved Information Solutions SpA (Italy)	311,800	3,860
Danske Bank A/S (Denmark)	154,803	5,779
DNB ASA (Norway)	677,544	12,342
Equity Group Holdings (Kenya)	7,673,713	3,179
Erste Group Bank AG (Austria)*	149,673	6,551
Hannover Rueck SE (Germany)	88,200	11,609
HDFC Bank, ADR (India)	115,186	11,185
Muenchener Rueckversicherungs AG (Germany)	51,600	11,499
Nihon M&A Center (Japan)	150,165	7,533
Ping An Insurance Group of China, Cl H (China)	1,294,087	12,841
Popular (Puerto Rico)	272,400	9,632
Sberbank of Russia, ADR (Russia)	467,600	7,753

	Number of Shares	Value (000)

Siam Commercial Bank PCL (Thailand)	2,484,400	$11,628
SpareBank 1 SR Bank ASA (Norway)	1,267,853	13,258
Srisawad PCL (Thailand)	4,704,847	9,075
Standard Chartered PLC (United Kingdom)*	1,171,318	11,686
Svenska Handelsbanken AB, Cl A (Sweden)	755,800	10,340
United Overseas Bank (Singapore)#	659,780	12,850

		198,092

Healthcare — 7.7%
Ambu A/S, Cl B (Denmark)	39,691	3,330
Bayer AG (Germany)	48,780	6,226
Clinigen Group PLC (United Kingdom)	448,602	6,158
CYBERDYNE (Japan)*#	197,570	2,628
GN Store Nord A/S (Denmark)	146,280	4,601
Grifols SA (Spain)	285,974	8,340
Hypermarcas SA (Brazil)	609,426	6,116
ICON PLC (Ireland)*	61,019	7,128
M3 (Japan)	170,856	5,657
Medy-Tox (South Korea)	12,016	5,164
NMC Health PLC (United Arab Emirates)	195,358	7,534
Novartis AG (Switzerland)	131,566	11,288
Roche Holding AG (Switzerland)	13,309	3,363
Shire PLC, ADR (United Kingdom)	36,621	5,447
Sysmex (Japan)	79,498	6,048
Teva Pharmaceutical Industries, ADR (Israel)	78,130	1,158
Vitrolife AB (Sweden)	50,978	3,853

		94,039

Industrials — 10.3%
ANDRITZ AG (Austria)	182,600	10,214
Ashtead Group PLC (United Kingdom)	350,234	9,000
BBA Aviation PLC (United Kingdom)	2,150,025	9,690
Canadian National Railway (Canada)	68,854	5,369
dormakaba Holding AG (Switzerland)*	5,746	5,447
en-japan (Japan)	171,050	7,741
Hexagon AB, Cl B (Sweden)	114,011	5,606
Kingspan Group PLC (Ireland)	99,764	4,085
Kone OYJ, Cl B (Finland)	230,700	11,873
Loomis AB, Cl B (Sweden)	258,831	10,667
Nidec (Japan)	93,032	12,709
Rational AG (Germany)	6,979	4,573
Siemens AG (Germany)	17,742	2,412
SMC (Japan)	20,692	8,427
TREVI Finanziaria Industriale SpA (Italy)*#	1,719,170	713
Vinci SA (France)	138,600	14,159
Wizz Air Holdings PLC (Hungary)* 144A	93,805	4,250

		126,935

Information Technology — 16.3%
Alibaba Group Holding, ADR (China)*	89,700	15,884
ams AG (Austria)*	45,053	4,392
ASML Holding NV (Netherlands)	64,659	11,349
Broadcom (Singapore)	21,347	5,933
Dassault Systemes SA (France)	29,349	3,153
Infosys, ADR (India)	727,460	11,319
Keyence (Japan)	16,148	9,396
LINE, ADR (Japan)*#	221,863	9,502
MercadoLibre (Argentina)	19,481	5,360
Mixi (Japan)	150,800	7,024
NCSoft (South Korea)	19,109	7,703
Nexon (Japan)*	454,700	13,147
Nintendo, ADR (Japan)	158,726	8,092

See Notes to Financial Statements.

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — continued
Information Technology — continued
NXP Semiconductors NV (Netherlands)*	67,211	$7,621
Samsung Electronics (South Korea)	6,461	15,206
SAP SE, ADR (Germany)	76,299	8,648
SK Hynix (South Korea)	83,000	5,916
STMicroelectronics NV (Netherlands)	191,173	4,324
Temenos Group AG (Switzerland)*	51,397	6,352
Tencent Holdings (China)	425,691	21,796
Venture (Singapore)	327,258	5,107
Wirecard AG (Germany)	116,451	12,438

		199,662

Materials — 10.4%
Agnico Eagle Mines (Canada)	166,842	7,293
BASF SE (Germany)	118,400	13,277
BHP Billiton PLC, ADR (United Kingdom)	326,400	11,871
CRH PLC, ADR (Ireland)	187,390	6,495
Imerys SA (France)	121,152	11,099
LANXESS AG (Germany)	148,400	11,281
Linde AG (Germany)*	54,900	12,741
Methanex (Canada)	241,100	12,850
Randgold Resources, ADR (United Kingdom)#	29,906	2,744
Solvay SA (Belgium)	79,812	11,234
Symrise AG (Germany)	161,030	13,690
Yara International ASA (Norway)	285,400	12,685

		127,260

Real Estate — 1.7%
Central Pattana PCL (Thailand)	1,971,100	4,858
Deutsche Wohnen SE (Germany)	68,921	3,050
Grand City Properties SA (Luxembourg)	109,143	2,496
VIB Vermoegen AG (Germany)	142,696	3,644
Yanlord Land Group (Singapore)	5,869,408	7,238

		21,286

Telecommunication Services — 4.9%
Deutsche Telekom AG (Germany)	615,493	10,992
Freenet AG (Germany)	337,819	12,816
KDDI (Japan)	425,700	12,148
LG Uplus (South Korea)	616,800	7,877
Safaricom (Kenya)	25,408,585	6,771
SoftBank Group (Japan)	77,776	6,602
Telekomunikasi Indonesia Persero Tbk PT, ADR (Indonesia)	112,223	3,488

		60,694

Utilities — 0.9%
Kansai Electric Power (Japan)	848,500	11,244

		11,244

Total Foreign Common Stocks (Cost $858,384)		1,107,886

EXCHANGE-TRADED FUND — 0.7%
iShares STOXX Europe 600 Banks UCITS ETF DE†	413,284	8,871

Total Exchange-Traded Fund (Cost $7,847)		8,871

	Number of Shares	Value (000)
MONEY MARKET FUND — 8.6%
PNC Government Money Market Fund, Class I Shares 0.920%† (A) (B)	105,812,686	$105,813

Total Money Market Fund (Cost $105,813)		105,813

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned – 99.7% (Cost $972,044)		1,222,570

SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 1.8%
Affiliated Money Market Fund — 1.8%
PNC Government Money Market Fund, Class I Shares 0.920%† (A)	21,923,506	21,924

Money Market Fund — 0.0%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class 0.974% (A)	335,124	335

Total Short-Term Investments Purchased With Collateral From Securities Loaned (Cost $22,259)‡		22,259

TOTAL INVESTMENTS — 101.5% (Cost $994,303)**		1,244,829

Other Assets & Liabilities – (1.5)%		(18,826)

TOTAL NET ASSETS — 100.0%		$1,226,003

*	Non-income producing security.
**	Aggregate cost of investments and derivatives for Federal income tax purposes is (000) $994,384.

Gross unrealized appreciation of investments and derivatives (000)	$279,339
Gross unrealized depreciation of investments and derivatives (000)	(27,181)

Net unrealized appreciation of investments and derivatives (000)	$252,158

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $21,636 (000).
‡	See Note 9 in Notes to Financial Statements.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
(B)	All or a portion of the security has been segregated on the Fund’s books and records for open futures contracts.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $17,644 (000) and represents 1.4% of net assets as of November 30, 2017.

See Notes to Financial Statements.

P N C  I n t e r n a t i o n a l  E q u i t y  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 7  ( U n a u d i t e d )

Futures Contracts:
Description	Number of Contracts	Notional Cost (000)	Notional Amount (000)	Expiration Date	Value/Unrealized Appreciation (000)	Value/Unrealized Depreciation (000)

NIKKEI 225	54	$9,527	$10,920	12/07/17	$1,713	$–

Cash in the amount of $318,260 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in the amount of $10,474,487 have been segregated on the Fund’s books and records.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2017 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Other Significant Unobservable Inputs (000)	Total Value (000)

Assets:
Exchange-Traded Fund	$ –	$ 8,871	$–	$ 8,871
Foreign Common Stocks:

Argentina	5,360	–	–	5,360

Australia	–	14,583	–	14,583

Austria	–	21,157	–	21,157

Belgium	–	16,482	–	16,482

Brazil	8,742	–	–	8,742

Canada	50,313	–	–	50,313

China	23,095	44,392	–	67,487

Colombia	9,919	–	–	9,919

Denmark	–	13,710	–	13,710

Finland	11,873	–	–	11,873

France	3,944	56,808	–	60,752

Germany	16,939	133,240	–	150,179

Hungary	–	4,250	–	4,250

India	22,504	–	–	22,504

Indonesia	3,488	–	–	3,488

Ireland	17,708	10,875	–	28,583

Israel	1,158	–	–	1,158

Italy	3,860	6,419	–	10,279

Japan	34,062	130,888	–	164,950

Kenya	9,950	–	–	9,950

Luxembourg	–	2,496	–	2,496

Netherlands	23,294	–	–	23,294

Norway	17,989	25,026	–	43,015

Puerto Rico	9,632	–	–	9,632

Russia	7,753	–	–	7,753

Singapore	5,933	25,195	–	31,128

South Africa	–	12,078	–	12,078

South Korea	9,677	51,619	–	61,296

Spain	–	13,351	–	13,351

Sweden	16,246	19,799	–	36,045

Switzerland	–	38,727	–	38,727

Taiwan	–	7,509	–	7,509

Thailand	–	25,561	–	25,561

United Arab Emirates	–	7,534	–	7,534

United Kingdom	32,039	80,709	–	112,748

See Notes to Financial Statements.

P N C  I n t e r n a t i o n a l  E q u i t y  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 7  ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2017 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Other Significant Unobservable Inputs (000)	Total Value (000)
Money Market Fund	$105,813	$–	$–	$105,813
Short-Term Investments Purchased with Collateral From Securities Loaned	22,259	–	–	22,259

Total Assets - Investments in Securities	$473,550	$771,279	$–	$1,244,829

Assets:

Other Financial Instruments

Futures Contract	$1,713	$–	$–	$1,713

Total Assets - Other Financial Instruments	$1,713	$–	$–	$1,713

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value. As of November 30, 2017, such liabilities are categorized within the valuation hierarchy as follows:
	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Liabilities:

Payable for collateral received for loaned securities	$–	$22,259	$–	$22,259

Total Liabilities - Collateral Received for Loaned Securities	$–	$22,259	$–	$22,259

The Fund held securities valued at $17,053 (000) as of May 31, 2017 that were transferred from Level 1 to Level 2 of the valuation hierarchy during the six-month period ended November 30, 2017. The common stocks that transferred from Level 1 to Level 2 did so as a result of foreign equities that were being valued based on quoted prices as of May 31, 2017 that are now being fair value adjusted as of November 30, 2017. The value of securities that were transferred to Level 2 as of November 30, 2017 is $18,077 (000). (See Note 2 in Notes to Financial Statements).

The Fund held securities valued at $37,873 (000) as of May 31, 2017 that were transferred from Level 2 to Level 1 of the valuation hierarchy during the six-month period ended November 30, 2017. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that were fair value adjusted as of May 31, 2017 that are now being valued based on quoted prices as of November 30, 2017. The value of securities that were transferred to Level 1 as of November 30, 2017 is $41,500 (000). (See Note 2 in Notes to Financial Statements).

See Notes to Financial Statements.

At November 30, 2017, country diversification of the Fund was as follows:

Country Diversification	% of Net Assets	Value (000)

Foreign Common Stocks
Japan	13.5%	$ 164,950
Germany	12.3	150,179
United Kingdom	9.2	112,748
China	5.5	67,487
South Korea	5.0	61,296
France	5.0	60,752
Canada	4.1	50,313
Norway	3.5	43,015
Switzerland	3.2	38,727
Sweden	3.0	36,045
Singapore	2.5	31,128
Ireland	2.3	28,583
Thailand	2.1	25,561
Netherlands	1.9	23,294
India	1.8	22,504
Austria	1.7	21,157
Belgium	1.3	16,482
Australia	1.2	14,583
Denmark	1.1	13,710
Spain	1.1	13,351
South Africa	1.0	12,078
Finland	1.0	11,873
Italy	0.8	10,279
Kenya	0.8	9,950
Colombia	0.8	9,919
Puerto Rico	0.8	9,632
Brazil	0.7	8,742
Russia	0.6	7,753
United Arab Emirates	0.6	7,534
Taiwan	0.6	7,509
Argentina	0.4	5,360
Hungary	0.4	4,250
Indonesia	0.3	3,488
Luxembourg	0.2	2,496
Israel	0.1	1,158

Total Foreign Common Stocks	90.4	1,107,886
Exchange-Traded Fund	0.7	8,871
Money Market Fund	8.6	105,813

Total Investments Before Collateral for Loaned Securities	99.7	1,222,570
Short-Term Investments Purchased with Collateral for Loaned Securities	1.8	22,259

Total Investments	101.5	1,244,829
Other Assets and Liabilities	(1.5)	(18,826)

Net Assets	100.0%	$1,226,003

See Notes to Financial Statements.

P N C  I n t e r n a t i o n a l  G r o w t h  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 17   ( U n a u d i t e d )

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — 93.5%
Consumer Discretionary — 14.5%
Canada Goose Holdings (Canada)*#	2,372	$64
Compass Group PLC (United Kingdom)	3,391	69
Dufry AG (Switzerland)*	244	35
Gourmet Master (Taiwan)	6,744	85
Industria de Diseno Textil SA (Spain)	1,741	62
Just Eat PLC (United Kingdom)*	9,269	100
Lululemon Athletica (Canada)*	1,139	76
LVMH Moet Hennessy Louis Vuitton SE (France)	320	93
Sony, ADR (Japan)	4,223	198
TAL Education Group, ADR (China)*	3,099	86
Vapiano SE (Germany)* 144A	929	25
XXL ASA (Norway) 144A	5,689	57
Zalando SE (Germany)* 144A	1,629	83
zooplus AG (Germany)*	194	34

		1,067

Consumer Staples — 8.7%
Anheuser-Busch InBev SA (Belgium)	568	65
Danone SA (France)	1,295	109
Davide Campari-Milano SpA (Italy)	9,473	74
Kao (Japan)	1,125	75
M Dias Branco SA (Brazil)	2,058	29
Nestle SA (Switzerland)	1,367	117
Reckitt Benckiser Group PLC (United Kingdom)	927	81
Treasury Wine Estates (Australia)	7,467	90

		640

Financials — 12.2%
AIA Group (China)	13,818	113
Burford Capital (United Kingdom)	4,166	69
Cerved Information Solutions SpA (Italy)	4,156	51
Danske Bank A/S (Denmark)	1,929	72
Equity Group Holdings (Kenya)	89,065	37
Erste Group Bank AG (Austria)*	1,812	79
HDFC Bank, ADR (India)	1,325	129
Nihon M&A Center (Japan)	1,768	89
Ping An Insurance Group of China, Cl H (China)	15,022	149
Srisawad PCL (Thailand)	58,888	114

		902

Healthcare — 13.5%
Ambu A/S, Cl B (Denmark)	477	40
Bayer AG (Germany)	593	76
Clinigen Group PLC (United Kingdom)	5,512	76
CYBERDYNE (Japan)*	2,392	32
GN Store Nord A/S (Denmark)	2,063	65
Grifols SA (Spain)	3,517	103
Hypermarcas SA (Brazil)	7,322	74
ICON PLC (Ireland)*	754	88
M3 (Japan)	1,969	65
Medy-Tox (South Korea)	146	63
NMC Health PLC (United Arab Emirates)	2,442	94
Roche Holding AG (Switzerland)	164	41
Shire PLC, ADR (United Kingdom)	418	62
Sysmex (Japan)	963	73
Vitrolife AB (Sweden)	610	46

		998

	Number of Shares	Value (000)

Industrials — 11.5%
Ashtead Group PLC (United Kingdom)	4,058	$104
Canadian National Railway (Canada)	812	63
dormakaba Holding AG (Switzerland)*	71	67
en-japan (Japan)	2,042	93
Hexagon AB, Cl B (Sweden)	1,480	73
Kingspan Group PLC (Ireland)	1,240	51
Nidec (Japan)	1,132	155
Rational AG (Germany)	84	55
Siemens AG (Germany)	236	32
SMC (Japan)	256	104
Wizz Air Holdings PLC (Hungary)* 144A	1,127	51

		848

Information Technology — 24.1%
Alibaba Group Holding, ADR (China)*	1,075	190
ams AG (Austria)*	544	53
ASML Holding NV (Netherlands)	775	136
Broadcom (Singapore)	256	71
Dassault Systemes SA (France)	423	45
Keyence (Japan)	184	107
LINE, ADR (Japan)*	2,697	116
MercadoLibre (Argentina)	234	64
NCSoft (South Korea)	219	88
Nintendo, ADR (Japan)	1,929	98
NXP Semiconductors NV (Netherlands)*	861	98
SAP SE, ADR (Germany)	954	108
STMicroelectronics NV (Netherlands)	2,307	52
Temenos Group AG (Switzerland)*	694	86
Tencent Holdings (China)	4,819	247
Venture (Singapore)	4,010	63
Wirecard AG (Germany)	1,494	160

		1,782

Materials — 2.8%
Agnico Eagle Mines (Canada)	2,045	89
CRH PLC, ADR (Ireland)	2,303	80
Randgold Resources, ADR (United Kingdom)#	380	35

		204

Real Estate — 3.5%
Central Pattana PCL (Thailand)	24,100	59
Deutsche Wohnen SE (Germany)	867	38
Grand City Properties SA (Luxembourg)	1,319	30
VIB Vermoegen AG (Germany)	1,780	46
Yanlord Land Group (Singapore)	70,414	87

		260

Telecommunication Services — 2.7%
Safaricom (Kenya)	299,258	80
SoftBank Group (Japan)	933	79
Telekomunikasi Indonesia Persero Tbk PT, ADR (Indonesia)	1,382	43

		202

Total Foreign Common Stocks (Cost $4,899)		6,903

See Notes to Financial Statements.

	Number of Shares	Value (000)
EXCHANGE-TRADED FUNDS — 2.9%
iShares MSCI Japan ETF†	1,839	$110
iShares STOXX Europe 600 Banks UCITS ETF DE†	4,947	106

Total Exchange-Traded Funds (Cost $189)		216

MONEY MARKET FUND — 4.8%
PNC Government Money Market Fund, Class I Shares 0.920%† (A)	352,708	353

Total Money Market Fund (Cost $353)		353

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned – 101.2% (Cost $5,441)		7,472

SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 1.1%
Affiliated Money Market Fund — 1.1%
PNC Government Money Market Fund, Class I Shares 0.920%† (A)	81,793	82

Money Market Fund — 0.0%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class 0.974% (A)	1,250	1

Total Short-Term Investments Purchased With Collateral From Securities Loaned (Cost $83)‡		83

TOTAL INVESTMENTS — 102.3% (Cost $5,524)**		7,555

Other Assets & Liabilities – (2.3)%		(168)

TOTAL NET ASSETS — 100.0%		$7,387

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $5,526.

Gross unrealized appreciation (000)	$2,048
Gross unrealized depreciation (000)	(19)

Net unrealized appreciation (000)	$2,029

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $81 (000).
‡	See Note 9 in Notes to Financial Statements.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $216 (000) and represents 2.9% of net assets as of November 30, 2017.

See Notes to Financial Statements.

P N C  I n t e r n a t i o n a l  G r o w t h  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 7  ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2017 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:
Exchange-Traded Funds	$110	$106	$–	$216
Foreign Common Stocks:
Argentina	64	–	–	64
Australia	–	90	–	90
Austria	–	132	–	132
Belgium	–	65	–	65
Brazil	103	–	–	103
Canada	292	–	–	292
China	277	508	–	785
Denmark	–	177	–	177
France	–	247	–	247
Germany	212	445	–	657
Hungary	–	51	–	51
India	129	–	–	129
Indonesia	43	–	–	43
Ireland	219	–	–	219
Italy	51	74	–	125
Japan	412	872	–	1,284
Kenya	117	–	–	117
Luxembourg	–	30	–	30
Netherlands	286	–	–	286
Norway	57	–	–	57
Singapore	71	150	–	221
South Korea	–	151	–	151
Spain	–	165	–	165
Sweden	–	119	–	119
Switzerland	–	346	–	346
Taiwan	–	85	–	85
Thailand	–	173	–	173
United Arab Emirates	–	94	–	94
United Kingdom	242	354	–	596

Money Market Fund	353	–	–	353

Short-Term Investments Purchased with Collateral From Securities Loaned	83	–	–	83

Total Assets - Investments in Securities	$3,121	$4,434	$–	$7,555

See Notes to Financial Statements.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value. As of November 30, 2017, such liabilities are categorized within the valuation hierarchy as follows:

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Liabilities:

Payable for collateral received for loaned securities	$–	$83	$–	$83

Total Liabilities - Collateral Received for Loaned Securities	$–	$83	$–	$83

The Fund held securities valued at $207 (000) as of May 31, 2017 that were transferred from Level 1 to Level 2 of the valuation hierarchy during the six-month period ended November 30, 2017. The common stocks that transferred from Level 1 to Level 2 did so as a result of foreign equities that were being valued based on quoted prices as of May 31, 2017 that are now being fair value adjusted as of November 30, 2017. The value of securities that were transferred to Level 2 as of November 30, 2017 is $212 (000). (See Note 2 in Notes to Financial Statements).

The Fund held securities valued at $228 (000) as of May 31, 2017 that were transferred from Level 2 to Level 1 of the valuation hierarchy during the six-month period ended November 30, 2017. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that were fair value adjusted as of May 31, 2017 that are now being valued based on quoted prices as of November 30, 2017. The value of securities that were transferred to Level 1 as of November 30, 2017 is $245 (000). (See Note 2 in Notes to Financial Statements).

See Notes to Financial Statements.

P N C  I n t e r n a t i o n a l  G r o w t h  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 7  ( U n a u d i t e d )

At November 30, 2017, country diversification of the Fund was as follows:

Country Diversification	% of Net Assets	Value (000)

Foreign Common Stocks
Japan	17.4%	$1,284
China	10.6	785
Germany	8.9	657
United Kingdom	8.1	596
Switzerland	4.7	346
Canada	4.0	292
Netherlands	3.9	286
France	3.3	247
Singapore	3.0	221
Ireland	3.0	219
Denmark	2.4	177
Thailand	2.3	173
Spain	2.2	165
South Korea	2.0	151
Austria	1.8	132
India	1.7	129
Italy	1.7	125
Sweden	1.6	119
Kenya	1.6	117
Brazil	1.4	103
United Arab Emirates	1.3	94
Australia	1.2	90
Taiwan	1.1	85
Belgium	0.9	65
Argentina	0.9	64
Norway	0.8	57
Hungary	0.7	51
Indonesia	0.6	43
Luxembourg	0.4	30

Total Foreign Common Stocks	93.5	6,903
Exchange-Traded Funds	2.9	216
Money Market Fund	4.8	353

Total Investments Before Collateral for Loaned Securities	101.2	7,472
Short-Term Investments Purchased with Collateral From Securities Loaned	1.1	83

Total Investments	102.3	7,555
Other Assets and Liabilities	(2.3)	(168)

Net Assets	100.0%	$7,387

See Notes to Financial Statements.

P N C  M u l t i - F a c t o r  A l l  C a p  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 7  ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 92.1%
Consumer Discretionary — 25.6%
Aaron’s	1,112	$42
AMC Networks, Cl A*	798	41
American Axle & Manufacturing Holdings*	2,745	49
American Eagle Outfitters	3,560	57
Aptiv PLC (Jersey)	467	49
Asbury Automotive Group*	794	52
Best Buy	821	49
Big Lots	909	54
BorgWarner	934	52
Boyd Gaming	1,797	57
Burlington Stores*	523	56
Caleres	1,570	51
CarMax*	613	42
Carnival (Panama)	725	47
Carter’s	514	56
Children’s Place	411	55
Columbia Sportswear	775	54
Comcast, Cl A	1,230	46
Cooper-Standard Holding*	420	53
Cracker Barrel Old Country Store	306	48
Dave & Buster’s Entertainment*	991	53
Fiat Chrysler Automobiles NV (Netherlands)	2,775	47
General Motors	1,197	52
Gentex	2,372	49
Gray Television*	3,074	44
Hanesbrands	2,056	43
Lear	286	52
LGI Homes*	967	68
Lithia Motors, Cl A	417	49
Magna International (Canada)	873	49
MGM Resorts International	1,564	53
Michaels*	2,192	47
Mohawk Industries*	188	53
Monarch Casino & Resort*	1,180	55
Norwegian Cruise Line Holdings (Bermuda)*	880	48
Ollie’s Bargain Outlet Holdings*	1,089	52
Omnicom Group	631	45
Party City Holdco*#	3,755	52
Penske Automotive Group	1,055	51
Royal Caribbean Cruises (Liberia)	401	50
Ruth’s Hospitality Group	2,220	48
Sally Beauty Holdings*	2,473	42
Scripps Networks Interactive, Cl A	570	47
Signet Jewelers (Bermuda)	741	39
Steven Madden*	1,119	48
Tenneco	763	45
Thor Industries	374	57
Time Warner	453	41
Toll Brothers	1,128	57
TopBuild*	728	50
Wyndham Worldwide	467	52

		2,548

Consumer Staples — 3.6%
Constellation Brands, Cl A	244	53
CVS Health	618	47
Ingredion	386	54
Nomad Foods (Virgin Islands)*	3,251	53
Pinnacle Foods	859	50
Post Holdings*	566	45

	Number of Shares	Value (000)

Tyson Foods, Cl A	664	$55

		357

Energy — 0.5%
Ship Finance International (Bermuda)#	3,325	52

Financials — 18.3%
AGNC Investment REIT	2,232	44
Annaly Capital Management REIT	3,937	46
BNY Mellon	923	50
BofI Holding*#	1,759	49
Brookline Bancorp	3,105	50
Cathay General Bancorp	1,192	52
Citizens Financial Group	1,342	55
CNO Financial Group	2,066	52
Credit Acceptance*#	178	54
E*TRADE Financial*	1,103	53
Eagle Bancorp*	736	49
Essent Group (Bermuda)*	1,168	52
Evercore, Cl A	618	54
Federated Investors, Cl B	1,616	54
First Busey	1,571	50
First Financial Bancorp	1,809	51
Health Insurance Innovations, Cl A*#	3,243	76
Heritage Financial	1,679	55
Houlihan Lokey	1,214	54
LegacyTexas Financial Group	1,199	50
Popular (Puerto Rico)	1,390	49
Principal Financial Group	769	54
QCR Holdings	1,062	48
Reinsurance Group of America	332	54
Royal Bank of Canada (Canada)	647	51
S&P Global	299	49
Sterling Bancorp	1,960	50
Sun Life Financial (Canada)	1,212	48
Torchmark	627	56
Toronto-Dominion Bank (Canada)	870	49
TriCo Bancshares	1,179	50
Triumph Bancorp*	1,566	52
Unum Group	910	51
Western Alliance Bancorp*	920	53
Wintrust Financial	640	54

		1,818

Healthcare — 6.3%
AbbVie	524	51
Aetna	302	54
Amgen	252	44
AMN Healthcare Services*	1,042	52
Biogen*	151	49
Bioverativ*	818	41
Centene*	485	49
ICON PLC (Ireland)*	411	48
Masimo*	542	48
Medpace Holdings*	1,459	49
OraSure Technologies*	2,167	36
Supernus Pharmaceuticals*	1,164	44
WellCare Health Plans*	271	58

		623

Industrials — 11.5%
AerCap Holdings NV (Netherlands)*	912	47

See Notes to Financial Statements.

P N C  M u l t i - F a c t o r  A l l  C a p  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 17   ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — continued
Industrials — continued
Air Lease	1,140	$49
Atkore International Group*	2,411	51
Barnes Group	662	44
Boeing	183	51
Cintas	321	51
EMCOR Group	711	57
Fortune Brands Home & Security	736	50
GMS*	1,388	52
Hawaiian Holdings	1,274	55
Huntington Ingalls Industries	208	50
ICF International*	892	48
Ingersoll-Rand PLC (Ireland)	521	46
Insperity	527	62
ManpowerGroup	411	53
Owens Corning	606	54
Patrick Industries*	593	60
Spirit AeroSystems Holdings, Cl A	600	51
Sunrun*	8,391	47
Triton International Ltd (Bermuda)*	1,400	55
United Rentals*	332	53
Waste Management	640	53

		1,139

Information Technology — 19.4%
Accenture PLC, Cl A (Ireland)	345	51
Adobe Systems*	313	57
Advanced Energy Industries*	593	45
Alphabet, Cl C*	49	50
Apple	305	52
Applied Materials	917	48
Applied Optoelectronics*	841	37
Belden	589	50
Check Point Software Technologies (Israel)*	408	43
Cirrus Logic*	877	48
Citrix Systems*	651	57
Cognizant Technology Solutions, Cl A	642	46
CoreLogic*	1,044	46
Facebook, Cl A*	291	52
First Data, Cl A*	2,599	43
Genpact (Bermuda)	1,660	54
II-VI*	1,148	54
Infosys, ADR (India)	3,297	51
Intel	1,279	57
IPG Photonics*	253	58
Jabil	1,634	47
Juniper Networks	1,679	47
Lam Research	256	49
Leidos Holdings	823	52
Micron Technology*	1,223	52
Momo, ADR (Cayman Islands)*	1,513	36
Motorola Solutions	555	52
Oclaro*#	5,614	40
ON Semiconductor*	2,525	51
Orbotech (Israel)*	1,150	58
Rudolph Technologies*	1,784	43
Skyworks Solutions	460	48
SMART Global Holdings (Cayman Islands)*	1,809	54
SolarEdge Technologies*	1,631	59
TE Connectivity (Switzerland)	578	55
Texas Instruments	520	51
Travelport Worldwide (Bermuda)	3,115	42

	Number of Shares	Value (000)

VeriSign*	448	$52
Yirendai, ADR (Cayman Islands)*	1,136	45

		1,932

Materials — 5.4%
Avery Dennison	467	53
Berry Global Group*	823	49
Crown Holdings*	778	46
Louisiana-Pacific*	1,802	50
Norbord (Canada)	1,234	43
Orion Engineered Carbons SA (Luxembourg)	2,091	51
Teck Resources, Cl B (Canada)	2,206	51
Ternium SA, ADR (Luxembourg)	1,550	44
Trinseo SA (Luxembourg)	740	55
Vale SA, ADR (Brazil)	4,816	52
Warrior Met Coal	1,989	44

		538

Real Estate — 1.0%
CBRE Group, Cl A*	1,230	53
Realogy Holdings	1,467	41

		94

Utilities — 0.5%
Ameren	843	54

Total Common Stocks (Cost $8,337)		9,155

MASTER LIMITED PARTNERSHIPS — 5.3%
Energy — 5.3%
Antero Midstream Partners LP	1,513	42
Boardwalk Pipeline Partners LP	3,205	43
Cone Midstream Partners LP#	2,938	50
Energy Transfer Equity LP	2,671	43
EQT Midstream Partners LP	664	45
KNOT Offshore Partners LP (Marshall Islands)	2,068	42
Martin Midstream Partners LP#	3,031	41
Noble Midstream Partners LP	922	46
Phillips 66 Partners LP	919	43
Tallgrass Energy Partners LP#	1,015	44
TC PipeLines LP#	917	47
Valero Energy Partners LP	1,096	45

		531

Total Master Limited Partnerships (Cost $582)		531

See Notes to Financial Statements.

	Number of Shares	Value (000)
EXCHANGE-TRADED FUND — 1.2%
iShares Russell 3000 ETF†	743	$117

Total Exchange-Traded Fund (Cost $113)		117

MONEY MARKET FUND — 1.4%
PNC Government Money Market Fund, Class I Shares 0.920%† (A)	142,549	143

Total Money Market Fund (Cost $143)		143

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned – 100.0% (Cost $9,175)		9,946

SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 3.0%
Affiliated Money Market Fund — 2.9%
PNC Government Money Market Fund, Class I Shares 0.920%† (A)	290,005	290

Money Market Fund — 0.1%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class 0.974% (A)	4,433	4

Total Short-Term Investments Purchased With Collateral From Securities Loaned (Cost $294)‡		294

TOTAL INVESTMENTS — 103.0% (Cost $9,469)**		10,240

Other Assets & Liabilities – (3.0)%		(298)

TOTAL NET ASSETS — 100.0%		$9,942

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $9,470.

Gross unrealized appreciation (000)	$971
Gross unrealized depreciation (000)	(201)

Net unrealized appreciation (000)	$770

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $293 (000).
‡	See Note 9 in Notes to Financial Statements.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Financial Statements.

P N C  M u l t i - F a c t o r  A l l  C a p  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 7 ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2017 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:
Common Stocks	$9,155	$–	$–	$9,155

Exchange-Traded Fund	117	–	–	117

Master Limited Partnerships	531	–	–	531

Money Market Fund	143	–	–	143

Short-Term Investments Purchased With Collateral From Securities Loaned	294	–	–	294

Total Assets - Investments in Securities	$10,240	$–	$–	$10,240

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value. As of November 30, 2017, such liabilities are categorized within the valuation hierarchy as follows:
	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Liabilities:

Payable for collateral received for loaned securities	$–	$294	$–	$294

Total Liabilities - Collateral Received for Loaned Securities	$–	$294	$–	$294

There were no transfers between Levels during the six-month period ended November 30, 2017.

See Notes to Financial Statements.

P N C  M u l t i - F a c t o r  L a r g e  C a p  G r o w t h  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 7 ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 96.4%
Consumer Discretionary — 21.3%
AMC Networks, Cl A*	3,158	$163
Aptiv PLC (Jersey)	12,757	1,335
Burlington Stores*	1,855	197
CarMax*	8,044	554
Carter’s	1,904	206
Comcast, Cl A	44,471	1,670
D.R. Horton	15,570	794
Dollar General	15,488	1,364
Dollar Tree*	14,599	1,500
Gentex	9,437	193
Hanesbrands	15,611	326
Hasbro	6,241	581
Home Depot	10,321	1,856
Lear	3,504	634
LKQ*	17,101	674
Marriott International, Cl A	11,310	1,436
MGM Resorts International	18,767	640
Michael Kors Holdings (Virgin Islands)*	8,325	487
Michaels*	8,374	181
Mohawk Industries*	2,447	692
NVR*	145	504
Omnicom Group	8,516	609
O’Reilly Automotive*	2,807	663
Ross Stores	19,489	1,482
Sally Beauty Holdings*	9,319	159
Scripps Networks Interactive, Cl A	4,598	376
Thor Industries	3,205	492
Toll Brothers	4,099	206
Vail Resorts	1,756	395

		20,369

Consumer Staples — 4.4%
Brown-Forman, Cl B	23,099	1,381
Constellation Brands, Cl A	6,263	1,363
Estee Lauder, Cl A	11,812	1,475

		4,219

Financials — 8.2%
Bank of the Ozarks	3,838	185
Credit Acceptance*#	571	173
Federated Investors, Cl B	6,148	206
Moody’s	9,045	1,373
MSCI	3,416	439
Pinnacle Financial Partners	2,766	190
S&P Global	8,060	1,334
SVB Financial Group*	2,105	479
T. Rowe Price Group	13,922	1,433
Visa, Cl A	16,110	1,814
Western Alliance Bancorp*	3,432	200

		7,826

Healthcare — 16.0%
AbbVie	18,906	1,832
Aetna	10,658	1,920
Agilent Technologies	19,650	1,361
Amgen	9,123	1,603
Biogen*	5,429	1,749
Bioverativ*	3,273	164
Bruker	6,351	223
Centene*	6,411	655
Cigna	8,967	1,899

	Number of Shares	Value (000)

Edwards Lifesciences*	11,487	$1,346
Regeneron Pharmaceuticals*	3,895	1,409
Teleflex	2,503	665
WellCare Health Plans*	2,316	493

		15,319

Industrials — 11.0%
Air Lease	4,456	193
Allison Transmission Holdings	4,524	186
Boeing	6,604	1,828
Cintas	4,282	674
Fortune Brands Home & Security	5,842	400
HEICO	2,009	182
Huntington Ingalls Industries	1,784	431
Ingersoll-Rand PLC (Ireland)	14,286	1,252
Northrop Grumman	5,916	1,819
Old Dominion Freight Line	3,779	488
Snap-on	2,688	455
Stanley Black & Decker	8,348	1,416
TransUnion*	8,323	462
United Rentals*	4,435	707

		10,493

Information Technology — 32.2%
Accenture PLC, Cl A (Ireland)	12,325	1,824
Adobe Systems*	11,383	2,066
Amphenol, Cl A	14,853	1,346
Analog Devices	14,683	1,264
Apple	10,983	1,887
Applied Materials	32,779	1,730
Arista Networks*	3,241	756
Citrix Systems*	7,958	697
Cognizant Technology Solutions, Cl A	17,374	1,256
Facebook, Cl A*	9,950	1,763
First Data, Cl A*	9,512	156
Genpact (Bermuda)	6,481	209
IPG Photonics*	2,142	491
KLA-Tencor	6,032	617
Lam Research	6,806	1,309
Micron Technology*	32,997	1,399
Motorola Solutions	7,278	685
NVIDIA	9,410	1,889
ON Semiconductor*	22,418	450
PayPal Holdings*	26,362	1,996
Red Hat*	11,465	1,453
Skyworks Solutions	6,082	637
Take-Two Interactive Software*	3,979	444
Teradyne	10,800	437
Texas Instruments	18,805	1,830
Total System Services	9,420	700
VeriSign*	3,818	439
VMware, Cl A*#	5,630	676
Western Union	20,979	413

		30,819

Materials — 0.9%
Avery Dennison	3,915	447
Berry Global Group*	7,069	422

		869

Real Estate — 0.7%
CBRE Group, Cl A*	16,299	707

See Notes to Financial Statements.

P N C  M u l t i - F a c t o r  L a r g e  C a p  G r o w t h  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 7 ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — continued
Telecommunication Services — 1.7%
T-Mobile USA*	27,155	$1,658

Total Common Stocks (Cost $77,102)		92,279

EXCHANGE-TRADED FUND — 2.0%
iShares Russell 1000 Growth ETF†	14,500	1,940

Total Exchange-Traded Fund (Cost $1,840)		1,940

MONEY MARKET FUND — 1.6%
PNC Government Money Market Fund, Class I Shares 0.920%† (A)	1,518,084	1,518

Total Money Market Fund (Cost $1,518)		1,518

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned – 100.0% (Cost $80,460)		95,737

	Number of Shares	Value (000)
SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 0.9%
Affiliated Money Market Fund — 0.9%
PNC Government Money Market Fund, Class I Shares 0.920%† (A)	833,280	$833

Money Market Fund — 0.0%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class 0.974% (A)	12,738	13

Total Short-Term Investments Purchased With Collateral From Securities Loaned (Cost $846)‡		846

TOTAL INVESTMENTS — 100.9% (Cost $81,306)**		96,583

Other Assets & Liabilities – (0.9)%		(893)

TOTAL NET ASSETS — 100.0%		$95,690

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $ 81,354.

Gross unrealized appreciation (000)	$15,895
Gross unrealized depreciation (000)	(666)

Net unrealized appreciation (000)	$15,229

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $832 (000).
‡	See Note 9 in Notes to Financial Statements.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2017 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$92,279	$–	$–	$92,279

Exchange-Traded Fund	1,940	–	–	1,940

Money Market Fund	1,518	–	–	1,518

Short-Term Investments Purchased With Collateral From Securities Loaned	846	–	–	846

Total Assets - Investments in Securities	$96,583	$–	$–	$96,583

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value. As of November 30, 2017, such liabilities are categorized within the valuation hierarchy as follows:

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Liabilities:

Payable for collateral received for loaned securities	$–	$846	$–	$846

Total Liabilities - Collateral Received for Loaned Securities	$–	$846	$–	$846

There were no transfers between Levels during the six-month period ended November 30, 2017.

See Notes to Financial Statements.

P N C  M u l t i - F a c t o r  L a r g e  C a p  V a l u e  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 17   ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 96.7%
Consumer Discretionary — 18.0%
Best Buy	21,889	$1,305
BorgWarner	11,756	654
Carnival (Panama)	25,704	1,687
Comcast, Cl A	43,491	1,633
Discovery Communications, Cl A*	18,372	349
Foot Locker	5,155	221
Ford Motor	140,252	1,756
General Motors	41,096	1,771
Gentex	19,937	408
Goodyear Tire & Rubber	11,727	380
Interpublic Group	19,094	378
Lear	3,445	623
Michaels*	9,910	214
Newell Brands	29,455	912
Norwegian Cruise Line Holdings (Bermuda)*	11,466	621
Penske Automotive Group	4,234	205
PVH	5,067	682
Royal Caribbean Cruises (Liberia)	10,492	1,300
Sally Beauty Holdings*	9,673	165
Scripps Networks Interactive, Cl A	4,712	386
Signet Jewelers (Bermuda)#	2,862	150
Skechers USA, Cl A*	7,724	271
Target	21,049	1,261
Time Warner	16,297	1,491
Toll Brothers	9,844	495

		19,318

Consumer Staples — 8.2%
CVS Health	20,392	1,562
Hormel Foods	38,501	1,403
Ingredion	5,002	693
J.M. Smucker	5,856	683
PepsiCo	14,989	1,747
Pinnacle Foods	7,044	410
Post Holdings*	4,635	368
Tyson Foods, Cl A	17,619	1,449
US Foods Holding*	14,655	427

		8,742

Energy — 1.2%
Andeavor	12,053	1,271

Financials — 28.9%
Aflac	15,187	1,331
AGNC Investment REIT	17,192	342
Ally Financial	25,062	673
Annaly Capital Management REIT	50,644	591
Associated Banc-Corp	7,313	186
Athene Holding, Cl A (Bermuda)*	7,274	350
Bank of Hawaii	2,186	186
Bank of the Ozarks	8,473	409
BankUnited	5,046	188
BB&T	35,788	1,769
BNY Mellon	31,415	1,720
Citigroup	23,014	1,738
Citizens Financial Group	32,502	1,323
Credit Acceptance*#	1,421	430
Discover Financial Services	19,237	1,358
E*TRADE Financial*	13,911	670
East West Bancorp	10,001	615
Federated Investors, Cl B	6,145	206

	Number of Shares	Value (000)
Fifth Third Bancorp	44,078	$1,345
Huntington Bancshares	88,907	1,280
JPMorgan Chase	17,273	1,805
M&T Bank	7,821	1,321
Popular (Puerto Rico)	4,411	156
Principal Financial Group	19,443	1,376
Prudential Financial	15,713	1,820
Regions Financial	81,980	1,360
Reinsurance Group of America	4,406	714
SunTrust Banks	20,544	1,266
Synchrony Financial	40,268	1,445
Synovus Financial	8,566	425
Torchmark	7,528	669
Two Harbors Investment REIT	10,048	161
Unum Group	12,096	685
Western Alliance Bancorp*	7,490	436
Zions Bancorporation	12,834	636

		30,985

Healthcare — 10.8%
Amgen	8,959	1,574
Biogen*	5,318	1,713
Centene*	12,902	1,317
Envision Healthcare*	8,925	285
Express Scripts Holding*	26,136	1,704
Gilead Sciences	20,557	1,537
HCA Healthcare*	15,576	1,324
LifePoint Health*	2,725	130
Mallinckrodt PLC (Ireland)*	5,229	114
McKesson	8,141	1,203
United Therapeutics*	1,572	204
WellCare Health Plans*	2,307	492

		11,597

Industrials — 9.8%
Air Lease	4,607	199
Alaska Air Group	7,881	545
Delta Air Lines	34,459	1,824
Fortune Brands Home & Security	8,704	596
Hexcel	3,198	198
Honeywell International	11,753	1,833
Huntington Ingalls Industries	2,702	653
Ingersoll-Rand PLC (Ireland)	13,797	1,209
JetBlue Airways*	21,370	459
ManpowerGroup	3,303	426
Owens Corning	5,247	464
Regal Beloit	2,294	176
Spirit AeroSystems Holdings, Cl A	7,935	668
Textron	23,252	1,295

		10,545

Information Technology — 8.8%
ARRIS International PLC (United Kingdom)*	13,105	393
CA	18,303	605
Cisco Systems	49,195	1,835
Intel	43,621	1,956
Jabil	6,656	192
Juniper Networks	21,643	601
Leidos Holdings	10,193	648
Micron Technology*	43,151	1,829
Motorola Solutions	7,336	690
Nuance Communications*	12,518	195

See Notes to Financial Statements.

	Number of Shares	Value (000)
COMMON STOCKS — continued
Information Technology — continued
ON Semiconductor*	21,985	$441

		9,385

Materials — 4.6%
Ardagh Group SA (Luxembourg)	8,619	171
Crown Holdings*	6,214	371
Eastman Chemical	6,677	617
Freeport-McMoRan*	85,570	1,191
Huntsman	14,536	465
LyondellBasell Industries NV, Cl A (Netherlands)	16,739	1,753
Owens-Illinois*	7,693	186
Tahoe Resources (Canada)	37,603	166

		4,920

Real Estate — 0.2%
Realogy Holdings	5,616	157

Telecommunication Services — 3.4%
AT&T	42,677	1,553
CenturyLink	32,343	472
T-Mobile USA*	27,139	1,657

		3,682

Utilities — 2.8%
Ameren	21,188	1,355
SCANA	7,912	342
Xcel Energy	26,147	1,349

		3,046

Total Common Stocks (Cost $95,174)		103,648

EXCHANGE-TRADED FUND — 1.9%
iShares Russell 1000 Value ETF†	17,000	2,092

Total Exchange-Traded Fund (Cost $2,038)		2,092

	Number of Shares	Value (000)
MONEY MARKET FUND — 1.3%
PNC Government Money Market Fund, Class I Shares 0.920%† (A)	1,342,302	$1,342

Total Money Market Fund (Cost $1,342)		1,342

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned – 99.9% (Cost $98,554)		107,082

SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 0.5%
Affiliated Money Market Fund — 0.5%
PNC Government Money Market Fund, Class I Shares 0.920%† (A)	531,847	532

Money Market Fund — 0.0%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class 0.974% (A)	8,130	8

Total Short-Term Investments Purchased With Collateral From Securities Loaned (Cost $540)‡		540

TOTAL INVESTMENTS — 100.4% (Cost $99,094)**		107,622

Other Assets & Liabilities – (0.4)%		(458)

TOTAL NET ASSETS — 100.0%		$107,164

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $99,196.

Gross unrealized appreciation (000)	$11,255
Gross unrealized depreciation (000)	(2,829)

Net unrealized appreciation (000)	$8,426

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $527 (000).
‡	See Note 9 in Notes to Financial Statements.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Financial Statements.

P N C  M u l t i - F a c t o r  L a r g e  C a p  V a l u e  F u n d

S C H E D U L E   O F   I N V E S T M E N T S

N o v e m b e r   3 0 ,  2 0 1 7 ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2017 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$103,648	$–	$–	$103,648

Exchange-Traded Fund	2,092	–	–	2,092

Money Market Fund	1,342	–	–	1,342

Short-Term Investments Purchased With Collateral From Securities Loaned	540	–	–	540

Total Assets - Investments in Securities	$107,622	$–	$–	$107,622

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value. As of November 30, 2017, such liabilities are categorized within the valuation hierarchy as follows:
	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Liabilities:

Payable for collateral received for loaned securities	$–	$540	$–	$540

Total Liabilities - Collateral Received for Loaned Securities	$–	$540	$–	$540

There were no transfers between Levels during the six-month period ended November 30, 2017.

See Notes to Financial Statements.

P N C  M u l t i - F a c t o r  S m a l l  C a p  C o r e  F u n d

S C H E D U L E   O F   I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 7  ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 99.4%
Consumer Discretionary — 12.4%
Adtalem Global Education	52,902	$2,193
Bright Horizons Family Solutions*	72,552	6,454
Cavco Industries*	26,829	4,109
Churchill Downs	33,253	7,814
Dana	172,311	5,693
Installed Building Products*	52,902	4,076
Liberty Ventures, Cl A*	68,395	3,817
Pinnacle Entertainment*	157,573	4,834
Red Rock Resorts, Cl A	156,062	4,815
Taylor Morrison Home, Cl A*	237,683	5,742
Wolverine World Wide	81,621	2,365

		51,912

Consumer Staples — 2.2%
Adecoagro SA (Luxembourg)*	205,186	2,009
Central Garden & Pet, Cl A*	55,169	2,128
Fresh Del Monte Produce (Cayman Islands)	46,100	2,245
SpartanNash	113,740	2,883

		9,265

Energy — 2.0%
CVR Energy#	63,860	2,085
GasLog (Bermuda)	186,292	3,353
Par Pacific Holdings*	134,145	2,785

		8,223

Financials — 16.5%
Argo Group International Holdings (Bermuda)	60,837	3,726
Banner	35,520	2,046
Capital Bank Financial, Cl A	100,602	4,200
CenterState Bank	94,846	2,573
CNO Financial Group	110,628	2,789
Employers Holdings	100,136	4,907
Essent Group (Bermuda)*	68,395	3,026
FBL Financial Group, Cl A	32,119	2,422
First Busey	115,629	3,680
First Financial Bancorp	132,256	3,749
First Merchants	69,151	3,029
Guaranty Bancorp	144,726	4,204
Invesco Mortgage Capital REIT	231,637	4,091
MFA Financial REIT	414,906	3,319
MGIC Investment*	235,794	3,447
Old National Bancorp	223,324	4,076
South State	56,681	5,217
Sterling Bancorp	89,934	2,280
Wintrust Financial	33,077	2,774
WSFS Financial	68,395	3,461

		69,016

Healthcare — 14.9%
Bluebird Bio*	14,359	2,481
Cantel Medical	68,017	7,243
Catalent*	68,017	2,706
Clovis Oncology*	34,008	2,138
Corcept Therapeutics*	112,217	2,013
Cotiviti Holdings*	68,017	2,223
Dyax* (A) Δ	51,786	57
HealthSouth	67,639	3,379
ICON PLC (Ireland)*	18,138	2,119
ICU Medical*	13,603	2,903
Inovalon Holdings, Cl A*#	162,108	2,578

	Number of Shares	Value (000)

Ironwood Pharmaceuticals*	157,573	$2,721
Ligand Pharmaceuticals*	14,359	1,893
Medidata Solutions*	45,722	3,047
NuVasive*	37,787	2,180
PRA Health Sciences*	77,842	6,412
Providence Service*	39,676	2,402
Sarepta Therapeutics*	52,524	2,924
Supernus Pharmaceuticals*	99,759	3,771
Vanda Pharmaceuticals*	270,558	3,801
Vocera Communications*	100,892	2,956

		61,947

Industrials — 13.1%
Alamo Group	35,142	4,145
Barnes Group	63,483	4,207
Comfort Systems USA	86,911	3,733
Curtiss-Wright	35,142	4,365
Douglas Dynamics	49,501	2,017
HEICO	47,990	4,336
Hyster-Yale Materials Handling	41,944	3,558
Moog, Cl A*	72,174	6,070
Multi-Color	35,520	2,717
RBC Bearings*	27,207	3,631
Regal Beloit	44,967	3,460
Rexnord*	126,966	3,164
SP Plus*	95,602	3,748
TriNet Group*	119,408	5,345

		54,496

Information Technology — 16.2%
Alteryx, Cl A*#	129,989	3,245
Aspen Technology*	26,451	1,770
Box, Cl A*	192,716	4,053
CACI International, Cl A*	16,626	2,194
CoreLogic*	72,174	3,147
Entegris	120,542	3,652
Envestnet*	41,944	2,062
Ichor Holdings (Cayman Islands)*	79,353	2,254
Littelfuse	21,916	4,447
Match Group*#	118,274	3,477
MKS Instruments	34,764	3,278
Novanta (Canada)*	101,648	4,889
Qualys*	51,768	3,049
RealPage*	101,270	4,593
Sanmina*	119,030	4,047
Silicon Laboratories*	45,657	4,159
Tech Data*	43,833	4,239
Virtusa*	110,717	5,132
Vishay Intertechnology	170,043	3,724

		67,411

Materials — 8.4%
Allegheny Technologies*	88,422	2,013
Boise Cascade	101,270	3,899
Carpenter Technology	65,750	3,250
Ferro*	139,813	3,544
HB Fuller	75,197	4,254
Innophos Holdings	83,132	3,852
Minerals Technologies	44,967	3,258
Owens-Illinois*	177,223	4,292
PolyOne	60,460	2,794

See Notes to Financial Statements.

P N C  M u l t i - F a c t o r  S m a l l  C a p  C o r e  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 7  ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — continued
Materials — continued
Silgan Holdings	137,546	$3,972

		35,128

Real Estate — 7.0%
Agree Realty REIT	94,468	4,670
CareTrust REIT	186,670	3,401
CorEnergy Infrastructure Trust REIT#	72,552	2,586
InfraREIT*	124,698	2,634
Potlatch REIT	103,537	5,343
PS Business Parks REIT	20,027	2,655
Realogy Holdings	173,444	4,841
Summit Hotel Properties REIT	192,716	2,912

		29,042

Telecommunication Services — 2.1%
Boingo Wireless*	168,154	4,154
Telecom Argentina SA, ADR (Argentina)*#	134,523	4,680

		8,834

Utilities — 4.6%
El Paso Electric	54,036	3,291
NRG Yield, Cl C	131,878	2,512
ONE Gas	56,303	4,462
Pampa Energia SA, ADR (Argentina)*	46,478	2,961
SJW Group	43,455	2,961
Southwest Gas Holdings	34,008	2,923

		19,110

Total Common Stocks (Cost $331,868)		414,384

MASTER LIMITED PARTNERSHIP — 0.3%
Financials — 0.3%
Ares Management LP#	71,979	1,328

Total Master Limited Partnership (Cost $1,064)		1,328

	Number of Shares	Value (000)
MONEY MARKET FUND — 0.7%
PNC Government Money Market Fund, Class I Shares 0.920%† (B)	2,918,696	$2,919

Total Money Market Fund (Cost $2,919)		2,919

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned – 100.4% (Cost $335,851)		418,631

SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 2.8%
Affiliated Money Market Fund — 2.8%
PNC Government Money Market Fund, Class I Shares 0.920%† (B)	11,485,255	11,485

Money Market Fund — 0.0%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class 0.974% (B)	175,564	176

Total Short-Term Investments Purchased With Collateral From Securities Loaned (Cost $11,661)‡		11,661

TOTAL INVESTMENTS — 103.2% (Cost $347,512)**		430,292

Other Assets & Liabilities – (3.2)%		(13,527)

TOTAL NET ASSETS — 100.0%		$416,765

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $347,973.

Gross unrealized appreciation (000)	$88,037
Gross unrealized depreciation (000)	(5,718)

Net unrealized appreciation (000)	$82,319

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $11,504 (000).
‡	See Note 9 in Notes to Financial Statements.
(A)	Illiquid Security. Total value of illiquid securities is $57 (000) and represents less than 0.1% of net assets as of November 30, 2017.
(B)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
Δ	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Valuation Hierarchy table located at the end of the Schedule of Investments.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2017 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Common Stocks	$414,327	$–	$57	$414,384

Master Limited Partnership	1,328	–	–	1,328

Money Market Fund	2,919	–	–	2,919

Short-Term Investments Purchased With Collateral From Securities Loaned	11,661	–	–	11,661

Total Assets - Investments in Securities	$430,235	$–	$57	$430,292

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value. As of November 30, 2017, such liabilities are categorized within the valuation hierarchy as follows:

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Liabilities:
Payable for collateral received for loaned securities	$–	$11,661	$–	$11,661

Total Liabilities - Collateral Received for Loaned Securities	$–	$11,661	$–	$11,661

There were no transfers between Levels during the six-month period ended November 30, 2017.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the six-month period ended November 30, 2017.

See Notes to Financial Statements.

P N C  M u l t i - F a c t o r  S m a l l  C a p  G r o w t h  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 7  ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 98.1%
Consumer Discretionary — 18.0%
American Axle & Manufacturing Holdings*	64,583	$1,159
At Home Group*#	58,503	1,616
Bright Horizons Family Solutions*	21,158	1,882
Caesars Entertainment*	48,377	641
Camping World Holdings, Cl A	20,046	929
Cavco Industries*	10,117	1,549
Churchill Downs	8,531	2,005
Dana	41,360	1,367
Dorman Products*	12,938	884
Five Below*	21,279	1,315
Fox Factory Holding*	56,392	2,199
Grand Canyon Education*	18,099	1,719
Gray Television*	53,156	766
LCI Industries	9,543	1,249
Lithia Motors, Cl A	9,262	1,086
Loral Space & Communications*	23,587	1,102
Pinnacle Entertainment*	53,091	1,629
SodaStream International (Israel)*	33,913	2,387
Taylor Morrison Home, Cl A*	59,969	1,449
Winnebago Industries	27,107	1,484

		28,417

Consumer Staples — 1.8%
J&J Snack Foods	8,401	1,269
Nomad Foods (Virgin Islands)*	97,475	1,602

		2,871

Energy — 0.7%
SRC Energy*	122,037	1,069

Financials — 2.6%
Chemical Financial	17,815	1,005
Employers Holdings	18,923	927
Essent Group (Bermuda)*	25,123	1,112
First Busey	33,823	1,076

		4,120

Healthcare — 23.8%
Amicus Therapeutics*	137,782	1,918
Blueprint Medicines*	10,172	765
Cantel Medical	28,570	3,042
Catalent*	47,164	1,877
Charles River Laboratories International*	12,049	1,256
Chemed	7,444	1,831
Corcept Therapeutics*	101,078	1,813
Cotiviti Holdings*	35,577	1,163
Dyax* (A) Δ	28,169	31
Exact Sciences*	19,859	1,181
HealthSouth	45,783	2,287
ICON PLC (Ireland)*	14,707	1,718
Immune Design*	153,901	631
INC Research Holdings, Cl A*	13,097	502
Integra LifeSciences Holdings*	28,063	1,364
Ligand Pharmaceuticals*	12,810	1,689
Masimo*	12,611	1,120
Medidata Solutions*	16,431	1,095
Merit Medical Systems*	36,437	1,583
Neogen*	12,485	1,047
Omnicell*	33,329	1,746
Penumbra*	6,851	721
PRA Health Sciences*	25,296	2,084

	Number of Shares	Value (000)

Repligen*	43,361	$1,537
Sarepta Therapeutics*	39,195	2,182
Supernus Pharmaceuticals*	32,661	1,235

		37,418

Industrials — 16.4%
Avis Budget Group*	37,505	1,429
Barnes Group	38,006	2,519
Beacon Roofing Supply*	28,037	1,797
Brink’s	26,888	2,174
Builders FirstSource*	39,034	796
Comfort Systems USA	40,027	1,719
Curtiss-Wright	15,885	1,973
Deluxe	18,009	1,280
EnerSys	11,154	771
Generac Holdings*	31,127	1,531
Global Brass & Copper Holdings	30,011	1,038
Hyster-Yale Materials Handling	14,867	1,261
KBR	35,150	659
MasTec*	26,025	1,167
Matthews International, Cl A	10,452	592
Multi-Color	11,620	889
Rush Enterprises, Cl A*	32,502	1,583
SP Plus*	19,534	766
Teledyne Technologies*	3,969	739
Trex*	9,391	1,106

		25,789

Information Technology — 22.6%
2U*	15,746	1,009
Advanced Energy Industries*	14,981	1,122
Alarm.com Holdings*	31,984	1,311
Aspen Technology*	28,956	1,938
BroadSoft*#	48,544	2,670
ChipMOS TECHNOLOGIES, ADR (Taiwan)	40,495	731
CoreLogic*	18,028	786
Entegris	32,341	980
Euronet Worldwide*	15,176	1,386
ExlService Holdings*	36,378	2,233
Extreme Networks*	66,362	853
Fair Isaac	15,217	2,390
Integrated Device Technology*	35,866	1,079
LogMeIn	13,040	1,552
Methode Electronics	37,830	1,782
MKS Instruments	17,308	1,632
New Relic*	19,742	1,111
Novanta (Canada)*	56,082	2,698
Rapid7*	72,342	1,368
RealPage*	53,337	2,419
RingCentral, Cl A*	41,621	1,963
Sanmina*	20,768	706
Silicon Laboratories*	13,021	1,186
Twilio, Cl A*#	23,676	631

		35,536

Materials — 4.3%
Ingevity*	12,327	981
Myers Industries	50,342	1,075
Neenah Paper	13,550	1,211
Orion Engineered Carbons SA (Luxembourg)	45,225	1,106
Owens-Illinois*	59,666	1,445

See Notes to Financial Statements.

	Number of Shares	Value (000)
COMMON STOCKS — continued
Materials — continued
Trinseo SA (Luxembourg)	12,726	$939

		6,757

Real Estate — 4.9%
Community Healthcare Trust REIT	31,022	846
CorEnergy Infrastructure Trust REIT	38,567	1,375
Gladstone Commercial REIT	34,139	780
Potlatch REIT	28,525	1,472
RE/MAX Holdings, Cl A	19,700	1,051
RMR Group, Cl A	22,147	1,334
Ryman Hospitality Properties REIT	12,456	865

		7,723

Telecommunication Services — 1.4%
Boingo Wireless*	91,733	2,266

Utilitie3s — 1.6%
NRG Yield, Cl A	42,015	790
SJW Group	13,057	890
Unitil	15,305	799

		2,479

Total Common Stocks (Cost $118,901)		154,445

MASTER LIMITED PARTNERSHIPS — 1.1%
Energy — 1.1%
Enviva Partners LP#	28,388	790
GasLog Partners LP (Marshall Islands)#	45,060	996

		1,786

Total Master Limited Partnerships (Cost $1,879)		1,786

MONEY MARKET FUND — 1.0%
PNC Government Money Market Fund, Class I Shares 0.920%† (B)	1,496,746	1,497

Total Money Market Fund (Cost $1,497)		1,497

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned – 100.2% (Cost $122,277)		157,728

	Number of Shares	Value (000)
SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 1.2%
Affiliated Money Market Fund — 1.2%
PNC Government Money Market Fund, Class I Shares 0.920%† (B)	1,776,517	$1,777

Money Market Fund — 0.0%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class 0.974% (B)	27,156	27

Total Short-Term Investments Purchased With Collateral From Securities Loaned (Cost $1,804)‡		1,804

TOTAL INVESTMENTS — 101.4% (Cost $124,081)**		159,532

Other Assets & Liabilities – (1.4)%		(2,166)

TOTAL NET ASSETS — 100.0%		$157,366

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $124,253.

Gross unrealized appreciation (000)	$36,384
Gross unrealized depreciation (000)	(1,105)

Net unrealized appreciation (000)	$35,279

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $1,827 (000).
‡	See Note 9 in Notes to Financial Statements.
(A)	Illiquid Security. Total value of illiquid securities is $31 (000) and represents less than 0.1% of net assets as of November 30, 2017.
(B)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
Δ	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Valuation Hierarchy table located at the end of the Schedule of Investments.

See Notes to Financial Statements.

P N C  M u l t i - F a c t o r  S m a l l  C a p  G r o w t h  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 7  ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2017 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Common Stocks	$154,414	$–	$31	$154,445

Master Limited Partnerships	1,786	–	–	1,786

Money Market Fund	1,497	–	–	1,497

Short-Term Investments Purchased With Collateral From Securities Loaned	1,804	–	–	1,804

Total Assets - Investments in Securities	$159,501	$–	$31	$159,532

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value. As of November 30, 2017, such liabilities are categorized within the valuation hierarchy as follows:

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Liabilities:
Payable for collateral received for loaned securities	$–	$1,804	$–	$1,804

Total Liabilities - Collateral Received for Loaned Securities	$–	$1,804	$–	$1,804

There were no transfers between Levels during the six-month period ended November 30, 2017.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the six-month period ended November 30, 2017.

See Notes to Financial Statements.

P N C   M u l t i - F a c t o r  S m a l l  C a p  V a l u e  F u n d

S C H E D U L E   O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 7  ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 96.6%
Consumer Discretionary — 12.0%
American Axle & Manufacturing Holdings*	11,274	$202
Bloomin’ Brands	13,089	281
Cooper-Standard Holding*	1,486	187
Dillard’s, Cl A#	2,027	122
Ethan Allen Interiors	5,876	173
GNC Holdings, Cl A#	21,969	123
Groupon*	46,830	264
Hamilton Beach Brands Holding, Cl A	2,483	71
Hamilton Beach Brands Holding, Cl B*	2,577	74
Lithia Motors, Cl A	1,797	211
Marine Products	8,213	123
Meredith	3,623	247
NACCO Industries, Cl A	8,602	377
Pinnacle Entertainment*	8,575	263
Sleep Number*	9,015	317
Stars Group (Canada)*	8,370	191
Steven Madden*	7,358	314

		3,540

Consumer Staples — 2.7%
Chefs’ Warehouse Inc/The*	6,681	135
Cott (Canada)	10,426	179
Nomad Foods (Virgin Islands)*	18,345	302
Universal	3,204	171

		787

Energy — 1.9%
Overseas Shipholding Group, Cl A*	57,265	167
Renewable Energy Group*	18,193	206
Transportadora de Gas del Sur SA, ADR (Argentina)*#	8,856	189

		562

Financials — 29.8%
Banco Latinoamericano de Comercio Exterior SA, Cl E (Panama)	20,250	594
Bank of NT Butterfield & Son (Bermuda)	16,484	656
Banner	5,168	298
Brookline Bancorp	20,208	325
Camden National	3,822	175
Community Bank System	4,051	224
CYS Investments REIT	55,797	451
Dynex Capital REIT	28,344	203
EMC Insurance Group	4,307	134
First Commonwealth Financial	8,814	133
Fulton Financial	23,726	451
Green Bancorp*	11,324	254
Green Dot, Cl A*	7,145	441
Heartland Financial USA	4,676	236
International Bancshares	14,295	590
Invesco Mortgage Capital REIT	41,212	728
Jupai Holdings, ADR (Cayman Islands)#	5,195	92
Kinsale Capital Group	3,955	176
Lakeland Bancorp	10,035	210
MTGE Investment REIT	10,296	191
NMI Holdings, Cl A*	31,682	540
Northeast Bancorp#	5,619	138
Opus Bank*	5,835	163
S&T Bancorp	5,930	248
South State	2,792	257
Umpqua Holdings	6,559	145

	Number of Shares	Value (000)

Univest Corporation of Pennsylvania	8,099	$228
Waterstone Financial	17,257	326
World Acceptance*	2,257	187

		8,794

Healthcare — 5.4%
AMAG Pharmaceuticals*	6,017	84
Arena Pharmaceuticals*	7,478	232
Corcept Therapeutics*	12,761	229
Diplomat Pharmacy*	5,983	107
Dynavax Technologies*	9,521	190
Inovalon Holdings, Cl A*#	7,199	115
Medpace Holdings*	3,237	108
Meridian Bioscience	8,956	135
Retrophin*	4,846	109
Simulations Plus	9,783	152
Supernus Pharmaceuticals*	3,471	131

		1,592

Industrials — 11.2%
AAR	8,269	344
ACCO Brands*	19,137	252
Argan	3,422	202
Builders FirstSource*	7,357	150
China Yuchai International (Bermuda)	6,341	166
Ennis	12,005	254
Global Brass & Copper Holdings	7,243	251
Greenbrier#	7,731	386
Harsco*	17,397	314
Navigant Consulting*	6,297	121
Vectrus*	5,361	173
Viad	5,223	301
Wabash National	14,461	291
Wesco Aircraft Holdings*	14,746	109

		3,314

Information Technology — 11.1%
Bel Fuse, Cl B	6,929	186
Control4*	3,968	132
EVERTEC (Puerto Rico)	16,197	225
Hortonworks*	7,491	143
Insight Enterprises*	5,137	200
ManTech International, Cl A	6,862	350
Plexus*	4,757	297
QuinStreet*	56,878	608
Sanmina*	13,202	449
SolarEdge Technologies*	5,990	218
Ultra Clean Holdings*	3,464	73
USA Technologies*	14,984	130
Yirendai, ADR (Cayman Islands)*#	2,284	91
Zynga, Cl A*	44,948	184

		3,286

Materials — 5.2%
BRASKEM SA, ADR (Brazil)*#	7,300	204
Chase	2,421	306
Clearwater Paper*	3,423	162
Olympic Steel	10,925	218
Orion Engineered Carbons SA (Luxembourg)	10,905	267
SunCoke Energy*	21,020	239

See Notes to Financial Statements.

P N C   M u l t i - F a c t o r  S m a l l  C a p  V a l u e  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 7  ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — continued
Materials — continued
Trinseo SA (Luxembourg)	1,797	$132

		1,528

Real Estate — 9.7%
Ashford Hospitality Trust REIT	70,415	458
CoreSite Realty REIT	1,512	172
DiamondRock Hospitality REIT	37,191	416
Forestar Group*#	1,367	31
Four Corners Property Trust REIT	11,508	300
Monmouth Real Estate Investment REIT	32,083	573
Potlatch REIT	5,844	302
RMR Group, Cl A	4,305	259
Select Income REIT	9,326	234
Summit Hotel Properties REIT	8,858	134

		2,879

Telecommunication Services — 1.7%
Boingo Wireless*	5,189	128
Cogent Communications Holdings	5,876	276
Consolidated Communications Holdings	7,015	99

		503

Utilities — 5.9%
El Paso Electric	9,359	570
NorthWestern	6,502	418
Otter Tail	3,023	146
SJW Group	3,306	225
Spire	4,676	385

		1,744

Total Common Stocks (Cost $24,492)		28,529

MASTER LIMITED PARTNERSHIPS — 3.4%
Energy — 2.4%
Hess Midstream Partners LP	10,058	213
Hoegh LNG Partners LP (Marshall Islands)#	10,041	176
KNOT Offshore Partners LP (Marshall Islands)	15,511	313

		702

Financials — 1.0%
Carlyle Group LP#	14,486	291

Total Master Limited Partnerships (Cost $1,072)		993

MONEY MARKET FUND — 0.5%
PNC Government Money Market Fund, Class I Shares 0.920%† (A)	155,440	155

Total Money Market Fund (Cost $155)		155

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned – 100.5% (Cost $25,719)		29,677

	Number of Shares	Value (000)
SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 4.5%
Affiliated Money Market Fund — 4.4%
PNC Government Money Market Fund, Class I Shares 0.920%† (A)	1,291,745	$1,292

Money Market Fund — 0.1%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class 0.974% (A)	19,746	20

Total Short-Term Investments Purchased With Collateral From Securities Loaned (Cost $1,312)‡		1,312

TOTAL INVESTMENTS — 105.0% (Cost $27,031)**		30,989

Other Assets & Liabilities – (5.0)%		(1,472)

TOTAL NET ASSETS — 100.0%		$29,517

* Non-income producing security.

** Aggregate cost for Federal income tax purposes is (000) $27,062.

Gross unrealized appreciation (000)	$4,948
Gross unrealized depreciation (000)	(1,021)

Net unrealized appreciation (000)	$3,927

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $1,268 (000).
‡	See Note 9 in Notes to Financial Statements.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2017 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Common Stocks	$28,455	$74	$–	$28,529
Master Limited Partnerships	993	–	–	993
Money Market Fund	155	–	–	155
Short-Term Investments Purchased With Collateral From Securities Loaned	1,312	–	–	1,312

Total Assets - Investments in Securities	$30,915	$74	$–	$30,989

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value. As of November 30, 2017, such liabilities are categorized within the valuation hierarchy as follows:

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Liabilities:
Payable for collateral received for loaned securities	$–	$1,312	$–	$1,312

Total Liabilities - Collateral Received for Loaned Securities	$–	$1,312	$–	$1,312

There were no transfers between Levels during the six-month period ended November 30, 2017.

See Notes to Financial Statements.

P N C  S & P  5 0 0   I n d e x   F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 7  ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 98.0%
Consumer Discretionary — 12.0%
Advance Auto Parts	308	$31
Amazon.com*	1,725	2,030
Aptiv PLC (Jersey)	1,136	119
AutoZone*	118	81
Best Buy	1,108	66
BorgWarner	830	46
CarMax*	814	56
Carnival (Panama)	1,790	118
CBS, Cl B	1,641	92
Charter Communications, Cl A*	943	308
Chipotle Mexican Grill*	105	32
Comcast, Cl A	21,488	807
D.R. Horton	1,467	75
Darden Restaurants	519	44
Discovery Communications, Cl A*	658	13
Discovery Communications, Cl C*	873	16
DISH Network, Cl A*	1,036	52
Dollar General	1,119	99
Dollar Tree*	1,037	107
Expedia	537	66
Foot Locker	560	24
Ford Motor	16,882	211
Gap	891	29
Garmin (Switzerland)	488	30
General Motors	5,510	237
Genuine Parts	637	59
Global Payments	655	66
Goodyear Tire & Rubber	1,037	34
H&R Block	930	24
Hanesbrands	1,600	33
Harley-Davidson	743	37
Hasbro	499	46
Hilton Worldwide Holdings	881	68
Home Depot	5,246	943
Interpublic Group	1,768	35
Kohl’s	693	33
L Brands	1,008	57
Leggett & Platt	576	28
Lennar, Cl A	883	55
LKQ*	1,343	53
Lowe’s	3,755	313
Macy’s	1,270	30
Marriott International, Cl A	1,356	172
Mattel	1,458	27
McDonald’s	3,639	626
MGM Resorts International	2,380	81
Michael Kors Holdings (Virgin Islands)*	627	37
Mohawk Industries*	282	80
Netflix*	1,843	346
Newell Brands	2,205	68
News, Cl A	1,692	27
News, Cl B	536	9
NIKE, Cl B	5,620	340
Nordstrom	507	23
Norwegian Cruise Line Holdings (Bermuda)*	774	42
Omnicom Group	1,015	73
O’Reilly Automotive*	368	87
Priceline Group*	216	376
PulteGroup	1,200	41
PVH	340	46
Ralph Lauren	243	23

	Number of Shares	Value (000)

Ross Stores	1,657	$126
Royal Caribbean Cruises (Liberia)	737	91
Scripps Networks Interactive, Cl A	421	34
Signet Jewelers (Bermuda)	250	13
Starbucks	6,237	361
Tapestry	1,218	51
Target	2,304	138
Tiffany	464	44
Time Warner	3,378	309
TJX	2,758	208
Tractor Supply	534	36
TripAdvisor*	491	17
Twenty-First Century Fox, Cl A	4,430	141
Twenty-First Century Fox, Cl B	1,846	58
Ulta Beauty*	260	58
Under Armour, Cl A*	800	11
Under Armour, Cl C*	806	10
VF	1,444	105
Viacom, Cl B	1,534	43
Walt Disney	6,714	704
Whirlpool	323	54
Wyndham Worldwide	440	49
Wynn Resorts	356	56
Yum! Brands	1,547	129

		12,073

Consumer Staples — 8.0%
Altria Group	8,449	573
Archer-Daniels-Midland	2,401	96
Brown-Forman, Cl B	872	52
Campbell Soup	842	42
Church & Dwight	1,072	50
Clorox	559	78
Coca-Cola	16,993	778
Colgate-Palmolive	3,865	280
Conagra Brands	1,808	67
Constellation Brands, Cl A	754	164
Costco Wholesale	1,876	346
Coty,Cl A	2,034	35
CVS Health	4,301	329
Dr Pepper Snapple Group	803	72
Estee Lauder, Cl A	980	122
General Mills	2,527	143
Hershey	611	68
Hormel Foods	1,199	44
J.M. Smucker	487	57
Kellogg	1,100	73
Kimberly-Clark	1,520	182
Kraft Heinz	2,644	215
Kroger	3,869	100
McCormick	519	53
Molson Coors Brewing, Cl B	824	64
Mondelez International, Cl A	6,619	284
Monster Beverage*	1,835	115
PepsiCo	6,317	736
Philip Morris International	6,933	712
Procter & Gamble	11,207	1,009
Sysco	2,114	122
Tyson Foods, Cl A	1,249	103
Walgreens Boots Alliance	4,008	292
Wal-Mart Stores	6,342	617

		8,073

See Notes to Financial Statements.

	Number of Shares	Value (000)
COMMON STOCKS — continued
Energy — 5.6%
Anadarko Petroleum	2,325	$112
Andeavor	631	67
Apache	1,554	65
Baker Hughes, a GE Company	1,763	52
Cabot Oil & Gas	1,978	57
Chesapeake Energy*	3,649	15
Chevron	8,086	962
Cimarex Energy	392	46
Concho Resources*	598	84
ConocoPhillips	5,138	261
Devon Energy	2,169	84
EOG Resources	2,373	243
EQT	717	43
Exxon Mobil	18,418	1,534
Halliburton	3,649	152
Helmerich & Payne	433	25
Hess	1,140	52
Kinder Morgan	8,381	144
Marathon Oil	3,538	53
Marathon Petroleum	2,255	141
National Oilwell Varco	1,547	52
Newfield Exploration*	804	25
Noble Energy	2,030	53
Occidental Petroleum	3,313	234
ONEOK	1,678	87
Phillips 66	1,833	179
Pioneer Natural Resources	706	110
Range Resources	892	16
Schlumberger (Curacao)	5,917	372
TechnipFMC PLC (United Kingdom)	1,827	52
Valero Energy	1,905	163
Williams	3,577	104

		5,639

Financials — 15.7%
Affiliated Managers Group	239	47
Aflac	1,709	150
Allstate	1,574	162
American Express	3,137	306
American International Group	3,999	240
Ameriprise Financial	628	102
Aon PLC (United Kingdom)	1,117	157
Arthur J Gallagher	785	52
Assurant	231	23
Bank of America	40,676	1,146
BB&T	3,553	176
Berkshire Hathaway, Cl B*	8,289	1,600
BlackRock†	523	262
BNY Mellon	4,462	244
Brighthouse Financial*	408	24
Capital One Financial	2,086	192
CBOE Global Markets	499	62
Charles Schwab	5,060	247
Chubb (Switzerland)	2,016	307
Cincinnati Financial	663	50
Citigroup	11,530	870
Citizens Financial Group	2,063	84
CME Group	1,464	219
Comerica	726	60
Discover Financial Services	1,594	113
E*TRADE Financial*	1,174	56

	Number of Shares	Value (000)

Everest Re Group (Bermuda)	174	$38
Fifth Third Bancorp	3,079	94
Franklin Resources	1,403	61
Goldman Sachs Group	1,531	379
Hartford Financial Services Group	1,592	91
Huntington Bancshares	4,648	67
Intercontinental Exchange	2,597	186
Invesco (Bermuda)	1,720	62
JPMorgan Chase	14,995	1,567
KeyCorp	4,454	85
Leucadia National	1,363	36
Lincoln National	924	71
Loews	1,181	59
M&T Bank	643	109
Marsh & McLennan	2,280	191
Mastercard, Cl A	3,995	601
MetLife	4,558	245
Moody’s	727	110
Morgan Stanley	5,898	304
Nasdaq	513	41
Navient	1,174	15
Northern Trust	954	93
People’s United Financial	1,462	28
PNC Financial Services Group†	2,005	282
Principal Financial Group	1,151	81
Progressive	2,536	135
Prudential Financial	1,814	210
Raymond James Financial	535	47
Regions Financial	5,088	84
S&P Global	1,118	185
State Street	1,625	155
SunTrust Banks	2,024	125
Synchrony Financial	3,247	117
T. Rowe Price Group	1,029	106
Torchmark	470	42
Travelers	1,207	164
U.S. Bancorp	6,769	373
Unum Group	969	55
Visa,ClA	8,012	902
Wells Fargo	18,932	1,069
Willis Towers Watson PLC (Ireland)	587	94
XL Group (Bermuda)	1,116	43
Zions Bancorporation	860	43

		15,796

Healthcare — 13.7%
Abbott Laboratories	7,711	435
AbbVie	6,875	666
Aetna	1,466	264
Agilent Technologies	1,397	97
Alexion Pharmaceuticals*	948	104
Align Technology*	313	82
Allergan PLC (Ireland)	1,565	272
AmerisourceBergen	722	61
Amgen	3,105	545
Anthem	1,203	283
Baxter International	2,189	143
Becton Dickinson	1,047	239
Biogen*	948	305
Boston Scientific*	6,028	158
Bristol-Myers Squibb	7,257	459
C.R. Bard	325	109

See Notes to Financial Statements.

P N C  S & P  5 0 0   I n d e x  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 7  ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — continued
Healthcare — continued
Cardinal Health	1,414	$84
Celgene*	3,416	344
Centene*	711	73
Cerner*	1,349	95
Cigna	1,104	234
Cooper	222	54
DaVita*	660	40
DENTSPLY SIRONA	998	67
Edwards Lifesciences*	929	109
Eli Lilly	4,301	364
Envision Healthcare*	541	17
Express Scripts Holding*	2,559	167
Gilead Sciences	5,958	446
HCA Healthcare*	1,240	105
Henry Schein*	740	53
Hologic*	1,274	53
Humana	656	171
IDEXX Laboratories*	381	60
Illumina*	640	147
Incyte*	818	81
Intuitive Surgical*	495	198
IQVIA Holdings*	688	70
Johnson & Johnson	11,546	1,609
Laboratory Corporation of America Holdings*	460	73
McKesson	972	144
Medtronic PLC (Ireland)	5,975	491
Merck	11,733	648
Mettler-Toledo International*	111	70
Mylan NV (Netherlands)*	2,372	87
Patterson	371	14
PerkinElmer	477	35
Perrigo PLC (Ireland)	558	49
Pfizer	25,411	921
Quest Diagnostics	616	61
Regeneron Pharmaceuticals*	368	133
ResMed	632	54
Stryker	1,406	219
Thermo Fisher Scientific	1,776	342
UnitedHealth Group	4,260	972
Universal Health Services, Cl B	389	42
Varian Medical Systems*	406	45
Vertex Pharmaceuticals*	1,151	166
Waters*	349	69
Zimmer Biomet Holdings	895	105
Zoetis	2,151	155

		13,758

Industrials — 10.1%
3M	2,540	618
A.O. Smith	627	40
Acuity Brands	197	34
Alaska Air Group	538	37
Allegion PLC (Ireland)	409	34
American Airlines Group	1,813	92
AMETEK	999	73
Arconic	1,653	41
Boeing	2,352	651
C.H. Robinson Worldwide	638	55
Caterpillar	2,533	358
Cintas	376	59
CSX	3,929	219

	Number of Shares	Value (000)

Cummins	686	$115
Danaher	2,653	250
Deere	1,391	208
Delta Air Lines	2,892	153
Dover	668	65
Eaton PLC (Ireland)	1,841	143
Emerson Electric	2,737	177
Equifax	705	80
Expeditors International of Washington	799	52
Fastenal	1,235	65
FedEx	1,067	247
Flowserve	551	23
Fluor	597	29
Fortive	1,292	96
Fortune Brands Home & Security	676	46
General Dynamics	1,226	254
General Electric	38,052	696
Honeywell International	3,332	520
IHS Markit (Bermuda)*	1,608	72
Illinois Tool Works	1,313	222
Ingersoll-Rand PLC (Ireland)	1,096	96
J.B. Hunt Transport Services	378	42
Jacobs Engineering Group	520	34
Johnson Controls International PLC (Ireland)	4,050	152
Kansas City Southern	452	51
L3 Technologies	338	67
Lockheed Martin	1,108	354
Masco	1,416	61
Nielsen Holdings PLC (United Kingdom)	1,431	53
Norfolk Southern	1,232	171
Northrop Grumman	770	237
PACCAR	1,500	106
Parker-Hannifin	558	105
Pentair PLC (Ireland)	700	50
Quanta Services*	664	25
Raytheon	1,276	244
Republic Services	990	64
Robert Half International	545	31
Rockwell Automation	535	103
Rockwell Collins	718	95
Roper Technologies	443	118
Snap-on	254	43
Southwest Airlines	2,350	143
Stanley Black & Decker	671	114
Stericycle*	367	24
Textron	1,114	62
TransDigm Group*	212	60
Union Pacific	3,341	423
United Continental Holdings*	1,114	71
United Parcel Service, Cl B	2,967	360
United Rentals*	368	59
United Technologies	3,178	386
Verisk Analytics*	699	67
W.W. Grainger	228	50
Waste Management	1,767	145
Xylem	785	54

		10,144

Information Technology — 22.0%
Accenture PLC, Cl A (Ireland)	2,696	399
Activision Blizzard	3,329	208
Adobe Systems*	2,189	397

See Notes to Financial Statements.

	Number of Shares	Value (000)
COMMON STOCKS — continued
Information Technology — continued
Advanced Micro Devices*	3,476	$38
Akamai Technologies*	735	41
Alliance Data Systems	212	51
Alphabet, Cl A*	1,324	1,372
Alphabet, Cl C*	1,342	1,371
Amphenol, Cl A	1,313	119
Analog Devices	1,558	134
ANSYS*	395	59
Apple	22,632	3,889
Applied Materials	4,429	234
Autodesk*	970	106
Automatic Data Processing	1,992	228
Broadcom (Singapore)	1,749	486
CA	1,396	46
Cadence Design Systems*	1,236	54
Cisco Systems	21,425	799
Citrix Systems*	626	55
Cognizant Technology Solutions, Cl A	2,581	187
Corning	3,879	126
CSRA	725	21
DXC Technology	1,243	119
eBay*	4,325	150
Electronic Arts*	1,350	144
F5 Networks*	277	37
Facebook, Cl A*	10,423	1,847
Fidelity National Information Services	1,473	139
Fiserv*	918	121
FLIR Systems	578	27
Gartner*	410	50
Harris	511	74
Hewlett Packard Enterprise	7,038	98
HP	7,243	155
Intel	19,733	885
International Business Machines	3,764	580
Intuit	1,069	168
Juniper Networks	1,608	45
KLA-Tencor	713	73
Lam Research	688	132
Microchip Technology	992	86
Micron Technology*	4,606	195
Microsoft	33,411	2,812
Motorola Solutions	716	67
NetApp	1,121	63
NVIDIA	2,408	483
Oracle	14,111	692
Paychex	1,389	93
PayPal Holdings*	4,881	370
Qorvo*	533	41
QUALCOMM	6,203	411
Red Hat*	782	99
salesforce.com*	3,071	320
Seagate Technology PLC (Ireland)	1,210	47
Skyworks Solutions	774	81
Symantec	2,582	75
Synopsys*	661	60
TE Connectivity (Switzerland)	1,499	142
Texas Instruments	4,192	408
Total System Services	771	57
VeriSign*	375	43
Western Digital	1,280	101
Western Union	2,025	40
Xerox	912	27

	Number of Shares	Value (000)

Xilinx	1,022	$71

		22,148

Materials — 2.9%
Air Products & Chemicals	929	151
Albemarle	452	61
Avery Dennison	375	43
Ball	1,544	62
CF Industries Holdings	1,004	38
DowDuPont	9,562	688
Eastman Chemical	637	59
Ecolab	1,150	156
FMC	576	54
Freeport-McMoRan*	6,095	85
International Flavors & Fragrances	343	53
International Paper	1,776	101
LyondellBasell Industries NV, Cl A (Netherlands)	1,379	144
Martin Marietta Materials	295	61
Monsanto	1,926	228
Mosaic	1,454	35
Newmont Mining	2,446	90
Nucor	1,438	83
Packaging Corporation of America	409	48
PPG Industries	1,104	129
Praxair	1,246	192
Sealed Air	831	40
Sherwin-Williams	367	147
Vulcan Materials	626	79
WestRock	1,101	69

		2,896

Real Estate — 2.9%
Alexandria Real Estate Equities REIT	409	52
American Tower REIT	1,894	273
Apartment Investment & Management, Cl A REIT	707	31
AvalonBay Communities REIT	619	112
Boston Properties REIT	669	84
CBRE Group, Cl A*	1,313	57
Crown Castle International REIT	1,811	205
Digital Realty Trust REIT	926	108
Duke Realty REIT	1,558	44
Equinix REIT	349	162
Equity Residential REIT	1,627	109
Essex Property Trust REIT	296	73
Extra Space Storage REIT	577	49
Federal Realty Investment Trust REIT	317	42
GGP REIT	2,696	63
HCP REIT	2,124	56
Host Hotels & Resorts REIT	3,249	64
Iron Mountain REIT	1,185	49
Kimco Realty REIT	1,844	34
Macerich REIT	468	30
Mid-America Apartment Communities REIT	501	51
Prologis REIT	2,304	153
Public Storage REIT	673	144
Realty Income REIT	1,200	66
Regency Centers REIT	644	44
SBA Communications REIT*	497	84
Simon Property Group REIT	1,329	215
SL Green Realty REIT	424	43
UDR REIT	1,200	47

See Notes to Financial Statements.

P N C  S & P  5 0 0  I n d e x  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 7  ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — continued
Real Estate — continued
Ventas REIT	1,576	$101
Vornado Realty Trust REIT	748	58
Welltower REIT	1,631	110
Weyerhaeuser REIT	3,384	120

		2,933

Telecommunication Services — 1.9%
AT&T	26,007	946
CenturyLink	4,203	62
Verizon Communications	17,353	883

		1,891

Utilities — 3.2%
AES	2,880	31
Alliant Energy	1,026	46
Ameren	1,076	69
American Electric Power	2,206	171
American Water Works	781	72
CenterPoint Energy	1,886	57
CMS Energy	1,266	63
Consolidated Edison	1,386	123
Dominion Energy	2,827	238
DTE Energy	803	93
Duke Energy	3,107	277
Edison International	1,430	116
Entergy	803	69
Eversource Energy	1,412	92
Exelon	4,301	179
FirstEnergy	1,997	68
NextEra Energy	2,043	323
NiSource	1,444	40
NRG Energy	1,385	38
PG&E	2,275	123
Pinnacle West Capital	498	46
PPL	3,034	111
Public Service Enterprise Group	2,263	120
SCANA	624	27
Sempra Energy	1,106	134
Southern	4,374	224
WEC Energy Group	1,405	98
Xcel Energy	2,295	118

		3,166

Total Common Stocks (Cost $29,996)		98,517

EXCHANGE-TRADED FUND — 0.4%
SPDR® S&P 500® ETF Trust	1,720	456

Total Exchange-Traded Fund (Cost $441)		456

	Number of Shares	Value (000)
MONEY MARKET FUND — 1.4%
PNC Government Money Market Fund, Class I Shares 0.920%† (A)	1,408,203	$1,408

Total Money Market Fund (Cost $1,408)		1,408

TOTAL INVESTMENTS — 99.8% (Cost $31,845)**		100,381

Other Assets & Liabilities – 0.2%		161

TOTAL NET ASSETS — 100.0%		$100,542

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $36,526.

Gross unrealized appreciation (000)	$64,344
Gross unrealized depreciation (000)	(489)

Net unrealized appreciation (000)	$63,855

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2017 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$98,517	$–	$–	$98,517

Exchange-Traded Fund	456	–	–	456

Money Market Fund	1,408	–	–	1,408

Total Assets - Investments in Securities	$100,381	$–	$–	$100,381

There were no transfers between Levels during the six-month period ended November 30, 2017.

See Notes to Financial Statements.

P N C  S m a l l  C a p  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 7  ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 98.6%
Consumer Discretionary — 19.5%
Camping World Holdings, Cl A	347,663	$16,118
Dorman Products*	225,044	15,373
Fox Factory Holding*	267,835	10,446
Helen of Troy (Bermuda)*	110,750	9,901
Hooker Furniture	164,769	8,238
Installed Building Products*	247,326	19,056
LCI Industries	232,142	30,387
Lithia Motors, Cl A	256,844	30,125
Madison Square Garden, Cl A*	82,897	17,960

		157,604

Financials — 23.7%
Allegiance Bancshares*	59,758	2,381
AMERISAFE	188,493	12,375
Artisan Partners Asset Management, Cl A	212,152	8,380
Bank of the Ozarks	588,064	28,356
Credit Acceptance*#	99,771	30,221
Diamond Hill Investment Group*	51,455	10,860
Eagle Bancorp*	229,536	15,184
Home BancShares	627,832	14,942
LegacyTexas Financial Group	393,709	16,485
National General Holdings	622,100	13,145
PRA Group*	454,326	15,811
RLI	317,899	18,988
Veritex Holdings*	148,459	4,130

		191,258

Healthcare — 7.3%
AMN Healthcare Services*	521,263	26,167
Neogen*	386,170	32,400

		58,567

Industrials — 29.2%
Alamo Group	80,303	9,472
Colfax*	164,185	6,118
Dycom Industries*	133,936	14,381
EnerSys	210,602	14,550
Exponent	251,668	19,001
GP Strategies*	123,066	2,831
HEICO	288,240	26,045
Insperity	198,638	23,419
John Bean Technologies	158,197	18,944
KLX*	209,201	11,738
On Assignment*	373,177	23,868
Patrick Industries*	176,599	17,872
REV Group	406,323	11,096
Universal Forest Products	355,978	13,941
WageWorks*	296,659	19,031
Willdan Group*	122,586	3,106

		235,413

Information Technology — 9.6%
ePlus*	197,085	16,003
OSI Systems*	190,312	16,493
RealPage*	203,318	9,221
Tyler Technologies*	101,439	18,555
WEX*	133,889	17,234

		77,506

Materials — 3.9%
Balchem	194,318	16,958

Number of Shares		Value (000)

Neenah Paper	159,170	$ 14,230
		31,188

Real Estate — 5.4%
Colliers International Group (Canada) (A)	243,167	14,833
FirstService (Canada) (A)	322,996	21,993
RE/MAX Holdings, Cl A	126,187	6,732

		43,558

Total Common Stocks (Cost $485,529)		795,094

MONEY MARKET FUND — 1.4%
PNC Government Money Market Fund, Class I Shares 0.920%† (B)	11,356,888	11,357

Total Money Market Fund (Cost $11,357)		11,357

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned – 100.0% (Cost $496,886)		806,451

SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 3.8%
Affiliated Money Market Fund — 3.7%
PNC Government Money Market Fund, Class I Shares 0.920%† (B)	29,980,512	29,981

Money Market Fund — 0.1%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class 0.974% (B)	458,284	458

Total Short-Term Investments Purchased With Collateral From Securities Loaned (Cost $30,439)‡		30,439

TOTAL INVESTMENTS — 103.8% (Cost $527,325)**		836,890

Other Assets & Liabilities – (3.8)%		(30,365)

TOTAL NET ASSETS — 100.0%		$806,525

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $538,652.

Gross unrealized appreciation (000)	$300,412
Gross unrealized depreciation (000)	(2,174)

Net unrealized appreciation (000)	$298,238

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $29,702 (000).
‡	See Note 9 in Notes to Financial Statements.
(A)	Security deemed to be partially illiquid. Total value of illiquid portion of such securities is $4,556 (000) and represents 0.6% of net assets as of November 30, 2017.
(B)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2017 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$795,094	$–	$–	$795,094

Money Market Fund	11,357	–	–	11,357

Short-Term Investments Purchased With Collateral From Securities Loaned	30,439	–	–	30,439

Total Assets - Investments in Securities	$836,890	$–	$–	$836,890

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value. As of November 30, 2017, such liabilities are categorized within the valuation hierarchy as follows:

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Liabilities:

Payable for collateral received for loaned securities	$–	$30,439	$–	$30,439

Total Liabilities - Collateral Received for Loaned Securities	$–	$30,439	$–	$30,439

There were no transfers between Levels during the six-month period ended November 30, 2017.

See Notes to Financial Statements.

P N C  E q u i t y  F u n d s

S T A T E M E N T S  O F  A S S E T S  A N D  L I A B I L I T I E S  ( 0 0 0 )

N o v e m b e r  3 0,  2 0 1 7  ( U n a u d i t e d )

	Balanced Allocation Fund	Emerging Markets Equity Fund	International Equity Fund	International Growth Fund
ASSETS
Investments in non-affiliates at value(1)	$18,153	$12,786	$1,107,886	$6,903
Investments in affiliates at value	4,155	530	114,684	569
Short-term investment in non-affiliates held as collateral for loaned securities at value	1	2	335	1
Short-term investment in affiliates purchased with collateral from securities loaned at value	40	140	21,924	82
Cash	–	3	–	–
Initial margin held by broker for open futures contracts	–	–	318	–
Receivable for investments sold	144	–	4,609	–
Receivable for shares of beneficial interest issued	1	–	759	–
Variation margin receivable from broker for open futures contracts	–	–	67	–
Dividends and interest receivable	82	1	2,539	7
Foreign currency, at value(2)	–	–	102	–
Receivable from Adviser	5	–	–	4
Prepaid expenses	25	1	43	1
Other assets	22	4	152	4

Total Assets	22,628	13,467	1,253,418	7,571

LIABILITIES
Cash overdraft	–	–	10	–
Payable for collateral received for loaned securities	41	142	22,259	83
Payable for shares of beneficial interest redeemed	13	–	1,812	–
Payable for investment securities purchased	240	–	1,854	22
Investment advisory fees payable	–	1	839	–
12b-1 fees payable:
Class A	5	–	38	–
Class C	1	–	3	–
Shareholder servicing fees payable:
Class A	3	–	20	–
Class C	–	–	1	–
Administration fees payable	4	3	61	3
Custodian fees payable	3	10	118	8
Transfer agent fees payable	37	6	110	12
Trustees’ deferred compensation payable	22	4	152	4
Trustees’ fees payable	4	4	20	4
Other liabilities	53	31	118	48

Total Liabilities	426	201	27,415	184

TOTAL NET ASSETS	$22,202	$13,266	$1,226,003	$7,387

Investments in non-affiliates at cost	$15,145	$9,677	$858,384	$4,899
Investments in affiliates at cost	3,156	512	113,660	542
Short-term investment in non-affiliates held as collateral for loaned securities at cost	1	2	335	1
Short-term investment in affiliates purchased with collateral from securities loaned at cost	40	140	21,924	82
(1) Includes securities on loan with a value of	40	138	21,636	81
(2) Foreign currency, at cost	–	–	102	–

See Notes to Financial Statements.

	Balanced Allocation Fund	Emerging Markets Equity Fund	International Equity Fund	International Growth Fund
NET ASSETS:
Paid-in Capital (Unlimited Authorization — No Par Value)	$15,927	$10,035	$951,907	$5,237
Undistributed (Distributions in Excess of) Net Investment Income	30	24	12,159	21
Accumulated Net Realized Gain (Loss) on Investments and Futures	2,238	80	9,693	98
Net Unrealized Appreciation/Depreciation of Foreign Currency and Translation of Other Assets and Liabilities in Foreign Currency	–	–	5	–
Net Unrealized Appreciation/Depreciation on Investments and Futures	4,007	3,127	252,239	2,031

Total Net Assets	$22,202	$13,266	$1,226,003	$7,387

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Class I	$12,388,599	$13,265,860	$1,151,939,530	$7,344,237

Class I shares outstanding	843,496	1,003,044	47,515,310	514,508

Net Asset Value, Offering and Redemption Price Per Share	$14.69	$13.23	$24.24	$14.27

Net assets applicable to Class A	$9,249,249	N/A	$70,445,286	$43,106

Class A shares outstanding	627,176	N/A	2,937,263	3,023

Net Asset Value and Redemption Price Per Share	$14.75	N/A	$23.98	$14.26

Maximum Offering Price Per Share(3)	$15.49	N/A	$25.38	$15.09

Maximum Sales Charge Per Share	4.75%	N/A	5.50%	5.50%

Net assets applicable to Class C	$563,231	N/A	$3,618,355	N/A

Class C shares outstanding	38,806	N/A	157,869	N/A

Net Asset Value and Offering Price Per Share(4)	$14.51	N/A	$22.92	N/A

Net assets applicable to Class T	$1,207.60	N/A	N/A	N/A

Class T shares outstanding	81.29	N/A	N/A	N/A

Net Asset Value and Redemption Price Per Share	$14.86	N/A	N/A	N/A

Maximum Offering Price Per Share(3)	$15.39	N/A	N/A	N/A

Maximum Sales Charge Per Share	3.50%	N/A	N/A	N/A

(3)	Net asset value divided by (100% less maximum sales charge), adjusted to nearest cent.

(4)	Class C Shares are sold with a contingent deferred sales charge.

See Notes to Financial Statements.

P N C  E q u i t y  F u n d s

S T A T E M E N T S  O F  A S S E T S  A N D  L I A B I L I T I E S  ( 0 0 0 )

N o v e m b e r  3 0 ,  2 0 1 7  ( U n a u d i t e d )

	Multi-Factor All Cap Fund	Multi-Factor Large Cap Growth Fund	Multi-Factor Large Cap Value Fund
ASSETS
Investments in non-affiliates at value(1)	$9,686	$92,279	$103,648
Investments in affiliates at value	260	3,458	3,434
Short-term investment in non-affiliates held as collateral for loaned securities at value	4	13	8
Short-term investment in affiliates purchased with collateral from securities loaned at value	290	833	532
Receivable for shares of beneficial interest issued	–	126	101
Dividends and interest receivable	33	93	226
Receivable from Adviser	9	–	–
Prepaid expenses	18	20	26
Other assets	15	38	51

Total Assets	10,315	96,860	108,026

LIABILITIES
Payable for collateral received for loaned securities	294	846	540
Payable for shares of beneficial interest redeemed	–	82	49
Investment advisory fees payable	–	12	14
12b-1 fees payable:
Class A	2	21	27
Class C	–	1	–
Shareholder servicing fees payable:
Class A	1	4	7
Administration fees payable	3	7	7
Custodian fees payable	1	2	3
Transfer agent fees payable	24	103	106
Trustees’ deferred compensation payable	15	38	51
Trustees’ fees payable	4	6	6
Other liabilities	29	48	52

Total Liabilities	373	1,170	862

TOTAL NET ASSETS	$9,942	$95,690	$107,164

Investments in non-affiliates at cost	$8,919	$77,102	$95,174
Investments in affiliates at cost	256	3,358	3,380
Short-term investment in non-affiliates held as collateral for loaned securities at cost	4	13	8
Short-term investment in affiliates purchased with collateral from securities loaned at cost	290	833	532
(1) Includes securities on loan with a value of	293	832	527

See Notes to Financial Statements.

	Multi-Factor All Cap Fund	Multi-Factor Large Cap Growth Fund	Multi-Factor Large Cap Value Fund

NET ASSETS:
Paid-in Capital (Unlimited Authorization — No Par Value)	$30,670	$81,311	$139,608
Undistributed (Distributions in Excess of) Net Investment Income	26	380	266
Accumulated Net Realized Gain (Loss) on Investments and Futures	(21,525)	(1,278)	(41,238)
Net Unrealized Appreciation/Depreciation on Investments and Futures	771	15,277	8,528

Total Net Assets	$9,942	$95,690	$107,164

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Class I	$7,135,111	$79,282,316	$83,814,514

Class I shares outstanding	337,985	2,091,423	3,322,892

Net Asset Value, Offering and Redemption Price Per Share	$21.11	$37.91	$25.22

Net assets applicable to Class A	$2,567,941	$15,770,028	$23,186,303

Class A shares outstanding	124,311	425,105	921,265

Net Asset Value and Redemption Price Per Share	$20.66	$37.10	$25.17

Maximum Offering Price Per Share(2)	$21.86	$39.26	$26.63

Maximum Sales Charge Per Share	5.50%	5.50%	5.50%

Net assets applicable to Class C	$239,064	$637,899	$163,608

Class C shares outstanding	12,594	19,013	6,626

Net Asset Value and Offering Price Per Share(3)	$18.98	$33.55	$24.69

(2)	Net asset value divided by (100% less maximum sales charge), adjusted to nearest cent.

(3)	Class C Shares are sold with a contingent deferred sales charge.

See Notes to Financial Statements.

P N C  E q u i t y  F u n d s

S T A T E M E N T S  O F  A S S E T S  A N D  L I A B I L I T I E S  ( 0 0 0 )

N o v e m b e r  3 0 ,  2 0 1 7  ( U n a u d i t e d )

	Multi-Factor Small Cap Core Fund	Multi-Factor Small Cap Growth Fund	Multi-Factor Small Cap Value Fund
ASSETS
Investments in non-affiliates at value(1)	$415,712	$156,231	$29,522
Investments in affiliates at value	2,919	1,497	155
Short-term investment in non-affiliates held as collateral for loaned securities at value	176	27	20
Short-term investment in affiliates purchased with collateral from securities loaned at value	11,485	1,777	1,292
Receivable for investments sold	4,870	1,075	–
Receivable for shares of beneficial interest issued	268	148	4
Dividends and interest receivable	427	104	32
Prepaid expenses	39	23	19
Other assets	32	20	23

Total Assets	435,928	160,902	31,067

LIABILITIES
Payable for collateral received for loaned securities	11,661	1,804	1,312
Payable for shares of beneficial interest redeemed	378	1,418	115
Payable for investment securities purchased	6,549	–	–
Investment advisory fees payable	224	76	3
12b-1 fees payable:
Class A	64	31	9
Class C	1	5	1
Shareholder servicing fees payable:
Class A	30	16	4
Class C	1	5	1
Administration fees payable	21	10	4
Custodian fees payable	10	6	3
Transfer agent fees payable	95	91	39
Trustees’ deferred compensation payable	32	20	23
Trustees’ fees payable	10	6	4
Other liabilities	87	48	32

Total Liabilities	19,163	3,536	1,550

TOTAL NET ASSETS	$416,765	$157,366	$29,517

Investments in non-affiliates at cost	$332,932	$120,780	$25,564
Investments in affiliates at cost	2,919	1,497	155
Short-term investment in non-affiliates held as collateral for loaned securities at cost	176	27	20
Short-term investment in affiliates purchased with collateral from securities loaned at cost	11,485	1,777	1,292
(1) Includes securities on loan with a value of	11,504	1,827	1,268

See Notes to Financial Statements.

	Multi-Factor Small Cap Core Fund	Multi-Factor Small Cap Growth Fund	Multi-Factor Small Cap Value Fund

NET ASSETS:

Paid-in Capital (Unlimited Authorization — No Par Value)	$326,027	$114,817	$48,387
Undistributed (Accumulated) Net Investment Income (Loss)	729	324	852
Accumulated Net Realized Gain (Loss) on Investments and Futures	7,229	6,774	(23,680)
Net Unrealized Appreciation/Depreciation on Investments and Futures	82,780	35,451	3,958

Total Net Assets	$416,765	$157,366	$29,517

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Class I	$323,265,642	$101,870,689	$16,150,536

Class I shares outstanding	11,984,143	3,971,040	656,055

Net Asset Value, Offering and Redemption Price Per Share	$26.97	$25.65	$24.62

Net assets applicable to Class A	$92,387,094	$48,018,776	$12,199,017

Class A shares outstanding	3,457,138	1,913,925	539,955

Net Asset Value and Redemption Price Per Share	$26.72	$25.09	$22.59

Maximum Offering Price Per Share(2)	$28.28	$26.55	$23.90

Maximum Sales Charge Per Share	5.50%	5.50%	5.50%

Net assets applicable to Class C	$1,111,802	$7,476,127	$1,167,741

Class C shares outstanding	41,498	308,722	58,316

Net Asset Value and Offering Price Per Share(3)	$26.79	$24.22	$20.02

(2)	Net asset value divided by (100% less maximum sales charge), adjusted to nearest cent.

(3)	Class C Shares are sold with a contingent deferred sales charge.

See Notes to Financial Statements.

P N C  E q u i t y  F u n d s

S T A T E M E N T S  O F  A S S E T S  A N D  L I A B I L I T I E S  ( 0 0 0 )

N o v e m b e r  3 0 ,  2 0 1 7 ( U n a u d i t e d )

	S&P 500 Index Fund	Small Cap Fund
ASSETS
Investments in non-affiliates at value(1)	$ 98,429	$795,094
Investments in affiliates at value	1,952	11,357
Short-term investment in non-affiliates held as collateral for loaned securities at value	–	458
Short-term investment in affiliates purchased with collateral from securities loaned at value	–	29,981
Receivable for investments sold	1	671
Receivable for shares of beneficial interest issued	18	361
Dividends and interest receivable	241	1,377
Receivable from Adviser	15	–
Prepaid expenses	39	38
Other assets	45	143

Total Assets	100,740	839,480

LIABILITIES
Payable for collateral received for loaned securities	–	30,439
Payable for shares of beneficial interest redeemed	21	850
Payable for investment securities purchased	–	484
Investment advisory fees payable	–	526
12b-1 fees payable:
Class A	–	8
Class C	5	13
Shareholder servicing fees payable:
Class A	5	14
Class C	4	4
Administration fees payable	8	39
Custodian fees payable	14	11
Transfer agent fees payable	44	203
Trustees’ deferred compensation payable	45	143
Trustees’ fees payable	7	26
Other liabilities	45	195

Total Liabilities	198	32,955

TOTAL NET ASSETS	$100,542	$806,525

Investments in non-affiliates at cost	$ 30,276	$485,529
Investments in affiliates at cost	1,569	11,357
Short-term investment in non-affiliates held as collateral for loaned securities at cost	–	458
Short-term investment in affiliates purchased with collateral from securities loaned at cost	–	29,981
(1) Includes securities on loan with a value of	–	29,702

See Notes to Financial Statements.

	S&P 500 Index Fund		Small Cap Fund
NET ASSETS:

Paid-in Capital (Unlimited Authorization — No Par Value)	$–		$432,746
Undistributed (Distributions in Excess of) Net Investment Income	324		(1,664)
Accumulated Net Realized Gain (Loss) on Investments and Futures	31,682	*	65,878
Net Unrealized Appreciation/Depreciation on Investments and Futures	68,536		309,565

Total Net Assets	$100,542		$806,525

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Class I	$73,276,457		$739,521,905

Class I shares outstanding	3,691,157		27,587,603

Net Asset Value, Offering and Redemption Price Per Share	$19.85		$26.81

Net assets applicable to Class A	$16,587,955		$46,381,352

Class A shares outstanding	839,136		1,790,518

Net Asset Value and Redemption Price Per Share	$19.77		$25.90

Maximum Offering Price Per Share(2)	$20.28		$27.41

Maximum Sales Charge Per Share	2.50%		5.50%

Net assets applicable to Class C	$7,812,598		$20,622,123

Class C shares outstanding	400,321		880,242

Net Asset Value and Offering Price Per Share(3)	$19.52		$23.43

Net assets applicable to Class R4	$2,777,182		N/A

Class R4 shares outstanding	139,966		N/A

Net Asset Value and Offering Price Per Share	$19.84		N/A

Net assets applicable to Class R5	$87,835		N/A

Class R5 shares outstanding	4,431		N/A

Net Asset Value and Offering Price Per Share	$19.82		N/A

(2)	Net asset value divided by (100% less maximum sales charge), adjusted to nearest cent.

(3)	Class C Shares are sold with a contingent deferred sales charge.

* Includes the excess of capital shares redeemed over proceeds from capital shares sold and shares issued for reinvestment of dividends in the amount of $13,520 (000).

See Notes to Financial Statements.

P N C  E q u i t y  F u n d s

S T A T E M E N T S  O F  O P E R A T I O N S ( 0 0 0 )

F o r  t h e  S i x - M o n t h  P e r i o d  E n d e d  N o v e m b e r  3 0 ,  2 0 1 7  ( U n a u d i t e d )

	Balanced Allocation Fund	Emerging Markets Equity Fund	International Equity Fund	International Growth Fund
Investment Income:
Dividends from unaffiliated investments	$93	$83	$8,621	$30
Dividends from affiliated investments(1)	20	4	415	4
Interest	133	–	7	–
Security lending income (net of fees)(2)	–	–	389	–
Less: foreign taxes withheld	(1)	(9)	(471)	(2)

Total Investment Income	245	78	8,961	32
Expenses:
Investment advisory fees	83	62	5,144	28
Administration fees	8	6	285	5
12b-1 fees:
Class A	1	–	16	–
Class C	2	–	12	–
Shareholder servicing fees:
Class A	12	–	79	–
Class C	1	–	4	–
Transfer agent fees	31	5	96	10
Commitment fees	–	–	2	–
Custodian fees	4	11	116	7
Professional fees	22	21	81	17
Pricing service fees	20	11	18	14
Printing and shareholder reports	4	7	36	2
Registration and filing fees	29	1	37	4
Trustees’ fees	7	6	49	7
Miscellaneous	2	1	51	–

Total Expenses	226	131	6,026	94
Less:
Waiver of investment advisory fees(1)	(83)	(54)	(330)	(28)
Advisor expense reimbursement(1)	(23)	–	–	(36)

Net Expenses	120	77	5,696	30

Net Investment Income (Loss)	125	1	3,265	2
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on unaffiliated investments sold	426	87	13,499	164
Net realized gain (loss) on affiliated investments sold(1)	15	–	144	2
Net realized gain (loss) on futures	–	–	(174)	–
Net realized gain (loss) on foreign currency transactions	–	(3)	(142)	(1)
Net change in unrealized appreciation/depreciation on unaffiliated investments	586	2,034	97,715	688
Net change in unrealized appreciation/depreciation on affiliated investments	381	17	344	16
Net change in unrealized appreciation/depreciation on futures	–	–	1,735	–
Net change in unrealized appreciation/depreciation on foreign currency translation	–	–	25	–

Net Gain (Loss) on Investments	1,408	2,135	113,146	869

Payment by Affiliate(3)	–	–	4	–

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,533	$2,136	$116,415	$871

(1)	See Note 3 in Notes to Financial Statements.
(2)	See Note 9 in Notes to Financial Statements.
(3)	See Note 11 in Notes to Financial Statements.

See Notes to Financial Statements.

Multi-Factor All Cap Fund	Multi-Factor Large Cap Growth Fund	Multi-Factor Large Cap Value Fund	Multi-Factor Small Cap Core Fund	Multi-Factor Small Cap Growth Fund

$87	$548	$1,115	$2,176	$585
2	12	19	33	9
1	–	–	–	–
3	4	3	71	64
(1)	–	–	–	(4)

92	564	1,137	2,280	654

29	253	289	1,644	640
5	25	29	100	40

1	4	6	23	12
1	2	1	3	30

3	19	27	110	56
–	1	–	1	10
20	89	91	78	74
–	–	–	2	2
3	3	4	9	5
16	22	23	42	27
5	2	3	3	3
3	22	23	36	16
21	23	26	48	27
7	11	10	26	14
1	6	8	36	14

115	482	540	2,161	970

(29)	(157)	(165)	(368)	(216)
(47)	–	–	–	–

39	325	375	1,793	754

53	239	762	487	(100)

386	5,048	2,975	10,683	2,443
14	116	39	99	–
–	–	–	–	–
–	–	–	–	–
859	8,246	6,386	31,121	14,161
1	36	62	12	–
–	–	–	–	–
–	–	–	–	–

1,260	13,446	9,462	41,915	16,604

–	–	–	–	–

$1,313	$13,685	$10,224	$42,402	$16,504

See Notes to Financial Statements.

P N C  E q u i t y  F u n d s

S T A T E M E N T S  O F  O P E R A T I O N S  ( 0 0 0 )

F o r  t h e  S i x - M o n t h  P e r i o d  E n d e d  N o v e m b e r  3 0 ,  2 0 1 7  ( U n a u d i t e d )

	Multi-Factor Small Cap Value Fund	S&P 500 Index Fund	Small Cap Fund
Investment Income:
Dividends from unaffiliated investments	$ 372	$ 1,343	$3,179
Dividends from affiliated investments(1)	1	11	84
Interest	–	3	–
Security lending income (net of fees)(2)	63	1	222
Less: foreign taxes withheld	(1)	–	(18)
Total Investment Income	435	1,358	3,467
Expenses:
Investment advisory fees	127	79	3,640
Administration fees	10	36	205
12b-1 fees:
Class A	3	–	–
Class C	4	27	77
Shareholder servicing fees:
Class A	14	19	55
Class C	2	10	26
Class R4	–	2	–
Transfer agent fees	32	37	169
Commitment fees	1	–	2
Custodian fees	2	15	11
Professional fees	18	28	68
Pricing service fees	3	12	1
Printing and shareholder reports	7	5	79
Registration and filing fees	21	38	47
Trustees’ fees	8	14	40
Miscellaneous	4	18	89
Total Expenses	256	340	4,509
Less:
Waiver of investment advisory fees(1)	(106)	(79)	(353)
Advisor expense reimbursement(1)	–	(70)	–
Net Expenses	150	191	4,156
Net Investment Income (Loss)	285	1,167	(689)
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on unaffiliated investments sold	678	39,269	60,128
Net realized gain (loss) on affiliated investments sold(1)	–	211	–
Net change in unrealized appreciation/depreciation on unaffiliated investments	2,120	(27,923)	69,542
Net change in unrealized appreciation/depreciation on affiliated investments	–	(87)	–
Net Gain (Loss) on Investments	2,798	11,470	129,670
Net Increase (Decrease) in Net Assets Resulting from Operations	$3,083	$ 12,637	$128,981

(1)	See Note 3 in Notes to Financial Statements.
(2)	See Note 9 in Notes to Financial Statements.

See Notes to Financial Statements.

THIS PAGE INTENTIONALLY LEFT BLANK

P N C  E q u i t y  F u n d s

S T A T E M E N T S   O F   C H A N G E S   I N   N E T   A S S E T S   ( 0 0 0 )  ( U n a u d i t e d )

	Balanced Allocation Fund		Emerging Markets Equity Fund		International Equity Fund
	For the Six-Month Period Ended November 30, 2017	For the Year Ended May 31, 2017	For the Six-Month Period Ended November 30, 2017	For the Period March 31, 2017** - May 31, 2017	For the Six-Month Period Ended November 30, 2017	For the Year Ended May 31, 2017
Investment Activities:
Net investment income (loss)	$125	$528	$1	$30	$3,265	$9,678
Net realized gain (loss) on investments sold, futures and foreign currency transactions	441	2,662	84	(27)	13,327	43,659
Net change in unrealized appreciation/ depreciation on investments, futures and foreign currency translation	967	(388)	2,051	1,076	99,819	111,672
Payment by Affiliate	–	–	–	16	4 (1)	–
Net increase (decrease) in net assets resulting from operations	1,533	2,802	2,136	1,095	116,415	165,009
Dividends to Shareholders
Dividends from net investment income:
Class I	(98)	(528)	–	–	–	(7,653)
Class A	(50)	(82)	–	–	–	(299)
Class C	–	(2)	–	–	–	(1)
Distributions from net realized gains:
Class I	–	(307)	–	–	–	–
Class A	–	(58)	–	–	–	–
Class C	–	(4)	–	–	–	–
Total dividends and distributions	(148)	(981)	–	–	–	(7,953)
Share Transactions:
Proceeds from shares issued:
Class I	720	996	23	10,012	155,661	182,649
Class A	108	323	–	–	9,990	39,928
Class C	2	33	–	–	642	705
Reinvestment of dividends and distributions:
Class I	94	816	–	–	–	4,534
Class A	47	133	–	–	–	268
Class C	–	6	–	–	–	–
Total proceeds from shares issued and reinvested	971	2,307	23	10,012	166,293	228,084
Value of shares redeemed:
Class I	(2,338)	(38,681)	–	–	(108,864)	(107,794)
Class A	(866)	(1,360)	–	–	(4,735)	(25,127)
Class C	(28)	(148)	–	–	(440)	(1,186)
Total value of shares redeemed	(3,232)	(40,189)	–	–	(114,039)	(134,107)
Increase (decrease) in net assets from share transactions	(2,261)	(37,882)	23	10,012	52,254	93,977
Total increase (decrease) in net assets	(876)	(36,061)	2,159	11,107	168,669	251,033
Net Assets:
Beginning of period	23,078	59,139	11,107	–	1,057,334	806,301
End of period*	$22,202	$23,078	$13,266	$11,107	$1,226,003	$1,057,334

*Including undistributed net investment income	$30	$53	$24	$23	$12,159	$8,894

**Commencement of operations.

(1)See Note 11 in Notes to Financial Statements.

See Notes to Financial Statements.

.

International Growth Fund		Multi-Factor All Cap Fund		Multi-Factor Large Cap Growth Fund		Multi-Factor Large Cap Value Fund
For the Six-Month Period Ended November 30, 2017	For the Year Ended May 31, 2017	For the Six-Month Period Ended November 30, 2017	For the Year Ended May 31, 2017	For the Six-Month Period Ended November 30, 2017	For the Year Ended May 31, 2017	For the Six-Month Period Ended November 30, 2017	For the Year Ended May 31, 2017

$2	$28	$53	$204	$239	$447	$762	$1,401
165	(68)	400	4,627	5,164	14,666	3,014	15,895
704	1,076	860	(2,575)	8,282	(1,021)	6,448	(6,893)
–	–	–	–	–	–	–	–

871	1,036	1,313	2,256	13,685	14,092	10,224	10,403

–	(25)	(88)	(159)	–	(441)	(834)	(778)
–	–	(22)	(16)	–	(176)	(181)	(401)
–	–	(2)	–	–	–	(1)	(1)

–	(7)	–	–	–	–	–	–
–	–	–	–	–	–	–	–
–	–	–	–	–	–	–	–
–	(32)	(112)	(175)	–	(617)	(1,016)	(1,180)

24	2,150	861	754	11,404	41,651	11,602	40,433
6	12	52	66	40	23,457	42	32,206
–	–	–	3	3	23	–	25

–	32	40	89	–	220	573	393
–	–	21	15	–	155	163	361
–	–	–	–	–	–	1	–

30	2,194	974	927	11,447	65,506	12,381	73,418

–	–	(3,578)	(17,996)	(18,679)	(44,161)	(18,344)	(41,652)
(6)	(1)	(220)	(1,622)	(1,057)	(41,123)	(1,532)	(48,915)
–	–	(45)	(30)	(70)	(450)	(28)	(51)
(6)	(1)	(3,843)	(19,648)	(19,806)	(85,734)	(19,904)	(90,618)

24	2,193	(2,869)	(18,721)	(8,359)	(20,228)	(7,523)	(17,200)
895	3,197	(1,668)	(16,640)	5,326	(6,753)	1,685	(7,977)

6,492	3,295	11,610	28,250	90,364	97,117	105,479	113,456
$7,387	$6,492	$9,942	$11,610	$95,690	$90,364	$107,164	$105,479

$21	$19	$26	$85	$380	$141	$266	$520

See Notes to Financial Statements.

P N C  E q u i t y  F u n d s

S T A T E M E N T S  O F  C H A N G E S  I N  N E T  A S S E T S  ( 0 0 0 )  ( U n a u d i t e d )

	Multi-Factor Small Cap Core Fund		Multi-Factor Small Cap Growth Fund
	For the Six-Month Period Ended November 30, 2017	For the Year Ended May 31, 2017	For the Six-Month Period Ended November 30, 2017	For the Year Ended May 31, 2017
Investment Activities:
Net investment income (loss)	$487	$903	$(100)	$407
Net realized gain (loss) on investments sold and futures	10,782	3,004	2,443	5,555
Net change in unrealized appreciation/depreciation on investments and futures	31,133	37,091	14,161	11,929
Net increase (decrease) in net assets resulting from operations	42,402	40,998	16,504	17,891
Dividends and Distributions to Shareholders:
Dividends from net investment income:
Class I	–	(1,006)	–	–
Class A	–	(283)	–	–
Class C	–	–	–	–
Class R4	–	–	–	–
Class R5	–	–	–	–
Distributions from net realized gains:
Class I	–	–	–	–
Class A	–	–	–	–
Class C	–	–	–	–
Class R4	–	–	–	–
Class R5	–	–	–	–
Total dividends and distributions	–	(1,289)	–	–
Share Transactions:
Proceeds from shares issued:
Class I	50,167	171,099	14,751	59,816
Class A	12,918	39,819	5,458	13,357
Class C	527	602	443	2,259
Class R4	–	–	–	–
Class R5	–	–	–	–
Reinvestment of dividends and distributions:
Class I	–	441	–	–
Class A	–	194	–	–
Class C	–	–	–	–
Class R4	–	–	–	–
Class R5	–	–	–	–
Total proceeds from shares issued and reinvested	63,612	212,155	20,652	75,432
Value of shares redeemed:
Class I	(28,529)	(40,625)	(17,778)	(25,015)
Class A	(23,583)	(32,153)	(6,443)	(12,815)
Class C	(102)	(7)	(2,377)	(2,531)
Class R4	–	–	–	–
Class R5	–	–	–	–
Total value of shares redeemed	(52,214)	(72,785)	(26,598)	(40,361)
Increase (decrease) in net assets from share transactions	11,398	139,370	(5,946)	35,071
Total increase (decrease) in net assets	53,800	179,079	10,558	52,962
Net Assets:
Beginning of period	362,965	183,886	146,808	93,846
End of period*	$416,765	$362,965	$157,366	$146,808

*Including undistributed (distributions in excess of) net investment income	$729	$242	$324	$424

See Notes to Financial Statements.

Multi-Factor Small Cap Value Fund		S&P 500 Index Fund		Small Cap Fund
For the Six-Month Period Ended November 30, 2017	For the Year Ended May 31, 2017	For the Six-Month Period Ended November 30, 2017	For the Year Ended May 31, 2017	For the Six-Month Period Ended November 30, 2017	For the Year Ended May 31, 2017

$285	$523	$1,167	$3,025	$(689)	$(448)
678	1,962	39,480	17,185	60,128	30,858

2,120	1,153	(28,010)	5,402	69,542	78,179

3,083	3,638	12,637	25,612	128,981	108,589

–	(394)	(1,378)	(2,195)	–	–
–	(295)	(179)	(241)	–	–
–	(30)	(57)	(54)	–	–
–	–	(35)	(69)	–	–
–	–	(1)	(10)	–	–

–	–	–	(4,915)	–	–
–	–	–	(605)	–	–
–	–	–	(266)	–	–
–	–	–	(176)	–	–
–	–	–	(23)	–	–
–	(719)	(1,650)	(8,554)	–	–

1,488	8,215	3,440	14,373	26,231	233,465
421	1,241	1,504	3,370	5,448	16,880
13	91	144	854	144	1,442
–	–	243	924	–	–
–	–	25	478	–	–

–	226	871	5,493	–	–
–	283	168	814	–	–
–	22	54	307	–	–
–	–	35	245	–	–
–	–	1	33	–	–

1,922	10,078	6,485	26,891	31,823	251,787

(3,658)	(6,780)	(64,991)	(46,752)	(199,384)	(586,453)
(1,509)	(2,098)	(4,013)	(8,696)	(11,352)	(42,807)
(224)	(559)	(251)	(1,735)	(4,437)	(9,918)
–	–	(991)	(3,317)	–	–
–	–	(311)	(779)	–	–
(5,391)	(9,437)	(70,557)	(61,279)	(215,173)	(639,178)

(3,469)	641	(64,072)	(34,388)	(183,350)	(387,391)

(386)	3,560	(53,085)	(17,330)	(54,369)	(278,802)
29,903	26,343	153,627	170,957	860,894	1,139,696
$29,517	$29,903	$100,542	$153,627	$806,525	$860,894

$852	$567	$324	$807	$(1,664)	$(975)

See Notes to Financial Statements.

P N C  F i x e d  I n c o m e  a n d  T a x  E x e m p t  B o n d  F u n d s

S U M M A R Y  O F  P O R T F O L I O  H O L D I N G S

( U n a u d i t e d )

The tables below and on the following page present portfolio holdings as a percentage of total investments before collateral for loaned securities for each of the PNC Fixed Income and Tax Exempt Bond Funds as of November 30, 2017.

Bond Fund

Corporate Bonds	39.3%
Federal National Mortgage Association	21.7
U.S. Treasury Notes	12.3
Asset-Backed Securities	9.1
U.S. Treasury Bonds	8.4
U.S. Treasury Inflation Indexed Bond	2.2
Government National Mortgage Association	2.1
Money Market Fund	2.1
Federal Home Loan Mortgage Corporation	1.1
Commercial Mortgage-Backed Security	1.0
Transportation Revenue Bond	0.5
Other Government and Agency Obligation	0.2
100.0%

Government Mortgage Fund

Federal National Mortgage Association	56.7
Federal Home Loan Mortgage Corporation	20.9
Government National Mortgage Association	15.3
Collateralized Mortgage Obligations	4.6
Money Market Fund	2.0
U.S. Treasury Note	0.5
100.0%

Intermediate Bond Fund

Corporate Bonds	46.9%
U.S. Treasury Notes	23.7
Asset-Backed Securities	14.6
Federal National Mortgage Association	6.5
Money Market Fund	2.5
U.S. Treasury Inflation Indexed Bond	2.4
Other Government and Agency Obligations	1.4
Federal Home Loan Mortgage Corporation	0.9
Commercial Mortgage-Backed Security	0.7
U.S. Government Agency Obligation	0.4
100.0%

Limited Maturity Bond Fund

Corporate Bonds	42.7%
Asset-Backed Securities	23.7
U.S. Treasury Notes	20.0
Collateralized Mortgage Obligations	5.8
Federal National Mortgage Association	4.7
Federal Home Loan Mortgage Corporation	2.5
Money Market Fund	0.6
100.0%

Total Return Advantage Fund

Corporate Bonds	38.8%
Federal National Mortgage Association	19.4
U.S. Treasury Notes	15.8
Asset-Backed Securities	8.3
U.S. Treasury Bonds	8.0
Federal Home Loan Mortgage Corporation	3.1
Money Market Fund	2.2
U.S. Treasury Inflation Indexed Bond	1.5
Government National Mortgage Association	1.2
Commercial Mortgage-Backed Security	1.0
Transportation Revenue Bond	0.5
Other Government and Agency Obligation	0.2
100.0%

Ultra Short Bond Fund

Corporate Bonds	40.7%
Asset-Backed Securities	28.8
U.S. Treasury Notes	21.3
Commercial Paper	7.7
Collateralized Mortgage Obligations	1.0
Money Market Fund	0.5
100.0%

Intermediate Tax Exempt Bond Fund

Refunding Bonds	28.9%
Transportation Revenue Bonds	18.4
Education Revenue Bonds	16.2
Other Revenue Bonds	7.5
Industrial/Development Revenue Bonds	5.9
Prerefunded & Escrowed to Maturity	5.2
Refunding Notes	5.2
Utility Revenue Bonds	5.2
Hospital/Nursing Home Revenue Bonds	4.0
Public Facilities Revenue Bonds	1.8
General Obligations	1.7
100.0%

Maryland Tax Exempt Bond Fund

Refunding Bonds	24.7%
General Obligations	22.8
Hospital/Nursing Home Revenue Bonds	21.0
Refunding Notes	9.4
Education Revenue Bonds	7.7
Other Revenue Bonds	4.3
Public Facilities Revenue Bonds	3.8
Water/Sewer Revenue Bonds	3.7
Prerefunded & Escrowed to Maturity	2.6
100.0%

Ohio Intermediate Tax Exempt Bond Fund

Education Revenue Bonds	33.4%
General Obligations	21.0
Refunding Bonds	15.6
Hospital/Nursing Home Revenue Bonds	14.0
Utility Revenue Bonds	5.7
Other Revenue Bonds	5.0
Refunding Notes	5.0
Prerefunded & Escrowed to Maturity	0.3
100.0%

Tax Exempt Limited Maturity Bond Fund

Refunding Bonds	28.2%
Education Revenue Bonds	13.9
Transportation Revenue Bonds	12.6
Refunding Notes	9.1
Utility Revenue Bonds	7.7
General Obligations	5.9
Hospital/Nursing Home Revenue Bonds	5.5
Prerefunded & Escrowed to Maturity	4.4
Other Revenue Bonds	4.1
Industrial/Development Revenue Bonds	3.4
Public Facilities Revenue Bonds	2.0
Anticipation Notes	1.8
Water/Sewer Revenue Bonds	1.4
100.0%

P N C  F i x e d  I n c o m e  a n d  T a x  E x e m p t  B o n d  F u n d s

S U M M A R Y  O F  P O R T F O L I O  H O L D I N G S

( U n a u d i t e d )

At November 30, 2017, the following percentages of each Fund’s net assets were insured by bond insurers:

Bond Insurer	Intermediate Tax Exempt Bond	Maryland Tax Exempt Bond	Tax Exempt Limited Maturity Bond
AGM	8.1%	–%	1.8%
AMBAC	–	–	1.6
GNMA/FNMA/FHLMC	1.7	–	–
NATL-RE	–	2.7	–
PSF-GTD	–	–	4.1
Total	9.8%	2.7%	7.5%

P N C  F i x e d  I n c o m e  F u n d s  a n d  T a x  E x e m p t  B o n d  F u n d s

E X P E N S E  T A B L E S

( U n a u d i t e d )

The expenses shown in the Expense Tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), including contingent deferred sales charges, all of which is described in the Prospectus. If these transactional costs were included, your costs would be higher. The “Annualized Expense Ratio” reflects the actual expenses net of fee waivers, where applicable, for the six-month period (June 1, 2017 to November 30, 2017).

All mutual funds have operating expenses. As a shareholder of a Fund, you incur operating expenses, including investment advisory fees, distribution (12b-1) and shareholder services fees, where applicable, and other Fund expenses. Such expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of a Fund. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The Expense Tables provided below and on the following pages are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire six-month period (June 1, 2017 to November 30, 2017).

The Expense Table for your Fund illustrates your Fund’s costs in two ways.

●

Actual Expenses. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Class of the Fund under the heading “Expenses Paid During Period.”

●

Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. It is based on your Fund’s actual expense ratio and assumes that your Fund had an annual return of 5% before expenses during the period shown. In this case — because the return used is not your Fund’s actual return — the results may not be used to estimate your actual ending account value or expenses you paid during this period. The example is useful in making comparisons between your Fund and other funds because the SEC requires all mutual funds to calculate expenses based on an assumed annual 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

	Beginning Account Value 06/01/17	Ending Account Value 11/30/17	Annualized Expense Ratio	Expenses Paid During Period(1)

Bond Fund
Actual
Class I	$1,000.00	$1,007.88	0.53%	$2.67
Class A	1,000.00	1,006.71	0.77	3.87
Class C	1,000.00	1,002.83	1.53	7.68
Hypothetical(2)
Class I	1,000.00	1,022.41	0.53	2.69
Class A	1,000.00	1,021.22	0.77	3.90
Class C	1,000.00	1,017.40	1.53	7.74

Government Mortgage Fund
Actual
Class I	$1,000.00	$1,000.46	0.65%	$3.26
Class A	1,000.00	1,000.25	0.92	4.61
Class C	1,000.00	996.54	1.65	8.26
Hypothetical(2)
Class I	1,000.00	1,021.81	0.65	3.29
Class A	1,000.00	1,020.45	0.92	4.66
Class C	1,000.00	1,016.82	1.65	8.34

	Beginning Account Value 06/01/17	Ending Account Value 11/30/17	Annualized Expense Ratio	Expenses Paid During Period(1)

Intermediate Bond Fund
Actual
Class I	$1,000.00	$1,002.02	0.58%	$2.91
Class A	1,000.00	1,000.65	0.85	4.26
Class C	1,000.00	997.21	1.53	7.66
Hypothetical(2)
Class I	1,000.00	1,022.18	0.58	2.94
Class A	1,000.00	1,020.81	0.85	4.31
Class C	1,000.00	1,017.42	1.53	7.74

Limited Maturity Bond Fund
Actual
Class I	$1,000.00	$999.44	0.51%	$2.56
Class A	1,000.00	999.54	0.69	3.46
Class C	1,000.00	994.46	1.50	7.50
Hypothetical(2)
Class I	1,000.00	1,022.53	0.51	2.59
Class A	1,000.00	1,021.60	0.69	3.50
Class C	1,000.00	1,017.53	1.50	7.59

(1)	Expenses are equal to each Class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 365.
(2)	Assumes annual return of 5% before expenses.

P N C  F i x e d  I n c o m e  F u n d s  a n d  T a x  E x e m p t  B o n d  F u n d s

E X P E N S E  T A B L E S

( U n a u d i t e d )

	Beginning Account Value 06/01/17	Ending Account Value 11/30/17	Annualized Expense Ratio	Expenses Paid During Period(1)

Total Return Advantage Fund
Actual
Class I	$1,000.00	$1,008.90	0.53%	$2.67
Class A	1,000.00	1,007.51	0.80	4.03
Class C	1,000.00	1,003.86	1.53	7.69
Hypothetical(2)
Class I	1,000.00	1,022.42	0.53	2.69
Class A	1,000.00	1,021.05	0.80	4.05
Class C	1,000.00	1,017.42	1.53	7.74

Ultra Short Bond Fund
Actual
Class I	$1,000.00	$1,003.75	0.32%	$1.61
Class A	1,000.00	1,002.30	0.60	3.01
Hypothetical(2)
Class I	1,000.00	1,023.49	0.32	1.62
Class A	1,000.00	1,022.06	0.60	3.04

Intermediate Tax Exempt Bond Fund
Actual
Class I	$1,000.00	$998.60	0.54%	$2.71
Class A	1,000.00	997.49	0.74	3.71
Class C	1,000.00	994.45	1.54	7.70
Hypothetical(2)
Class I	1,000.00	1,022.38	0.54	2.74
Class A	1,000.00	1,021.34	0.74	3.75
Class C	1,000.00	1,017.37	1.54	7.79

	Beginning Account Value 06/01/17	Ending Account Value 11/30/17	Annualized Expense Ratio	Expenses Paid During Period(1)

Maryland Tax Exempt Bond Fund
Actual
Class I	$1,000.00	$998.23	0.53%	$2.65
Class A	1,000.00	998.09	0.75	3.76
Class C	1,000.00	991.98	1.47	7.34
Hypothetical(2)
Class I	1,000.00	1,022.39	0.53	2.69
Class A	1,000.00	1,021.32	0.75	3.80
Class C	1,000.00	1,017.71	1.47	7.44

Ohio Intermediate Tax Exempt Bond Fund
Actual
Class I	$1,000.00	$994.50	0.84%	$4.20
Class A	1,000.00	993.07	1.11	5.55
Class C	1,000.00	979.91	1.84	9.13
Hypothetical(2)
Class I	1,000.00	1,020.88	0.84	4.26
Class A	1,000.00	1,019.50	1.11	5.62
Class C	1,000.00	1,015.85	1.84	9.30

Tax Exempt Limited Maturity Bond Fund
Actual
Class I	$1,000.00	$992.80	0.53%	$2.65
Class A	1,000.00	991.41	0.81	4.04
Hypothetical(2)
Class I	1,000.00	1,022.39	0.53	2.69
Class A	1,000.00	1,020.99	0.81	4.10

(1)	Expenses are equal to each Class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 365.
(2)	Assumes annual return of 5% before expenses.

P N C F i x e d I n c o m e F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0 , 2 0 1 7 ,
a n d f o r t h e Y e a r s E n d e d M a y 3 1 ,
u n l e s s o t h e r w i s e i n d i c a t e d

	Bond Fund
	Class I							Class A
	2017*	2017	2016	2015	2014		2013	2017*	2017		2016	2015	2014	2013
Net Asset Value, Beginning of Period	$10.29	$10.44	$10.55	$10.56	$10.55		$10.80	$10.32	$10.47		$10.58	$10.61	$10.57	$10.83
Net Investment Income(1)	0.12	0.21	0.19	0.18	0.18		0.20	0.10	0.18		0.17	0.15	0.18	0.18
Realized and Unrealized Gain (Loss) on Investments	(0.04)	(0.06)	0.04	0.04	0.04		(0.03)	(0.03)	(0.06)		0.04	0.05	0.04	(0.05)
Total from Investment Operations	0.08	0.15	0.23	0.22	0.22		0.17	0.07	0.12		0.21	0.20	0.22	0.13
Contributions of Capital by Affiliate(1)	–	–	–	–	–**	(2)	–	–	–		–	–	–**(2)	–
Dividends from Net Investment Income	(0.12)	(0.23)	(0.21)	(0.20)	(0.20)		(0.23)	(0.11)	(0.20)		(0.19)	(0.20)	(0.17)	(0.20)
Distributions from Net Realized Gains	–	(0.07)	(0.13)	(0.03)	(0.01)		(0.19)	–	(0.07)		(0.13)	(0.03)	(0.01)	(0.19)
Total Distributions	(0.12)	(0.30)	(0.34)	(0.23)	(0.21)		(0.42)	(0.11)	(0.27)		(0.32)	(0.23)	(0.18)	(0.39)
Net Asset Value, End of Period	$10.25	$10.29	$10.44	$10.55	$10.56		$10.55	$10.28	$10.32		$10.47	$10.58	$10.61	$10.57

Total Return†	0.78%	1.49%	2.27%	2.11%	2.08%		1.56%	0.67%	1.25%		2.04%	1.95%	2.11%	1.18%
Ratios/Supplemental Data
Net Assets End of Period (000)	$25,066	$34,982	$83,084	$145,422	$173,997		$193,899	$2,599	$2,796		$2,985	$3,258	$3,644	$3,937
Ratio of Expenses to Average Net Assets	0.53%	0.53%(3)	0.55%	0.58%	0.61%		0.60%	0.77%	0.78%	(3)	0.79%	0.84%	0.59%(4)	0.88%
Ratio of Net Investment Income to Average Net Assets	2.25%	2.01%	1.87%	1.69%	1.73%		1.87%	2.01%	1.74%		1.62%	1.43%	1.75%(4)	1.64%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.06%	0.74%(3)	0.63%	0.58%	0.61%		0.60%	1.30%	1.01%	(3)	0.88%	0.84%	0.86%	0.88%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.72%	1.80%	1.79%	1.69%	1.73%		1.87%	1.48%	1.51%		1.53%	1.43%	1.48%	1.64%
Portfolio Turnover Rate	43%	142%	111%	66%	86%		71%	43%	142%		111%	66%	86%	71%

	Bond Fund
	Class C
	2017*	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$10.29	$10.44	$10.54	$10.56	$10.54	$10.80
Net Investment Income(1)	0.06	0.10	0.09	0.07	0.07	0.10
Realized and Unrealized Gain (Loss) on Investments	(0.04)	(0.05)	0.05	0.03	0.05	(0.05)
Total from Investment Operations	0.02	0.05	0.14	0.10	0.12	0.05
Contributions of Capital by Affiliate(1)	–	–	–	–	–**(2)	–
Dividends from Net Investment Income	(0.07)	(0.13)	(0.11)	(0.09)	(0.09)	(0.12)
Distributions from Net Realized Gains	–	(0.07)	(0.13)	(0.03)	(0.01)	(0.19)
Total Distributions	(0.07)	(0.20)	(0.24)	(0.12)	(0.10)	(0.31)
Net Asset Value, End of Period	$10.24	$10.29	$10.44	$10.54	$10.56	$10.54

Total Return†	0.18%	0.49%	1.39%	1.01%	1.16%	0.46%
Ratios/Supplemental Data
Net Assets End of Period (000)	$171	$223	$256	$264	$300	$286
Ratio of Expenses to Average Net Assets	1.53%	1.53%(3)	1.52%	1.58%	1.61%(4)	1.60%
Ratio of Net Investment Income to Average Net Assets	1.25%	0.99%	0.89%	0.70%	0.69%(4)	0.91%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	2.07%	1.76%(3)	1.62%	1.58%	1.61%	1.60%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.71%	0.76%	0.79%	0.70%	0.69%	0.91%
Portfolio Turnover Rate	43%	142%	111%	66%	86%	71%

* For the six-month period ended November 30, 2017. All ratios for the period have been annualized. Total return for the period has not been annualized.

** Amount represents less than $0.005 per share.

† Total return excludes sales charge.

(1)	Per share data calculated using average shares outstanding method.

(2)

During the fiscal year ended May 31, 2014, a voluntary payment was made by PNC Bank, N.A., an affiliate of the Adviser. The payment represents a reimbursement of shareholder services fees borne in prior periods by Class C Shares of the Fund. For tax purposes, this amount represents capital. The payment had no impact to the total return of the Fund.

(3)

During the fiscal year ended May 31, 2017, the Adviser reimbursed the Fund for amounts the Fund had paid for shareholder administrative services. This reimbursement represented a 0.00% impact to the expense ratios of each class.

(4)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.27% impact to Class A ratios and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A shareholders. Excluding this item, the expense ratios would have been higher and the net investment income ratios would have been lower. The voluntary commitment had no impact to Class C ratios.

See Notes to Financial Statements.

P N C F i x e d I n c o m e F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0 , 2 0 1 7 ,
a n d f o r t h e Y e a r s E n d e d M a y 3 1 ,
u n l e s s o t h e r w i s e i n d i c a t e d

Government Mortgage Fund
Class I	Class A
201	7*	201	7	2016	201	5	201	4	201	3	201	7*	201	7	201	6	201	5	201	4	2013
Net Asset Value, Beginning of Period	$9.04	$9.22	$9.30	$9.29	$9.35	$9.70	$9.03	$9.21	$9.29	$9.30	$9.35	$9.70
Net Investment Income(1)	0.09	0.17	0.18	0.20	0.22	0.24	0.08	0.14	0.15	0.17	0.20	0.22
Realized and Unrealized Gain (Loss) on Investments	(0.09)	(0.13)	(0.03)	0.05	(0.01)	(0.29)	(0.08)	(0.12)	(0.02)	0.05	(0.01)	(0.30)
Total from Investment Operations	–	0.04	0.15	0.25	0.21	(0.05)	–	0.02	0.13	0.22	0.19	(0.08)
Contributions of Capital by Affiliate(1)	–	–	–	–	–	**(2)	–	–	–	–	–	–	**(2)	–
Dividends from Net Investment Income	(0.11)	(0.22)	(0.23)	(0.24)	(0.27)	(0.30)	(0.10)	(0.20)	(0.21)	(0.23)	(0.24)	(0.27)
Total Distributions	(0.11)	(0.22)	(0.23)	(0.24)	(0.27)	(0.30)	(0.10)	(0.20)	(0.21)	(0.23)	(0.24)	(0.27)
Net Asset Value, End of Period	$8.93	$9.04	$9.22	$9.30	$9.29	$9.35	$8.93	$9.03	$9.21	$9.29	$9.30	$9.35

Total Return†	0.04%	0.49%	1.66%	2.77%	2.30%	(0.55)%	0.02%	0.21%	1.39%	2.36%	2.13%	(0.83)%
Ratios/Supplemental Data
Net Assets End of Period (000)	$17,908	$26,315	$42,625	$50,345	$51,269	$87,433	$3,530	$7,769	$9,239	$9,878	$10,888	$8,505
Ratio of Expenses to Average Net Assets	0.65%	0.65	%(3)	0.69%	0.73%	0.71%	0.66%	0.92%	0.92	%(3)	0.96%	1.01%	0.90	%(4)	0.94%
Ratio of Net Investment Income to Average Net Assets	2.05%	1.83%	1.90%	2.10%	2.41%	2.45%	1.82%	1.49%	1.62%	1.86%	2.14	%(4)	2.31%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.14%	0.84	%(3)	0.80%	0.73%	0.71%	0.66%	1.39%	1.12	%(3)	1.07%	1.01%	0.98%	0.94%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.56%	1.64%	1.79%	2.10%	2.41%	2.45%	1.35%	1.29%	1.51%	1.86%	2.06%	2.31%
Portfolio Turnover Rate	5%	26%	13%	30%	3%	54%	5%	26%	13%	30%	3%	54%

Government Mortgage Fund
Class C
201	7*	201	7	201	6	201	5	201	4	2013
Net Asset Value, Beginning of Period	$9.02	$9.21	$9.28	$9.28	$9.34	$9.68
Net Investment Income(1)	0.05	0.07	0.09	0.12	0.13	0.15
Realized and Unrealized Gain (Loss) on Investments	(0.08)	(0.13)	(0.02)	0.03	(0.01)	(0.29)
Total from Investment Operations	(0.03)	0.06	0.07	0.15	0.12	(0.14)
Contributions of Capital by Affiliate(1)	–	–	–	–	–	**(2)	–
Dividends from Net Investment Income	(0.07)	(0.13)	(0.14)	(0.15)	(0.18)	(0.20)
Total Distributions	(0.07)	(0.13)	(0.14)	(0.15)	(0.18)	(0.20)
Net Asset Value, End of Period	$8.92	$9.02	$9.21	$9.28	$9.28	$9.34

Total Return†	(0.35)%	(0.63)%	0.76%	1.64%	1.29%	(1.44)%
Ratios/Supplemental Data
Net Assets End of Period (000)	$427	$448	$744	$1,185	$1,638	$2,920
Ratio of Expenses to Average Net Assets	1.65%	1.65	%(3)	1.69%	1.73%	1.71	%(4)	1.66%
Ratio of Net Investment Income to Average Net Assets	1.03%	0.78%	1.00%	1.28%	1.46	%(4)	1.61%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	2.15%	1.84	%(3)	1.79%	1.73%	1.71%	1.66%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.53%	0.59%	0.90%	1.28%	1.46%	1.61%
Portfolio Turnover Rate	5%	26%	13%	30%	3%	54%

* For the six-month period ended November 30, 2017. All ratios for the period have been annualized. Total return for the period has not been annualized.

** Amount represents less than $0.005 per share.

†	Total return excludes sales charge.

(1)	Per share data calculated using average shares outstanding method.

(2)

During the fiscal year ended May 31, 2014, a voluntary payment was made by PNC Bank, N.A., an affiliate of the Adviser. The payment represents a reimbursement of shareholder services fees borne in prior periods by Class C Shares of the Fund. For tax purposes, this amount represents capital. The payment had no impact to the total return of the Fund.

(3)

During the fiscal year ended May 31, 2017, the Adviser reimbursed the Fund for amounts the Fund had paid for shareholder administrative services. This reimbursement represented a 0.00% impact to the expense ratios of each class.

(4)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.08% impact to Class A ratios and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A shareholders. Excluding this item, the expense ratios would have been higher and the net investment income ratios would have been lower. The voluntary commitment had no impact to Class C ratios.

See Notes to Financial Statements.

	Intermediate Bond Fund
	Class I								Class A
	2017 *	2017		2016	2015	2014		2013	2017 *	2017		2016	2015	2014		2013
Net Asset Value, Beginning of Period	$10.95	$10.98		$11.06	$11.07	$11.26		$11.48	$10.95	$10.99		$11.06	$11.09	$11.28		$11.49
Net Investment Income(1)	0.10	0.17		0.16	0.13	0.13		0.18	0.09	0.14		0.13	0.10	0.12		0.15
Realized and Unrealized Gain (Loss) on Investments	(0.08)	–		(0.04)	0.03	0.02		0.04	(0.08)	(0.01)		(0.03)	0.03	0.01		0.05
Total from Investment Operations	0.02	0.17		0.12	0.16	0.15		0.22	0.01	0.13		0.10	0.13	0.13		0.20
Contributions of Capital by Affiliate(1)	–	–		–	–	–	**(2)	–	–	–		–	–	–	**(2)	–
Dividends from Net Investment Income	(0.10)	(0.18)		(0.16)	(0.13)	(0.13)		(0.19)	(0.09)	(0.15)		(0.13)	(0.12)	(0.11)		(0.16)
Distributions from Net Realized Gains	–	(0.02)		(0.04)	(0.04)	(0.21)		(0.25)	–	(0.02)		(0.04)	(0.04)	(0.21)		(0.25)
Total Distributions	(0.10)	(0.20)		(0.20)	(0.17)	(0.34)		(0.44)	(0.09)	(0.17)		(0.17)	(0.16)	(0.32)		(0.41)
Net Asset Value, End of Period	$10.87	$10.95		$10.98	$11.06	$11.07		$11.26	$10.87	$10.95		$10.99	$11.06	$11.09		$11.28

Total Return†	0.20%	1.52%		1.09%	1.47%	1.42%		1.93%	0.06%	1.16%		0.92%	1.20%	1.16%		1.73%

Ratios/Supplemental Data
Net Assets End of Period (000)	$176,393	$209,212		$290,793	$331,466	$361,838		$378,963	$3,151	$3,390		$3,885	$4,159	$4,991		$5,565
Ratio of Expenses to Average Net Assets	0.58%	0.54	%(3)	0.53%	0.53%	0.53%		0.53%	0.85%	0.81	%(3)	0.79%	0.79%	0.63	%(4)	0.81%
Ratio of Net Investment Income to Average Net Assets	1.82%	1.58%		1.47%	1.16%	1.15%		1.56%	1.55%	1.32%		1.21%	0.89%	1.06	%(4)	1.30%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.58%	0.54	%(3)	0.53%	0.53%	0.53%		0.53%	0.85%	0.82	%(3)	0.79%	0.79%	0.79%		0.81%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.82%	1.58%		1.47%	1.16%	1.15%		1.56%	1.55%	1.31%		1.21%	0.89%	0.89%		1.30%
Portfolio Turnover Rate	45%	116%		87%	47%	69%		83%	45%	116%		87%	47%	69%		83%

	Intermediate Bond Fund
	Class C
	2017 *	2017		2016	2015	2014		2013
Net Asset Value, Beginning of Year	$10.99	$11.03		$11.10	$11.12	$11.31		$11.53
Net Investment Income(1)	0.05	0.07		0.06	0.02	0.02		0.06
Realized and Unrealized Gain (Loss) on Investments	(0.08)	(0.02)		(0.03)	0.03	0.03		0.04
Total from Investment Operations	(0.03)	0.05		0.03	0.05	0.05		0.10
Contributions of Capital by Affiliate(1)	–	–		–	–	–	**(2)	–
Dividends from Net Investment Income	(0.05)	(0.07)		(0.06)	(0.03)	(0.03)		(0.07)
Distributions from Net Realized Gains	–	(0.02)		(0.04)	(0.04)	(0.21)		(0.25)
Total Distributions	(0.05)	(0.09)		(0.10)	(0.07)	(0.24)		(0.32)
Net Asset Value, End of Year	$10.91	$10.99		$11.03	$11.10	$11.12		$11.31

Total Return†	(0.28)%	0.44%		0.22%	0.42%	0.43%		0.91%

Ratios/Supplemental Data
Net Assets End of Year (000)	$186	$333		$422	$421	$724		$1,322
Ratio of Expenses to Average Net Assets	1.53%	1.52	%(3)	1.49%	1.51%	1.50	%(4)	1.53%
Ratio of Net Investment Income to Average Net Assets	0.86%	0.61%		0.52%	0.17%	0.21	%(4)	0.52%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.53%	1.53	%(3)	1.49%	1.51%	1.52%		1.53%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.86%	0.60%		0.52%	0.17%	0.19%		0.52%
Portfolio Turnover Rate	45%	116%		87%	47%	69%		83%

* For the six-month period ended November 30, 2017. All ratios for the period have been annualized. Total return for the period has not been annualized.

** Amount represents less than $0.005 per share.

† Total return excludes sales charge.

(1)	Per share data calculated using average shares outstanding method.

(2)

During the fiscal year ended May 31, 2014, a voluntary payment was made by PNC Bank, N.A., an affiliate of the Adviser. The payment represents a reimbursement of shareholder services fees borne in prior periods by Class C Shares of the Fund. For tax purposes, this amount represents capital. The payment had no impact to the total return of the Fund.

(3)

During the fiscal year ended May 31, 2017, the Adviser reimbursed the Fund for amounts the Fund had paid for shareholder administrative services. This reimbursement represented a 0.00% impact to the expense ratios of each class.

(4)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.17% and 0.02% impact to Class A and Class C ratios, respectively, and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A and Class C shareholders. Excluding this item, the expense ratios would have been higher and the net investment income ratios would have been lower.

See Notes to Financial Statements.

P N C F i x e d I n c o m e F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0 , 2 0 1 7 ,
a n d f o r t h e Y e a r s E n d e d M a y 3 1 , u n l e s s o t h e r w i s e i n d i c a t e d

Limited Maturity Bond Fund
Class I	Class A
2017*	2017	2016	2015	2014	2013	201	7*	201	7	201	6	201	5	201	4	2013
Net Asset Value, Beginning of Year	$10.14	$10.17	$10.18	$10.20	$10.18	$10.19	$10.17	$10.21	$10.22	$10.26	$10.21	$10.22
Net Investment Income(1)	0.06	0.09	0.07	0.04	0.04	0.06	0.05	0.07	0.04	0.02	0.05	0.03
Realized and Unrealized Gain (Loss) on Investments	(0.07)	(0.02)	–	–	0.03	0.01	(0.06)	(0.03)	–	0.01	0.03	0.01
Total from Investment Operations	(0.01)	0.07	0.07	0.04	0.07	0.07	(0.01)	0.04	0.04	0.03	0.08	0.04
Contributions of Capital by Affiliate(1)	–	–	–	–	–	**(2)	–	–	–	–	–	–	**(2)	–
Dividends from Net Investment Income	(0.06)	(0.10)	(0.08)	(0.06)	(0.05)	(0.08)	(0.05)	(0.08)	(0.05)	(0.07)	(0.03)	(0.05)
Distributions from Net Realized Gains	–	–	**	–	–	–	–	–	–	**	–	–	–	–
Total Distributions	(0.06)	(0.10)	(0.08)	(0.06)	(0.05)	(0.08)	(0.05)	(0.08)	(0.05)	(0.07)	(0.03)	(0.05)
Net Asset Value, End of Year	$10.07	$10.14	$10.17	$10.18	$10.20	$10.18	$10.11	$10.17	$10.21	$10.22	$10.26	$10.21

Total Return†	(0.06)%	0.76%	0.64%	0.35%	0.71%	0.72%	(0.05)%	0.42%	0.40%	0.30%	0.81%	0.44%
Ratios/Supplemental Data
Net Assets End of Year (000)	$229,302	$287,764	$286,767	$321,337	$337,808	$323,255	$1,465	$1,661	$6,158	$5,736	$3,299	$3,924
Ratio of Expenses to Average Net Assets	0.51%	0.48	%(3)	0.49%	0.48%	0.49%	0.49%	0.69%	0.73	%(3)	0.73%	0.71%	0.35	%(4)	0.77%
Ratio of Net Investment Income to Average Net Assets	1.17%	0.92%	0.66%	0.44%	0.37%	0.54%	0.98%	0.66%	0.41%	0.17%	0.52	%(4)	0.32%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.51%	0.49	%(3)	0.49%	0.48%	0.49%	0.49%	0.69%	0.74	%(3)	0.74%	0.71%	0.69%	0.77%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.17%	0.91%	0.66%	0.44%	0.37%	0.54%	0.98%	0.65%	0.40%	0.17%	0.18%	0.32%
Portfolio Turnover Rate	30%	114%	75%	58%	68%	53%	30%	114%	75%	58%	68%	53%

Limited Maturity Bond Fund
Class C
201	7*	201	7	201	6	201	5	201	4	2013
Net Asset Value, Beginning of Period	$10.17	$10.20	$10.21	$10.23	$10.21	$10.22
Net Investment Income (Loss)(1)	0.01	–	(0.01)	(0.01)	(0.01)	(0.02)
Realized and Unrealized Gain (Loss) on Investments	(0.07)	(0.02)	–	(0.01)	0.03	0.01
Total from Investment Operations	(0.06)	(0.02)	(0.01)	(0.02)	0.02	(0.01)
Contributions of Capital by Affiliate(1)	–	–	–	–	–	**(2)	–
Dividends from Net Investment Income	(0.01)	(0.01)	–	**	–	**	–	**	–**
Distributions from Net Realized Gains	–	–	**	–	–	–	–
Total Distributions	(0.01)	(0.01)	–	**	–	**	–	**	–**
Net Asset Value, End of Period	$10.10	$10.17	$10.20	$10.21	$10.23	$10.21

Total Return†	(0.56)%	(0.19)%	(0.09)%	(0.17)%	0.21%	(0.09)%
Ratios/Supplemental Data
Net Assets End of Period (000)	$447	$499	$525	$651	$1,288	$1,709
Ratio of Expenses to Average Net Assets	1.50%	1.43	%(3)	1.21%	1.09%	0.94	%(4)	1.30%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.17%	(0.03)%	(0.06)%	(0.09)%	(0.06	)%(4)	(0.21)%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.51%	1.49	%(3)	1.49%	1.48%	1.44%	1.49%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.16%	(0.09)%	(0.34)%	(0.48)%	(0.56)%	(0.40)%
Portfolio Turnover Rate	30%	114%	75%	58%	68%	53%

* For the six-month period ended November 30, 2017. All ratios for the period have been annualized. Total return for the period has not been annualized.

†	Total return excludes sales charge.

**	Amount represents less than $0.005 per share.

(1)	Per share data calculated using average shares outstanding method.

(2)

During the fiscal year ended May 31, 2014, a voluntary payment was made by PNC Bank, N.A., an affiliate of the Adviser. The payment represents a reimbursement of shareholder services fees borne in prior periods by Class C Shares of the Fund. For tax purposes, this amount represents capital. The payment had no impact to the total return of the Fund.

(3)

During the fiscal year ended May 31, 2017, the Adviser reimbursed the Fund for amounts the Fund had paid for shareholder administrative services. This reimbursement represented a 0.01%, 0.00% and 0.01% impact to the expense ratios of Class I, Class A and Class C, respectively.

(4)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.34% and 0.05% impact to Class A and Class C ratios, respectively, and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A and Class C shareholders. Excluding this item, the expense ratios would have been higher and the net investment income ratios would have been lower.

See Notes to Financial Statements.

Total Return Advantage Fund
Class I	Class A
2017	*	2017	201	6	2015	201	4	2013	2017	*	201	7	201	6	201	5	201	4	2013
Net Asset Value, Beginning of Period	$10.79	$10.78	$10.91	$10.97	$10.91	$10.88	$10.80	$10.78	$10.92	$10.97	$10.91	$10.89
Net Investment Income(1)	0.13	0.24	0.25	0.23	0.25	0.27	0.11	0.21	0.21	0.20	0.23	0.24
Realized and Unrealized Gain (Loss) on Investments	(0.03)	0.03	(0.11)	(0.04)	0.07	0.05	(0.03)	0.04	(0.11)	(0.03)	0.06	0.04
Total from Investment Operations	0.10	0.27	0.14	0.19	0.32	0.32	0.08	0.25	0.10	0.17	0.29	0.28
Contributions of Capital by Affiliate(1)	–	–	–	–	–	**(2)	–	–	–	–	–	–	**(2)	–
Dividends from Net Investment Income	(0.14)	(0.26)	(0.27)	(0.25)	(0.26)	(0.29)	(0.12)	(0.23)	(0.24)	(0.22)	(0.23)	(0.26)
Total Distributions	(0.14)	(0.26)	(0.27)	(0.25)	(0.26)	(0.29)	(0.12)	(0.23)	(0.24)	(0.22)	(0.23)	(0.26)
Net Asset Value, End of Period	$10.75	$10.79	$10.78	$10.91	$10.97	$10.91	$10.76	$10.80	$10.78	$10.92	$10.97	$10.91

Total Return†	0.88%	2.56%	1.32%	1.71%	2.99%	2.96%	0.75%	2.37%	0.96%	1.52%	2.71%	2.58%
Ratios/Supplemental Data
Net Assets End of Period (000)	$161,894	$165,351	$168,676	$191,272	$249,494	$266,378	$4,142	$4,340	$11,770	$4,053	$4,645	$5,439
Ratio of Expenses to Average Net Assets	0.53%	0.53	%(3)	0.54%	0.56%	0.56%	0.56%	0.80%	0.81	%(3)	0.81%	0.84%	0.81	%(4)	0.84%
Ratio of Net Investment Income to Average Net Assets	2.37%	2.21%	2.32%	2.08%	2.37%	2.43%	2.10%	1.92%	1.95%	1.80%	2.13	%(4)	2.17%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.64%	0.61	%(3)	0.59%	0.56%	0.56%	0.56%	0.91%	0.89	%(3)	0.87%	0.84%	0.84%	0.84%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	2.26%	2.13%	2.27%	2.08%	2.37%	2.43%	1.99%	1.84%	1.89%	1.80%	2.10%	2.17%
Portfolio Turnover Rate	36%	93%	53%	51%	59%	71%	36%	93%	53%	51%	59%	71%

Total Return Advantage Fund
Class C
2017	*	201	7	201	6	201	5	201	4	2013
Net Asset Value, Beginning of Period	$10.82	$10.80	$10.94	$10.99	$10.94	$10.91
Net Investment Income(1)	0.07	0.13	0.14	0.12	0.15	0.14
Realized and Unrealized Gain (Loss) on Investments	(0.03)	0.05	(0.12)	(0.03)	0.05	0.07
Total from Investment Operations	0.04	0.18	0.02	0.09	0.20	0.21
Contributions of Capital by Affiliate(1)	–	–	–	–	–	**(2)	–
Dividends from Net Investment Income	(0.08)	(0.16)	(0.16)	(0.14)	(0.15)	(0.18)
Total Distributions	(0.08)	(0.16)	(0.16)	(0.14)	(0.15)	(0.18)
Net Asset Value, End of Period	$10.78	$10.82	$10.80	$10.94	$10.99	$10.94

Total Return†	0.38%	1.63%	0.24%	0.80%	1.87%	1.94%
Ratios/Supplemental Data
Net Assets End of Period (000)	$600	$720	$992	$1,077	$1,042	$965
Ratio of Expenses to Average Net Assets	1.53%	1.53	%(3)	1.52%	1.55%	1.54	%(4)	1.56%
Ratio of Net Investment Income to Average Net Assets	1.37%	1.22%	1.33%	1.07%	1.38	%(4)	1.31%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.63%	1.61	%(3)	1.57%	1.55%	1.56%	1.56%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.27%	1.14%	1.28%	1.07%	1.36%	1.31%
Portfolio Turnover Rate	36%	93%	53%	51%	59%	71%

* For the six-month period ended November 30, 2017. All ratios for the period have been annualized. Total return for the period has not been annualized.

† Total return excludes sales charge.

**	Amount represents less than $0.005 per share.

(1)	Per share data calculated using average shares outstanding method.

(2)

During the fiscal year ended May 31, 2014, a voluntary payment was made by PNC Bank, N.A., an affiliate of the Adviser. The payment represents a reimbursement of shareholder services fees borne in prior periods by Class C Shares of the Fund. For tax purposes, this amount represents capital. The payment had no impact to the total return of the Fund.

(3)

During the fiscal year ended May 31, 2017, the Adviser reimbursed the Fund for amounts the Fund had paid for shareholder administrative services. This reimbursement represented a 0.00% impact to the expense ratios of each class.

(4)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.03% and 0.02% impact to Class A and Class C ratios, respectively, and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A and Class C shareholders. Excluding this item, the expense ratios would have been higher and the net investment income ratios would have been lower.

See Notes to Financial Statements.

P N C F i x e d I n c o m e F u n d s	S e l e c t e d P e r S h a re D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0 , 2 0 1 7 ,
a n d f o r t h e Y e a r s E n d e d M a y 3 1 , u n l e s s o t h e r w i s e i n d i c a t e d

Ultra Short Bond Fund
Class I	Class A
2017*	2017	2016	2015	2014	2013	201	7*	201	7	201	6	201	5	201	4	201	3
Net Asset Value, Beginning of Period	$9.93	$9.94	$9.94	$9.96	$9.97	$9.98	$9.94	$9.95	$9.95	$9.98	$9.98	$9.99
Net Investment Income (Loss)(1)	0.06	0.08	0.04	0.02	0.02	0.02	0.04	0.06	0.01	–	**	(0.01)	–	**
Realized and Unrealized Gain (Loss) on Investments	(0.02)	–	0.01	–	–	0.02	(0.02)	(0.01)	0.01	(0.02)	0.02	0.01
Total from Investment Operations	0.04	0.08	0.05	0.02	0.02	0.04	0.02	0.05	0.02	(0.02)	0.01	0.01
Dividends from Net Investment Income	(0.06)	(0.09)	(0.05)	(0.04)	(0.03)	(0.05)	(0.04)	(0.06)	(0.02)	(0.01)	(0.01)	(0.02)
Total Distributions	(0.06)	(0.09)	(0.05)	(0.04)	(0.03)	(0.05)	(0.04)	(0.06)	(0.02)	(0.01)	(0.01)	(0.02)
Net Asset Value, End of Period	$9.91	$9.93	$9.94	$9.94	$9.96	$9.97	$9.92	$9.94	$9.95	$9.95	$9.98	$9.98

Total Return†	0.37%	0.77%	0.48%	0.16%	0.24%	0.39%	0.23%	0.48%	0.20%	(0.20)%	0.06%	0.11%

Ratios/Supplemental Data
Net Assets End of Period (000)	$444,832	$420,979	$374,899	$407,537	$433,326	$404,709	$1,101	$1,159	$1,286	$1,554	$2,286	$3,735
Ratio of Expenses to Average Net Assets	0.32%	0.31	%(2)	0.32%	0.33%	0.34%	0.34%	0.60%	0.60	%(2)	0.60%	0.59%	0.61	%(3)	0.62%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.13%	0.85%	0.40%	0.20%	0.17%	0.23%	0.84%	0.55%	0.12%	0.00%	(0.06	)%(3)	(0.03)%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.32%	0.32	%(2)	0.32%	0.33%	0.34%	0.34%	0.60%	0.60	%(2)	0.60%	0.62%	0.62%	0.62%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.13%	0.84%	0.40%	0.20%	0.17%	0.23%	0.84%	0.55%	0.12%	(0.03)%	(0.07)%	(0.03)%
Portfolio Turnover Rate(4)	46%	116%	91%	90%	94%	93%	46%	116%	91%	90%	94%	93%

* For the six-month period ended November 30, 2017. All ratios for the period have been annualized. Total return for the period has not been annualized.

† Total return excludes sales charge.

** Amount represents less than $0.005 per share.

(1)	Per share data calculated using average shares outstanding method.

(2)

During the fiscal year ended May 31, 2017, the Adviser reimbursed the Fund for amounts the Fund had paid for shareholder administrative services. This reimbursement represented a 0.00% impact to the expense ratios of each class.

(3)	During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares. This voluntary commitment had no impact to Class A ratios.

(4)

Due to its investment strategy, the Ultra Short Bond Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

See Notes to Financial Statements.

Intermediate Tax Exempt Bond Fund
Class I	Class A
2017	*	201	7	201	6	201	5	201	4	201	3	201	7*	201	7	201	6	201	5	201	4	2013
Net Asset Value, Beginning of Period	$9.60	$9.79	$9.59	$9.89	$10.10	$10.25	$9.56	$9.75	$9.55	$9.88	$10.06	$10.21
Net Investment Income(1)	0.11	0.22	0.25	0.25	0.26	0.25	0.10	0.19	0.22	0.23	0.26	0.23
Realized and Unrealized Gain (Loss) on Investments	(0.13)	(0.12)	0.23	(0.02)	0.06	(0.07)	(0.13)	(0.12)	0.23	(0.03)	0.07	(0.07)
Total from Investment Operations	(0.02)	0.10	0.48	0.23	0.32	0.18	(0.03)	0.07	0.45	0.20	0.33	0.16
Contributions of Capital by Affiliate(1)	–	–	–	–	–	**(2)	–	–	–	–	–	–	**(2)	–
Dividends from Net Investment Income	(0.11)	(0.22)	(0.25)	(0.25)	(0.26)	(0.25)	(0.10)	(0.19)	(0.22)	(0.25)	(0.24)	(0.23)
Distributions from Net Realized Gains	–	(0.07)	(0.03)	(0.28)	(0.27)	(0.08)	–	(0.07)	(0.03)	(0.28)	(0.27)	(0.08)
Total Distributions	(0.11)	(0.29)	(0.28)	(0.53)	(0.53)	(0.33)	(0.10)	(0.26)	(0.25)	(0.53)	(0.51)	(0.31)
Net Asset Value, End of Period	$9.47	$9.60	$9.79	$9.59	$9.89	$10.10	$9.43	$9.56	$9.75	$9.55	$9.88	$10.06

Total Return†	(0.25)%	1.03%	5.03%	2.38%	3.38%	1.84%	(0.36)%	0.80%	4.82%	2.10%	3.47%	1.55%
Ratios/Supplemental Data
Net Assets End of Period (000)	$62,791	$70,735	$79,299	$75,621	$81,906	$127,046	$2,600	$2,613	$2,913	$2,823	$2,858	$3,092
Ratio of Expenses to Average Net Assets	0.54%	0.53%	0.53%	0.53%	0.53%	0.53%	0.74%	0.76%	0.74%	0.78%	0.48	%(3)	0.81%
Ratio of Net Investment Income to Average Net Assets	2.22%	2.25%	2.53%	2.55%	2.66%	2.48%	2.01%	2.03%	2.32%	2.30%	2.71	%(3)	2.21%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.71%	0.66%	0.64%	0.61%	0.58%	0.56%	0.91%	0.89%	0.85%	0.86%	0.81%	0.84%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	2.05%	2.12%	2.42%	2.47%	2.61%	2.45%	1.84%	1.90%	2.21%	2.22%	2.38%	2.18%
Portfolio Turnover Rate	4%	32%	22%	23%	27%	35%	4%	32%	22%	23%	27%	35%

Intermediate Tax Exempt Bond Fund
Class C
201	7*	201	7	201	6	201	5	201	4	2013
Net Asset Value, Beginning of Period	$9.46	$9.66	$9.46	$9.76	$9.97	$10.12
Net Investment Income(1)	0.06	0.12	0.15	0.15	0.16	0.15
Realized and Unrealized Gain (Loss) on Investments	(0.12)	(0.13)	0.23	(0.01)	0.06	(0.07)
Total from Investment Operations	(0.06)	(0.01)	0.38	0.14	0.22	0.08
Contributions of Capital by Affiliate(1)	–	–	–	–	–	**(2)	–
Dividends from Net Investment Income	(0.06)	(0.12)	(0.15)	(0.16)	(0.16)	(0.15)
Distributions from Net Realized Gains	–	(0.07)	(0.03)	(0.28)	(0.27)	(0.08)
Total Distributions	(0.06)	(0.19)	(0.18)	(0.44)	(0.43)	(0.23)
Net Asset Value, End of Period	$9.34	$9.46	$9.66	$9.46	$9.76	$9.97

Total Return†	(0.66)%	(0.09)%	4.09%	1.42%	2.37%	0.82%
Ratios/Supplemental Data
Net Assets End of Period (000)	$226	$238	$314	$392	$353	$521
Ratio of Expenses to Average Net Assets	1.54%	1.53%	1.46%	1.51%	1.52	%(3)	1.53%
Ratio of Net Investment Income to Average Net Assets	1.22%	1.25%	1.60%	1.56%	1.69	%(3)	1.48%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.70%	1.66%	1.57%	1.59%	1.59%	1.56%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.06%	1.12%	1.49%	1.48%	1.62%	1.45%
Portfolio Turnover Rate	4%	32%	22%	23%	27%	35%

* For the six-month period ended November 30, 2017. All ratios for the period have been annualized. Total return for the period has not been annualized.

† Total return excludes sales charge.

** Amount represents less than $0.005 per share.

(1)	Per share data calculated using average shares outstanding method.

(2)

During the fiscal year ended May 31, 2014, a voluntary payment was made by PNC Bank, N.A., an affiliate of the Adviser. The payment represents a reimbursement of shareholder services fees borne in prior periods by Class C Shares of the Fund. For tax purposes, this amount represents capital. The payment had no impact to the total return of the Fund.

(3)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.28% and 0.01% impact to Class A and Class C ratios, respectively, and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A and Class C shareholders. Excluding this item, the expense ratios would have been higher and the net investment income ratios would have been lower.

See Notes to Financial Statements.

P N C F i x e d I n c o m e F u n d s F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )

S e l e c t e d  P e r  S h a r e  D a t a  a n d  R a t i o s

F o r  t h e  S i x  M o n t h s  E n d e d  N o v e m b e r  3 0 ,  2 0 1 7 ,

a n d  f o r  t h e  Y e a r s  E n d e d  M a y  3 1 ,

u n l e s s  o t h e r w i s e  i n d i c a t e d

Maryland Tax Exempt Bond Fund
Class I	Class A
2017	*	201	7	201	6	201	5	201	4	2013	2017	*	201	7	201	6	201	5	201	4	2013
Net Asset Value, Beginning of Period	$10.93	$11.22	$11.06	$11.19	$11.41	$11.65	$10.92	$11.21	$11.05	$11.20	$11.41	$11.65
Net Investment Income(1)	0.11	0.24	0.27	0.29	0.31	0.31	0.10	0.21	0.24	0.26	0.30	0.28
Realized and Unrealized Gain (Loss) on Investments	(0.15)	(0.13)	0.19	(0.06)	(0.17)	(0.15)	(0.14)	(0.13)	0.19	(0.06)	(0.18)	(0.15)
Total from Investment Operations	(0.04)	0.11	0.46	0.23	0.14	0.16	(0.04)	0.08	0.43	0.20	0.12	0.13
Contributions of Capital by Affiliate(1)	–	–	–	–	–	**(2)	–	–	–	–	–	–	**(2)	–
Dividends from Net Investment Income	(0.11)	(0.24)	(0.27)	(0.29)	(0.31)	(0.31)	(0.10)	(0.21)	(0.24)	(0.28)	(0.28)	(0.28)
Distributions from Net Realized Gains	–	(0.16)	(0.03)	(0.07)	(0.05)	(0.09)	–	(0.16)	(0.03)	(0.07)	(0.05)	(0.09)
Total Distributions	(0.11)	(0.40)	(0.30)	(0.36)	(0.36)	(0.40)	(0.10)	(0.37)	(0.27)	(0.35)	(0.33)	(0.37)
Net Asset Value, End of Period	$10.78	$10.93	$11.22	$11.06	$11.19	$11.41	$10.78	$10.92	$11.21	$11.05	$11.20	$11.41

Total Return†	(0.37)%	1.07%	4.19%	2.09%	1.31%	1.35%	(0.38)%	0.80%	3.90%	1.83%	1.18%	1.06%

Ratios/Supplemental Data
Net Assets End of Period (000)	$30,640	$35,047	$46,366	$50,336	$55,118	$66,494	$126	$178	$212	$306	$555	$677
Ratio of Expenses to Average Net Assets	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%	0.75%	0.81%	0.81%	0.80%	0.63	%(3)	0.81%
Ratio of Net Investment Income to Average Net Assets	2.03%	2.20%	2.44%	2.59%	2.78%	2.68%	1.81%	1.93%	2.16%	2.31%	2.68	%(3)	2.39%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.81%	0.73%	0.67%	0.61%	0.57%	0.56%	1.02%	1.00%	0.94%	0.88%	0.80%	0.84%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.75%	2.00%	2.30%	2.51%	2.74%	2.65%	1.54%	1.74%	2.03%	2.23%	2.51%	2.36%
Portfolio Turnover Rate	0%	9%	18%	9%	4%	14%	0%	9%	18%	9%	4%	14%

Maryland Tax Exempt Bond Fund
Class C
201	7*	201	7	201	6	201	5	201	4	2013
Net Asset Value, Beginning of Period	$10.93	$11.21	$11.06	$11.19	$11.40	$11.65
Net Investment Income(1)	0.06	0.13	0.17	0.18	0.21	0.19
Realized and Unrealized Gain (Loss) on Investments	(0.17)	(0.12)	0.18	(0.05)	(0.17)	(0.16)
Total from Investment Operations	(0.11)	0.01	0.35	0.13	0.04	0.03
Contributions of Capital by Affiliate(1)	–	–	–	–	–	**(2)	–
Dividends from Net Investment Income	(0.06)	(0.13)	(0.17)	(0.19)	(0.20)	(0.19)
Distributions from Net Realized Gains	–	(0.16)	(0.03)	(0.07)	(0.05)	(0.09)
Total Distributions	(0.06)	(0.29)	(0.20)	(0.26)	(0.25)	(0.28)
Net Asset Value, End of Period	$10.76	$10.93	$11.21	$11.06	$11.19	$11.40

Total Return†	(0.99)%	0.19%	3.12%	1.17%	0.44%	0.23%

Ratios/Supplemental Data
Net Assets End of Period (000)	$1	$7	$23	$56	$55	$54
Ratio of Expenses to Average Net Assets	1.47%	1.51%	1.47%	1.51%	1.42	%(3)	1.50%
Ratio of Net Investment Income to Average Net Assets	1.13%	1.22%	1.49%	1.60%	1.89	%(3)	1.65%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.75%	1.70%	1.60%	1.59%	1.53%	1.54%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.85%	1.03%	1.36%	1.52%	1.78%	1.61%
Portfolio Turnover Rate	0%	9%	18%	9%	4%	14%

*	For the six-month period ended November 30, 2017. All ratios for the period have been annualized. Total return for the period has not been annualized.

†	Total return excludes sales charge.

**	Amount represents less than $0.005 per share.

(1)	Per share data calculated using average shares outstanding method.

(2)

During the fiscal year ended May 31, 2014, a voluntary payment was made by PNC Bank, N.A., an affiliate of the Adviser. The payment represents a reimbursement of shareholder services fees borne in prior periods by Class C Shares of the Fund. For tax purposes, this amount represents capital. The payment had no impact to the total return of the Fund.

(3)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.13% and 0.07% impact to Class A and Class C ratios, respectively, and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A and Class C shareholders. Excluding this item, the expense ratios would have been higher and the net investment income ratios would have been lower.

See Notes to Financial Statements.

	Ohio Intermediate Tax Exempt Bond Fund
	Class I								Class A
	2017*	2017		2016	2015	2014		2013	2017*	2017		2016	2015	2014		2013
Net Asset Value, Beginning of Period	$10.65	$10.98		$10.88	$11.13	$11.39		$11.70	$10.61	$10.95		$10.85	$11.10	$11.35		$11.66
Net Investment Income(1)	0.09	0.21		0.25	0.28	0.32		0.34	0.08	0.18		0.21	0.25	0.29		0.31
Realized and Unrealized Gain (Loss) on Investments	(0.17)	(0.11)		0.23	(0.10)	(0.11)		(0.17)	(0.16)	(0.12)		0.23	(0.10)	(0.10)		(0.17)
Total from Investment Operations	(0.08)	0.10		0.48	0.18	0.21		0.17	(0.08)	0.06		0.44	0.15	0.19		0.14
Contributions of Capital by Affiliate(1)	–	–		–	–	–**	(2)	–	–	–		–	–	–**	(2)	–
Dividends from Net Investment Income	(0.09)	(0.21)		(0.25)	(0.28)	(0.32)		(0.34)	(0.08)	(0.18)		(0.21)	(0.25)	(0.29)		(0.31)
Distributions from Net Realized Gains	–	(0.22)		(0.13)	(0.15)	(0.15)		(0.14)	–	(0.22)		(0.13)	(0.15)	(0.15)		(0.14)
Total Distributions	(0.09)	(0.43)		(0.38)	(0.43)	(0.47)		(0.48)	(0.08)	(0.40)		(0.34)	(0.40)	(0.44)		(0.45)
Net Asset Value, End of Period	$10.48	$10.65		$10.98	$10.88	$11.13		$11.39	$10.45	$10.61		$10.95	$10.85	$11.10		$11.35

Total Return†	(0.74)%	1.03%		4.42%	1.58%	2.01%		1.47%	(0.79)%	0.66%		4.13%	1.36%	1.82%		1.18%
Ratios/Supplemental Data
Net Assets End of Year (000)	$27,020	$30,538		$39,861	$44,480	$56,863		$76,086	$2,838	$3,303		$4,189	$4,515	$5,294		$6,567
Ratio of Expenses to Average Net Assets	0.84%	0.74%	(3)	0.70%	0.61%	0.58%		0.56%	1.11%	1.02%	(3)	0.98%	0.90%	0.80%	(4)	0.84%
Ratio of Net Investment Income to Average Net Assets	1.72%	2.00%		2.25%	2.53%	2.90%		2.93%	1.45%	1.72%		1.96%	2.27%	2.67%	(4)	2.65%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.84%	0.75%	(3)	0.70%	0.61%	0.58%		0.56%	1.11%	1.03%	(3)	0.98%	0.90%	0.85%		0.84%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.72%	1.99%		2.25%	2.53%	2.90%		2.93%	1.45%	1.71%		1.96%	2.27%	2.62%		2.65%
Portfolio Turnover Rate	4%	15%		20%	15%	11%		15%	4%	15%		20%	15%	11%		15%

	Ohio Intermediate Tax Exempt Bond Fund
	Class C
	2017*	2017		2016	2015	2014		2013
Net Asset Value, Beginning of Period	$10.59	$10.92		$10.82	$11.06	$11.32		$11.63
Net Investment Income(1)	0.04	0.11		0.14	0.18	0.21		0.22
Realized and Unrealized Gain (Loss) on Investments	(0.27)	(0.11)		0.23	(0.10)	(0.11)		(0.17)
Total from Investment Operations	(0.23)	–		0.37	0.08	0.10		0.05
Contributions of Capital by Affiliate(1)	–	–		–	–	–**	(2)	–
Dividends from Net Investment Income	(0.04)	(0.11)		(0.14)	(0.17)	(0.21)		(0.22)
Distributions from Net Realized Gains	–	(0.22)		(0.13)	(0.15)	(0.15)		(0.14)
Total Distributions	(0.04)	(0.33)		(0.27)	(0.32)	(0.36)		(0.36)
Net Asset Value, End of Period	$10.32	$10.59		$10.92	$10.82	$11.06		$11.32

Total Return†	(2.20)%	0.03%		3.40%	0.66%	0.99%		0.45%
Ratios/Supplemental Data
Net Assets End of Period (000)	$ 192	$ 648		$ 467	$ 458	$ 459		$ 620
Ratio of Expenses to Average Net Assets	1.84%	1.74%	(3)	1.70%	1.63%	1.58%		1.56%
Ratio of Net Investment Income to Average Net Assets	0.73%	1.00%		1.25%	1.59%	1.90%		1.94%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.84%	1.75%	(3)	1.70%	1.63%	1.58%		1.56%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.73%	0.99%		1.25%	1.59%	1.90%		1.94%
Portfolio Turnover Rate	4%	15%		20%	15%	11%		15%

*	For the six-month period ended November 30, 2017. All ratios for the period have been annualized. Total return for the period has not been annualized.

†	Total return excludes sales charge.

**	Amount represents less than $0.005 per share.

(1)	Per share data calculated using average shares outstanding method.

(2)

During the fiscal year ended May 31, 2014, a voluntary payment was made by PNC Bank, N.A., an affiliate of the Adviser. The payment represents a reimbursement of shareholder services fees borne in prior periods by Class C Shares of the Fund. For tax purposes, this amount represents capital. The payment had no impact to the total return of the Fund.

(3)

During the fiscal year ended May 31, 2017, the Adviser reimbursed the Fund for amounts the Fund had paid for shareholder administrative services. This reimbursement represented a 0.01% impact to the expense ratios of each class.

(4)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares. This voluntary commitment represented a 0.05% impact to Class A ratios and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A shareholders. Excluding this item, the expense ratio would have been higher and the net investment income ratio would have been lower.

See Notes to Financial Statements.

P N C F i x e d I n c o m e F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0 , 2 0 1 7 ,
a n d f o r t h e Y e a r s E n d e d M a y 3 1 , u n l e s s o t h e r w i s e i n d i c a t e d

Tax Exempt Limited Maturity Bond Fund
Class I	Class A
2017	*	2017	2016	2015	2014	2013	201	7*	201	7	201	6	201	5	201	4	2013
Net Asset Value, Beginning of Period	$10.41	$10.46	$10.39	$10.50	$10.52	$10.64	$10.42	$10.47	$10.39	$10.50	$10.53	$10.64
Net Investment Income(1)	0.08	0.15	0.16	0.16	0.15	0.17	0.06	0.12	0.13	0.13	0.12	0.14
Realized and Unrealized Gain (Loss) on Investments	(0.16)	(0.05)	0.07	(0.11)	–	**	(0.10)	(0.16)	(0.05)	0.08	(0.11)	(0.01)	(0.09)
Total from Investment Operations	(0.08)	0.10	0.23	0.05	0.15	0.07	(0.10)	0.07	0.21	0.02	0.11	0.05
Contributions of Capital by Affiliate(1)	–	–	–	–	–	**(2)	–	–	–	–	–	–	**(2)	–
Dividends from Net Investment Income	(0.08)	(0.15)	(0.16)	(0.16)	(0.15)	(0.17)	(0.06)	(0.12)	(0.13)	(0.13)	(0.12)	(0.14)
Distributions from Net Realized Gains	–	–	**	–	–	(0.02)	(0.02)	–	–	**	–	–	(0.02)	(0.02)
Total Distributions	(0.08)	(0.15)	(0.16)	(0.16)	(0.17)	(0.19)	(0.06)	(0.12)	(0.13)	(0.13)	(0.14)	(0.16)
Net Asset Value, End of Period	$10.25	$10.41	$10.46	$10.39	$10.50	$10.52	$10.26	$10.42	$10.47	$10.39	$10.50	$10.53

Total Return†	(0.82)%	0.96%	2.19%	0.46%	1.47%	0.67%	(0.96)%	0.68%	2.01%	0.19%	1.12%	0.49%

Ratios/Supplemental Data
Net Assets End of Period (000)	$108,129	$121,660	$131,767	$133,081	$144,797	$145,668	$204	$206	$249	$452	$470	$541
Ratio of Expenses to Average Net Assets	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%	0.81%	0.81%	0.80%	0.81%	0.80	%(3)	0.81%
Ratio of Net Investment Income to Average Net Assets	1.45%	1.43%	1.49%	1.50%	1.42%	1.60%	1.17%	1.15%	1.22%	1.23%	1.19	%(3)	1.32%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.60%	0.58%	0.56%	0.55%	0.54%	0.55%	0.88%	0.86%	0.83%	0.83%	0.83%	0.83%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.38%	1.38%	1.46%	1.48%	1.41%	1.58%	1.10%	1.10%	1.19%	1.21%	1.16%	1.30%
Portfolio Turnover Rate	11%	31%	29%	36%	48%	51%	11%	31%	29%	36%	48%	51%

* For the six-month period ended November 30, 2017. All ratios for the period have been annualized. Total return for the period has not been annualized.

† Total return excludes sales charge.

** Amount represents less than $0.005 per share.

(1)	Per share data calculated using average shares outstanding method.

(2)

During the fiscal year ended May 31, 2014, a voluntary payment was made by PNC Bank, N.A., an affiliate of the Adviser. The payment represents a reimbursement of shareholder services fees borne in prior periods by Class C Shares of the Fund. For tax purposes, this amount represents capital. The payment had no impact to the total return of the Fund.

(3)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares. This voluntary commitment represented a 0.01% impact to Class A ratios and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A shareholders. Excluding this item, the expense ratio would have been higher and the net investment income ratio would have been lower.

See Notes to Financial Statements.

P N C  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 7  ( U n a u d i t e d )

Par (000)		Value (000)
ASSET-BACKED SECURITIES — 9.2%
Automotive — 5.2%
Fifth Third Auto Trust,
Series 2015-1, Cl A3
1.420%, 03/16/20	$212	$212
Fifth Third Auto Trust,
Series 2017-1, Cl A3 1.800%, 02/15/22	95	94
Ford Credit Auto Lease Trust,
Series 2017-B, Cl A2A 1.800%, 06/15/20	80	80
Ford Credit Auto Owner Trust,
Series 2017-C, Cl A4 2.160%, 03/15/23	55	55
Honda Auto Receivables Owner Trust,
Series 2016-2, Cl A3 1.390%, 04/15/20	130	130
Honda Auto Receivables Owner Trust,
Series 2016-3, Cl A4 1.330%, 11/18/22	200	197
Hyundai Auto Receivables Trust,
Series 2017-A, Cl A3 1.760%, 08/16/21	260	259
Nissan Auto Receivables Owner Trust,
Series 2017-B, Cl A3 1.750%, 10/15/21	325	323
Toyota Auto Receivables Owner Trust,
Series 2017-D, Cl A4 2.120%, 02/15/23	100	100

		1,450

Credit Cards — 3.2%
American Express Credit Account Master Trust,
Series 2017-1, Cl A 1.930%, 09/15/22	350	349
BA Credit Card Trust,
Series 2015-A2, Cl A 1.360%, 09/15/20	105	105
BA Credit Card Trust,
Series 2017-A1, Cl A1 1.950%, 08/15/22	150	149
Capital One Multi-Asset Execution Trust,
Series 2017-A4, Cl A4 1.990%, 07/17/23	300	299

		902

Utilities — 0.8%
CenterPoint Energy Transition Bond LLC,
Series 2012-1, Cl A2
2.161%, 10/15/21	208	208

Total Asset-Backed Securities (Cost $2,569)		2,560

COMMERCIAL MORTGAGE-BACKED SECURITY — 1.0%
Freddie Mac Multifamily Structured Pass Through
Certificates, Series K067, Cl A2
3.194%, 07/25/27	270	276

Total Commercial Mortgage-Backed Security (Cost $277)		276

	Par (000)	Value (000)
CORPORATE BONDS — 39.6%
Automotive — 1.6%
Ford Motor
4.346%, 12/08/26	$70	$73
General Motors
5.150%, 04/01/38	5	5
6.600%, 04/01/36	55	66
General Motors Financial
3.200%, 07/13/20	90	91
Toyota Motor Credit (MTN)
2.600%, 01/11/22	205	206

		441

Cable — 0.7%
CBS
4.600%, 01/15/45	55	55
Scripps Networks Interactive
2.800%, 06/15/20	80	80
Time Warner Cable LLC
4.500%, 09/15/42	50	46

		181

Consumer Discretionary — 1.1%
Carnival
3.950%, 10/15/20	155	161
Netflix
4.875%, 04/15/28 144A	85	84
Royal Caribbean Cruises
3.700%, 03/15/28	70	70

		315

Consumer Services — 0.6%
Automatic Data Processing
3.375%, 09/15/25	80	83
Sotheby’s
5.250%, 10/01/22 144A	85	87

		170

Consumer Staples — 0.8%
Kroger
4.450%, 02/01/47	40	38
6.150%, 01/15/20	165	178

		216

Energy — 2.7%
BP Capital Markets PLC
3.224%, 04/14/24	140	143
ConocoPhillips
6.500%, 02/01/39	45	61
Energy Transfer LP
4.050%, 03/15/25	75	75
6.125%, 12/15/45	40	43
EQT
3.900%, 10/01/27	80	78
HollyFrontier
5.875%, 04/01/26	85	94
Kinder Morgan Energy Partners LP (MTN)
6.950%, 01/15/38	87	105
Petroleos Mexicanos
6.000%, 03/05/20	75	80

See Notes to Financial Statements.

P N C  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 7  ( U n a u d i t e d )

Par (000)		Value (000)
CORPORATE BONDS — continued
Energy — continued
Phillips 66
4.650%, 11/15/34	$75	$81

		760

Financials — 13.7%
American Express
3.000%, 10/30/24	50	50
Bank of America (GMTN)
2.000%, 01/11/18	200	200
Bank of America (MTN)
4.000%, 04/01/24	105	111
4.200%, 08/26/24	120	126
Bear Stearns LLC
7.250%, 02/01/18	105	106
Capital One Financial
3.300%, 10/30/24	30	30
4.200%, 10/29/25	65	67
Capital One NA
2.400%, 09/05/19	250	250
Citigroup
2.050%, 12/07/18	145	145
3.887%, 01/10/28 (A)	80	82
4.450%, 09/29/27	40	42
Credit Suisse AG (GMTN)
5.400%, 01/14/20	80	85
Deutsche Bank AG
2.700%, 07/13/20	100	100
4.250%, 10/14/21	55	57
Goldman Sachs Group
2.300%, 12/13/19	210	210
2.350%, 11/15/21	110	108
Intercontinental Exchange
2.350%, 09/15/22	110	109
John Deere Capital (MTN)
2.150%, 09/08/22	65	64
JPMorgan Chase
2.400%, 06/07/21	195	194
3.882%, 07/24/38 (A)	70	71
6.100%, 10/29/49 (A)	65	72
Lloyds Banking Group PLC
4.650%, 03/24/26	180	190
Morgan Stanley (GMTN)
2.500%, 04/21/21	125	124
Morgan Stanley (MTN)
2.625%, 11/17/21	160	160
4.100%, 05/22/23	75	78
New York Life Global Funding
2.300%, 06/10/22 144A	115	113
Royal Bank of Canada
2.100%, 10/14/20	280	278
Royal Bank of Scotland Group PLC
6.000%, 12/19/23	125	138
Sumitomo Mitsui Financial Group
2.778%, 10/18/22	115	115
Toronto-Dominion Bank (GMTN)
2.500%, 12/14/20	85	85
Visa
4.150%, 12/14/35	75	82
Wells Fargo
3.069%, 01/24/23	70	71

	Par (000)	Value (000)

Westpac Banking
2.250%, 07/30/18	$50	$50
5.000%, 03/21/49 (A)	45	45

		3,808

Food, Beverage & Tobacco — 1.4%
Anheuser-Busch InBev Finance
4.700%, 02/01/36	155	172
Constellation Brands
3.875%, 11/15/19	155	159
Kraft Heinz Foods
5.200%, 07/15/45	60	65

		396

Healthcare — 3.2%
Abbott Laboratories
3.750%, 11/30/26	105	107
AbbVie
2.300%, 05/14/21	60	59
Allergan Funding SCS
3.450%, 03/15/22	80	81
Amgen
2.650%, 05/11/22	60	60
4.400%, 05/01/45	70	74
Gilead Sciences
1.850%, 09/20/19	65	65
Johnson & Johnson
3.550%, 03/01/36	100	102
Shire Acquisitions Investments Ireland DAC
1.900%, 09/23/19	110	109
Teva Pharmaceutical Finance III BV
2.800%, 07/21/23	125	110
3.150%, 10/01/26#	50	42
Teva Pharmaceutical Finance IV BV
3.650%, 11/10/21	90	86

		895

Industrials — 1.4%
Cintas No 2
4.300%, 06/01/21	120	127
CNH Industrial Capital LLC
4.875%, 04/01/21	130	137
General Electric
4.125%, 10/09/42	45	46
United Continental Holdings
4.250%, 10/01/22	65	65
United Rentals North America
4.875%, 01/15/28	20	20

		395

Insurance — 2.0%
Assurant
2.500%, 03/15/18	160	160
Hartford Financial Services Group
6.300%, 03/15/18	131	133
MetLife
6.400%, 12/15/36	70	81
Teachers Insurance & Annuity Association of America
4.900%, 09/15/44 144A	90	101
XLIT
2.300%, 12/15/18	50	50

See Notes to Financial Statements.

	Par (000)	Value (000)
CORPORATE BONDS — continued
Insurance — continued
4.450%, 03/31/25	$35	$36

		561

Materials — 0.6%
Huntsman International LLC
4.875%, 11/15/20	80	84
Sherwin-Williams
2.750%, 06/01/22	75	74

		158

Real Estate — 2.2%
American Campus Communities Operating Partnership LP
3.750%, 04/15/23	115	118
Crown Castle International
3.650%, 09/01/27	75	74
Host Hotels & Resorts LP
3.750%, 10/15/23	85	87
Kimco Realty
2.800%, 10/01/26	65	61
Public Storage REIT
3.094%, 09/15/27	65	65
Spirit Realty LP
4.450%, 09/15/26	145	143
VEREIT Operating Partnership LP
3.950%, 08/15/27	70	69

		617

Retail — 1.6%
Amazon.com
4.250%, 08/22/57 144A	125	131
CVS Health
3.500%, 07/20/22	80	82
Penske Automotive Group
5.375%, 12/01/24	80	81
Under Armour
3.250%, 06/15/26	120	105
Wal-Mart Stores
5.625%, 04/01/40	45	60

		459

Technology — 2.3%
Amphenol
2.550%, 01/30/19	110	110
Apple
3.850%, 05/04/43	90	92
Intel
2.875%, 05/11/24	100	101
KLA-Tencor
4.125%, 11/01/21	155	162
Microsoft
3.450%, 08/08/36	110	111
Xilinx
2.950%, 06/01/24	70	69

		645

Telecommunications — 1.3%
AT&T
4.750%, 05/15/46	80	77
4.900%, 08/14/37	45	45
5.700%, 03/01/57	60	64

Par (000)		Value (000)

Verizon Communications
4.500%, 08/10/33	$180	$186

		372

Transportation — 0.9%
ERAC USA Finance LLC
5.625%, 03/15/42 144A	100	114
FedEx
3.900%, 02/01/35	70	70
Hertz
7.625%, 06/01/22 144A	50	52

		236

Utilities — 1.5%
Alabama Power
2.450%, 03/30/22	85	84
American Electric Power
2.150%, 11/13/20	75	75
Berkshire Hathaway Energy
6.125%, 04/01/36	67	88
NiSource Finance
3.490%, 05/15/27	65	66
Public Service Company of Colorado
3.800%, 06/15/47	35	36
Puget Sound Energy
5.757%, 10/01/39	50	65

		414

Total Corporate Bonds (Cost $10,845)		11,039

OTHER GOVERNMENT AND AGENCY OBLIGATION — 0.2%
Mexico — 0.2%
Mexico Government International Bond (GMTN)
4.750%, 03/08/44	50	51

Total Other Government and Agency Obligation (Cost $45)		51

MUNICIPAL BOND — 0.5%
Texas — 0.5%
Texas Transportation Commission (RB) Series B
5.178%, 04/01/30	115	139

Total Municipal Bond (Cost $115)		139

U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 25.2%
Federal Home Loan Mortgage Corporation — 1.2%
9.500%, 10/01/20	1	1
8.000%, 07/01/25	15	16
6.000%, 09/01/19	3	3
5.500%, 06/01/33 (B)	–	–
3.568% (US0012M+1.809%), 01/01/36 (C)	4	4
3.399% (US0012M+1.700%), 12/01/36 (C)	4	5
3.000%, 12/01/42	287	288

		317

Federal National Mortgage Association — 21.9%
8.000%, 03/01/31	1	1

See Notes to Financial Statements.

P N C  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 7  ( U n a u d i t e d )

Par (000)		Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — continued
Federal National Mortgage Association — continued
6.000%, 09/01/37	$2		$ 2
5.500%, 03/01/36	13		15
5.000%, 03/01/40	121		132
4.500%, 10/01/39	323		345
4.500%, 04/01/40	217		234
4.000%, 09/01/39	12		13
4.000%, 11/01/40	169		177
4.000%, 01/01/41	387		409
4.000%, 07/01/42	275		289
4.000%, 11/01/44	296		311
3.500%, 09/01/29	297		307
3.500%, 07/01/42	485		501
3.500%, 08/01/42	383		394
3.500%, 10/01/42	207		213
3.500%, 11/01/42	41		42
3.500%, 02/01/43	516		532
3.500%, 08/01/43	113		116
3.178% (US0012M+1.428%), 08/01/35 (C)	2		2
3.000%, 11/01/27	370		378
3.000%, 04/01/43	267		268
3.000%, 06/01/43	326		327
3.000%, 05/01/46	237		236
2.500%, 11/01/27	456		458
2.500%, 11/01/31	399		399

			6,101

Government National Mortgage Association — 2.1%
8.500%, 11/15/21	13		14
8.500%, 07/15/22	3		3
4.000%, 09/15/41	287		302
3.500%, 12/20/42	259		269

			588

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $6,926)		7,006

U.S. TREASURY OBLIGATIONS — 23.1%
U.S. Treasury Bonds — 8.5%
4.500%, 02/15/36	820		1,049
3.750%, 08/15/41	825		964
2.500%, 02/15/45	380		355

			2,368

U.S. Treasury Inflation Indexed Bond — 2.2%
0.125%, 07/15/24	613		603

U.S. Treasury Notes — 12.4%
2.500%, 08/15/23	85		86
2.375%, 08/15/24	230		231
2.250%, 11/15/25	690		684
2.125%, 09/30/21	455		457
2.000%, 02/28/21	315		315
1.750%, 10/31/20	720		717
1.750%, 03/31/22	200		197
1.625%, 08/15/22	725		710
1.625%, 08/31/22	70		68

			3,465

Total U.S. Treasury Obligations (Cost $6,366)			6,436

	Number of Shares	Value (000)
MONEY MARKET FUND — 2.2%
PNC Government Money Market Fund,
Class I Shares 0.920%† (D)	601,657	$ 602

Total Money Market Fund (Cost $602)		602

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned – 101.0% (Cost $27,745)		28,109

SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 0.1%
Affiliated Money Market Fund — 0.1%
PNC Government Money Market Fund,
Class I Shares 0.920%† (D)	41,929	42

Money Market Fund — 0.0%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class 0.974% (D)	641	1

Total Short-Term Investments Purchased With Collateral From Securities Loaned (Cost $43)‡		43

TOTAL INVESTMENTS — 101.1%
(Cost $27,788)*		28,152

Other Assets & Liabilities – (1.1)%		(316)

TOTAL NET ASSETS — 100.0%		$27,836

*	Aggregate cost for Federal income tax purposes is (000) $27,866.

Gross unrealized appreciation (000)	$405
Gross unrealized depreciation (000)	(119)
Net unrealized appreciation (000)	$286

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $41 (000).
‡	See Note 9 in Notes to Financial Statements.
(A)	Fixed to floating rate investment. The rate shown is the fixed rate, which is the rate in effect on November 30, 2017, and the date shown is the final maturity date, not the reset date.
(B)	Par and Value are less than $500.
(C)

Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at November 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(D)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $683 (000) and represents 2.5% of net assets as of November 30, 2017.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2017 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Asset-Backed Securities	$–	$2,560	$–	$2,560

Commercial Mortgage-Backed Security	–	276	–	276

Corporate Bonds	–	11,039	–	11,039

Other Government and Agency Obligation	–	51	–	51

Money Market Fund	602	–	–	602

Municipal Bond	–	139	–	139

Short-Term Investments Purchased With Collateral From Securities Loaned	43	–	–	43

U.S. Government Agency Mortgage- Backed Obligations	–	7,006	–	7,006

U.S. Treasury Obligations	–	6,436	–	6,436

Total Assets - Investments in Securities	$645	$27,507	$–	$28,152

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value. As of November 30, 2017, such liabilities are categorized within the valuation hierarchy as follows:

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Liabilities:

Payable for collateral received for loaned securities	$–	$43	$–	$43

Total Liabilities - Collateral Received for Loaned Securities	$–	$43	$–	$43

There were no transfers between Levels during the six-month period ended November 30, 2017.

See Notes to Financial Statements.

P N C  G o v e r n m e n t  M o r t g a g e  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 7  ( U n a u d i t e d )

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE-
BACKED OBLIGATIONS — 93.1%
Federal Home Loan Mortgage Corporation — 20.9%
9.000%, 09/01/20	$1	$1
8.000%, 03/01/22 (A)	–	–
7.000%, 05/01/31	9	9
6.000%, 10/01/32	73	83
5.500%, 03/01/28	54	59
4.000%, 09/01/40 to 01/01/41	566	594
3.500%, 07/01/42 to 08/01/46	1,297	1,333
3.000%, 03/01/43 to 07/01/46	2,057	2,060
2.500%, 08/01/31	435	434

		4,573

Federal National Mortgage Association — 56.8%
10.000%, 06/01/21	–	1
9.000%, 10/01/19	1	1
8.500%, 11/01/21 to 09/01/23	2	2
8.000%, 02/01/23 to 03/01/23	2	2
7.500%, 09/01/22 to 09/01/30	19	22
5.500%, 12/01/18 to 01/01/35	284	317
5.000%, 10/01/35 to 10/01/39	470	516
4.500%, 08/01/39 to 05/01/40	918	991
4.000%, 02/01/41 to 04/01/46	1,818	1,907
3.500%, 09/01/41 to 05/01/45	3,852	3,964
3.000%, 04/01/27 to 11/01/46	3,706	3,724
2.500%, 03/01/28 to 08/01/30	969	971

		12,418

Government National Mortgage Association — 15.4%
9.250%, 12/15/19 to 05/15/21	10	10
9.000%, 07/15/18 to 11/15/24	19	20
8.500%, 02/15/22 to 09/15/24	33	34
8.000%, 12/15/21 to 04/15/30	84	89
7.500%, 05/15/22 to 09/20/30	97	104
7.000%, 03/15/23 to 07/15/31	235	257
5.000%, 10/15/39	298	325
4.500%, 03/15/39	568	608
4.000%, 09/15/39 to 10/20/44	1,242	1,304
3.500%, 06/20/42 to 01/20/43	584	606

		3,357

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $20,322)		20,348

	Par (000)	Value (000)
U.S. TREASURY OBLIGATION — 0.4%
U.S. Treasury Note — 0.4%
2.000%, 02/15/23	$100	$99

Total U.S. Treasury Obligation
(Cost $104)		99

COLLATERALIZED MORTGAGE OBLIGATIONS — 4.6%
Fannie Mae, Series 2012-145, Cl PD 1.500%, 11/25/32	83	80
Fannie Mae, Series 2013-2, Cl AB 2.000%, 02/25/43	588	570
Freddie Mac, Series 1273, Cl Z 7.500%, 05/15/22	11	11
Ginnie Mae, Series 2002-92, Cl PB 5.500%, 12/20/32	314	346

Total Collateralized Mortgage Obligations
(Cost $1,030)		1,007

	Number of Shares
MONEY MARKET FUND — 2.0%
PNC Government Money Market Fund, Class I Shares 0.920%† (B)	438,715	439

Total Money Market Fund
(Cost $439)		439

TOTAL INVESTMENTS — 100.1%
(Cost $21,895)*		21,893

Other Assets & Liabilities – (0.1)%		(28)

TOTAL NET ASSETS — 100.0%		$21,865

* Aggregate cost for Federal income tax purposes is (000) $21,896.

Gross unrealized appreciation (000)	$271
Gross unrealized depreciation (000)	(274)

Net unrealized depreciation (000)	$(3)

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
(A)	Par and Value are less than $500.
(B)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2017 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Collateralized Mortgage Obligations	$–	$1,007	$–	$1,007

Money Market Fund	439	–	–	439

U.S. Government Agency Mortgage-Backed Obligations	–	20,348	–	20,348

U.S. Treasury Obligation	–	99	–	99

Total Assets - Investments in Securities	$439	$21,454	$–	$21,893

There were no transfers between Levels during the six-month period ended November 30, 2017.

See Notes to Financial Statements.

P N C  I n t e r m e d i a t e  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 7  ( U n a u d i t e d )

Par (000)		Value (000)
ASSET-BACKED SECURITIES — 14.7%
Automotive — 5.6%
BMW Vehicle Owner Trust,
Series 2016-A, Cl A3 1.160%, 11/25/20	$1,480	$1,468
Ford Credit Auto Owner Trust,
Series 2017-C, Cl A4 2.160%, 03/15/23	555	555
Honda Auto Receivables Owner Trust,
Series 2016-3, Cl A4 1.330%, 11/18/22	1,000	987
Honda Auto Receivables Owner Trust,
Series 2017-1, Cl A4 2.050%, 06/21/23	760	759
Honda Auto Receivables Owner Trust,
Series 2017-2, Cl A3 1.680%, 08/16/21	1,070	1,062
Honda Auto Receivables Owner Trust,
Series 2017-4, Cl A4 2.210%, 03/21/24	1,230	1,230
Mercedes-Benz Auto Receivables Trust,
Series 2016-1, Cl A3 1.260%, 02/16/21	670	666
Nissan Auto Receivables Owner Trust,
Series 2015-C Cl A3 1.370%, 05/15/20	1,074	1,071
Toyota Auto Receivables Owner Trust,
Series 2017-C, Cl A3 1.780%, 11/15/21	750	746
Toyota Auto Receivables Owner Trust,
Series 2017-D Cl A3 1.930%, 01/18/22	1,440	1,437

		9,981

Credit Cards — 8.5%
American Express Credit Account Master Trust,
Series 2017-1, Cl A 1.930%, 09/15/22	1,245	1,242
American Express Credit Account Master Trust,
Series 2017-3, Cl A 1.770%, 11/15/22	2,000	1,985
BA Credit Card Trust,
Series 2015-A2, Cl A 1.360%, 09/15/20	1,655	1,653
Capital One Multi-Asset Execution Trust,
Series 2016-A3, Cl A3 1.340%, 04/15/22	2,000	1,981
Capital One Multi-Asset Execution Trust,
Series 2017-A6, Cl A6 2.290%, 07/15/25	2,600	2,586
Chase Issuance Trust,
Series 2015-A2, Cl A2 1.590%, 02/18/20	2,325	2,326
Citibank Credit Card Issuance Trust,
Series 2016-A1, Cl A1 1.750%, 11/19/21	2,305	2,292
Discover Card Execution Note Trust,
Series 2016-A4, Cl A4 1.390%, 03/15/22	455	450
Synchrony Credit Card Master Note Trust,
Series 2012-2, Cl A

	Par (000)	Value (000)

2.220%, 01/15/22	$850	$851

		15,366

Equipment — 0.3%
John Deere Owner Trust,
Series 2016-A, Cl A3 1.360%, 04/15/20	635	634

Utilities — 0.3%
CenterPoint Energy Transition Bond LLC,
Series 2012-1, Cl A2 2.161%, 10/15/21	532	532

Total Asset-Backed Securities
(Cost $26,630)		26,513

COMMERCIAL MORTGAGE-BACKED SECURITY — 0.7%
Freddie Mac Multifamily Structured Pass Through Certificates, Series K067, Cl A2 3.194%, 07/25/27	1,285	1,313

Total Commercial Mortgage-Backed Security
(Cost $1,320)		1,313

CORPORATE BONDS — 47.4%
Automotive — 1.8%
American Honda Finance (MTN) 2.900%, 02/16/24	760	764
Ford Motor 4.346%, 12/08/26	434	452
General Motors Financial 3.950%, 04/13/24	500	512
PACCAR Financial (MTN) 2.108% (US0003M+0.600%), 12/06/18 (A)	800	805
Toyota Motor Credit (MTN) 1.700%, 01/09/19	740	738

		3,271

Cable — 0.3%
Charter Communications Operating LLC 4.464%, 07/23/22	520	542

Consumer Discretionary — 0.8%
Carnival 3.950%, 10/15/20	845	882
Netflix 4.875%, 04/15/28 144A	565	557

		1,439

Consumer Services — 0.3%
Sotheby’s 5.250%, 10/01/22 144A	500	511

Consumer Staples — 1.3%
Kroger 6.150%, 01/15/20	1,210	1,303
2.650%, 10/15/26	435	403
McCormick 3.150%, 08/15/24	645	648

		2,354

See Notes to Financial Statements.

Par (000)		Value (000)
CORPORATE BONDS — continued
Energy — 3.6%
BP Capital Markets PLC
3.224%, 04/14/24	$915	$932
Chevron 2.895%, 03/03/24	1,040	1,048
Energy Transfer LP 4.050%, 03/15/25	765	766
EQT 3.900%, 10/01/27	525	515
Exxon Mobil 2.261% (US0003M+0.780%), 03/01/19 (A)	435	439
HollyFrontier 5.875%, 04/01/26	340	377
Kinder Morgan Energy Partners LP 4.150%, 03/01/22	746	776
Nexen Energy ULC 6.200%, 07/30/19	354	373
Petroleos Mexicanos 4.250%, 01/15/25	410	408
3.500%, 07/23/20	300	305
Phillips 66 Partners LP
3.550%, 10/01/26	625	615

		6,554

Financials — 20.7%
American Express 3.000%, 10/30/24	965	960
Bank of America (MTN)
4.200%, 08/26/24	550	578
2.503%, 10/21/22	1,175	1,159
Bank of Montreal (MTN)
2.375%, 01/25/19	1,170	1,174
Bank of Nova Scotia 2.125%, 09/11/19	535	535
BB&T (MTN) 6.850%, 04/30/19	10	11
3.950%, 03/22/22	560	587
BBVA Bancomer SA 4.375%, 04/10/24 144A	660	692
Bear Stearns LLC 7.250%, 02/01/18	850	857
Capital One Financial 3.300%, 10/30/24	735	731
Citigroup 2.700%, 10/27/22	1,800	1,784
2.650%, 10/26/20	1,060	1,064
Credit Agricole SA (MTN) 3.250%, 10/04/24 144A	375	372
Credit Suisse AG (GMTN) 5.400%, 01/14/20	725	767
Deutsche Bank AG 4.250%, 10/14/21	1,305	1,358
European Investment Bank 2.375%, 06/15/22	525	526
Fifth Third Bancorp 2.300%, 03/01/19	505	506
GE Capital International Funding Unlimited Co. 3.373%, 11/15/25	583	592
Goldman Sachs Group
5.750%, 01/24/22	890	989
HSBC Bank USA NA
4.875%, 08/24/20	1,625	1,723

Par (000)		Value (000)

John Deere Capital 1.920% (US0003M+0.570%), 01/08/19 (A)	$1,640	$1,649
JPMorgan Chase 4.125%, 12/15/26	385	401
3.375%, 05/01/23	605	615
2.400%, 06/07/21	520	518
KeyBank NA 2.300%, 09/14/22	710	697
Lloyds Banking Group PLC 4.650%, 03/24/26	655	690
Morgan Stanley (GMTN) 2.500%, 04/21/21	1,265	1,260
Morgan Stanley (MTN) 4.100%, 05/22/23	425	444
2.625%, 11/17/21	590	589
MUFG Americas Holdings 3.500%, 06/18/22	570	586
Regions Financial 2.750%, 08/14/22	740	736
Royal Bank of Canada 1.875%, 02/05/20	3,120	3,096
Royal Bank of Canada (GMTN) 1.858% (US0003M+0.480%), 07/29/19 (A)	845	849
Royal Bank of Scotland Group PLC 6.125%, 12/15/22	750	827
Santander UK Group Holdings PLC 2.875%, 10/16/20	1,205	1,212
Sumitomo Mitsui Financial Group 2.778%, 10/18/22	650	648
Toronto-Dominion Bank (GMTN) 2.125%, 07/02/19	1,240	1,241
UBS Group Funding Switzerland AG 3.491%, 05/23/23 144A	395	402
US Bancorp (MTN) 3.600%, 09/11/24	1,060	1,098
Wells Fargo (MTN) 4.100%, 06/03/26	255	265
2.550%, 12/07/20	960	963
Westpac Banking 2.600%, 11/23/20	1,440	1,449

		37,200

Food, Beverage & Tobacco — 0.7%
Anheuser-Busch InBev Finance 3.650%, 02/01/26	675	693
Dr Pepper Snapple Group 2.550%, 09/15/26	515	483

		1,176

Healthcare — 1.5%
Amgen 2.650%, 05/11/22	745	742
Shire Acquisitions Investments Ireland DAC 2.400%, 09/23/21	880	866
Teva Pharmaceutical Finance III BV 3.150%, 10/01/26#	330	275
2.800%, 07/21/23	930	821

		2,704

Industrials — 0.7%
CNH Industrial Capital LLC 3.875%, 10/15/21	700	716

See Notes to Financial Statements.

P N C  I n t e r m e d i a t e  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 7  ( U n a u d i t e d )

Par (000)		Value (000)
CORPORATE BONDS — continued
Industrials — continued
United Continental Holdings 4.250%, 10/01/22	$370	$371
United Rentals North America 4.875%, 01/15/28	140	141

		1,228

Insurance — 1.1%
Assurant 2.500%, 03/15/18	1,190	1,192
XLIT 2.300%, 12/15/18	805	806

		1,998

Materials — 1.1%
Huntsman International LLC 4.875%, 11/15/20	350	366
Monsanto 2.125%, 07/15/19	1,252	1,247
Sherwin-Williams 2.750%, 06/01/22	375	373

		1,986

Real Estate — 2.2%
American Campus Communities Operating Partnership LP 3.750%, 04/15/23	930	956
Crown Castle International 3.200%, 09/01/24	850	838
Host Hotels & Resorts LP 3.750%, 10/15/23	430	437
Spirit Realty LP 4.450%, 09/15/26	890	880
VEREIT Operating Partnership LP 3.950%, 08/15/27	895	884

		3,995

Retail — 3.0%
Alibaba Group Holding 3.600%, 11/28/24	880	904
Amazon.com 2.800%, 08/22/24 144A	785	782
Lowe’s 1.737% (US0003M+0.420%), 09/10/19 (A)	1,225	1,232
Penske Automotive Group 5.375%, 12/01/24	680	690
Priceline Group 3.650%, 03/15/25	440	446
Under Armour 3.250%, 06/15/26	630	554
Wal-Mart Stores 2.350%, 12/15/22	840	835

		5,443

Technology — 2.3%
Amphenol 3.200%, 04/01/24	505	505
Apple 3.000%, 06/20/27	250	248
2.400%, 05/03/23	960	950
KLA-Tencor 4.125%, 11/01/21	905	944

Par (000)		Value (000)

QUALCOMM 2.900%, 05/20/24	$610	$590
Xilinx 3.000%, 03/15/21	605	610
2.950%, 06/01/24	225	223

		4,070

Telecommunications — 1.5%
AT&T 4.600%, 02/15/21	1,630	1,720
4.250%, 03/01/27	225	229
Verizon Communications 2.625%, 08/15/26	885	826

		2,775

Transportation — 0.2%
Hertz 7.625%, 06/01/22 144A	265	274

Utilities — 4.3%
Berkshire Hathaway Energy 3.500%, 02/01/25	1,214	1,253
NextEra Energy Capital Holdings 2.300%, 04/01/19	1,145	1,145
NiSource Finance 3.490%, 05/15/27	785	794
Sempra Energy 2.875%, 10/01/22	1,307	1,309
Sierra Pacific Power 2.600%, 05/01/26	750	724
Southern 2.750%, 06/15/20	1,405	1,416
Xcel Energy 4.700%, 05/15/20	1,011	1,057

		7,698

Total Corporate Bonds
(Cost $84,961)		85,218

OTHER GOVERNMENT AND AGENCY OBLIGATIONS — 1.4%
Canada — 0.7%
CPPIB Capital 1.250%, 09/20/19 144A	1,225	1,206

Supranational — 0.7%
International Bank for Reconstruction & Development (GMTN) 1.375%, 09/20/21	1,410	1,369

Total Other Government and Agency Obligations
(Cost $2,631)		2,575

See Notes to Financial Statements.

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE-
BACKED OBLIGATIONS — 7.5%
Federal Home Loan Mortgage Corporation — 1.0%
3.000%, 10/01/31	$1,671	$1,703

Federal National Mortgage Association — 6.5%
4.000%, 12/01/45	1,716	1,794
3.000%, 07/01/30	1,702	1,738
3.000%, 01/01/31	1,842	1,878
3.000%, 09/01/31	1,824	1,860
2.500%, 10/01/31	2,582	2,578
2.500%, 11/01/31	1,899	1,896

		11,744

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $13,632)		13,447

U.S. GOVERNMENT AGENCY OBLIGATION — 0.4%
Federal National Mortgage Association — 0.4%
1.875%, 09/24/26	715	675

Total U.S. Government Agency Obligation (Cost $711)		675

U.S. TREASURY OBLIGATIONS — 26.4%
U.S. Treasury Inflation Indexed Bond — 2.4%
0.125%, 01/15/22	4,329	4,303

U.S. Treasury Notes — 24.0%
2.500%, 08/15/23	9,600	9,744
2.375%, 08/15/24	395	396
2.250%, 11/15/25	6,625	6,566
2.000%, 02/28/21	9,025	9,037
1.750%, 10/31/20	4,430	4,411
1.750%, 03/31/22	1,535	1,513
1.625%, 08/15/22	4,110	4,022
1.625%, 05/15/26	5,475	5,153
1.500%, 12/31/18	2,240	2,235

		43,077

Total U.S. Treasury Obligations (Cost $47,582)		47,380

	Number of Shares	Value (000)
MONEY MARKET FUND — 2.6%
PNC Government Money Market Fund, Class I Shares 0.920%† (B)	4,627,083	$4,627

Total Money Market Fund (Cost $4,627)		4,627

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned – 101.1% (Cost $182,094)		181,748

SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 0.2%
Affiliated Money Market Fund — 0.2%
PNC Government Money Market Fund, Class I Shares 0.920%† (B)	276,244	276

Money Market Fund — 0.0%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class 0.974% (B)	4,223	4

Total Short-Term Investments Purchased With Collateral From Securities Loaned (Cost $280)‡		280

TOTAL INVESTMENTS — 101.3% (Cost $182,374)*		182,028

Other Assets & Liabilities – (1.3)%		(2,298)

TOTAL NET ASSETS — 100.0%		$179,730

*	Aggregate cost for Federal income tax purposes is (000) $182,487.

Gross unrealized appreciation (000)	$570
Gross unrealized depreciation (000)	(1,029)

Net unrealized depreciation (000)	$(459)

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $272 (000).
‡	See Note 9 in Notes to Financial Statements.
(A)

Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at November 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(B)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $4,796 (000) and represents 2.7% of net assets as of November 30, 2017.

See Notes to Financial Statements.

P N C  I n t e r m e d i a t e  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 7  ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2017 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Asset-Backed Securities	$–	$26,513	$–	$26,513
Commercial Mortgage-Backed Security	–	1,313	–	1,313
Corporate Bonds	–	85,218	–	85,218
Money Market Fund	4,627	–	–	4,627
Other Government and Agency Obligations	–	2,575	–	2,575
Short-Term Investments Purchased With Collateral From Securities Loaned	280	–	–	280
U.S. Government Agency Mortgage-Backed Obligations	–	13,447	–	13,447
U.S. Government Agency Obligation	–	675	–	675
U.S. Treasury Obligations	–	47,380	–	47,380

Total Assets - Investments in Securities	$4,907	$177,121	$–	$182,028

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value. As of November 30, 2017, such liabilities are categorized within the valuation hierarchy as follows:

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Liabilities:
Payable for collateral received for loaned securities	$–	$280	$–	$280

Total Liabilities - Collateral Received for Loaned Securities	$–	$280	$–	$280

There were no transfers between Levels during the six-month period ended November 30, 2017.

See Notes to Financial Statements.

P N C  L i m i t e d  M a t u r i t y  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 7  ( U n a u d i t e d )

Par (000)		Value (000)
ASSET-BACKED SECURITIES — 23.7%
Automotive — 14.2%
BMW Vehicle Owner Trust, Series 2016-A, Cl A3 1.160%, 11/25/20	$1,030	$1,022
Fifth Third Auto Trust, Series 2017-1, Cl A3 1.800%, 02/15/22	950	944
Ford Credit Auto Owner Trust, Series 2016-C, Cl A3 1.220%, 03/15/21	2,710	2,684
Ford Credit Auto Owner Trust, Series 2017-B, Cl A3 1.690%, 11/15/21	3,045	3,041
Honda Auto Receivables Owner Trust, Series 2016-4, Cl A3 1.210%, 12/18/20	1,780	1,763
Honda Auto Receivables Owner Trust, Series 2017-1, Cl A3 1.720%, 07/21/21	3,415	3,403
Huntington Auto Trust, Series 2016-1, Cl A4 1.930%, 04/15/22	2,150	2,140
Hyundai Auto Receivables Trust, Series 2015-A, Cl A4 1.370%, 07/15/20	2,515	2,509
Hyundai Auto Receivables Trust, Series 2015-C, Cl A3 1.460%, 02/18/20	1,550	1,548
Mercedes-Benz Auto Receivables Trust, Series 2016-1, Cl A3 1.260%, 02/16/21	3,170	3,150
Nissan Auto Receivables Owner Trust, Series 2017-A, Cl A3 1.740%, 08/16/21	2,040	2,031
Nissan Auto Receivables Owner Trust, Series 2017-B, Cl A3 1.750%, 10/15/21	3,055	3,035
Toyota Auto Receivables Owner Trust, Series 2017-A, Cl A4 2.100%, 09/15/22	3,170	3,163
Toyota Auto Receivables, Series 2016-C, Cl A3 1.140%, 08/17/20	2,490	2,473

		32,906

Credit Cards — 7.9%
American Express Credit Account Master Trust, Series 2017-1, Cl A 1.930%, 09/15/22	2,440	2,434
Capital One Multi-Asset Execution Trust, Series 2017-A1, Cl A1 2.000%, 01/17/23	3,360	3,353
Chase Issuance Trust, Series 2016-A4, Cl A4 1.490%, 07/15/22	4,435	4,365
Citibank Credit Card Issuance Trust, Series 2016-A1, Cl A1 1.750%, 11/19/21	4,385	4,360

Par (000)		Value (000)

Discover Card Execution Note Trust, Series 2016-A4, Cl A4 1.390%, 03/15/22	$3,650	$3,608

		18,120

Equipment — 1.6%
CNH Equipment Trust, Series 2017-C, Cl A3 2.080%, 02/15/23	855	855
John Deere Owner Trust, Series 2014-B, Cl A3 1.070%, 11/15/18	110	110
John Deere Owner Trust, Series 2016-A, Cl A3 1.360%, 04/15/20	2,030	2,025
John Deere Owner Trust, Series 2017-A, Cl A3 1.780%, 04/15/21	645	642

		3,632

Total Asset-Backed Securities (Cost $54,963)		54,658

COLLATERALIZED MORTGAGE OBLIGATIONS — 5.8%
Fannie Mae, Series 2003-86, Cl PY 4.500%, 09/25/18	130	131
Fannie Mae, Series 2003-97, Cl DG 5.000%, 10/25/18	84	84
Fannie Mae, Series 2014-33, Cl AH 3.000%, 06/25/29	1,914	1,952
Fannie Mae, Series 2014-91, Cl PB 3.000%, 02/25/38	2,020	2,043
Freddie Mac Series 3945 A, Cl A 3.000%, 03/15/26	1,989	2,017
Freddie Mac, Series 2828, Cl JE 4.500%, 07/15/19	216	218
Freddie Mac, Series 3535, Cl CA 4.000%, 05/15/24	30	30
Freddie Mac, Series 3564, Cl JA 4.000%, 01/15/18	84	84
Freddie Mac, Series 3693, Cl BD 3.000%, 07/15/25	1,646	1,673
Freddie Mac, Series 3741, Cl PA 2.150%, 02/15/35	992	992
Freddie Mac, Series 3786, Cl GN 4.000%, 08/15/35	399	402
Freddie Mac, Series 4266, Cl LG 2.500%, 06/15/28	879	885
Freddie Mac, Series 4537, Cl HA 3.500%, 09/15/41	2,770	2,850
Ginnie Mae, Series 1998-GN1, Cl A 7.110%, 08/25/27 (A)	–	–

Total Collateralized Mortgage Obligations (Cost $13,531)		13,361

CORPORATE BONDS — 42.5%
Automotive — 2.3%
Ford Motor Credit LLC 2.425%, 06/12/20	1,895	1,887
General Motors Financial 3.100%, 01/15/19	1,570	1,585

See Notes to Financial Statements.

P N C  L i m i t e d  M a t u r i t y  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 7  ( U n a u d i t e d )

	Par (000)	Value (000)
CORPORATE BONDS — continued
Automotive — continued
Hyundai Capital America (MTN) 2.000%, 03/19/18 144A	$1,835	$1,834

		5,306

Cable — 1.0%
21st Century Fox America 6.900%, 03/01/19	1,200	1,268
Charter Communications Operating LLC 3.579%, 07/23/20	1,000	1,016

		2,284

Consumer Discretionary — 1.3%
Carnival 3.950%, 10/15/20	510	532
1.875%, 12/15/17	1,142	1,142
Royal Caribbean Cruises
2.650%, 11/28/20	530	531
Starbucks
2.200%, 11/22/20	700	699

		2,904

Energy — 2.1%
BP Capital Markets PLC
2.315%, 02/13/20	260	261
1.674%, 02/13/18	1,660	1,660
EQT
2.500%, 10/01/20	600	598
TransCanada PipeLines
1.875%, 01/12/18	953	953
Valero Energy
6.125%, 02/01/20	1,343	1,447

		4,919

Financials — 20.7%
AerCap Ireland Capital DAC 4.250%, 07/01/20	800	832
American Express Credit (MTN) 2.600%, 09/14/20	1,005	1,012
Bank of America (GMTN) 2.650%, 04/01/19	3,500	3,523
Bank of Montreal (MTN) 2.100%, 06/15/20	1,010	1,005
1.500%, 07/18/19	800	793
Bank of Nova Scotia 1.650%, 06/14/19	2,000	1,987
BNP Paribas SA (MTN)
2.450%, 03/17/19	1,399	1,407
2.400%, 12/12/18	115	116
Capital One Financial 2.500%, 05/12/20	2,480	2,479
Citigroup 2.450%, 01/10/20	3,130	3,132
Citizens Bank NA 2.250%, 03/02/20	1,130	1,126
2.200%, 05/26/20	1,800	1,789
Commonwealth Bank of Australia (GMTN) 2.050%, 03/15/19	2,185	2,182
Cooperatieve Rabobank UA (MTN) 2.250%, 01/14/20	2,435	2,437
Credit Suisse (GMTN) 1.750%, 01/29/18	2,000	2,000

	Par (000)	Value (000)

GE Capital International Funding Unlimited Co. 2.342%, 11/15/20	$2,067	$2,061
Goldman Sachs Group 2.300%, 12/13/19	2,700	2,696
JPMorgan Chase 2.250%, 01/23/20	3,550	3,549
Morgan Stanley (GMTN) 2.500%, 04/21/21	2,755	2,744
National Australia Bank (GMTN) 2.000%, 01/14/19	1,000	1,000
Royal Bank of Canada 2.100%, 10/14/20	2,400	2,387
Santander UK PLC 2.500%, 03/14/19	1,595	1,602
UBS AG 2.450%, 12/01/20 144A	1,175	1,175
Wells Fargo 2.500%, 03/04/21	1,625	1,624
Wells Fargo (MTN) 2.150%, 01/30/20	820	817
Westpac Banking 2.150%, 03/06/20	2,425	2,421

		47,896

Food, Beverage & Tobacco — 1.4%
Anheuser-Busch InBev Finance 2.650%, 02/01/21	430	433
Anheuser-Busch InBev Worldwide 7.750%, 01/15/19	1,446	1,536
Kroger 2.600%, 02/01/21	1,375	1,371

		3,340

Healthcare — 3.5%
Abbott Laboratories 2.350%, 11/22/19	1,265	1,267
Allergan Funding SCS 2.350%, 03/12/18	289	289
Cardinal Health
2.400%, 11/15/19	650	650
1.950%, 06/15/18	1,300	1,300
Celgene 2.125%, 08/15/18	2,090	2,095
Shire Acquisitions Investments Ireland DAC 1.900%, 09/23/19	595	589
Teva Pharmaceutical Finance III BV 2.200%, 07/21/21	500	460
1.700%, 07/19/19	1,535	1,486

		8,136

Industrials — 1.0%
CNH Industrial Capital LLC 3.625%, 04/15/18	845	847
Ryder System (MTN) 2.550%, 06/01/19	1,505	1,512

		2,359

Insurance — 1.2%
Hartford Financial Services Group 6.300%, 03/15/18	1,230	1,245

See Notes to Financial Statements.

	Par (000)	Value (000)
CORPORATE BONDS — continued
Insurance — continued
XLIT 2.300%, 12/15/18	$1,540	$1,542

		2,787

Materials — 1.0%
EI du Pont de Nemours
2.200%, 05/01/20	730	728
Monsanto 2.125%, 07/15/19	1,535	1,530

		2,258

Real Estate — 0.5%
VEREIT Operating Partnership LP 4.125%, 06/01/21	1,031	1,072

Technology — 1.8%
Amphenol 2.550%, 01/30/19	900	905
2.200%, 04/01/20	410	408
KLA-Tencor 3.375%, 11/01/19	1,613	1,644
Xilinx 2.125%, 03/15/19	1,292	1,289

		4,246

Telecommunications — 1.8%
AT&T 2.450%, 06/30/20	2,750	2,746
Verizon Communications
3.450%, 03/15/21	1,400	1,442

		4,188

Utilities — 2.9%
Duke Energy 5.050%, 09/15/19	1,227	1,285
NextEra Energy Capital Holdings 2.300%, 04/01/19	1,470	1,471
Sempra Energy 2.400%, 03/15/20	1,470	1,470
Southern Power 1.950%, 12/15/19	2,435	2,419

		6,645

Total Corporate Bonds (Cost $98,723)		98,340

U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 7.1%
Federal Home Loan Mortgage Corporation — 2.4%
6.000%, 05/01/21	21	22
5.500%, 03/01/22	85	88
5.500%, 04/01/22	104	109
4.500%, 02/01/19	27	28
4.500%, 05/01/19	114	116
3.533%, 03/01/36 (US0012M+1.787%) (B)	164	172
3.000%, 11/01/28	1,927	1,964
2.500%, 10/01/27	3,108	3,122

		5,621

Federal National Mortgage Association — 4.7%
5.500%, 11/01/18	8	8
5.000%, 06/01/18	7	7

	Par (000)	Value (000)

5.000%, 12/01/21	$17	$17
4.500%, 06/01/21	61	63
4.000%, 08/01/21	127	132
3.500%, 07/01/25	1,299	1,342
3.500%, 06/01/26	2,034	2,102
3.500%, 11/01/31	2,784	2,879
3.339%, 01/01/36 (US0012M+1.574%) (B)	162	169
3.106%, 09/01/36 (H15T1Y+2.131%) (B)	280	295
2.500%, 01/01/27	1,783	1,787
2.000%, 07/01/23	2,100	2,085

		10,886

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $16,659)		16,507

U.S. TREASURY OBLIGATIONS — 20.0%
U.S. Treasury Notes — 20.0%
1.750%, 10/31/20	1,595	1,588
1.625%, 07/31/19	2,800	2,793
1.625%, 12/31/19	6,600	6,574
1.625%, 07/31/20	5,015	4,982
1.500%, 01/31/19	450	449
1.500%, 07/15/20	4,200	4,160
1.250%, 10/31/19	11,455	11,339
1.125%, 03/31/20	3,970	3,906
1.000%, 09/30/19	7,695	7,587
0.750%, 02/15/19	2,785	2,753

Total U.S. Treasury Obligations (Cost $46,559)		46,131

	Number of Shares

MONEY MARKET FUND — 0.6%
PNC Government Money Market Fund, Class I Shares 0.920%† (C)	1,452,013	1,452

Total Money Market Fund (Cost $1,452)		1,452

TOTAL INVESTMENTS — 99.7% (Cost $231,887)*		230,449

Other Assets & Liabilities – 0.3%		765

TOTAL NET ASSETS — 100.0%		$231,214

See Notes to Financial Statements.

P N C  L i m i t e d  M a t u r i t y  B o  n d  F u n d

S C H E D U L E  OF  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 7  ( U n a u d i t e d )

* Aggregate cost for Federal income tax purposes is (000) $231,919.

Gross unrealized appreciation (000)	$42
Gross unrealized depreciation (000)	(1,512)

Net unrealized depreciation (000)	$(1,470)

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
(A)	Par and Value are less than $500.
(B)

Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at November 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(C)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $3,009 (000) and represents 1.3% of net assets as of November 30, 2017.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2017 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Asset-Backed Securities	$–	$54,658	$–	$54,658

Collateralized Mortgage Obligations	–	13,361	–	13,361

Corporate Bonds	–	98,340	–	98,340

Money Market Fund	1,452	–	–	1,452

U.S. Government Agency Mortgage- Backed Obligations	–	16,507	–	16,507

U.S. Treasury Obligations	–	46,131	–	46,131

Total Assets - Investments in Securities	$1,452	$228,997	$–	$230,449

There were no transfers between Levels during the six-month period ended November 30, 2017.

See Notes to Financial Statements.

P N C   T o t a l   R e t u r n   A d v a n t a g e   F u n d

S C H E D U L E  O F  I N V E S T M E N T  S

N o v e m b e r  3 0,  2 0 1 7 ( U n a u d i t e d )

	Par (000)	Value (000)
ASSET-BACKED SECURITIES — 8.3%
Automotive — 3.8%
BMW Vehicle Owner Trust,
Series 2016-A, Cl A3 1.160%, 11/25/20	$925	$918
Fifth Third Auto Trust,
Series 2015-1, Cl A3 1.420%, 03/16/20	427	426
Fifth Third Auto Trust,
Series 2017-1, Cl A3 1.800%, 02/15/22	495	492
Ford Credit Auto Lease Trust,
Series 2017-B, Cl A2A 1.800%, 06/15/20	490	489
Ford Credit Auto Owner Trust,
Series 2016-A, Cl A3 1.390%, 07/15/20	173	172
Ford Credit Auto Owner Trust,
Series 2017-C, Cl A4 2.160%, 03/15/23	310	310
Honda Auto Receivables Owner Trust,
Series 2016-3, Cl A4 1.330%, 11/18/22	535	528
Hyundai Auto Receivables Trust,
Series 2017-A, Cl A3 1.760%, 08/16/21	1,005	1,001
Nissan Auto Receivables Owner Trust,
Series 2017-B, Cl A3 1.750%, 10/15/21	1,635	1,624
Toyota Auto Receivables Owner Trust,
Series 2017-D, Cl A4 2.120%, 02/15/23	350	349

		6,309

Credit Cards — 4.1%
American Express Credit Account Master Trust,
Series 2017-1, Cl A 1.930%, 09/15/22	1,075	1,072
American Express Credit Account Master Trust,
Series 2017-6, Cl A 2.040%, 05/15/23	740	738
BA Credit Card Trust,
Series 2015-A2, Cl A 1.360%, 09/15/20	2,005	2,003
BA Credit Card Trust,
Series 2017-A1, Cl A1 1.950%, 08/15/22	590	589
Capital One Multi-Asset Execution Trust,
Series 2017-A4, Cl A4 1.990%, 07/17/23	910	907
Citibank Credit Card Issuance Trust,
Series 2017-A9, Cl A9 1.800%, 09/20/21	1,640	1,633

		6,942

Equipment — 0.0%
John Deere Owner Trust,
Series 2014-B, Cl A3 1.070%, 11/15/18	23	23

	Par (000)	Value (000)

Utilities — 0.4%
Atlantic City Electric Transition Funding LLC,
Series 2002-1, Cl A4 5.550%, 10/20/23	$608	$650

Total Asset-Backed Securities (Cost $13,937)		13,924

COMMERCIAL MORTGAGE-BACKED SECURITY — 1.0%
Freddie Mac Multifamily Structured Pass Through Certificates, Series K067, Cl A2 3.194%, 07/25/27	1,610	1,645

Total Commercial Mortgage-Backed Security (Cost $1,653)		1,645

CORPORATE BONDS — 39.2%
Automotive — 0.7%
General Motors 6.600%, 04/01/36	170	203
5.150%, 04/01/38	160	167
General Motors Financial 3.200%, 07/13/20	545	553
Goodyear Tire & Rubber 4.875%, 03/15/27	250	256

		1,179

Cable — 1.3%
Belo 7.750%, 06/01/27	435	492
CBS 4.600%, 01/15/45	335	331
Charter Communications Operating LLC 6.384%, 10/23/35	675	776
CSC Holdings LLC 8.625%, 02/15/19	200	212
Time Warner Cable LLC 4.500%, 09/15/42	170	157
Time Warner Entertainment LP 8.375%, 03/15/23	135	163

		2,131

Consumer Discretionary — 0.7%
Cedar Fair LP 5.375%, 04/15/27 144A	140	147
Hilton Worldwide Finance LLC 4.625%, 04/01/25	175	181
Netflix 4.875%, 04/15/28 144A	510	503
Royal Caribbean Cruises 3.700%, 03/15/28	385	383

		1,214

Consumer Services — 0.7%
Avon Products 7.000%, 03/15/23	340	279
Graham Holdings 7.250%, 02/01/19	382	399
Sotheby’s 5.250%, 10/01/22 144A	392	401

		1,079

See Notes to Financial Statements.

P N C   T o t a l   R e t u r n   A d v a n t a g e   F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 7  ( U n a u d i t e d )

	Par (000)	Value (000)
CORPORATE BONDS — continued
Consumer Staples — 0.7%
Kroger 6.150%, 01/15/20	$845	$910
4.450%, 02/01/47	210	202

		1,112

Energy — 4.2%
Andeavor 5.375%, 10/01/22	475	487
Boardwalk Pipelines LP
5.950%, 06/01/26	95	106
3.375%, 02/01/23	625	620
BP Capital Markets PLC
3.224%, 04/14/24	810	825
Burlington Resources Finance 7.200%, 08/15/31	375	510
Energy Transfer LP 6.125%, 12/15/45	245	263
4.050%, 03/15/25	420	421
EQT 3.900%, 10/01/27	265	260
HollyFrontier 5.875%, 04/01/26	560	621
Kinder Morgan Energy Partners LP (MTN) 6.950%, 01/15/38	455	551
McDermott International
8.000%, 05/01/21 144A	190	196
Newfield Exploration 5.375%, 01/01/26	280	298
NuStar Logistics LP 5.625%, 04/28/27	140	141
Petroleos Mexicanos 6.000%, 03/05/20	225	240
4.250%, 01/15/25	165	164
Phillips 66 4.650%, 11/15/34	460	496
Rowan 4.875%, 06/01/22	635	606
4.750%, 01/15/24	215	191

		6,996

Financials — 12.4%
American Express 3.000%, 10/30/24	295	294
Bank of America 6.250%, 09/29/49 (A)	445	493
Bank of America (GMTN) 2.000%, 01/11/18	605	605
Bank of America (MTN)
5.625%, 07/01/20	700	755
4.200%, 08/26/24	495	520
4.000%, 04/01/24	150	158
BBVA Bancomer SA 4.375%, 04/10/24 144A	500	524
Bear Stearns LLC 7.250%, 02/01/18	470	474
Capital One Financial 3.300%, 10/30/24	165	164
Capital One NA 2.400%, 09/05/19	655	655
Citibank NA 2.125%, 10/20/20	940	934

	Par (000)	Value (000)

Citigroup 6.250%, 12/29/49 (A)	$340	$380
4.450%, 09/29/27	405	426
Credit Agricole SA (MTN) 3.250%, 10/04/24 144A	375	372
Credit Suisse AG (GMTN) 5.400%, 01/14/20	590	624
Deutsche Bank AG 4.250%, 10/14/21	245	255
2.700%, 07/13/20	825	823
Goldman Sachs Group 5.750%, 01/24/22	435	484
2.350%, 11/15/21	505	497
HSBC Bank USA NA 4.875%, 08/24/20	675	716
HSBC Holdings PLC 6.375%, 12/29/49 (A)	500	540
John Deere Capital (MTN) 2.150%, 09/08/22	500	491
JPMorgan Chase 7.900%, 12/29/49 (A)	395	402
4.625%, 05/01/49 (A)	400	393
3.882%, 07/24/38 (A)	625	634
2.400%, 06/07/21	795	792
Lloyds Banking Group PLC 4.650%, 03/24/26	940	991
Morgan Stanley (GMTN) 2.500%, 04/21/21	735	732
Morgan Stanley (MTN) 4.100%, 05/22/23	415	433
2.625%, 11/17/21	810	808
Royal Bank of Canada 2.100%, 10/14/20	1,350	1,342
Royal Bank of Scotland Group PLC 6.000%, 12/19/23	160	177
5.125%, 05/28/24	650	690
Visa 4.150%, 12/14/35	380	416
Wells Fargo 7.980%, 03/29/49 (A)	125	127
5.900%, 12/29/49 (A)	545	590
3.069%, 01/24/23	185	186
Westpac Banking 5.000%, 03/21/49 (A)	240	240
2.250%, 07/30/18	460	462

		20,599

Food, Beverage & Tobacco — 1.4%
Anheuser-Busch InBev Finance 4.700%, 02/01/36	905	1,002
Constellation Brands 3.875%, 11/15/19	800	823
Kraft Heinz Foods 5.200%, 07/15/45	255	276
5.000%, 06/04/42	185	194

		2,295

Healthcare — 2.7%
Abbott Laboratories 3.750%, 11/30/26	595	607
Allergan Funding SCS 3.450%, 03/15/22	400	407

See Notes to Financial Statements.

	Par (000)	Value (000)
CORPORATE BONDS — continued
Healthcare — continued
Amgen 4.400%, 05/01/45	$430	$454
2.650%, 05/11/22	275	274
Gilead Sciences 1.850%, 09/20/19	330	328
HCA 5.875%, 03/15/22	315	341
Johnson & Johnson 3.550%, 03/01/36	660	674
Select Medical 6.375%, 06/01/21	140	144
Shire Acquisitions Investments Ireland DAC 1.900%, 09/23/19	490	485
Teva Pharmaceutical Finance III BV 3.150%, 10/01/26#	760	634
2.800%, 07/21/23	260	229

		4,577

Industrials — 3.0%
Ball 5.250%, 07/01/25	180	197
4.000%, 11/15/23	375	385
Cintas No 2 4.300%, 06/01/21	589	621
CNH Industrial Capital LLC 4.875%, 04/01/21	635	670
3.875%, 07/16/18	275	278
3.625%, 04/15/18	135	135
Crown Cork & Seal 7.375%, 12/15/26	200	236
General Electric 4.125%, 10/09/42	270	275
KLX 5.875%, 12/01/22 144A	425	444
Owens-Brockway Glass Container 6.375%, 08/15/25 144A	225	254
PulteGroup 7.875%, 06/15/32	373	468
Siemens Financieringsmaatschappij NV 3.125%, 03/16/24 144A	600	610
United Continental Holdings 4.250%, 10/01/22	325	326
United Rentals North America 4.875%, 01/15/28	115	116

		5,015

Information Technology — 0.2%
VeriSign 4.625%, 05/01/23	375	386

Insurance — 1.2%
Hartford Financial Services Group 6.300%, 03/15/18	575	582
MetLife 6.400%, 12/15/36	365	421
Teachers Insurance & Annuity Association of America 4.900%, 09/15/44 144A	335	378
XLIT 4.450%, 03/31/25	600	610

		1,991

	Par (000)	Value (000)

Materials — 1.3%
ArcelorMittal 6.750%, 02/25/22	$190	$214
Caterpillar Financial Services (MTN) 2.100%, 01/10/20	475	474
Freeport-McMoRan 6.875%, 02/15/23	375	408
Huntsman International LLC 4.875%, 11/15/20	313	327
Novelis 5.875%, 09/30/26 144A	175	183
Sherwin-Williams 2.750%, 06/01/22	525	522

		2,128

Real Estate — 1.2%
American Campus Communities Operating
Partnership LP 3.750%, 04/15/23	415	427
Crown Castle International 3.650%, 09/01/27	400	396
Spirit Realty LP 4.450%, 09/15/26	850	841
VEREIT Operating Partnership LP 3.950%, 08/15/27	420	415

		2,079

Retail — 2.2%
Alibaba Group Holding 4.000%, 12/06/37	405	412
Amazon.com 4.250%, 08/22/57 144A	750	788
CVS Health 3.500%, 07/20/22	400	407
Hanesbrands 4.625%, 05/15/24 144A	225	229
Penske Automotive Group 5.375%, 12/01/24	405	411
Priceline Group 2.750%, 03/15/23	160	158
Under Armour 3.250%, 06/15/26	450	395
Wal-Mart Stores 5.625%, 04/01/40	325	431
Wolverine World Wide 5.000%, 09/01/26 144A	475	470

		3,701

Technology — 1.6%
Amphenol 2.550%, 01/30/19	550	553
Apple 3.850%, 05/04/43	605	617
KLA-Tencor 4.125%, 11/01/21	725	756
Microsoft 3.450%, 08/08/36	695	701

		2,627

Telecommunications — 1.6%
AT&T 5.700%, 03/01/57	375	402

See Notes to Financial Statements.

P N C   T o t a l   R e t u r n   A d v a n t a g e   F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 7  ( U n a u d i t e d )

	Par (000)	Value (000)
CORPORATE BONDS — continued
Telecommunications — continued
4.900%, 08/14/37	$270	$269
4.750%, 05/15/46	380	363
Nokia OYJ 3.375%, 06/12/22	205	205
T-Mobile USA 4.000%, 04/15/22	340	349
Verizon Communications 4.500%, 08/10/33	1,050	1,087

		2,675

Transportation — 1.2%
Ashtead Capital 4.125%, 08/15/25 144A	300	302
Burlington Northern Santa Fe LLC 4.550%, 09/01/44	330	369
ERAC USA Finance LLC 5.625%, 03/15/42 144A	500	573
FedEx 3.900%, 02/01/35	505	507
Hertz 7.625%, 06/01/22 144A	300	310

		2,061

Utilities — 0.9%
Alabama Power 2.450%, 03/30/22	505	503
American Electric Power 2.150%, 11/13/20	400	398
Florida Power & Light 3.700%, 12/01/47	110	112
NiSource Finance 3.490%, 05/15/27	420	425

		1,438

Total Corporate Bonds (Cost $63,934)		65,283

OTHER GOVERNMENT AND AGENCY OBLIGATION — 0.2%
Mexico — 0.2%
Mexico Government International Bond
(GMTN) 4.750%, 03/08/44	270	276

Total Other Government and Agency Obligation (Cost $242)		276

MUNICIPAL BOND — 0.4%
Texas — 0.4%
Texas Transportation Commission (RB) Series B 5.178%, 04/01/30	620	752

Total Municipal Bond (Cost $671)		752

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE-
BACKED OBLIGATIONS — 23.9%
Federal Home Loan Mortgage Corporation — 3.1%
8.000%, 10/01/29	$1	$1
7.500%, 03/01/27	1	1
6.000%, 12/01/35	364	416
5.500%, 09/01/37	41	46
5.500%, 01/01/38	1	1
4.500%, 03/01/40	312	335
4.500%, 06/01/41	473	505
4.000%, 10/01/43	1,194	1,260
3.533% (US0012M+1.787%), 03/01/36 (B)	190	199
3.500%, 06/01/42	676	697
3.000%, 04/01/32	1,676	1,709

		5,170

Federal National Mortgage Association — 19.6%
8.000%, 08/01/27	6	6
8.000%, 09/01/27	1	1
7.500%, 08/01/26	1	1
7.500%, 10/01/27	6	7
7.500%, 04/01/31	2	2
7.500%, 08/01/31	3	3
7.000%, 04/01/27	1	2
7.000%, 11/01/27	4	4
7.000%, 08/01/32	1	1
5.500%, 05/01/33	2	2
5.500%, 04/01/34	173	192
5.500%, 06/01/34	8	9
5.500%, 03/01/36	5	6
5.500%, 07/01/37	6	7
5.500%, 05/01/38	11	12
5.000%, 07/01/33	11	12
5.000%, 08/01/37	157	171
5.000%, 03/01/40	205	224
5.000%, 07/01/40	28	31
5.000%, 08/01/40	342	371
4.500%, 02/01/39	222	237
4.500%, 06/01/39	186	201
4.500%, 10/01/39	32	34
4.500%, 05/01/40	1,275	1,371
4.500%, 07/01/40	4	5
4.500%, 11/01/40	680	728
4.500%, 02/01/41	88	95
4.500%, 08/01/41	12	13
4.000%, 10/01/25	256	267
4.000%, 11/01/40	637	668
4.000%, 01/01/41	51	54
4.000%, 02/01/41	1,008	1,057
4.000%, 11/01/41	14	15
4.000%, 12/01/41	35	37
4.000%, 01/01/42	43	45
4.000%, 02/01/42	1,012	1,062
4.000%, 07/01/42	983	1,031
4.000%, 08/01/42	568	596
4.000%, 07/01/45	895	935
3.500%, 02/01/26	186	192
3.500%, 09/01/26	15	15
3.500%, 11/01/26	211	218
3.500%, 01/01/28	999	1,033
3.500%, 11/01/29	731	755
3.500%, 03/01/41	1,132	1,167
3.500%, 01/01/42	26	27

See Notes to Financial Statements.

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — continued
Federal National Mortgage Association — continued
3.500%, 06/01/42	$1,057	$1,089
3.500%, 08/01/42	1,817	1,871
3.500%, 09/01/42	31	32
3.500%, 10/01/42	878	904
3.500%, 11/01/42	30	31
3.500%, 06/01/43	1,001	1,030
3.500%, 07/01/43	1,295	1,330
3.500%, 12/01/45	1,491	1,529
3.000%, 06/01/27	686	701
3.000%, 10/01/27	469	479
3.000%, 11/01/29	344	351
3.000%, 11/01/42	1,737	1,742
3.000%, 04/01/43	2,262	2,268
3.000%, 05/01/43	994	997
3.000%, 06/01/46	1,627	1,623
2.500%, 11/01/27	1,466	1,473
2.500%, 11/01/31	2,339	2,335

		32,707

Government National Mortgage Association — 1.2%
9.500%, 03/15/20 (C)	–	–
9.000%, 11/15/19	1	1
9.000%, 05/15/21 (C)	–	–
9.000%, 06/15/21	2	3
9.000%, 08/15/21	4	4
9.000%, 09/15/21	6	6
8.500%, 08/15/27	12	12
8.000%, 09/15/27	5	5
7.500%, 08/15/29 (C)	–	–
7.500%, 12/15/29	1	1
7.000%, 05/20/24	1	1
7.000%, 10/15/27	1	1
7.000%, 12/15/27	1	1
7.000%, 04/15/28 (C)	–	–
7.000%, 04/15/29	2	2
4.500%, 06/15/41 (C)	–	–
4.000%, 09/15/41	980	1,030
3.500%, 07/15/42	896	930
3.500%, 12/20/42	22	23

		2,020

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $39,917)		39,897

U.S. TREASURY OBLIGATIONS — 25.6%
U.S. Treasury Bonds — 8.1%
4.500%, 02/15/36	3,730	4,771
3.750%, 08/15/41	5,225	6,106
2.500%, 02/15/45	2,795	2,615

		13,492

U.S. Treasury Inflation Indexed Bond — 1.5%
0.125%, 07/15/24	2,583	2,538

U.S. Treasury Notes — 16.0%
2.500%, 08/15/23	615	624
2.375%, 08/15/24	2,313	2,322
2.250%, 11/15/25	1,585	1,571
2.125%, 09/30/21	3,500	3,511
2.000%, 02/28/21	8,020	8,030
1.750%, 03/31/22	3,175	3,131

	Par (000)	Value (000)

1.625%, 12/31/19	$650	$647
1.625%, 08/15/22	6,920	6,772
1.625%, 08/31/22	30	30

		26,638

Total U.S. Treasury Obligations (Cost $43,111)		42,668

	Number of Shares

MONEY MARKET FUND — 2.3%
PNC Government Money Market Fund,
Class I Shares 0.920%† (D)	3,762,959	3,763

Total Money Market Fund (Cost $3,763)		3,763

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned – 100.9% (Cost $167,228)		168,208

SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 0.4%

Affiliated Money Market Fund — 0.4%
PNC Government Money Market Fund,
Class I Shares 0.920%† (D)	637,322	637

Money Market Fund — 0.0%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class 0.974% (D)	9,742	10

Total Short-Term Investments Purchased With Collateral From Securities Loaned (Cost $647)‡		647

TOTAL INVESTMENTS — 101.3% (Cost $167,875)*		168,855

Other Assets & Liabilities – (1.3)%		(2,219)

TOTAL NET ASSETS — 100.0%		$166,636

See Notes to Financial Statements.

P N C  T o t a l  R e t u r n  A d va n t a g e  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r   3 0 ,   2 0 1 7   ( U n a u d i t e d )

*	Aggregate cost for Federal income tax purposes is (000) $167,883.

Gross unrealized appreciation (000)	$2,250
Gross unrealized depreciation (000)	(1,278)

Net unrealized appreciation (000)	$972

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $628 (000).
‡	See Note 9 in Notes to Financial Statements.
(A)	Fixed to floating rate investment. The rate shown is the fixed rate, which is the rate in effect on November 30, 2017, and the date shown is the final maturity date, not the reset date.
(B)

Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at November 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(C)	Par and Value are less than $500.
(D)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $6,684 (000) and represents 4.0% of net assets as of November 30, 2017.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2017 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Asset-Backed Securities	$–	$13,924	$–	$13,924

Commercial Mortgage-Backed Security	–	1,645	–	1,645

Corporate Bonds	–	65,283	–	65,283

Money Market Fund	3,763	–	–	3,763

Municipal Bond	–	752	–	752

Other Government and Agency Obligation	–	276	–	276

Short-Term Investments Purchased With Collateral From Securities Loaned	647	–	–	647

U.S. Government Agency Mortgage- Backed Obligations	–	39,897	–	39,897

U.S. Treasury Obligations	–	42,668	–	42,668

Total Assets - Investments in Securities	$4,410	$164,445	$–	$168,855

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value. As of November 30, 2017, such liabilities are categorized within the valuation hierarchy as follows:

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Liabilities:

Payable for collateral received for loaned securities	$–	$647	$–	$647

Total Liabilities - Collateral Received for Loaned Securities	$–	$647	$–	$647

There were no transfers between Levels during the six-month period ended November 30, 2017.

See Notes to Financial Statements.

P N C   U l t r a   S h o r t  B o n d   F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 7  ( U n a u d i t e d )

	Par (000)	Value (000)
ASSET-BACKED SECURITIES — 28.7%
Automotive — 15.7%
BMW Vehicle Owner Trust,
Series 2016-A, Cl A2A 0.990%, 05/28/19	$1,589	$1,587
Fifth Third Auto Trust,
Series 2014-3, Cl A3 0.960%, 03/15/19	121	121
Fifth Third Auto Trust,
Series 2017-1, Cl A2A 1.590%, 04/15/20	2,250	2,246
Ford Credit Auto Owner Trust,
Series 2016-A, Cl A3 1.390%, 07/15/20	6,247	6,231
Ford Credit Auto Owner Trust,
Series 2017-A, Cl A3 1.670%, 06/15/21	5,000	4,980
Honda Auto Receivables Owner Trust,
Series 2015-4, Cl A3 1.230%, 09/23/19	4,910	4,895
Honda Auto Receivables Owner Trust,
Series 2016-4, Cl A3 1.210%, 12/18/20	7,816	7,743
Huntington Auto Trust,
Series 2016-1, Cl A3 1.590%, 11/16/20	7,790	7,765
Hyundai Auto Receivables Trust,
Series 2015-A, Cl A4 1.370%, 07/15/20	2,190	2,185
Hyundai Auto Receivables Trust,
Series 2015-C, Cl A3 1.460%, 02/18/20	7,164	7,153
Mercedes-Benz Auto Receivables Trust,
Series 2016-1, Cl A3 1.260%, 02/16/21	4,035	4,010
Nissan Auto Receivables Owner Trust,
Series 2015-C Cl A3 1.370%, 05/15/20	4,454	4,443
Nissan Auto Receivables Owner Trust,
Series 2016-A, Cl A2A 1.060%, 02/15/19	531	531
Nissan Auto Receivables Owner Trust,
Series 2017-B, Cl A2A 1.560%, 05/15/20	4,440	4,430
Toyota Auto Receivables Owner Trust,
Series 2014-C, Cl A4 1.440%, 04/15/20	4,853	4,849
Toyota Auto Receivables Owner Trust,
Series 2016-D, Cl A2A 1.060%, 05/15/19	1,244	1,243
Toyota Auto Receivables Owner Trust,
Series 2017-D, Cl A2A 1.740%, 08/17/20	4,975	4,971
USAA Auto Owner Trust,
Series 2015-1, Cl A3 1.200%, 06/17/19	839	839

		70,222

	Par (000)	Value (000)

Credit Cards — 11.0%
American Express Credit Account Master Trust,
Series 2017-4, Cl A 1.640%, 12/15/21	$7,560	$7,530
BA Credit Card Trust,
Series 2015-A2, Cl A 1.360%, 09/15/20	5,810	5,805
Capital One Multi-Asset Execution Trust,
Series 2015-A7, Cl A7 1.450%, 08/16/21	6,875	6,853
Chase Issuance Trust,
Series 2016-A2, Cl A 1.370%, 06/15/21	7,000	6,937
Citibank Credit Card Issuance Trust,
Series 2017-A2, Cl A2 1.740%, 01/19/21	8,015	8,000
Discover Card Execution Note Trust,
Series 2016-A1, Cl A1 1.640%, 07/15/21	8,214	8,194
Synchrony Credit Card Master Note Trust,
Series 2015-2, Cl A 1.600%, 04/15/21	5,515	5,514

		48,833

Equipment — 2.0%
CNH Equipment Trust,
Series 2017-C, Cl A2 1.840%, 03/15/21	2,955	2,955
John Deere Owner Trust,
Series 2016-A, Cl A3 1.360%, 04/15/20	4,409	4,399
John Deere Owner Trust,
Series 2017-A, Cl A2 1.500%, 10/15/19	1,605	1,603

		8,957

Total Asset-Backed Securities (Cost $128,323)		128,012

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.0%
Fannie Mae, Series 2003-15, Cl CB 5.000%, 03/25/18	60	61
Fannie Mae, Series 2003-24, Cl BC 5.000%, 04/25/18	11	11
Fannie Mae, Series 2003-74, Cl PG 4.500%, 08/25/18	150	150
Fannie Mae, Series 2003-120, Cl BY 4.000%, 12/25/18	172	172
Fannie Mae, Series 2008-18, Cl ND 4.000%, 05/25/20	49	49
Fannie Mae, Series 2011-6, Cl BA 2.750%, 06/25/20	532	536
Freddie Mac, Series 2677, Cl LE 4.500%, 09/15/18	262	264
Freddie Mac, Series 2748, Cl LG 4.500%, 02/15/19	213	214
Freddie Mac, Series 2892, Cl DB 4.500%, 11/15/19	585	592
Freddie Mac, Series 3825, Cl AB 3.000%, 08/15/20	382	383

See Notes to Financial Statements.

	Par (000)	Value (000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Freddie Mac, Series 3826, Cl MC 1.750%, 07/15/18	$135	$135
Freddie Mac, Series 3955, Cl YA 1.750%, 03/15/21	1,858	1,852
Freddie Mac, Series 3977, Cl GA 1.500%, 07/15/19	181	181

Total Collateralized Mortgage Obligations (Cost $4,612)		4,600

COMMERCIAL PAPER† — 7.7%
Anheuser-Busch InBev Worldwide 1.688%, 07/05/18	5,000	4,947
Australia & New Zealand Banking Group 1.379%, 02/26/18	5,000	4,984
Bank of Tokyo-Mitsubishi UFJ 1.400%, 01/24/18	4,845	4,834
Credit Suisse 1.557%, 01/02/18	4,500	4,495
MetLife Short Term Funding LLC 1.369%, 02/20/18	5,000	4,983
Sheffield Receivables 1.415%, 02/01/18	5,000	4,987
Svenska Handelsbanken AB 1.456%, 06/01/18	5,000	4,958

Total Commercial Paper (Cost $34,199)		34,188

CORPORATE BONDS — 40.6%
Automotive — 1.3%
American Honda Finance
1.500%, 11/19/18	2,400	2,391
Ford Motor Credit LLC
2.375%, 01/16/18	2,940	2,942
2.021%, 05/03/19	650	647

		5,980

Cable — 0.5%
21st Century Fox America
6.900%, 03/01/19	2,250	2,377

Consumer Discretionary — 0.4%
Carnival 1.875%, 12/15/17	1,905	1,905

Energy — 0.4%
BP Capital Markets PLC
1.768%, 09/19/19	1,540	1,531

Financials — 23.5%
American Express 7.000%, 03/19/18	750	761
American Express Credit (MTN) 1.875%, 05/03/19	815	812
1.800%, 07/31/18	3,100	3,099
Bank of America (GMTN) 2.600%, 01/15/19	6,750	6,787
Bank of Montreal (MTN)
1.750%, 09/11/19	4,000	3,972
Bank of Nova Scotia 1.650%, 06/14/19	5,400	5,364

	Par (000)	Value (000)

BNP Paribas SA (MTN)
2.450%, 03/17/19	$2,410	$2,424
2.400%, 12/12/18	2,990	3,004
Capital One Financial 2.450%, 04/24/19	5,400	5,414
CBOE Global Markets
1.950%, 06/28/19	1,490	1,482
Citigroup 2.550%, 04/08/19	6,000	6,033
Commonwealth Bank of Australia (GMTN) 2.050%, 03/15/19	3,000	2,996
Cooperatieve Rabobank UA 1.375%, 08/09/19	5,400	5,333
Goldman Sachs Group
2.550%, 10/23/19	5,400	5,416
HSBC USA 1.625%, 01/16/18	4,000	4,000
John Deere Capital (MTN) 1.650%, 10/15/18	2,200	2,195
JPMorgan Chase 2.250%, 01/23/20	6,750	6,748
Morgan Stanley 2.650%, 01/27/20	5,400	5,434
MUFG Americas Holdings 1.625%, 02/09/18	2,094	2,094
MUFG Union Bank NA
2.625%, 09/26/18	2,675	2,690
Royal Bank of Canada
2.200%, 09/23/19	6,850	6,857
Santander UK PLC 2.500%, 03/14/19	4,752	4,773
Sumitomo Mitsui Banking 2.092%, 10/18/19	750	747
Toronto-Dominion Bank (GMTN) 1.900%, 10/24/19	4,580	4,561
Wells Fargo 2.125%, 04/22/19	5,400	5,401
Westpac Banking 2.150%, 03/06/20	6,215	6,205

		104,602

Food, Beverage & Tobacco — 0.4%
Kraft Heinz Foods 2.000%, 07/02/18	1,810	1,810

Healthcare — 3.7%
AbbVie 1.800%, 05/14/18	3,760	3,760
Aetna 1.700%, 06/07/18	2,395	2,393
Cardinal Health 2.400%, 11/15/19	2,950	2,950
Celgene 2.125%, 08/15/18	1,100	1,103
Gilead Sciences 1.850%, 09/20/19	2,600	2,587
Teva Pharmaceutical Finance III BV 1.400%, 07/20/18	3,620	3,587

		16,380

Industrials — 0.5%
Ryder System (MTN) 2.550%, 06/01/19	2,229	2,239

See Notes to Financial Statements.

P N C   U l t r a   S h o r t   B o n d   F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 7  ( U n a u d i t e d )

	Par (000)	Value (000)
CORPORATE BONDS — continued
Insurance — 1.8%
Assurant 2.500%, 03/15/18	$2,100	$2,104
Prudential Financial (GMTN) 2.300%, 08/15/18	2,200	2,207
XLIT 2.300%, 12/15/18	3,875	3,879

		8,190

Materials — 0.8%
Caterpillar Financial Services (MTN) 2.000%, 11/29/19	3,510	3,507

Real Estate — 0.2%
Realty Income 2.000%, 01/31/18	635	635

Retail — 0.8%
McDonald’s (MTN) 2.100%, 12/07/18	3,700	3,703

Technology — 2.6%
Amphenol 2.200%, 04/01/20	2,385	2,377
Apple 1.550%, 02/08/19	2,200	2,191
IBM Credit LLC 1.625%, 09/06/19	5,285	5,259
QUALCOMM 1.850%, 05/20/19	1,550	1,542

		11,369

Telecommunications — 1.9%
AT&T 5.800%, 02/15/19	4,560	4,746
Cisco Systems 1.400%, 02/28/18	3,840	3,838

		8,584

Utilities — 1.8%
NextEra Energy Capital Holdings 2.300%, 04/01/19	2,820	2,821
1.649%, 09/01/18	1,180	1,178
Southern 1.550%, 07/01/18	850	848
Southern Power 1.950%, 12/15/19	300	298
1.850%, 12/01/17	3,014	3,014

		8,159

Total Corporate Bonds (Cost $181,440)		180,971

U.S. TREASURY OBLIGATIONS — 21.2%
U.S. Treasury Notes — 21.2%
1.500%, 08/31/18	7,720	7,716
1.500%, 12/31/18	6,360	6,346
1.375%, 06/30/18	15,175	15,166
1.375%, 09/30/18	15,125	15,094
1.000%, 05/31/18	18,555	18,512
1.000%, 11/30/18	15,275	15,174

	Par (000)	Value (000)
0.750%, 10/31/18	$16,720	$16,583

Total U.S. Treasury Obligations (Cost $94,890)		94,591

	Number of Shares
MONEY MARKET FUND — 0.5%
PNC Government Money Market Fund,
Class I Shares 0.920%†† (A)	2,422,488	2,422

Total Money Market Fund (Cost $2,422)		2,422

TOTAL INVESTMENTS — 99.7% (Cost $445,886)*		444,784

Other Assets & Liabilities – 0.3%		1,149

TOTAL NET ASSETS — 100.0%		$445,933

*	Aggregate cost for Federal income tax purposes is (000) $445,911.

Gross unrealized appreciation (000)	$–
Gross unrealized depreciation (000)	(1,127)

Net unrealized depreciation (000)	$(1,127)

†	The rate shown is the effective yield at purchase date.
††	Affiliated Holding. See Note 3 in Notes to Financial Statements.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2017 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Asset-Backed Securities	$–	$128,012	$–	$128,012
Collateralized Mortgage Obligations	–	4,600	–	4,600
Commercial Paper	–	34,188	–	34,188
Corporate Bonds	–	180,971	–	180,971
Money Market Fund	2,422	–	–	2,422
U.S. Treasury Obligations	–	94,591	–	94,591

Total Assets - Investments in Securities	$2,422	$442,362	$–	$444,784

There were no transfers between Levels during the six-month period ended November 30, 2017.

See Notes to Financial Statements.

P N C  I n t e r m e d i a t e  T a x  E x e m p t  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 7  ( U n a u d i t e d )

	Par (000)	Value (000)
MUNICIPAL BONDS — 98.5%
Alaska — 5.8%
Alaska Housing Finance Corporation, State Capital Project (RB) Series C
5.000%, 06/01/29	$1,165	$1,380
Alaska International Airports System (RB) Series A
5.000%, 10/01/30	1,190	1,391
Municipality of Anchorage, Electric Utility (RB) Series A
4.000%, 12/01/20	1,000	1,060

		3,831

California — 3.4%
California Public Works Board, Various Capital Project (RB) Series A
5.000%, 04/01/23	1,000	1,135
California State (GO)
5.000%, 09/01/27	1,000	1,117

		2,252

Connecticut — 3.5%
Connecticut State Health & Educational Facility Authority, Quinnipiac University (RB) Series L
5.000%, 07/01/30	2,000	2,282

Florida — 12.8%
Broward County, Florida Port Facilities (RB) Series A (AGM)
5.000%, 09/01/24	1,000	1,106
Citizens Property Insurance (RB) Series A-1
5.000%, 06/01/21	1,400	1,547
5.000%, 06/01/22	1,500	1,679
Miami-Dade County, Florida Aviation (RB)
5.000%, 10/01/28	1,000	1,194
Volusia County Educational Facility Authority (RB)
5.000%, 06/01/26	1,500	1,752
Volusia County Educational Facility Authority (RB) Series B
5.000%, 10/15/29	1,000	1,146

		8,424

Georgia — 2.7%
Atlanta Department of Aviation (RB) Series A
5.000%, 01/01/24	1,500	1,758

Illinois — 4.3%
Chicago Midway International Airport (RB) Series B
5.000%, 01/01/23	2,500	2,852

Indiana — 9.8%
Ball State University, Housing and Dining System (RB)
5.000%, 07/01/26	1,250	1,424
Indiana Finance Authority, Beacon Health Systems Obligated Group (RB) Series A
5.000%, 08/15/25	2,000	2,291
Purdue University Student Fee (RB) Series CC
5.000%, 07/01/25	1,245	1,508

	Par (000)	Value (000)

5.000%, 07/01/32	$1,000	$1,188

		6,411

Kansas — 2.0%
Olathe, Olathe Medical Center (RB) Series A
5.000%, 09/01/26	1,190	1,328

Louisiana — 3.5%
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Prerefunded
05/15/21 @ 100 (RB)
5.250%, 05/15/21	1,000	1,119
New Orleans Aviation Board (RB) Series A
5.000%, 01/01/25	1,000	1,183

		2,302

Massachusetts — 10.2%
Commonwealth of Massachusetts (GO) Series B (AGM)
5.250%, 08/01/28	1,000	1,266
Massachusetts Development Finance Agency, Tufts Medical Center (RB) Series I
6.250%, 01/01/27	400	450
Massachusetts Development Finance Agency, Tufts Medical Center, Prerefunded 01/01/21 @ 100 (RB) Series I
6.250%, 01/01/21	600	681
Massachusetts Housing Finance Agency (RB) Series 171
4.000%, 12/01/44	1,245	1,313
Massachusetts Water Resources Authority (RB) Series B (AGM)
5.250%, 08/01/23	1,125	1,326
Massachusetts Water Resources Authority (RB) Series J (AGM)
5.500%, 08/01/21	1,455	1,649

		6,685

Michigan — 1.6%
Michigan Finance Authority, Unemployment Obligation Assessment (RB) Series B
5.000%, 07/01/20	1,000	1,053

Missouri — 4.8%
Cape Girardeau County Industrial Development Authority, St. Francis Medical Center (RB) Series A
5.000%, 06/01/26	1,705	1,893
5.000%, 06/01/27	1,145	1,265

		3,158

New Jersey — 4.4%
New Jersey Turnpike Authority (RB) Series A1
5.000%, 01/01/32	1,500	1,769
South Jersey Transportation Authority LLC (RB) Series A
5.000%, 11/01/29	1,000	1,095

		2,864

See Notes to Financial Statements.

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
North Carolina — 3.5%
North Carolina Eastern Municipal Power Agency, Prerefunded 07/01/22 @ 100 (RB) Series A
5.000%, 07/01/22	$2,000	$2,282

Ohio — 1.9%
Ohio State University (RB) Series D
5.000%, 12/01/29	1,000	1,232

Oklahoma — 1.7%
Oklahoma Housing Finance Agency (RB) Series A (GNMA)
5.000%, 09/01/27	1,000	1,102

Pennsylvania — 9.1%
Allegheny County Higher Education Building Authority, Chatham University (RB) Series A
5.000%, 09/01/24	1,000	1,115
Monroeville Finance Authority (RB)
5.000%, 02/15/26	850	1,019
5.000%, 02/15/27	1,275	1,542
Philadelphia Authority for Industrial Development, Temple University (RB) Second Series of 2016
5.000%, 04/01/31	1,000	1,157
Philadelphia Gas Works (RB) Thirteenth Series
5.000%, 08/01/22	1,000	1,134

		5,967

	Par (000)	Value (000)

Texas — 7.5%
Brownsville Utilities System (RB) Series A
5.000%, 09/01/25	$2,220	$2,538
Dallas-Fort Worth International Airport (RB) Series G
5.000%, 11/01/26	1,125	1,229
North Texas Tollway Authority System (RB) Series A
5.000%, 01/01/33	1,000	1,168

		4,935

Washington — 3.5%
Energy Northwest, Project 1 (RB) Series A
5.000%, 07/01/26	2,000	2,263

Guam — 2.5%
Guam (RB) Series A
5.000%, 01/01/25	1,500	1,621

Total Municipal Bonds
(Cost $62,766)		64,602

TOTAL INVESTMENTS — 98.5%
(Cost $62,766)*		64,602

Other Assets & Liabilities – 1.5%		1,015

TOTAL NET ASSETS — 100.0%		$65,617

*	Aggregate cost for Federal income tax purposes is (000) $62,766.

Gross unrealized appreciation (000)	$2,034
Gross unrealized depreciation (000)	(198)

Net unrealized appreciation (000)	$1,836

See Notes to Financial Statements.

P N C  I n t e r m e d i a t e  T a x  E x e m p t  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 7  ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2017 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Municipal Bonds	$–	$64,602	$–	$64,602

Total Assets - Investments in Securities	$–	$64,602	$–	$64,602

There were no transfers between Levels during the six-month period ended November 30, 2017.

See Notes to Financial Statements.

P N C  M a r y l a n d  T a x  E x e m p t  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 7  ( U n a u d i t e d )

	Par (000)	Value (000)
MUNICIPAL BONDS — 100.9%
Maryland — 96.5%
Annapolis, Public Improvement (GO) Series 2017
5.000%, 08/01/23	$615	$683
Annapolis, Public Improvement, Prerefunded 08/01/21 @100 (GO) Series 2017
5.000%, 08/01/21	160	178
Anne Arundel County, Consolidated General Improvement (GO)
5.000%, 04/01/31	1,000	1,182
Baltimore County, Consolidated Public Improvement (GO) Series B
5.000%, 08/01/29	1,500	1,757
Baltimore, Wastewater Projects (RB) Series A (NATL-RE)
5.000%, 07/01/22	770	832
Baltimore, Water Project (RB) Series B
5.000%, 07/01/28	1,010	1,162
Cecil County, Consolidated Public Improvement (GO)
4.000%, 02/01/30	1,000	1,088
Frederick County, Public Facilities (GO) Series A
5.000%, 08/01/28	1,000	1,218
Frederick County, Urbana Community Development Authority (STRB) Series A
5.000%, 07/01/24	2,020	2,188
Howard County, Consolidated Public Improvement (GO) Series B
5.000%, 08/15/22	945	1,056
Howard County, Consolidated Public Improvement, Prerefunded 08/15/21 @100 (GO) Series B
5.000%, 08/15/21	555	620
Maryland Community Development Administration (RB) Series B (NATL-RE)
5.150%, 06/01/22	5	5
Maryland Economic Development Corporation, Potomac Electric Project (RB)
6.200%, 09/01/22	1,500	1,587
Maryland Health & Higher Educational Facilities Authority, Goucher College (RB) Series A
5.000%, 07/01/25	1,160	1,300
Maryland Health & Higher Educational Facilities Authority, Johns Hopkins Health System (RB)
5.000%, 07/01/27	2,200	2,491
Maryland Health & Higher Educational Facilities Authority, MedStar Health (RB) Series A
5.000%, 08/15/26	1,500	1,725
Maryland Health & Higher Educational Facilities Authority, Peninsula Medical Center (RB)
5.000%, 07/01/30	1,000	1,134
Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical Systems (RB) Series B
5.000%, 07/01/31	1,000	1,163
Maryland Stadium Authority, Baltimore City Public Schools (RB)
5.000%, 05/01/32	1,000	1,169
Maryland State (GO) Series A
5.000%, 03/15/28	1,000	1,230

	Par (000)	Value (000)

Montgomery County (GO) Series A
5.000%, 11/01/29	$1,000	$1,179
Montgomery County, Department of Liquor Control (RB) Series A
5.000%, 04/01/21	1,075	1,187
University System of Maryland (RB) Series A
5.000%, 04/01/28	1,000	1,209
Washington Suburban Sanitary Commission, Consolidated Public Improvement (GO)
5.000%, 06/01/27	1,000	1,221
Worcester County, Consolidated Public Improvement (GO)
5.000%, 03/01/22	1,000	1,129

		29,693

Guam — 4.4%
Guam (RB) Series A
5.000%, 01/01/27	1,250	1,338

Total Municipal Bonds
(Cost $30,558)		31,031

TOTAL INVESTMENTS — 100.9%
(Cost $30,558)*		31,031

Other Assets & Liabilities – (0.9)%		(264)

TOTAL NET ASSETS — 100.0%		$30,767

* Aggregate cost for Federal income tax purposes is (000) $30,557.

Gross unrealized appreciation (000)	$658
Gross unrealized depreciation (000)	(184)
Net unrealized appreciation (000)	$474

See Notes to Financial Statements.

P N C  M a r y l a n d  T a x  E x e m p t  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 7  ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2017 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Municipal Bonds	$–	$31,031	$–	$31,031

Total Assets - Investments in Securities	$–	$31,031	$–	$31,031

There were no transfers between Levels during the six-month period ended November 30, 2017.

See Notes to Financial Statements.

P N C  O h i o  I n t e r m e d i a t e  T a x  E x e m p t  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 7  ( U n a u d i t e d )

	Par (000)	Value (000)
MUNICIPAL BONDS — 97.5%
Ohio — 92.7%
Allen County Hospital Facilities, Catholic Healthcare Partners (RB) Series B
5.000%, 09/01/21	$1,680	$1,821
American Municipal Power, AMP Fremont Energy Center Project (RB) Series B
5.000%, 02/15/25	1,500	1,668
Columbus, Various Purpose (GO) Series 4
5.000%, 02/15/27	1,000	1,230
Dublin City School District (GO)
5.000%, 12/01/21	1,145	1,287
Franklin County Hospital Facilities, OhioHealth Corporation (RB)
5.000%, 05/15/28	1,150	1,314
Hamilton County Hospital Facilities, UC Health (RB)
5.000%, 02/01/29	850	955
Hilliard City School District (GO)
4.000%, 12/01/31	1,040	1,139
Kent State University (RB)
5.000%, 05/01/30	1,000	1,179
Lucas County, ProMedica Healthcare Obligated Group (RB) Series D
5.000%, 11/15/21	1,005	1,127
Miami University (RB)
5.000%, 09/01/22	1,000	1,140
5.000%, 09/01/29	350	416
Northeast Ohio Regional Sewer District (RB)
5.000%, 11/15/29	500	590
5.000%, 11/15/30	450	529
Ohio State Higher Educational Facility Commission, University of Dayton (RB) Series A
5.000%, 12/01/24	525	613
5.000%, 12/01/26	725	845
5.000%, 12/01/27	160	186
Ohio State Highway Capital Improvements, Prerefunded 05/01/22 @ 100 (GO) Series Q
5.000%, 05/01/22	1,025	1,168
Ohio State Public Facilities Commission, Coal Development (GO) Series M
5.000%, 02/01/24	1,310	1,539
Ohio State University (RB) Series A
5.000%, 12/01/29	1,100	1,304
Ohio State University (RB) Series D (ETM)
5.000%, 12/01/25	85	104
Ohio State Water Development Authority, Fresh Water Project (RB) Series B
5.250%, 12/01/23	1,000	1,187
Ohio State Water Development Authority, Water Pollution Control Project (RB)
5.000%, 06/01/23	1,265	1,469
Summit County (GO)
4.000%, 12/01/28	1,000	1,100
Toledo Water System (RB)
5.000%, 11/15/31	1,000	1,137
West Chester Township, Various Purpose (GO)
5.000%, 12/01/21	1,000	1,125
Westlake City School District (GO)
5.000%, 12/01/27	1,395	1,665

		27,837

	Par (000)	Value (000)
Guam — 4.8%
Guam (RB) Series A
5.000%, 01/01/26	$1,350	$1,450

Total Municipal Bonds
(Cost $28,718)		29,287

TOTAL INVESTMENTS — 97.5%
(Cost $28,718)*		29,287

Other Assets & Liabilities – 2.5%		763

TOTAL NET ASSETS — 100.0%		$30,050

* Aggregate cost for Federal income tax purposes is (000) $28,718.

Gross unrealized appreciation (000)	$710
Gross unrealized depreciation (000)	(141)
Net unrealized appreciation (000)	$569

See Notes to Financial Statements.

P N C  O h i o  I n t e r m e d i a t e  T a x  E x e m p t  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 7  ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2017 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Municipal Bonds	$–	$29,287	$–	$29,287

Total Assets - Investments in Securities	$–	$29,287	$–	$29,287

There were no transfers between Levels during the six-month period ended November 30, 2017.

See Notes to Financial Statements.

P N C  T a x  E x e m p t  L i m i t e d  M a t u r i t y  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 7  ( U n a u d i t e d )

	Par (000)	Value (000)
MUNICIPAL BONDS — 98.5%
Alaska — 4.0%
Alaska Housing Finance Corporation, State Capital Project II (RB) Series A
5.000%, 12/01/22	$1,010	$1,147
Alaska International Airports System (RB) Series A
5.000%, 10/01/24	1,250	1,474
Municipality of Anchorage, Electric Utility (RB) Series A
5.000%, 12/01/22	1,550	1,756

		4,377

Arizona — 3.8%
Arizona School Facilities Board (RB) (AMBAC)
5.000%, 07/01/18	1,735	1,771
Arizona Transportation Board, Maricopa County Regional Area (RB)
5.000%, 07/01/19	2,250	2,368

		4,139

California — 1.0%
California Public Works Board, Various Capital Projects (RB) Series A
5.000%, 04/01/20	1,000	1,075

District of Columbia — 1.6%
District of Columbia (GO) Series E
5.000%, 06/01/21	1,605	1,785

Florida — 11.8%
Broward County, Florida Port Facilities (RB) Series A (AGM)
5.000%, 09/01/24	1,730	1,914
Central Florida Expressway Authority (BAN) (RB)
1.625%, 01/01/19	1,925	1,925
Citizens Property Insurance (RB) Series A-1
5.000%, 06/01/19	1,000	1,048
5.000%, 06/01/21	1,500	1,657
5.000%, 06/01/22	1,500	1,679
Palm Beach County Health Facilities
Authority (RB)
4.000%, 12/01/19	1,000	1,034
Tampa Bay Water Regional Water Supply Authority Utility System (RB) Series B (ETM)
5.000%, 10/01/18	945	973
5.000%, 10/01/18	930	958
Volusia County Educational Facility Authority (RB)
5.000%, 06/01/24	1,345	1,568

		12,756

Illinois — 7.9%
Champaign County Community Unit School District No 4 (GO) (DD)
5.000%, 01/01/21	1,000	1,090
Chicago Midway International Airport (RB) Series B
5.000%, 01/01/22	1,000	1,117

	Par (000)	Value (000)

Chicago O’Hare International Airport (RB) Series B
5.000%, 01/01/23	$1,000	$1,144
Illinois Finance Authority, DePaul University (RB)
5.000%, 10/01/20	1,500	1,625
Illinois Finance Authority, The Art Institute of Chicago (RB) Series A
5.250%, 03/01/19	1,000	1,041
Metropolitan Water Reclamation District of Greater Chicago (GO) Series B
5.000%, 12/01/18	1,430	1,478
Will County Forest Preservation District (GO)
4.000%, 12/15/18	1,000	1,026

		8,521

Indiana — 8.1%
Ball State University, Housing and Dining System (RB)
5.000%, 07/01/21	725	805
5.000%, 07/01/22	500	566
Ball State University, Student Fee (RB) Series R
5.000%, 07/01/21	1,500	1,665
Indiana Finance Authority, Beacon Health Systems Obligated Group (RB) Series A
5.000%, 08/15/20	1,000	1,082
5.000%, 08/15/21	1,000	1,108
Indiana Municipal Power Agency, Power Supply System (RB) Series C
5.000%, 01/01/24	1,000	1,164
Purdue University, Student Fee (RB) Series CC
5.000%, 07/01/24	2,000	2,383

		8,773

Iowa — 1.1%
Ames, Mary Greeley Medical Center (RB)
5.000%, 06/15/23	1,040	1,192

Kansas — 2.1%
Kansas State Department of Transportation (RB) Series B
5.000%, 09/01/19	1,000	1,058
Wyandatte County, Kansas City Unified Government Utility System (RB) Series A
5.000%, 09/01/24	1,000	1,175

		2,233

Kentucky — 2.9%
Kentucky Bond Development Corporation, St. Elizabeth Medical Center (RB)
5.000%, 05/01/24	2,640	3,093

Louisiana — 0.8%
New Orleans Aviation Board (RB) Series A
5.000%, 01/01/24	790	920

Maryland — 2.5%
Maryland Economic Development Corporation, Potomac Electric Project (RB)
6.200%, 09/01/22	1,500	1,587

See Notes to Financial Statements.

P N C   T a x  E x e m p t  L i m i t e d  M a t u r i t y  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 7  ( U n a u d i t e d )

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Maryland — continued
Maryland State, Prerefunded 03/01/21 @ 100 (GO) Series A
5.000%, 03/01/21	$1,000	$1,103

		2,690

Massachusetts — 0.7%
Massachusetts Housing Finance Agency (RB) Series 172
4.000%, 06/01/45	700	736

Michigan — 2.4%
Michigan Finance Authority, Unemployment Obligation Assessment (RB) Series B
5.000%, 07/01/20	1,000	1,053
Michigan State Hospital Finance Authority, Ascension Health Senior Credit Group (RB) Series F-3 (VRDN)
1.400%, 06/29/18	1,500	1,501

		2,554

Missouri — 5.1%
Cape Girardeau County Industrial Development Authority, St. Francis Medical Center (RB) Series A
5.000%, 06/01/20	1,000	1,077
5.000%, 06/01/22	1,570	1,770
Missouri Highway & Transportation Commission (RB) Series A
5.000%, 05/01/22	2,360	2,681

		5,528

New Jersey — 2.5%
New Jersey Economic Development Authority (RB)
5.000%, 06/15/18	1,500	1,526
New Jersey Turnpike Authority (RB) Series A
5.000%, 01/01/27	1,000	1,221

		2,747

New York — 4.2%
Long Island Power Authority (RB) Series A (ETM)
5.000%, 04/01/19	1,385	1,447
New York State Thruway Authority (RB) Series A
5.000%, 05/01/19	3,000	3,138

		4,585

North Carolina — 4.6%
Forsyth County (GO) Series B
5.000%, 04/01/19	1,000	1,046
North Carolina Housing Finance Agency (RB) Series 38-B
4.000%, 07/01/47	1,500	1,614
North Carolina Medical Care Commission, North Carolina Baptist Hospital (RB)
5.000%, 06/01/20	2,115	2,279

		4,939

	Par (000)	Value (000)

Ohio — 0.5%
Hamilton County Hospital Facilities, UC Health (RB)
5.000%, 02/01/23	$500	$567

Pennsylvania — 9.0%
Allegheny County Higher Education Building Authority, Chatham University (RB) Series A
5.000%, 09/01/19	610	644
Commonwealth of Pennsylvania (GO) Third Series A
5.000%, 07/15/18	1,695	1,733
Dauphin County (GO)
5.000%, 11/15/18	765	792
Dauphin County (GO) (ETM)
5.000%, 11/15/18	250	258
Pennsylvania Economic Development Financing Authority (RB) Series B
5.000%, 07/01/20	1,000	1,053
Pennsylvania Higher Educational Facilities Authority, University of Sciences in Philadelphia (RB) Series A
5.000%, 11/01/23	1,500	1,702
Pennsylvania Housing Finance Agency (RB) Series 105B
4.250%, 04/01/24	500	513
Pennsylvania Turnpike Commission, Prerefunded 12/01/21 @ 100 (RB) Series E
5.000%, 12/01/21	1,000	1,125
Philadelphia Gas Works, Fourteenth Series (RB)
5.000%, 10/01/21	1,700	1,895

		9,715

Tennessee — 0.7%
Tennessee Housing Development Agency, Residential Finance Program (RB) Series 2C
4.000%, 01/01/45	705	737

Texas — 13.3%
Dallas Area Rapid Transit (RB) Series B
5.000%, 12/01/22	1,500	1,724
Harris County Cultural Education Facilities Finance Corporation, Methodist Hospital System (RB) Sub-Series C-2 (VRDN)
0.880%, 12/01/17##	2,000	2,000
Houston Texas Hotel Occupancy (RB) Series B
5.000%, 09/01/21	140	140
Katy Independent School District, School Building (GO) Series A (PSF-GTD)
5.000%, 02/15/21	2,000	2,201
Lewisville Independent School District (GO) Series A (PSF-GTD)
5.000%, 08/15/21	2,000	2,226
North Texas Tollway Authority (RB) First Tier Series A
5.000%, 01/01/25	1,400	1,599
University of Texas System (RB) Series A
5.000%, 08/15/21	1,400	1,563
University of Texas System (RB) Series B
5.000%, 08/15/21	1,100	1,228

See Notes to Financial Statements.

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Texas — continued
University of Texas System (RB) Series J 5.000%, 08/15/24	$1,500	$1,781

		14,462

Utah — 1.0%
Nebo School District, School Building (GO) 5.000%, 07/01/19	1,000	1,053

Virginia — 1.0%
York County Economic Development Authority, Virginia Electric and Power Company Project (RB) Series A (VRDN) 1.875%, 05/16/19	1,050	1,054

Washington — 5.9%
Energy Northwest, Project 1 (RB) Series A 5.000%, 07/01/26	2,000	2,263
Port of Seattle (RB) Series B 5.000%, 03/01/21	2,200	2,426
Seattle Washington Municipal Light & Power Improvement (RB) Series C 5.000%, 10/01/23	1,500	1,751

		6,440

Total Municipal Bonds
(Cost $106,676)		106,671

TOTAL INVESTMENTS — 98.5%
(Cost $106,676)*		106,671

Other Assets & Liabilities – 1.5%		1,662

TOTAL NET ASSETS — 100.0%		$108,333

*	Aggregate cost for Federal income tax purposes is (000) $106,676.

Gross unrealized appreciation (000)	$638
Gross unrealized depreciation (000)	(643)

Net unrealized depreciation (000)	$(5)

## All or a portion of the security has been segregated on the Fund’s books and records for delayed-delivery transactions.

See Notes to Financial Statements.

P N C   T a x  E x e m p t  L i m i t e d  M a t u r i t y  Bo n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 7  ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2017 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Municipal Bonds	$–	$106,671	$–	$106,671

Total Assets - Investments in Securities	$–	$106,671	$–	$106,671

There were no transfers between Levels during the six-month period ended November 30, 2017.

See Notes to Financial Statements.

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P N C  F i x e d  I n c o m e  F u n d s

S T A T E M E N T S  O F  A S S E T S  A N D  L I A B I L I T I E S  ( 0 0 0 )

N o v e m b e r  3 0 ,  2 0 1 7  ( U n a u d i t e d )

	Bond Fund	Government Mortgage Fund	Intermediate Bond Fund
ASSETS
Investments in non-affiliates at value(1)	$27,507	$21,454	$177,121
Investments in affiliates at value	602	439	4,627
Short-term investment in non-affiliates held as collateral for loaned securities at value	1	–	4
Short-term investment in affiliates purchased with collateral from securities loaned at value	42	–	276
Receivable for investments sold	281	–	864
Receivable for shares of beneficial interest issued	1	4	–
Interest receivable	162	64	904
Receivable from Adviser	5	5	–
Prepaid expenses	20	21	22
Other assets	46	27	89

Total Assets	28,667	22,014	183,907

LIABILITIES
Payable for collateral received for loaned securities	43	–	280
Payable for shares of beneficial interest redeemed	–	4	–
Payable for investment securities purchased	619	–	3,533
Dividends payable:
Class I	38	26	117
Class A	3	2	2
Class C	1	–	–
Investment advisory fees payable	–	–	58
12b-1 fees payable:
Class A	1	4	2
Shareholder servicing fees payable:
Class A	1	1	1
Administration fees payable	4	4	11
Custodian fees payable	3	4	3
Transfer agent fees payable	24	26	24
Trustees’ deferred compensation payable	46	27	89
Trustees’ fees payable	5	5	8
Other liabilities	43	46	49

Total Liabilities	831	149	4,177

TOTAL NET ASSETS	$27,836	$21,865	$179,730

Investments in non-affiliates at cost	$27,143	$21,456	$177,467
Investments in affiliates at cost	602	439	4,627
Short-term investment in non-affiliates held as collateral for loaned securities at cost	1	–	4
Short-term investment in affiliates purchased with collateral from securities loaned at cost	42	–	276
(1) Includes securities on loan with a value of	41	–	272

See Notes to Financial Statements.

	Bond Fund	Government Mortgage Fund	Intermediate Bond Fund

NET ASSETS:

Paid-in Capital (Unlimited Authorization — No Par Value)	$27,494	$22,561	$180,280

Undistributed (Distributions in Excess of) Net Investment Income	(35)	(75)	(93)

Accumulated Net Realized Gain (Loss) on Investments	13	(619)	(111)

Net Unrealized Appreciation/Depreciation on Investments	364	(2)	(346)

Total Net Assets	$27,836	$21,865	$179,730

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Class I	$25,065,863	$17,907,531	$176,393,012

Class I shares outstanding	2,446,367	2,004,833	16,232,449

Net Asset Value, Offering and Redemption Price Per Share	$10.25	$8.93	$10.87

Net assets applicable to Class A	$2,598,955	$3,530,170	$3,150,969

Class A shares outstanding	252,909	395,224	289,805

Net Asset Value and Redemption Price Per Share	$10.28	$8.93	$10.87

Maximum Offering Price Per Share(2)	$10.76	$9.35	$11.38

Maximum Sales Charge Per Share	4.50%	4.50%	4.50%

Net assets applicable to Class C	$171,521	$427,426	$185,529

Class C shares outstanding	16,750	47,933	17,001

Net Asset Value and Offering Price Per Share(3)	$10.24	$8.92	$10.91

(2)	Net asset value divided by (100% less maximum sales charge), adjusted to nearest cent.

(3)	Class C Shares are sold with a contingent deferred sales charge.

See Notes to Financial Statements.

P N C  F i x e d  I n c o m e  F u n d s

S T A T E M E N T S  O F  A S S E T S  A N D  L I A B I L I T I E S  ( 0 0 0 )

N o v e m b e r  3 0 ,  2 0 1 7  ( U n a u d i t e d )

	Limited Maturity Bond Fund	Total Return Advantage Fund	Ultra Short Bond Fund
ASSETS
Investments in non-affiliates at value(1)	$228,997	$164,445	$442,362
Investments in affiliates at value	1,452	3,763	2,422
Short-term investment in non-affiliates held as collateral for loaned securities at value	–	10	–
Short-term investment in affiliates purchased with collateral from securities loaned at value	–	637	–
Receivable for investments sold	12	1,845	–
Receivable for shares of beneficial interest issued	2	50	606
Interest receivable	981	1,095	1,397
Prepaid expenses	26	25	24
Other assets	79	64	105

Total Assets	231,549	171,934	446,916

LIABILITIES
Payable for collateral received for loaned securities	–	647	–
Payable for shares of beneficial interest redeemed	5	41	438
Payable for investment securities purchased	–	4,163	–
Dividends payable:
Class I	67	202	239
Class A	6	2	3
Class C	–	1	–
Investment advisory fees payable	67	37	75
12b-1 fees payable:
Class A	1	5	1
Shareholder servicing fees payable:
Class A	1	1	–
Administration fees payable	14	10	23
Custodian fees payable	4	4	6
Transfer agent fees payable	27	47	17
Trustees’ deferred compensation payable	79	64	105
Trustees’ fees payable	11	7	15
Other liabilities	53	67	61

Total Liabilities	335	5,298	983

TOTAL NET ASSETS	$231,214	$166,636	$445,933

Investments in non-affiliates at cost	$230,435	$163,465	$443,464
Investments in affiliates at cost	1,452	3,763	2,422
Short-term investment in non-affiliates held as collateral for loaned securities at cost	–	10	–
Short-term investment in affiliates purchased with collateral from securities loaned at cost	–	637	–
(1) Includes securities on loan with a value of	–	628	–

See Notes to Financial Statements.

	Limited Maturity Bond Fund	Total Return Advantage Fund	Ultra Short Bond Fund

NET ASSETS:

Paid-in Capital (Unlimited Authorization — No Par Value)	$233,390	$169,445	$453,001

Undistributed (Distributions in Excess of) Net Investment Income	(183)	(80)	(60)

Accumulated Net Realized Gain (Loss) on Investments	(555)	(3,709)	(5,906)

Net Unrealized Appreciation/Depreciation on Investments	(1,438)	980	(1,102)

Total Net Assets	$231,214	$166,636	$445,933

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Class I	$229,301,837	$161,893,760	$444,831,521

Class I shares outstanding	22,764,235	15,055,971	44,897,511

Net Asset Value, Offering and Redemption Price Per Share	$10.07	$10.75	$9.91

Net assets applicable to Class A	$1,465,481	$4,141,811	$1,101,105

Class A shares outstanding	145,008	384,994	111,012

Net Asset Value and Redemption Price Per Share	$10.11	$10.76	$9.92

Maximum Offering Price Per Share(2)	$10.32	$11.27	$10.02

Maximum Sales Charge Per Share	2.00%	4.50%	1.00%

Net assets applicable to Class C	$447,059	$599,946	N/A

Class C shares outstanding	44,256	55,661	N/A

Net Asset Value and Offering Price Per Share(3)	$10.10	$10.78	N/A

(2)	Net asset value divided by (100% less maximum sales charge), adjusted to nearest cent.

(3)	Class C Shares are sold with a contingent deferred sales charge.

See Notes to Financial Statements.

P N C  T a x  E x e m p t  B o n d  F u n d s

S T A T E M E N T S  O F  A S S E T S  A N D  L I A B I L I T I E S  ( 0 0 0 )

N o v e m b e r  3 0 ,  2 0 1 7  ( U n a u d i t e d )

	Intermediate Tax Exempt Bond Fund	Maryland Tax Exempt Bond Fund	Ohio Intermediate Tax Exempt Bond Fund	Tax Exempt Limited Maturity Bond Fund
ASSETS
Investments in non-affiliates at value(1)	$64,602	$31,031	$29,287	$106,671
Cash	202	34	501	970
Receivable for shares of beneficial interest issued	–	–	–	591
Interest receivable	981	433	408	1,521
Prepaid expenses	22	6	6	13
Other assets	29	16	21	34

Total Assets	65,836	31,520	30,223	109,800

LIABILITIES
Payable for shares of beneficial interest redeemed	2	627	48	114
Payable for investment securities purchased	–	–	–	1,099
Dividends payable:
Class I	107	52	35	123
Class A	2	–	1	–
Investment advisory fees payable	12	3	10	29
12b-1 fees payable:
Class A	1	–	2	–
Shareholder servicing fees payable:
Class A	1	–	1	–
Administration fees payable	6	4	4	8
Custodian fees payable	1	1	1	2
Transfer agent fees payable	20	19	20	13
Trustees’ deferred compensation payable	29	16	21	34
Trustees’ fees payable	5	4	4	6
Other liabilities	33	27	26	39

Total Liabilities	219	753	173	1,467

TOTAL NET ASSETS	$65,617	$30,767	$30,050	$108,333

(1) Investments in non-affiliates at cost	$62,766	$30,558	$28,718	$106,676

See Notes to Financial Statements.

	Intermediate Tax Exempt Bond Fund	Maryland Tax Exempt Bond Fund	Ohio Intermediate Tax Exempt Bond Fund	Tax Exempt Limited Maturity Bond Fund

NET ASSETS:

Paid-in Capital (Unlimited Authorization — No Par Value)	$63,100	$30,011	$28,755	$108,416

Undistributed (Distributions in Excess of) Net Investment Income	146	(3)	(62)	(20)

Accumulated Net Realized Gain (Loss) on Investments	535	286	788	(58)

Net Unrealized Appreciation/Depreciation on Investments	1,836	473	569	(5)

Total Net Assets	$65,617	$30,767	$30,050	$108,333

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Class I	$62,790,919	$30,640,070	$27,019,975	$108,129,019

Class I shares outstanding	6,632,305	2,841,378	2,578,722	10,545,669

Net Asset Value, Offering and Redemption Price Per Share	$9.47	$10.78	$10.48	$10.25

Net assets applicable to Class A	$2,599,700	$125,777	$2,837,313	$203,516

Class A shares outstanding	275,606	11,672	271,626	19,832

Net Asset Value and Redemption Price Per Share	$9.43	$10.78	$10.45	$10.26

Maximum Offering Price Per Share(2)	$9.72	$11.11	$10.77	$10.58

Maximum Sales Charge Per Share	3.00%	3.00%	3.00%	3.00%

Net assets applicable to Class C	$226,279	$1,381.40	$192,363	N/A

Class C shares outstanding	24,239	128.40	18,643	N/A

Net Asset Value and Offering Price Per Share(3)	$9.34	$10.76	$10.32	N/A

(2)	Net asset value divided by (100% less maximum sales charge), adjusted to nearest cent.

(3)	Class C Shares are sold with a contingent deferred sales charge.

See Notes to Financial Statements.

P N C  F i x e d  I n c o m e  F u n d s

S T A T E M E N T S  O F  O P E R A T I O N S  ( 0 0 0 )

F o r  t h e  S i x - M o n t h  P e r i o d  E n d e d  N o v e m b e r  3 0 ,  2 0 1 7  ( U n a u d i t e d )

	Bond Fund	Government Mortgage Fund	Intermediate Bond Fund
Investment Income:
Interest from unaffiliated investments	$436	$390	$2,329
Dividends from affiliated investments(1)	1	2	8
Security lending income (net of fees)(2)	–	–	1
Total Investment Income	437	392	2,338
Expenses:
Investment advisory fees	63	58	390
Administration fees	10	10	51
12b-1 fees:
Class A	–	1	–
Class C	1	2	1
Shareholder servicing fees:
Class A	3	7	4
Class C	–	1	–
Transfer agent fees	20	21	20
Custodian fees	3	4	3
Professional fees	21	20	34
Pricing service fees	15	13	13
Printing and shareholder reports	4	5	6
Registration and filing fees	22	23	23
Trustees’ fees	8	7	16
Miscellaneous	2	2	7
Total Expenses	172	174	568
Less:
Waiver of investment advisory fees(1)	(63)	(58)	(1)
Advisor expense reimbursement(1)	(21)	(13)	–
Net Expenses	88	103	567
Net Investment Income (Loss)	349	289	1,771
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments sold	297	68	1,064
Net change in unrealized appreciation/depreciation on investments	(403)	(309)	(2,329)
Net Gain (Loss) on Investments	(106)	(241)	(1,265)
Net Increase (Decrease) in Net Assets Resulting from Operations	$243	$48	$506

(1)	See Note 3 in Notes to Financial Statements.
(2)	See Note 9 in Notes to Financial Statements.

See Notes to Financial Statements.

	Limited Maturity Bond Fund	Total Return Advantage Fund	Ultra Short Bond Fund
Investment Income:
Interest from unaffiliated investments	$2,102	$2,400	$3,428
Dividends from affiliated investments(1)	15	9	45
Security lending income (net of fees)(2)	–	1	–
Total Investment Income	2,117	2,410	3,473
Expenses:
Investment advisory fees	442	332	481
Administration fees	66	44	123
12b-1 fees:
Class A	–	1	–
Class C	2	3	–
Shareholder servicing fees:
Class A	1	5	1
Class C	1	1	–
Transfer agent fees	22	41	14
Custodian fees	4	5	6
Professional fees	37	31	52
Pricing service fees	11	19	9
Printing and shareholder reports	5	12	6
Registration and filing fees	27	25	25
Trustees’ fees	19	14	30
Miscellaneous	8	6	19
Total Expenses	645	539	766
Less:
Waiver of investment advisory fees(1)	(3)	(90)	(8)
Net Expenses	642	449	758
Net Investment Income (Loss)	1,475	1,961	2,715
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments sold	(196)	768	(157)
Net change in unrealized appreciation/depreciation on investments	(1,213)	(1,299)	(890)
Net Gain (Loss) on Investments	(1,409)	(531)	(1,047)
Net Increase (Decrease) in Net Assets Resulting from Operations	$66	$1,430	$1,668

(1)	See Note 3 in Notes to Financial Statements.
(2)	See Note 9 in Notes to Financial Statements.

See Notes to Financial Statements.

P N C  T a x  E x e m p t  B o n d  F u n d s

S T A T E M E N T S  O F  O P E R A T I O N S  ( 0 0 0 )

F o r  t h e  S i x - M o n t h  P e r i o d  E n d e d  N o v e m b e r  3 0 ,  2 0 1 7  ( U n a u d i t e d )

	Intermediate Tax Exempt Bond Fund	Maryland Tax Exempt Bond Fund	Ohio Intermediate Tax Exempt Bond Fund	Tax Exempt Limited Maturity Bond Fund
Investment Income:
Interest	$980	$437	$425	$1,122
Total Investment Income	980	437	425	1,122
Expenses:
Investment advisory fees	142	68	66	227
Administration fees	20	11	11	31
12b-1 fees:
Class C	1	–	2	–
Shareholder servicing fees:
Class A	2	–	4	–
Class C	–	–	1	–
Transfer agent fees	17	16	17	11
Commitment fees	3	1	1	2
Custodian fees	2	1	1	2
Professional fees	23	20	20	26
Pricing service fees	5	3	3	8
Printing and shareholder reports	4	3	4	5
Registration and filing fees	23	6	7	14
Trustees’ fees	10	8	8	12
Miscellaneous	3	1	1	3
Total Expenses	255	138	146	341
Less:
Waiver of investment advisory fees(1)	(60)	(47)	–	(38)
Net Expenses	195	91	146	303
Net Investment Income (Loss)	785	346	279	819
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments sold	362	1	172	(33)
Net change in unrealized appreciation/ depreciation on investments	(1,289)	(431)	(675)	(1,598)
Net Gain (Loss) on Investments	(927)	(430)	(503)	(1,631)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(142)	$(84)	$(224)	$(812)

(1)	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

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P N C  F i x e d  I n c o m e  F u n d s

S T A T E M E N T S  O F  C H A N G E S  I N  N E T  A S S E T S  ( 0 0 0 )  ( U n a u d i t e d )

	Bond Fund		Government Mortgage Fund
	For the Six-Month Period Ended November 30, 2017	For the Year Ended May 31, 2017	For the Six-Month Period Ended November 30, 2017	For the Year Ended May 31, 2017
Investment Activities:
Net investment income (loss)	$349	$1,246	$289	$854
Net realized gain (loss) on investments sold	297	1,177	68	140
Net change in unrealized appreciation/ depreciation on investments	(403)	(1,455)	(309)	(1,040)
Net increase (decrease) in net assets resulting from operations	243	968	48	(46)
Dividends and Distributions to Shareholders:
Dividends from net investment income:
Class I	(332)	(1,298)	(289)	(966)
Class A	(28)	(57)	(64)	(189)
Class C	(2)	(3)	(3)	(10)
Distributions from net realized gains:
Class I	–	(413)	–	–
Class A	–	(20)	–	–
Class C	–	(2)	–	–
Total dividends and distributions	(362)	(1,793)	(356)	(1,165)
Share Transactions:
Proceeds from shares issued:
Class I	908	4,134	1,084	8,648
Class A	–	8	51	184
Class C	50	2	1	2
Reinvestment of dividends and distributions:
Class I	91	857	86	314
Class A	20	55	29	63
Class C	1	4	2	6
Total proceeds from shares issued and reinvested	1,070	5,060	1,253	9,217
Value of shares redeemed:
Class I	(10,808)	(52,314)	(9,313)	(24,259)
Class A	(206)	(210)	(4,282)	(1,534)
Class C	(102)	(35)	(17)	(289)
Total value of shares redeemed	(11,116)	(52,559)	(13,612)	(26,082)
Increase (decrease) in net assets from share transactions	(10,046)	(47,499)	(12,359)	(16,865)
Total increase (decrease) in net assets	(10,165)	(48,324)	(12,667)	(18,076)
Net Assets:
Beginning of period	38,001	86,325	34,532	52,608
End of period*	$27,836	$38,001	$21,865	$34,532

*Including undistributed (distributions in excess of) net investment income	$(35)	$(22)	$(75)	$(8)

See Notes to Financial Statements.

Intermediate Bond Fund		Limited Maturity Bond Fund		Total Return Advantage Fund		Ultra Short Bond Fund
For the Six-Month Period Ended November 30, 2017	For the Year Ended May 31, 2017	For the Six-Month Period Ended November 30, 2017	For the Year Ended May 31, 2017	For the Six-Month Period Ended November 30, 2017	For the Year Ended May 31, 2017	For the Six-Month Period Ended November 30, 2017	For the Year Ended May 31, 2017

$1,771	$3,908	$1,475	$2,686	$1,961	$3,735	$2,715	$3,531
1,064	974	(196)	8	768	1,232	(157)	60
(2,329)	(1,129)	(1,213)	(763)	(1,299)	(308)	(890)	(431)
506	3,753	66	1,931	1,430	4,659	1,668	3,160

(1,771)	(3,961)	(1,577)	(2,905)	(2,010)	(3,777)	(2,734)	(3,627)
(26)	(50)	(9)	(23)	(48)	(330)	(5)	(7)
(1)	(3)	(1)	–	(5)	(13)	–	–

–	(324)	–	(151)	–	–	–	–
–	(5)	–	(1)	–	–	–	–
–	(1)	–	–	–	–	–	–
(1,798)	(4,344)	(1,587)	(3,080)	(2,063)	(4,120)	(2,739)	(3,634)

9,200	12,262	20,931	171,472	14,691	28,787	252,666	322,686
24	67	6	98	45	11,629	–	124
1	130	–	17	2	25	–	–

1,022	2,401	1,143	2,183	813	1,300	1,453	1,957
21	45	7	20	33	250	4	5
1	2	1	–	2	3	–	–
10,269	14,907	22,088	173,790	15,586	41,994	254,123	324,772

(41,773)	(95,672)	(79,029)	(171,514)	(18,347)	(33,925)	(229,198)	(278,090)
(261)	(593)	(198)	(4,612)	(260)	(19,334)	(59)	(255)
(148)	(217)	(50)	(41)	(121)	(301)	–	–
(42,182)	(96,482)	(79,277)	(176,167)	(18,728)	(53,560)	(229,257)	(278,345)
(31,913)	(81,575)	(57,189)	(2,377)	(3,142)	(11,566)	24,866	46,427
(33,205)	(82,166)	(58,710)	(3,526)	(3,775)	(11,027)	23,795	45,953

212,935	295,101	289,924	293,450	170,411	181,438	422,138	376,185
$179,730	$212,935	$231,214	$289,924	$166,636	$170,411	$445,933	$422,138

$(93)	$(66)	$(183)	$(71)	$(80)	$22	$(60)	$(36)

See Notes to Financial Statements.

P N C  T a x  E x e m p t  B o n d  F u n d s

S T A T E M E N T S  O F  C H A N G E S  I N  N E T  A S S E T S  ( 0 0 0 )  ( U n a u d i t e d )

	Intermediate Tax Exempt Bond Fund		Maryland Tax Exempt Bond Fund		Ohio Intermediate Tax Exempt Bond Fund
	For the Six-Month Period Ended November 30, 2017	For the Year Ended May 31, 2017	For the Six-Month Period Ended November 30, 2017	For the Year Ended May 31, 2017	For the Six-Month Period Ended November 30, 2017	For the Year Ended May 31, 2017
Investment Activities:
Net investment income (loss)	$785	$1,772	$346	$912	$279	$782
Net realized gain (loss) on investments sold	362	446	1	491	172	686
Net change in unrealized appreciation/ depreciation on investments	(1,289)	(1,596)	(431)	(1,175)	(675)	(1,295)
Net increase (decrease) in net assets resulting from operations	(142)	622	(84)	228	(224)	173
Dividends and Distributions to Shareholders:
Dividends from net investment income:
Class I	(757)	(1,711)	(345)	(908)	(254)	(709)
Class A	(27)	(57)	(1)	(4)	(23)	(66)
Class C	(1)	(4)	–	–	(2)	(7)
Distributions from net realized gains:
Class I	–	(534)	–	(602)	–	(705)
Class A	–	(20)	–	(3)	–	(80)
Class C	–	(2)	–	–	–	(13)
Total dividends and distributions	(785)	(2,328)	(346)	(1,517)	(279)	(1,580)
Share Transactions:
Proceeds from shares issued:
Class I	1,115	17,037	979	4,459	204	2,574
Class A	23	16	–	19	1	2
Class C	–	12	–	–	–	214
Reinvestment of dividends and distributions:
Class I	69	222	13	89	17	113
Class A	15	44	1	3	17	115
Class C	1	4	–	–	2	16
Total proceeds from shares issued and reinvested	1,223	17,335	993	4,570	241	3,034
Value of shares redeemed:
Class I	(8,240)	(24,185)	(4,972)	(14,584)	(3,294)	(10,761)
Class A	(15)	(299)	(51)	(51)	(437)	(867)
Class C	(10)	(85)	(5)	(15)	(446)	(27)
Total value of shares redeemed	(8,265)	(24,569)	(5,028)	(14,650)	(4,177)	(11,655)
Increase (decrease) in net assets from share transactions	(7,042)	(7,234)	(4,035)	(10,080)	(3,936)	(8,621)
Total increase (decrease) in net assets	(7,969)	(8,940)	(4,465)	(11,369)	(4,439)	(10,028)
Net Assets:
Beginning of period	73,586	82,526	35,232	46,601	34,489	44,517
End of period*	$65,617	$73,586	$30,767	$35,232	$30,050	$34,489

*Including undistributed (distributions in excess of) net investment income	$146	$146	$(3)	$(3)	$(62)	$(62)

See Notes to Financial Statements.

	Tax Exempt Limited Maturity Bond Fund
	For the Six-Month Period Ended November 30, 2017	For the Year Ended May 31, 2017
Investment Activities:
Net investment income (loss)	$819	$1,847
Net realized gain (loss) on investments sold	(33)	75
Net change in unrealized appreciation/depreciation on investments	(1,598)	(801)
Net increase (decrease) in net assets resulting from operations	(812)	1,121
Dividends and Distributions to Shareholders:
Dividends from net investment income:
Class I	(818)	(1,845)
Class A	(1)	(2)
Distributions from net realized gains:
Class I	–	(13)
Total dividends and distributions	(819)	(1,860)
Proceeds from shares issued:
Class I	8,265	24,859
Reinvestment of dividends:
Class I	51	157
Class A	1	2
Total proceeds from shares issued and reinvested	8,317	25,018
Value of shares redeemed:
Class I	(20,219)	(34,385)
Class A	–	(44)
Total value of shares redeemed	(20,219)	(34,429)
Increase (decrease) in net assets from share transactions	(11,902)	(9,411)
Total increase (decrease) in net assets	(13,533)	(10,150)
Net Assets:
Beginning of period	121,866	132,016
End of period*	$108,333	$121,866

*Including undistributed (distributions in excess of) net investment income	$(20)	$(20)

See Notes to Financial Statements.

PNC Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2017 (Unaudited)

1. Fund Organization

PNC Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. As of November 30, 2017, the Trust offered for sale shares of 24 Funds. Each of the Funds is authorized to issue various classes of shares (individually, a “Class”, collectively, the “Classes”). Each share class represents an interest in the same portfolio of investments of the respective Fund and is substantially the same in all respects, except that the classes are generally subject to different distribution (12b-l) fees and/or shareholder services fees, sales charges and investment minimums. With respect to the Equity, Fixed Income and Tax Exempt Bond Funds, as defined below, Class I Shares, Class R Shares, Class R4 Shares and Class R5 Shares are sold without a sales charge; Equity, Fixed Income and Tax Exempt Bond Funds’ Class A Shares are sold subject to a front-end sales charge; Balanced Allocation Fund’s Class T Shares are sold subject to a front-end sales charge; and Equity, Fixed Income and Tax Exempt Bond Funds’ Class C Shares are sold with a contingent deferred sales charge. Front-end sales charges and contingent deferred sales charges may be reduced or waived under certain circumstances.

Effective August 7, 2017, PNC Retirement Income Fund, PNC Target 2020 Fund, PNC Target 2030 Fund, PNC Target 2040 Fund and PNC Target 2050 Fund were liquidated pursuant to a plan approved by the Board of Trustees (the “Board”) on June 6, 2017.

As of November 30, 2017, the Trust offered four categories of Funds:

Equity Funds

PNC Balanced Allocation Fund, PNC Emerging Markets Equity Fund, PNC International Equity Fund, PNC International Growth Fund, PNC Multi-Factor All Cap Fund, PNC Multi-Factor Large Cap Growth Fund, PNC Multi-Factor Large Cap Value Fund, PNC Multi-Factor Small Cap Core Fund, PNC Multi-Factor Small Cap Growth Fund, PNC Multi-Factor Small Cap Value Fund, PNC S&P 500 Index Fund and PNC Small Cap Fund;

Fixed Income Funds

PNC Bond Fund, PNC Government Mortgage Fund, PNC Intermediate Bond Fund, PNC Limited Maturity Bond Fund, PNC Total Return Advantage Fund and PNC Ultra Short Bond Fund;

Tax Exempt Bond Funds

PNC Intermediate Tax Exempt Bond Fund, PNC Maryland Tax Exempt Bond Fund, PNC Ohio Intermediate Tax Exempt Bond Fund and PNC Tax Exempt Limited Maturity Bond Fund; and

Money Market Funds

PNC Government Money Market Fund and PNC Treasury Money Market Fund.

The financial statements presented herein are those of the Equity, Fixed Income and Tax Exempt Bond Funds (each referred to as a “Fund,” or collectively as the “Funds”). The financial statements of the Money Market Funds are not presented herein, but are presented separately.

2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to the Investment Companies Topic of U.S. GAAP.

The following is a summary of significant accounting policies followed by the Funds.

Investment Valuation

The funds typically value equity securities, exchange-traded funds (“ETFs”), master limited partnerships (“MLPs”), and other equity securities listed on a securities exchange or quoted on a national market system based on the last quoted sales price at the official close of trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, or the exchange on which they are traded, when market quotations are readily available for such a security. The Funds value their portfolio securities for purposes of calculating their net asset values (“NAV”) using procedures approved by the Funds’ Board. Those procedures allow for a variety of methodologies to be used to value a Fund’s securities. The specific methodologies used for a particular security may vary based on the market data available for a specific security at the time a Fund calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. Accordingly, the methodologies summarized below are not an exhaustive list of the methodologies a Fund may use to value a security and they may not represent the means by which a Fund’s investments are valued on any particular day. Other securities traded on over-the-counter markets are valued on the basis of their closing over-the-counter bid prices. Equity securities and ETFs for which there were no transactions, and for which market quotations are not readily available, are typically valued at the mean between the most recent bid and asked prices. Assets of the Funds invested in debt securities are typically valued based on evaluations provided by an independent pricing service (“Service”) approved by the Board. A number of Services are available and the Funds may use various Services or discontinue the use of any Service. When quoted bid prices for portfolio securities are readily available and are representative of the bid side of the market, these investments are valued at the quoted bid prices (as obtained by a Service from dealers in such securities). The Funds, under supervision of the Board, reserve the right to alternatively utilize the mean between the most recent bid and asked prices for fixed income securities, should such prices be determined to more accurately represent the value of those fixed income securities. Debt securities as well as other investments may be carried at fair value based on methods which include consideration of yields or prices of bonds of comparable quality, stability, risk, coupon, maturity, type, trading characteristics and other market data or factors; indications as to values from dealers or other financial institutions that trade the securities; and general market conditions.

Portfolio securities which are primarily traded on foreign securities exchanges are valued at the last sale price on that exchange or, if there is no recent sale, at the last current bid quotation. Such securities are generally valued at the preceding closing values of such securities on their respective exchanges. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security at the official close of trading on the day of valuation. For valuation purposes, quotations of foreign securities in foreign currency are converted to U.S. dollar equivalents at the prevailing market rate at the close of market on the day of valuation. Certain foreign securities may be traded on foreign exchanges or over-the-counter markets on days on which a Fund’s NAV is not calculated. In such cases, the NAV of a Fund’s shares may be significantly affected on days when investors can neither purchase nor redeem shares of the Fund.

Investments in underlying PNC Funds or in any other mutual funds are valued at their respective NAV as determined by those funds each business day.

Forward currency contracts are valued based upon closing forward foreign exchange rates from each respective foreign market.

Futures contracts are valued at the daily quoted settlement prices at the official close of trading on the day of valuation.

The Board has approved and regularly reviews fair value pricing methods to be used in determining the good faith value of the investments of the Funds in the event that market quotations are not readily available or, if available, do not reflect the impact of certain market events. Fair valuation most commonly occurs with foreign securities. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of trading, that affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading the entire day and no other market prices are available. Significant events (e.g., movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its NAV (generally, the close of trading) that may impact the value of securities traded in these foreign markets. In these cases, information furnished daily by the Service may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the incidence of significant events is not predictable, fair valuation of certain securities may occur on a frequent basis. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair value represents the estimated price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment. Valuation techniques should maximize the use of observable market data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Funds own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fair value measurements utilize a hierarchy based on the observability of inputs used to establish fair value. These inputs, listed below, are summarized in three broad levels. Assets and liabilities reported at fair value are classified on the basis of the lowest level input that is significant to fair value:

●	Level 1 — quoted prices in active markets for identical assets and liabilities, including, but not limited to:

PNC Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2017 (Unaudited)

Equity securities and ETFs for which market quotations are readily available, that are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.

Investment Companies – investments in open-end mutual funds which are valued at their closing NAV.

Futures contracts which are valued at their daily closing price on the primary exchange on which they are traded.

●	Level 2 — other significant observable inputs, including but not limited to:

All Securities – quoted prices for similar securities; quoted prices based on recently executed transactions; adjusted quoted prices based on observable and formulaic inputs; certain non-exchange traded derivatives such as swaps, forwards, or over-the-counter traded options based on pricing models using inputs observed on actively quoted markets; or, observable correlated market inputs.

Equity Securities – certain foreign equity securities that are fair value adjusted through an independent pricing service, which considers statistically relevant trading pattern correlations in relation to the intraday trading in the U.S. securities markets, such as the movement of certain indexes, American Depositary Receipts, futures or ETFs.

Fixed Income Securities – independent pricing service-supplied valuations or quoted prices for similar securities or obligations, including matrix pricing, based on methods which consider standard inputs such as yields or prices of securities or obligations of comparable quality, stability, risk, coupon, collateral (as applicable), maturity, type, trading factors, multiple indications of value from dealers or other financial institutions that trade the securities or obligations.

●	Level 3 — significant unobservable inputs, including but not limited to:

All Securities – modeling or manual pricing based on each Fund’s own assumptions in determining fair value of investments; or, the significant use of unobservable inputs or stale inputs.

Each Fund recognizes transfers into and out of levels, if any, at the end of the reporting period. Certain foreign equity securities are fair value adjusted through a Service which considers statistically relevant trading patterns. Such securities may periodically move between input valuation Level 1 and input valuation Level 2 based on whether or not they meet fair value adjustment trigger requirements. Securities that meet the fair value adjustment trigger requirements are considered input valuation Level 2 securities.

Other financial instruments are derivative instruments not reflected in total investments within the Schedules of Investments, such as futures and forwards, which are reflected in net assets at the unrealized appreciation/depreciation on the investment.

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The valuation hierarchy of each Fund’s securities as of November 30, 2017 can be found at the end of each Fund’s Schedule of Investments.

Investment Transactions, Investment Income and Expenses

Investment transactions are recorded on a trade date basis for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums are accreted and amortized, respectively, to interest income over the estimated lives of the respective investments using the effective interest method. Dividends are recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the respective Fund is notified. Certain countries may impose taxes on the Funds with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned. Expenses that are common to all of the Funds in the Trust are allocated among the Funds based on a number of factors, including each Fund’s respective average net assets or other appropriate allocation methodologies, such as a fixed or equal allocation across funds. For the Equity Funds, expenses common to all Classes, investment income, and realized and unrealized gains and losses on investments are allocated to each Class based on relative daily net assets. The Fixed Income Funds and the Tax Exempt Bond Funds utilize the settled shares method which allocates expenses common to all Classes, investment income, and realized and unrealized gains and losses on investments to each Class based on relative daily net assets, excluding the value of subscriptions receivable. The settled shares allocation methodology is consistent with the Fixed Income Funds’ and Tax Exempt Bond Funds’ daily distribution rate calculation methodology. Distribution (12b-l) fees and shareholder services fees relating to a specific Class are charged directly to that Class.

Dividends and Distributions to Shareholders

With respect to the Fixed Income and Tax Exempt Bond Funds, dividends from net investment income are declared daily and paid monthly. Dividends from net investment income, if any, for the Balanced Allocation, Multi-Factor All Cap, Multi-Factor Large Cap Value and S&P 500 Index Funds are declared and paid quarterly. Dividends from net investment income, if any, for the Emerging Markets   Equity,   International   Equity,   International   Growth,   Multi-Factor    Large   Cap   Growth,   Multi-Factor   Small   Cap   Core,

Multi-Factor Small Cap Growth, Multi-Factor Small Cap Value and Small Cap Funds are declared and paid annually. Net realized capital gains, if any, will be distributed at least annually by each of the Funds. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Delayed-Delivery Transactions

Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in the amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in any future gains and losses with respect to the security.

Exchange-Traded Funds

Certain Funds may invest in ETFs. The ETFs in which the Funds may invest may include actively managed ETFs as well as ETFs that generally seek investment results that correspond generally to the performance, before fees and expenses, of an underlying index. As a result, adverse performance of a particular security in an ETFs underlying portfolio will ordinarily not result in the elimination of the security from the ETF’s portfolio. Each ETF offers and issues shares at its NAV per share only to certain institutional investors in aggregations of a specified number of shares, generally in exchange for a basket of securities included in its underlying index, together with the deposit of a specified cash payment. ETFs are listed and traded on national securities exchanges and also may be listed on certain non-U.S. exchanges.

ETFs are subject to additional risks due to their shares being listed and traded on securities exchanges. The per share NAV of an ETF is calculated at the end of each business day and fluctuates with changes in the market value of the ETF’s holdings since the most recent calculation. The trading prices of an ETFs shares fluctuate continuously throughout trading hours based on market supply and demand as well as changes in market value. The trading prices of an ETF’s shares may deviate significantly from NAV during periods of market volatility. Any of these factors may lead to an ETF’s shares trading at a premium or discount to NAV.

There can be no assurance that an active trading market for these particular ETFs will develop or be maintained. Trading in ETFs may be halted because of market conditions or for reasons that, in the view of the listing exchange, make trading in ETFs inadvisable. In addition, trading in ETFs is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of ETFs will continue to be met or will remain unchanged.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars as follows: (1) the foreign currency market values of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales and income are translated at the rates of exchange prevailing on the respective dates of such transactions. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement from foreign currency transactions are reported in the Statements of Operations for the current period. The Funds do not isolate the portion of gains and losses on investments which is due to fluctuations in foreign exchange rates from that which is due to fluctuations in the market prices of investments.

Inflation-Indexed Securities

Certain Funds may invest in inflation-protected securities either directly or through pooled investment vehicles such as ETFs or mutual funds. Inflation-protected securities, unlike traditional debt securities that make fixed or variable principal and interest payments, are structured to provide protection against the negative effects of inflation. The value of the debt securities’ principal is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury currently uses the Consumer Price Index for Urban Consumers as a measure of inflation for Treasury Inflation-Protected Securities (“TIPS”). Other inflation-protected securities may not carry a similar guarantee by their issuer. A Fund may buy TIPS that are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on the changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

PNC Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2017 (Unaudited)

Master Limited Partnerships

Certain Funds may invest in MLPs. The majority of MLPs operate in the energy and/or natural resources sector. MLPs are generally organized under state law as limited partnerships or limited liability companies. An MLP consists of at least one general partner as well as other additional limited partners (for MLPs structured as limited liability companies, at least one managing member and members, respectively). The general partner or managing member controls the operations and management of the MLP and has an ownership stake in the MLP. The limited partners or members, through their ownership of limited partner or member interests, contribute capital to the entity, have a limited role in the operation and management of the entity, and receive cash distributions.

Derivative Financial Instruments

Commodity-Linked Instruments

Certain Funds may invest in commodities indirectly through pooled investment vehicles such as ETFs or mutual funds. Pooled investment vehicles may hold commodities, commodities-based derivatives or financial instruments where the reference asset is a commodity or commodity index. Such investments in commodities or commodity-linked instruments may expose the pooled investment vehicle to greater volatility than investments in traditional securities. The prices of commodities can swing sharply in response to cyclical economic conditions, political events or the monetary policies of various countries, potentially causing the value of a Fund’s securities to be more volatile or to decline in value significantly. In addition, political, economic and other conditions in a limited number of commodity-producing countries may have a direct effect on the market value of commodities and the companies that engage in related businesses. Pooled investment vehicles may use commodities-based derivatives that are leveraged and therefore may magnify or otherwise increase investment losses to a Fund.

Foreign Equity Certificates

Certain Funds may invest in foreign equity certificates (“certificates”) which are sometimes also called equity-linked certificates or participation notes and may be issued in various forms such as low exercise price or Rule 144A warrants. When doing so, the Fund purchases the certificates from an issuer, who may or may not hold shares of the underlying stock (“equity security”) in the local market and issues a call note for the underlying equity security. If the Fund exercises its call and closes its position, the shares are sold and the note is redeemed with the proceeds. Each note represents one share of the underlying equity security; therefore, the price, performance and liquidity of the note are all directly linked to the underlying equity security. The notes can be redeemed for the full value of the underlying equity security, less transactional and other costs. Such certificates are typically utilized as a cost-effective means of direct investment into certain markets. In addition to the market risk related to the value of the underlying equity security, the Fund bears additional counterparty risk to the issuer or guarantor of the unsecured notes.

Forward Currency Contracts

Certain Funds may enter into forward currency contracts. These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Funds to establish a rate of exchange for a future point in time. Each contract is valued daily and the change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the opening value and the closing value of the contract. Such contracts, which may be designed to protect the value of the Fund’s investment securities against an adverse movement in the value of the hedged currency, do not eliminate fluctuations in the underlying prices of the securities; they simply establish an exchange rate at a future date. Although such contracts tend to minimize the risk of loss due to an adverse movement in the value of a hedged currency, at the same time they tend to limit the potential gain that might be realized should the value of such foreign currency unexpectedly move opposite to the hedge. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The unrealized gain or loss on open forward currency contracts at period end, if applicable, is included in the respective Fund’s Schedule of Investments. If applicable, the change in the unrealized gain or loss on open forward currency contracts and the gain or loss recognized upon the close of forward currency contracts for the six-month period ended November 30, 2017 are included in the respective Fund’s Statement of Operations. As of November 30, 2017, there were no open forward currency contracts.

Futures Contracts

Certain Funds may invest in futures contracts on among other things, stocks, stock indexes, financial instruments (such as a U.S. government security or other fixed income security), interest rates, currencies, or inflation indexes and in options on futures contracts. A futures contract provides for the future sale by one party and the purchase by another party of a specified amount of a financial instrument  or  money  at  a  specified  time  and  price.  Futures  contracts  are  valued  at  the  daily quoted  settlement  prices. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract and are included in the respective Fund’s Statement of Assets and Liabilities. The daily change in the contract is recorded as an unrealized gain or loss. The Fund recognizes a realized gain or loss when the contract is closed. The unrealized gain or loss on open futures contracts at November 30, 2017 is included in the respective Fund’s Schedule of Investments. The change in the unrealized gain or loss on open futures contracts and the gain or loss recognized upon the close of futures contracts for the six-month period ended November 30, 2017 are included in the respective Fund’s Statement of Operations.

There are several risks associated with the use of futures contracts including the risk of loss in excess of the amount recognized in a Fund’s Schedule of Investments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the investments held by the Fund. The Funds are subject to equity price risk in the normal course of pursuing its investment objectives. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Certain Funds, particularly the International Equity and Balanced Allocation Funds, may also use futures to gain cost efficient diversified exposure to a specific country or region.

Equity Index futures may be used by the Equity Funds to maintain market exposure for short-term liquidity within a respective Fund. To accomplish such a strategy, a Fund may purchase an Equity Index future to maintain market exposure in lieu of purchasing individual securities for portions of the Fund that are being held for short-term liquidity or other reasons. Details of futures contracts open as of November 30, 2017 are included in the respective Fund’s Schedule of Investments.

Derivative Holdings Categorized by Risk Exposure

The following information is intended to enable financial statement users to understand how derivatives are accounted for and how derivative instruments affect a Fund’s financial position and results of operations. The derivative instruments listed in the following tables were not designated in qualifying hedge accounting relationships.

Location on the Statement of Assets and Liabilities
Derivative Type	Asset Derivative Value	Liability Derivative Value
Equity contracts	Variation margin receivable from broker for open futures contracts*	Variation margin payable to broker for open futures contracts*
Foreign exchange contracts	Net unrealized appreciation on forward currency contracts	Net unrealized depreciation on forward currency contracts

*The variation margin shown on the Statements of Assets and Liabilities is the daily change in the unrealized appreciation/depreciation for open futures contracts. The balance presented below is the cumulative change in unrealized appreciation/depreciation from the date the contract was opened until November 30, 2017 and is included in the Net Assets of the Fund.

	Equity Contracts (000)	Foreign Exchange Contracts (000)	Total Value at 11/30/17 (000)
Asset Derivative Value
International Equity Fund Futures Contracts	$1,713	$–	$1,713

Location on the Statement of Operations
Derivative Type
Equity contracts	Net realized gain (loss) on futures Net change in unrealized appreciation/depreciation on futures
Foreign exchange contracts	Net realized gain (loss) on foreign currency transactions Net change in unrealized appreciation/depreciation on foreign currency translation

PNC Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2017 (Unaudited)

	Equity Contracts (000)	Foreign Exchange Contracts (000)	Total Value at 11/30/17 (000)
Realized Gain (Loss) on Derivatives Recognized in Income

International Equity Fund Futures Contracts	$ (174)	$–	$ (174)

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income

International Equity Fund Futures Contracts	$1,735	$–	$1,735

During the six-month period ended November 30, 2017, the futures and forwards transactions executed by the Equity Funds are shown in the following table.

	Notional Cost of Contracts May 31, 2017 (000)	Notional Cost of Contracts Opened (000)	Notional Cost of Contracts Closed (000)	Notional Cost of Contracts November 30, 2017 (000)

International Equity Fund

Futures Contracts	$9,330	$19,253	$(19,056)	$9,527

Master Agreements and Netting Arrangements

Certain Funds are parties to various agreements, including but not limited to International Swaps and Derivatives Association (ISDA) Agreements and a Securities Loan Agreement, which govern the terms of certain transactions with select counterparties (collectively “Master Agreements”). These Master Agreements generally include provisions for general obligations, agreements, representations, collateral and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions. The netting arrangements are generally tied to credit related events that if triggered, would cause an event, default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination or default event, the total market value exposure would be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. An election made by a counterparty to terminate a transaction early under a Master Agreement could have an adverse impact on a Fund’s financial statements. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Collateral under the Master Agreements is usually in the form of cash but can include other types of securities. There can be no assurance that the Master Agreements will be successful in limiting credit or counterparty risk.

Offsetting of Financial and Derivative Assets and Liabilities

The following tables show the financial and derivative instruments of each Fund that are subject to Master Agreements (or similar arrangements) and the collateral received and pledged in connection with the netting arrangements at November 30, 2017.

Offsetting of Financial and Derivative Assets

Description	Form of Master Agreement	Gross Amounts Presented in the Statement of Assets and Liabilities (000)	Gross Amounts Netted in the Statement of Assets and Liabilities (000)	Net Amounts Presented in the Statement of Assets and Liabilities (000)	Financial Instruments (000)	Cash Collateral Received(1) (000)	Net Amount (000)(2)
Balanced Allocation Fund
Securities Lending(3)	Securities Loan Agreement	$ 40	$ –	$ 40	$ –	$(40)	$ –
Emerging Markets Equity Fund
Securities Lending(3)	Securities Loan Agreement	$ 138	$ –	$ 138	$ –	$(138)	$ –
International Equity Fund
Securities Lending(3)	Securities Loan Agreement	$21,636	$ –	$21,636	$ –	$(21,636)	$ –
International Growth Fund
Securities Lending(3)	Securities Loan Agreement	$ 81	$ –	$ 81	$ –	$(81)	$ –
Multi-Factor All Cap Fund
Securities Lending(3)	Securities Loan Agreement	$ 293	$ –	$ 293	$ –	$(293)	$ –
Multi-Factor Large Cap Growth Fund
Securities Lending(3)	Securities Loan Agreement	$ 832	$ –	$ 832	$ –	$(832)	$ –
Multi-Factor Large Cap Value Fund
Securities Lending(3)	Securities Loan Agreement	$ 527	$ –	$ 527	$ –	$(527)	$ –
Multi-Factor Small Cap Core Fund
Securities Lending(3)	Securities Loan Agreement	$11,504	$ –	$11,504	$ –	$(11,504)	$ –
Multi-Factor Small Cap Growth Fund
Securities Lending(3)	Securities Loan Agreement	$ 1,827	$ –	$ 1,827	$ –	$(1,804)	$ 23
Multi-Factor Small Cap Value Fund
Securities Lending(3)	Securities Loan Agreement	$ 1,268	$ –	$ 1,268	$ –	$(1,268)	$ –
Small Cap Fund
Securities Lending(3)	Securities Loan Agreement	$29,702	$ –	$29,702	$ –	$(29,702)	$ –
Bond Fund
Securities Lending(3)	Securities Loan Agreement	$ 41	$ –	$ 41	$ –	$(41)	$ –
Intermediate Bond Fund
Securities Lending(3)	Securities Loan Agreement	$ 272	$ –	$ 272	$ –	$(272)	$ –
Total Return Advantage Fund
Securities Lending(3)	Securities Loan Agreement	$ 628	$ –	$ 628	$ –	$(628)	$ –

(1)	Collateral received from the individual counterparty in excess of the value of securities loaned is not shown for financial reporting purposes.

(2)	Net amount represents the net amount receivable due from the counterparty in the event of default. See Note 9 in Notes to Financial Statements.

(3)	Reflects the market value of securities on loan as presented on the Schedules of Investments. Short-term investments purchased with collateral from securities lending and the related liability to repay the collateral is reported on the Statements of Assets and Liabilities.

3. Investment Advisory Fees and Other Transactions with Affiliates

Investment Advisory and Sub-Advisory Fees

Fees paid by the Trust pursuant to the Advisory Agreement with PNC Capital Advisors, LLC (the “Adviser”), an indirect wholly owned subsidiary of The PNC Financial Services Group, Inc. (“PNC Group”), are payable monthly and are calculated at an annual rate of each Fund’s average daily net assets.

Equity Funds

The following tables list the contractual advisory fees and fee waivers that were in effect during the six-month period ended November 30, 2017 for the Equity Funds.

PNC Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2017 (Unaudited)

	Advisory Fees as a Percentage of Average Net Assets

	Contractual Annual Rate	Effective Annual Rate	Fee Waiver*	Net Effective Annual Rate	Expense Reimbursement*
Balanced Allocation Fund	0.75%	0.75%	0.75%	0.00%	0.21%
Emerging Markets Equity Fund	1.00%	1.00%	0.87%	0.13%	N/A
International Equity Fund	0.90%	0.90%	0.06%	0.84%	N/A
International Growth Fund	0.80%	0.80%	0.80%	0.00%	1.05%
Multi-Factor All Cap Fund	0.55%	0.55%	0.55%	0.00%	0.91%
Multi-Factor Large Cap Growth Fund	0.55%	0.55%	0.34%	0.21%	N/A
Multi-Factor Large Cap Value Fund	0.55%	0.55%	0.31%	0.24%	N/A
Multi-Factor Small Cap Core Fund	0.75%**	0.84%	0.19%	0.65%	N/A
Multi-Factor Small Cap Growth Fund	0.75%**	0.85%	0.29%	0.56%	N/A
Multi-Factor Small Cap Value Fund	0.75%**	0.85%	0.71%	0.14%	N/A
Small Cap Fund	0.90%	0.90%	0.09%	0.81%	N/A

	Advisory Fees as a Percentage of Average Net Assets
		Annual Rate
	First $50 Million	Next $100 Million	$150 Million and Over	Effective Annual Rate	Fee Waiver*	Net Effective Annual Rate	Expense Reimbursement*
S&P 500 Index Fund	0.15%	0.10%	0.075%	0.12%	0.12%	0.00%	0.10%

*

These waivers and reimbursements, which are presented on an annualized basis in the above table, are the result of the contractual expense limitation agreement which will apply until September 28, 2018, except that it may be terminated by the Board at any time. Each Fund may be obligated to pay the Adviser all amounts previously waived or reimbursed by the Adviser pursuant to the expense limitation agreements. For additional detail, see “Expense Recoupment” below.

**

Effective September 28, 2017, the Board approved a reduction in management fees for the Multi-Factor Small Cap Core Fund, Multi-Factor Small Cap Growth Fund, and Multi-Factor Small Cap Value Fund to an annual rate of 0.75%. Prior to the change, management fees were charged at annual rate of 0.90% of average daily net assets.

Polaris Capital Management, LLC (“ Polaris”), an independent registered investment adviser, serves as sub-adviser to a portion of the managed assets of International Equity Fund. For its services, Polaris is paid a sub-advisory fee by the Adviser based on the portion of assets of International Equity Fund allocated to Polaris as follows: 0.35% of the first $125 million of assets managed, 0.40% of the assets managed between $125 million and $200 million and 0.50% of assets managed in excess of $200 million.

The Adviser may, from time to time, waive any portion of its fees and reimburse certain expenses of a Fund. Such waivers and reimbursements may be voluntary or contractual. The Adviser contractually agreed to waive fees and reimburse expenses to the extent necessary so that the total annual fund operating expenses of Class I, Class A, Class C, Class R4, Class R5 and Class T Shares of certain Funds do not exceed the percentage of average daily net assets as set forth below:

	Total Annual Fund Operating Expenses after Fee Waivers
	Class I	Class A	Class C	Class R4	Class R5	Class T
Balanced Allocation Fund	0.95%	1.21%*	1.95%	N/A	N/A	1.45%
Emerging Markets Equity Fund	1.25%	N/A	N/A	N/A	N/A	N/A
International Equity Fund	0.98%	1.28%	1.98%	N/A	N/A	N/A
International Growth Fund	0.85%	1.11%	N/A	N/A	N/A	N/A
Multi-Factor All Cap Fund	0.65%	0.95%	1.65%	N/A	N/A	N/A
Multi-Factor Large Cap Growth Fund	0.65%	0.95%	1.65%	N/A	N/A	N/A
Multi-Factor Large Cap Value Fund	0.65%	0.95%	1.65%	N/A	N/A	N/A
Multi-Factor Small Cap Core Fund	0.85%	1.15%	1.85%	N/A	N/A	N/A
Multi-Factor Small Cap Growth Fund	0.85%	1.15%	1.85%	N/A	N/A	N/A
Multi-Factor Small Cap Value Fund	0.85%	1.15%	1.85%	N/A	N/A	N/A

	Total Annual Fund Operating Expenses after Fee Waivers
	Class I	Class A	Class C	Class R4	Class R5	Class T
S&P 500 Index Fund	0.20%	0.45%	1.20%	0.35%	0.25%	N/A
Small Cap Fund	0.99%	1.24%	1.99%	N/A	N/A	N/A

*  Effective September 28, 2017, the total annual fund operating expenses of the Class A Shares of the Balanced Allocation Fund were reduced to 1.21%. Prior to the decrease, total annual fund operating expenses were capped at 1.24%.

The expense limitation agreement for the Funds listed in the table above will apply until at least September 28, 2018, at which time the Adviser will determine whether to renew, revise or discontinue it, except that it may be terminated by the Board at any time.

Fixed Income and Tax Exempt Bond Funds

The following table lists the contractual advisory fees and fee waivers that were in effect during the six-month period ended November 30, 2017 for the Fixed Income and Tax Exempt Bond Funds.

		Advisory Fees as a Percentage of Average Net Assets

	Contractual Annual Rate	Fee Waiver*	Net Effective Annual Rate	Expense Reimbursement*

Bond Fund	0.40%	0.40%	0.00%	0.13%
Government Mortgage Fund	0.40%	0.40%	0.00%	0.09%
Intermediate Bond Fund	0.40%	N/A	0.40%	N/A
Limited Maturity Bond Fund	0.35%	N/A	0.35%	N/A
Total Return Advantage Fund	0.40%	0.11%	0.29%	N/A
Ultra Short Bond Fund	0.20%	N/A	0.20%	N/A
Intermediate Tax Exempt Bond	0.40%	0.17%	0.23%	N/A
Maryland Tax Exempt Bond	0.40%	0.28%	0.12%	N/A
Ohio Intermediate Tax Exempt Bond	0.40%	N/A	0.40%	N/A
Tax Exempt Limited Maturity Bond	0.40%	0.07%	0.33%	N/A

*

These waivers and reimbursements, which are presented on an annualized basis in the above table, are the result of the contractual expense limitation agreement which will remain in effect through September 28, 2018, except that it may be terminated by the Board at any time. Each Fund may be obligated to pay the Adviser all amounts previously waived or reimbursed by the Adviser pursuant to the expense limitation agreements. For additional detail, see “Expense Recoupment,” below.

The Adviser may, from time to time, waive any portion of its fees and reimburse certain expenses of a Fund. The Adviser contractually agreed to waive fees and reimburse expenses to the extent necessary so that the total annual fund operating expenses of Class I, Class A and Class C Shares of certain Funds do not exceed the percentage of average daily net assets as set forth on the following table:

	Total Annual Fund Operating Expenses after Fee Waivers
	Class I	Class A	Class C
Bond Fund	0.53%	0.81%	1.53%
Government Mortgage Fund	0.65%	0.93%	1.65%
Total Return Advantage Fund	0.53%	0.81%	1.53%
Intermediate Tax Exempt Bond Fund	0.53%	0.81%	1.53%
Maryland Tax Exempt Bond Fund	0.53%	0.81%	1.53%
Tax Exempt Limited Maturity Bond Fund	0.53%	0.81%	N/A

The expense limitation agreement for the Funds listed in the table above will apply until at least September 28, 2018, at which time the Adviser will determine whether to renew, revise or discontinue it, except that it may be terminated by the Board at any time.

PNC Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2017 (Unaudited)

Expense Recoupment

Each Fund may be obligated to pay the Adviser all amounts previously waived or reimbursed by the Adviser (“recoupment payments”) pursuant to the expense limitation agreements, provided that the amount of such recoupment payments in any year, together with all other expenses of the Fund or Class, in the aggregate, would not cause the Class’ total annual operating expenses to exceed the amounts set forth in the tables above and provided further that no additional payments by the Fund will be made with respect to amounts paid, waived or reimbursed by the Adviser more than three years after the end of the fiscal year in which the Fund accrues a liability or recognizes a contingent liability with respect to such amounts that are paid, waived or reimbursed by the Adviser. Recoupment payments are limited to amounts so that after recoupment the total annual fund operating expenses are no more than the lesser of the expense cap in place at the time of the waiver or recoupment. Amounts received pursuant to voluntary waivers of fees and expense reimbursement arrangements by or with the Adviser are not subject to recoupment.

The following amounts are available for possible recoupment by the Adviser through the expiration dates shown:

	Recoupment Available (000)
	2018	2019	2020	Total
Balanced Allocation Fund	$101	$224	$211	$536
Emerging Markets Equity Fund	-	-	41	41
International Equity Fund	652	572	667	1,891
International Growth Fund	-	45	124	169
Multi-Factor All Cap Fund	75	101	136	312
Multi-Factor Large Cap Growth Fund	49	155	248	452
Multi-Factor Large Cap Value Fund	24	116	264	404
Multi-Factor Small Cap Core Fund	205	467	775	1,447
Multi-Factor Small Cap Growth Fund	226	389	488	1,103
Multi-Factor Small Cap Value Fund	142	209	217	568
S&P 500 Index Fund	220	210	230	660
Small Cap Fund	851	866	1,038	2,755
Bond Fund	-	84	131	215
Government Mortgage Fund	-	59	92	151
Total Return Advantage Fund	-	83	143	226
Intermediate Tax Exempt Bond Fund	65	92	103	260
Maryland Tax Exempt Bond Fund	42	68	82	192
Tax Exempt Limited Maturity Bond Fund	30	41	55	126

Shareholder Services Fees

The Trust maintains a Shareholder Services Plan (the “Services Plan”) with respect to the Class A, Class C and Class R Shares of the Equity, Fixed Income and Tax Exempt Bond Funds. Pursuant to the Services Plan, the Trust enters into shareholder servicing agreements with certain financial institutions, including affiliates of the Adviser, under which they agree to provide shareholder administrative services to their customers who beneficially own Class A, Class C and Class R Shares in consideration for payment of a fee of up to 0.25% on an annual basis, based on each Class’ average daily net assets.

The Trust maintains a Services Plan with respect to the Class R4 and Class R5 Shares of PNC S&P 500 Index Fund. Pursuant to the Services Plan, the Trust enters into shareholder servicing agreements with certain financial institutions, including affiliates of the Adviser, under which they agree to provide shareholder administrative services to their customers who beneficially own Class R4 and Class R5 Shares in consideration for payment of a fee of up to 0.15% and 0.05%, respectively, on an annual basis, based on each Class’ average daily net assets.

Trustees’ Fees

For his or her service as a Trustee of the Trust and PNC Advantage Funds (“Advantage”), another registered investment company overseen by the Trustees and for which the Adviser serves as investment adviser, each Trustee receives an annual fee of $85,000 plus $7,750 for each Board meeting attended in person, and such amount, up to a maximum of $3,750, as may be determined for each special  Board meeting  attended,  in  addition  to  a  reimbursement  of all  out-of-pocket  expenses  incurred  as a Trustee.  Each Trustee also receives $800 for each Audit Committee meeting attended. The Chairman of the Board receives an additional fee of $25,000 per year and the Chairman of the Audit Committee receives an additional fee of $10,000 per year for their services in these capacities. No person who is an officer, director, trustee, or employee of the Adviser, the Underwriter, or any parent or subsidiary thereof, who serves as an officer, trustee, or employee of the Trust or Advantage receives any compensation from the Trust. Fees are paid quarterly in arrears and are allocated to the PNC Funds and PNC Advantage Funds based on a number of factors, including their average daily net assets.

Trustees who receive fees are eligible for participation in the Trusts Deferred Compensation Plan (the “Plan”), which is an unfunded, nonqualified deferred compensation plan. The Plan allows each eligible Trustee to defer receipt of all or a percentage of fees that would otherwise be payable for services performed.

Administration Fees

The Trust, the Bank of New York Mellon (“BNY Mellon”) and the Adviser are parties to a Co-Administration and Accounting Services Agreement, pursuant to which BNY Mellon and the Adviser serve as Co-Administrators to the Trust. For their services as Co-Administrators, BNY Mellon and the Adviser are entitled to an annual fee paid by each Fund, as follows: 0.05% of the Fund’s average aggregate net assets up to $1 billion, 0.03% of the Fund’s average aggregate net assets between $1 billion and $10 billion, and 0.01% of the Fund’s average aggregate net assets in excess of $10 billion. For their services as Co-Administrators to the Funds (excluding the Money Market Funds) during the six-month period ended November 30, 2017, approximately 0.0232% was allocated to BNY Mellon and 0.0262% was allocated to the Advisor in aggregate. Total fees paid by the Funds (excluding the Money Market Funds) to the Adviser for the six-month period ended November 30, 2017 were $564,600.

BNY Mellon also receives other transaction-based charges from the Trust and is reimbursed for out-of-pocket expenses by the Trust.

Affiliated Investments

The common stock of PNC Group, an affiliate of the Adviser to the Trust, is included in the S&P 500® Index. Also included in the S&P 500® Index is BlackRock, Inc., a company in which PNC Group owns a minority interest. Like the other stocks in the S&P 500® Index, S&P 500 Index Fund may invest in the common stocks of PNC Group and BlackRock, Inc. in approximately the same proportions as the percentages those common stocks represent in the S&P 500® Index. iShares securities may be deemed to be affiliated investments through the Adviser’s affiliation with BlackRock, Inc.

For the purposes of these financial statements, dividends received from such investments are reported as “Dividends from affiliated investments” in the Statements of Operations. Gains and/or losses from the sale of affiliated investments and the change in unrealized appreciation or depreciation on affiliated investments are reported as “Net realized gain (loss) on affiliated investments sold” and “Net change in unrealized appreciation/depreciation on affiliated investments”, respectively, on the Statements of Operations.

Pursuant to SEC rules, the Funds may invest cash balances not otherwise invested in portfolio securities and cash collateral from securities lending programs to purchase shares of the money market funds offered by PNC Funds, Advantage, a separate investment company affiliated with PNC Funds (“PNC Affiliated Money Market Funds”), or BlackRock Funds and other investment companies that could be deemed to be affiliated with the Adviser. The Funds will bear the costs and fees associated with investments in other investment companies, including other investment companies managed by the Adviser or its affiliates, except that the Adviser has agreed to waive its advisory fee in an amount equal to the advisory fees paid to the Adviser by a Fund with respect to a Fund’s short-term cash reserves swept into any PNC Affiliated Money Market Funds. Certain other contractual and voluntary advisory fee waivers may reduce the Adviser’s obligation to waive its advisory fees in connection with such investments. This waiver does not apply to cash collateral from a Fund’s securities lending program invested in PNC Affiliated Money Market Funds, and the waiver may be terminated at any time without prior notice.

The total value at May 31, 2017 and November 30, 2017, and the purchases, sales proceeds, distributions, change in unrealized appreciation (depreciation) and realized gain (loss) on affiliated holdings for the six-month period ended November 30, 2017 are shown in the following table.

PNC Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2017 (Unaudited)

	Value of Affiliated Investments at 05/31/17 (000)	Purchases (000)	Sales Proceeds (000)	Net Realized Gain (Loss) on Affiliated Investments Sold (000)	Net Change in Unrealized Appreciation/Depreciation on Affiliated Investments (000)	Value of Affiliated Investments at 11/30/17 (000)	Income Distributions from Affiliated Investments (000)
Balanced Allocation Fund
iShares MSCI EAFE Value ETF	$806	$–	$99	$15	$29	$751	$18
PNC Government Money Market Fund	454	2,541	2,539	–	–	456	2
PNC International Growth Fund	2,636	–	–	–	352	2,988	–
	$3,896	$2,541	$2,638	$15	$381	$4,195	$20
Emerging Markets Equity Fund
iShares MSCI Thailand Capped ETF	$125	$–	$–	$–	$18	$143	$2
PNC Government Money Market Fund	544	1,521	1,537	–	(1)	527	2
	$669	$1,521	$1,537	$–	$17	$670	$4
International Equity Fund
iShares STOXX Europe 600 Banks UCITS ETF (DE)	$9,613	$231	$1,461	$144	$344	$8,871	$202
PNC Government Money Market Fund	73,759	203,765	149,787	–	–	127,737	213
	$83,372	$203,996	$151,248	$144	$344	$136,608	$415
International Growth Fund
iShares MSCI Japan ETF	$98	$–	$–	$–	$12	$110	$1
iShares STOXX Europe 600 Banks UCITS ETF (DE)	118	–	18	2	4	106	2
PNC Government Money Market Fund	86	1,041	692	–	–	435	1
	$302	$1,041	$710	$2	$16	$651	$4
Multi-Factor All Cap Fund
iShares Russell 3000 ETF	$143	$812	$853	$14	$1	$117	$1
PNC Government Money Market Fund	20	2,843	2,430	–	–	433	1
	$163	$3,655	$3,283	$14	$1	$550	$2
Multi-Factor Large Cap Growth Fund
iShares Russell 1000 Growth ETF	$995	$1,840	$1,047	$116	$36	$1,940	$6
PNC Government Money Market Fund	2,537	7,864	8,050	–	–	2,351	6
	$3,532	$9,704	$9,097	$116	$36	$4,291	$12
Multi-Factor Large Cap Value Fund
iShares Russell 1000 Value ETF	$1,139	$2,579	$1,727	$39	$62	$2,092	$13
PNC Government Money Market Fund	1,360	9,643	9,129	–	–	1,874	6
	$2,499	$12,222	$10,856	$39	$62	$3,966	$19
Multi-Factor Small Cap Core Fund
iShares Russell 2000 ETF	$2,840	$–	$2,951	$99	$12	$–	$–
PNC Government Money Market Fund	19,746	42,745	48,087	–	–	14,404	33
	$22,586	$42,745	$51,038	$99	$12	$14,404	$33
Multi-Factor Small Cap Growth Fund
PNC Government Money Market Fund	$3,303	$19,584	$19,613	$–	$–	$3,274	$9
Multi-Factor Small Cap Value Fund
PNC Government Money Market Fund	$3,448	$3,610	$5,611	$–	$–	$1,447	$1
S&P 500 Index Fund
BlackRock	$365	$–	$166	$91	$(28)	$262	$4
PNC Government Money Market Fund	482	10,123	9,197	–	–	1,408	3
PNC Financial Services Group	425	–	204	120	(59)	282	4
	$1,272	$10,123	$9,567	$211	$(87)	$1,952	$11
Small Cap Fund
PNC Government Money Market Fund	$53,453	$149,130	$161,245	$–	$–	$41,338	$84

	Value of Affiliated Investments at 05/31/17 (000)	Purchases (000)	Sales Proceeds (000)	Net Realized Gain (Loss) on Affiliated Investments Sold (000)	Net Change in Unrealized Appreciation/Depreciation on Affiliated Investments (000)	Value of Affiliated Investments at 11/30/17 (000)	Income Distributions from Affiliated Investments (000)
Bond Fund
PNC Government Money Market Fund	$1,624	$4,049	$5,029	$–	$–	$644	$1
Government Mortgage Fund
PNC Government Money Market Fund	$489	$5,138	$5,188	$–	$–	$439	$2
Intermediate Bond Fund
PNC Government Money Market Fund	$1,889	$26,340	$23,326	$–	$–	$4,903	$8
Limited Maturity Bond Fund
PNC Government Money Market Fund	$5,167	$44,192	$47,907	$–	$–	$1,452	$15
Total Return Advantage Fund
PNC Government Money Market Fund	$8,479	$24,527	$28,606	$–	$–	$4,400	$9
Ultra Short Bond Fund
PNC Government Money Market Fund	$4,394	$192,930	$194,902	$–	$–	$2,422	$45

4. Custodian, Distribution/12b-1 Fees and Transfer Agent Fees

Custodian Fees

BNY Mellon serves as Custodian to the Trust and Advantage. The Custodian fees for U.S. securities for the Trust and Advantage are calculated at the following annual rate: 0.0025% of the first $5 billion of the combined average daily gross assets of the Trust and Advantage, 0.002% of the next $5 billion of the combined average daily gross assets of the Trust and Advantage and 0.001% of the combined average daily gross assets of the Trust and Advantage in excess of $ 10 billion. The Custodian fees are allocated to the Trust and Advantage based on each Fund’s relative average daily net assets. BNY Mellon also receives market-specific fees relating to foreign custody of non-U.S. securities and other transaction-based charges from the Trust and is reimbursed for out-of-pocket expenses by the Trust.

Distribution/12b-l Fees

For its services to the Trust, the Underwriter, a wholly owned subsidiary of Foreside Financial Group, LLC, receives an annual fee payable directly by the Adviser.

Pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-l”), the Trust has adopted a distribution plan for Class A Shares (the “A Shares Plan”), a distribution plan for Class C Shares (the “C Shares Plan”), and a distribution plan for Class T Shares (the “T Shares Plan”), which permit the Funds to bear certain expenses in connection with the distribution of Class A Shares, Class C Shares, and Class T Shares, respectively. Payments to the Underwriter under the plans may be used to pay for any eligible distribution or marketing expense or shareholder services, including to reimburse the Adviser for certain up-front payments and/or finder’s fees paid by the Adviser to financial intermediaries in connection with the sale of shares of the Funds.

Pursuant to the A Shares Plan, the Funds reimburse the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.10% per annum of the average daily net assets of the Funds’ Class A Shares. The Board renewed a commitment whereby actual distribution fees for Class A Shares will be no more than the Distribution (12b-1) fees stated in the table below for Class A Shares of each Fund. This commitment, which may be terminated by the Board at any time, continues through September 28, 2018, at which time the Board will consider whether to renew, revise or discontinue it.

Pursuant to the C Shares Plan, the Funds compensate the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount up to 0.75% per annum of the average daily net assets of the Funds’ Class C Shares. During low yield environments, a portion of these fees may be voluntarily waived by the Underwriter in order to maintain a minimum yield for the Fund class.

The T Shares Plan provides that the Funds may compensate the Underwriter from Class T Share assets for distribution of Class T Shares in an amount not to exceed 0.50% per annum of the average daily net assets of the Funds’ Class T Shares. Under the T Shares Plan, the Funds may incur expenses primarily intended to result in the sale of their shares or associated with the provision of services to shareholders of Class T Shares.

PNC Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2017 (Unaudited)

For the six-month period ended November 30, 2017, the 12b-l fee accrual rates were as shown in the following table:

	Class A	Annual Rate Class C	Class T

Balanced Allocation Fund	0.010%*	0.750%	0.500%
Emerging Markets Equity Fund	N/A	N/A	N/A
International Equity Fund	0.050%	0.750%	N/A
International Growth Fund	0.010%	N/A	N/A
Multi-Factor All Cap Fund	0.050%	0.750%	N/A
Multi-Factor Large Cap Growth Fund	0.050%	0.750%	N/A
Multi-Factor Large Cap Value Fund	0.050%	0.750%	N/A
Multi-Factor Small Cap Core Fund	0.050%	0.750%	N/A
Multi-Factor Small Cap Growth Fund	0.050%	0.750%	N/A
Multi-Factor Small Cap Value Fund	0.050%	0.750%	N/A
S&P 500 Index Fund	0.000%	0.750%	N/A
Small Cap Fund	0.000%	0.750%	N/A
Bond Fund	0.030%	0.750%	N/A
Government Mortgage Fund	0.030%	0.750%	N/A
Intermediate Bond Fund	0.030%	0.750%	N/A
Limited Maturity Bond Fund	0.030%	0.750%	N/A
Total Return Advantage Fund	0.030%	0.750%	N/A
Ultra Short Bond Fund	0.030%	N/A	N/A
Intermediate Tax Exempt Bond Fund	0.030%	0.750%	N/A
Maryland Tax Exempt Bond Fund	0.030%	0.750%	N/A
Ohio Intermediate Tax Exempt Bond Fund	0.030%	0.750%	N/A
Tax Exempt Limited Maturity Bond Fund	0.030%	N/A	N/A
*	The Board approved a reduction in 12b-1 fees to 0.010% for the Class A Shares of the Balanced Allocation Fund effective September 28, 2017. Prior to the reduction, the fee rate was 0.040%.

Transfer Agent

BNY Mellon serves as Transfer Agent for the Funds. For its services as Transfer Agent, BNY Mellon receives a fee based primarily upon the number of accounts serviced. Certain minimum fees and transaction charges may apply.

5. Investments

During the six-month period ended November 30, 2017, the cost of purchases and proceeds from sales of investments, maturities and paydowns, other than short-term investments, were:

	Cost of Purchases and Proceeds from Sales, Maturities and Paydowns of Long-Term Securities (other than U.S. Government Obligations)		Cost of Purchases and Proceeds from Sales, Maturities and Paydowns of Long-Term U.S. Government Obligations
	Purchases (000)	Sales (000)	Purchases (000)	Sales (000)
Balanced Allocation Fund	$ 3,144	$ 5,024	$2,053	$2,091
Emerging Markets Equity Fund	2,046	1,795	–	–
International Equity Fund	153,160	165,720	–	–
International Growth Fund	1,220	1,399	–	–
Multi-Factor All Cap Fund	11,802	14,828	–	–
Multi-Factor Large Cap Growth Fund	73,952	82,371	–	–
Multi-Factor Large Cap Value Fund	61,129	68,929	–	–
Multi-Factor Small Cap Core Fund	152,364	134,089	–	–

	Cost of Purchases and Proceeds from Sales, Maturities and Paydowns of Long-Term Securities (other than U.S. Government Obligations)		Cost of Purchases and Proceeds from Sales, Maturities and Paydowns of Long-Term U.S. Government Obligations
	Purchases (000)	Sales (000)	Purchases (000)	Sales (000)
Multi-Factor Small Cap Growth Fund	$ 65,621	$ 69,775	$ –	$ –
Multi-Factor Small Cap Value Fund	14,759	17,403	–	–
S&P 500 Index Fund	31,378	97,240	–	–
Small Cap Fund	94,283	267,256	–	–
Bond Fund	5,312	11,252	7,972	10,736
Government Mortgage Fund	350	12,635	1,049	1,098
Intermediate Bond Fund	35,965	53,995	50,402	63,605
Limited Maturity Bond Fund	41,926	60,088	33,461	67,384
Total Return Advantage Fund	31,474	26,968	30,816	31,727
Ultra Short Bond Fund	146,867	102,661	64,347	89,020
Intermediate Tax Exempt Bond	2,677	9,073	–	–
Maryland Tax Exempt Bond	–	1,680	–	–
Ohio Intermediate Tax Exempt Bond	1,178	4,462	–	–
Tax Exempt Limited Maturity Bond	12,197	24,724	–	–

6. Federal Income Taxes

Each Fund is classified as a separate taxable entity for Federal income tax purposes and intends to continue to qualify as a separate “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

Each Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as an expense during the current year. A tax position that does meet the more-likely-than-not threshold is reflected as the largest amount of tax benefit that is greater than 50 percent likely to be realized upon settlement with the relevant taxing authority. Management has analyzed each Fund’s tax positions through the six-month period ended November 30, 2017 and for each Fund’s open tax years (years ended May 31, 2014 through May 31, 2017), with the exception of the PNC International Growth Fund which commenced operations on February 29, 2016 and PNC Emerging Markets Equity Fund which commenced operations on March 31, 2017, and has concluded that no provision for income tax is required in each Fund’s financial statements.

The character and timing of dividends and/or distributions made during the year from net investment income and/or net realized capital gains may differ from the accounting treatment of such amounts. To the extent any of these differences are permanent, adjustments are made to the appropriate components of net assets in the period in which the differences arise. Accordingly, the following permanent differences have been reclassified to/from the following accounts for the fiscal year ended May 31, 2017:

PNC Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2017 (Unaudited)

	Undistributed (Distributions in Excess of) Net Investment Income (000)	Accumulated Net Realized Gains (Losses) (000)	Paid-in Capital (000)
Balanced Allocation Fund	$ 28	$ 339	$ 311
Emerging Markets Equity Fund	(7)	7	–
International Equity Fund	715	(715)	–
International Growth Fund	(3)	3	–
Multi-Factor Large Cap Growth Fund	– *	– *	–
Multi-Factor Large Cap Value Fund	–	15,042	(15,042)
Multi-Factor Small Cap Core Fund	184	(184)	– *
Multi-Factor Small Cap Growth Fund	23	(23)	–
Multi-Factor Small Cap Value Fund	49	23,566	(23,615)
S&P 500 Index Fund	(139)	(1,725)	1,864
Bond Fund	119	(408)	289
Government Mortgage Fund	319	(319)	–
Intermediate Bond Fund	106	(106)	–
Limited Maturity Bond Fund	242	(242)	–
Total Return Advantage Fund	385	(385)	–
Ultra Short Bond Fund	103	(103)	–
Maryland Tax Exempt Bond Fund	–	(34)	34
Ohio Intermediate Tax Exempt Bond Fund	6	(6)	–
Tax Exempt Limited Maturity Bond Fund	– *	– *	–

*Amount represents less than $500.

For Federal income tax purposes, realized capital losses may be carried forward and applied against future realized capital gains. During the fiscal year ended May 31, 2017, capital loss carryforwards that were utilized to offset capital gains were as follows:

Fund	(000)
International Equity Fund	$30,665
Multi-Factor All Cap Fund	4,614
Multi-Factor Large Cap Growth Fund	11,726
Multi-Factor Large Cap Value Fund	13,634
Multi-Factor Small Cap Core Fund	1,154
Multi-Factor Small Cap Growth Fund	449
Multi-Factor Small Cap Value Fund	541
Small Cap Fund	2,904
Ultra Short Bond Fund	39
Tax Exempt Limited Maturity Bond Fund	87

At May 31, 2017, the Funds had capital loss carryforwards (in thousands) available to offset future realized capital gains through the indicated expiration dates:

Expiring May 31,
	2018	2019	Indefinite	Total
Emerging Markets Equity Fund	$–	$–	$ 4	$4
International Equity Fund	3,637	–	–	3,637
International Growth Fund	–	–	2	2
Multi-Factor All Cap Fund	21,924	–	–	21,924
Multi-Factor Large Cap Growth Fund	6,395	–	–	6,395
Multi-Factor Large Cap Value Fund	44,150	–	–	44,150
Multi-Factor Small Cap Value Fund	24,328	–	–	24,328
Government Mortgage Fund	61	–	546	607
Total Return Advantage Fund	2,173	–	1,788	3,961
Ultra Short Bond Fund	–	1,002	4,550	5,552

Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), net capital losses incurred in taxable years beginning after December 22, 2010 may be carried forward indefinitely with their character retained as short term or long term. Net capital losses incurred in taxable years beginning on or before December 22, 2010 may be carried forward for eight years and are treated as short-term capital losses in the year to which they were carried. However, the Modernization Act requires that post-enactment net capital losses (i.e., in taxable years beginning after December 22, 2010) be used before pre-enactment net capital loss carryforwards, which increases the likelihood that pre-enactment capital loss carryforwards will expire unused.

7. Shares of Beneficial Interest

The Trust’s Declaration of Trust authorizes the Board to issue an unlimited number of shares of beneficial interest and to classify or reclassify any unissued shares of the Trust into one or more additional classes of shares and to classify or reclassify any class of shares into one or more series of shares. Transactions in capital shares are summarized (in thousands) on the following pages for the Equity, Fixed Income and Tax Exempt Bond Funds.

PNC Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2017 (Unaudited)

	Class I		Class A		Class C		Class R4		Class R5		Class T
	Six-Month Period Ended 11/30/17	Year Ended 05/31/17	Six-Month Period Ended 11/30/17	Year Ended 05/31/17	Six-Month Period Ended 11/30/17	Year Ended 05/31/17	Six-Month Period Ended 11/30/17	Year Ended 05/31/17	Six-Month Period Ended 11/30/17	Year Ended 05/31/17	Six-Month Period Ended 11/30/17	Year Ended 05/31/17

Balanced Allocation Fund
Shares issued	51	76	8	24	– *	3	N/A	N/A	N/A	N/A	–	–
Shares reinvested	7	64	3	10	–	– *	N/A	N/A	N/A	N/A	–	–*
Shares redeemed	(167)	(3,018)	(61)	(103)	(2)	(11)	N/A	N/A	N/A	N/A	–	–
Net decrease	(109)	(2,878)	(50)	(69)	(2)	(8)	N/A	N/A	N/A	N/A	–	–*

Emerging Markets Equity Fund(1)
Shares issued	2	1,001	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Shares reinvested	–	–	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Shares redeemed	–	–	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Net increase	2	1,001	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

International Equity Fund
Shares issued	6,823	9,397	439	2,095	29	38	N/A	N/A	N/A	N/A	N/A	N/A
Share reinvested	–	248	–	15	–	– *	N/A	N/A	N/A	N/A	N/A	N/A
Shares redeemed	(4,766)	(5,617)	(209)	(1,220)	(21)	(66)	N/A	N/A	N/A	N/A	N/A	N/A
Net increase (decrease)	2,057	4,028	230	890	8	(28)	N/A	N/A	N/A	N/A	N/A	N/A

International Growth Fund
Shares issued	2	210	– *	1	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Share reinvested	–	3	–	– *	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Shares redeemed	–	–	– *	– *	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Net increase	2	213	– *	1	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Multi-Factor All Cap Fund
Shares issued	42	42	3	4	– *	– *	N/A	N/A	N/A	N/A	N/A	N/A
Shares reinvested	2	5	1	1	– *	– *	N/A	N/A	N/A	N/A	N/A	N/A
Shares redeemed	(181)	(987)	(11)	(91)	(3)	(2)	N/A	N/A	N/A	N/A	N/A	N/A
Net decrease	(137)	(940)	(7)	(86)	(3)	(2)	N/A	N/A	N/A	N/A	N/A	N/A

Multi-Factor Large Cap Growth Fund
Shares issued	331	1,298	1	794	– *	1	N/A	N/A	N/A	N/A	N/A	N/A
Shares reinvested	–	7	–	5	–	–	N/A	N/A	N/A	N/A	N/A	N/A
Shares redeemed	(539)	(1,437)	(32)	(1,313)	(2)	(17)	N/A	N/A	N/A	N/A	N/A	N/A
Net decrease	(208)	(132)	(31)	(514)	(2)	(16)	N/A	N/A	N/A	N/A	N/A	N/A

Multi-Factor Large Cap Value Fund
Shares issued	485	1,761	2	1,451	– *	1	N/A	N/A	N/A	N/A	N/A	N/A
Shares reinvested	24	18	7	17	– *	– *	N/A	N/A	N/A	N/A	N/A	N/A
Shares redeemed	(765)	(1,818)	(64)	(2,161)	(1)	(2)	N/A	N/A	N/A	N/A	N/A	N/A
Net decrease	(256)	(39)	(55)	(693)	(1)	(1)	N/A	N/A	N/A	N/A	N/A	N/A

Multi-Factor Small Cap Core Fund
Shares issued	1,993	7,373	515	1,745	21	25	N/A	N/A	N/A	N/A	N/A	N/A
Shares reinvested	–	18	–	8	–	– *	N/A	N/A	N/A	N/A	N/A	N/A
Shares redeemed	(1,128)	(1,749)	(944)	(1,403)	(4)	– *	N/A	N/A	N/A	N/A	N/A	N/A
Net increase (decrease)	865	5,642	(429)	350	17	25	N/A	N/A	N/A	N/A	N/A	N/A

	Class I		Class A		Class C		Class R4		Class R5		Class T
	Six-Month Period Ended 11/30/17	Year Ended 05/31/17	Six-Month Period Ended 11/30/17	Year Ended 05/31/17	Six-Month Period Ended 11/30/17	Year Ended 05/31/17	Six-Month Period Ended 11/30/17	Year Ended 05/31/17	Six-Month Period Ended 11/30/17	Year Ended 05/31/17	Six-Month Period Ended 11/30/17	Year Ended 05/31/17
Multi-Factor Small Cap Growth Fund
Shares issued	610	2,751	231	642	19	112	N/A	N/A	N/A	N/A	N/A	N/A
Shares reinvested	–	–	–	–	–	–	N/A	N/A	N/A	N/A	N/A	N/A
Shares redeemed	(734)	(1,156)	(271)	(614)	(103)	(123)	N/A	N/A	N/A	N/A	N/A	N/A
Net increase (decrease)	(124)	1,595	(40)	28	(84)	(11)	N/A	N/A	N/A	N/A	N/A	N/A

Multi-Factor Small Cap Value Fund
Shares issued	64	360	20	60	1	5	N/A	N/A	N/A	N/A	N/A	N/A
Shares reinvested	–	9	–	13	–	1	N/A	N/A	N/A	N/A	N/A	N/A
Shares redeemed	(157)	(296)	(70)	(102)	(12)	(31)	N/A	N/A	N/A	N/A	N/A	N/A
Net increase (decrease)	(93)	73	(50)	(29)	(11)	(25)	N/A	N/A	N/A	N/A	N/A	N/A

S&P 500 Index Fund
Shares issued	184	837	81	199	8	51	13	55	1	28	N/A	N/A
Shares reinvested	47	327	9	49	3	18	2	15	– *	2	N/A	N/A
Shares redeemed	(3,462)	(2,731)	(217)	(513)	(14)	(103)	(53)	(195)	(17)	(44)	N/A	N/A
Net decrease	(3,231)	(1,567)	(127)	(265)	(3)	(34)	(38)	(125)	(16)	(14)	N/A	N/A

Small Cap Fund
Shares issued	1,083	10,457	239	809	7	72	N/A	N/A	N/A	N/A	N/A	N/A
Shares reinvested	–	–	–	–	–	–	N/A	N/A	N/A	N/A	N/A	N/A
Shares redeemed	(8,337)	(25,264)	(490)	(1,972)	(210)	(499)	N/A	N/A	N/A	N/A	N/A	N/A
Net decrease	(7,254)	(14,807)	(251)	(1,163)	(203)	(427)	N/A	N/A	N/A	N/A	N/A	N/A

(1) Commenced operations on March 31, 2017.

* Amount represents less than $500.

	Class I		Class A		Class C
	Six-Month Period Ended 11/30/17	Year Ended 05/31/17	Six-Month Period Ended 11/30/17	Year Ended 05/31/17	Six-Month Period Ended 11/30/17	Year Ended 05/31/17
Bond Fund
Shares issued	88	394	– *	1	5	– *
Shares reinvested	9	83	2	5	– *	– *
Shares redeemed	(1,049)	(5,034)	(20)	(20)	(10)	(3)
Net decrease	(952)	(4,557)	(18)	(14)	(5)	(3)

GovernmentMortgageFund
Shares issued	120	947	6	20	– *	– *
Shares reinvested	10	34	3	7	– *	1
Shares redeemed	(1,036)	(2,695)	(474)	(170)	(2)	(32)
Net decrease	(906)	(1,714)	(465)	(143)	(2)	(31)

Intermediate Bond Fund
Shares issued	843	1,115	2	6	– *	12
Shares reinvested	93	220	2	4	– *	– *
Shares redeemed	(3,814)	(8,699)	(24)	(54)	(13)	(20)
Net decrease	(2,878)	(7,364)	(20)	(44)	(13)	(8)

PNC Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2017 (Unaudited)

	Class I		Class A		Class C
	Six-Month Period Ended 11/30/17	Year Ended 05/31/17	Six-Month Period Ended 11/30/17	Year Ended 05/31/17	Six-Month Period Ended 11/30/17		Year Ended 05/31/17
Limited Maturity Bond Fund
Shares issued	2,067	16,902	1	10	–		2
Shares reinvested	113	215	1	2	–	*	– *
Shares redeemed	(7,808)	(16,911)	(20)	(451)	(5)		(4)
Net increase (decrease)	(5,628)	206	(18)	(439)	(5)		(2)

Total Return Advantage Fund
Shares issued	1,361	2,681	4	1,083	–	*	2
Shares reinvested	75	120	3	23	–	*	– *
Shares redeemed	(1,698)	(3,135)	(24)	(1,795)	(11)		(28)
Net decrease	(262)	(334)	(17)	(689)	(11)		(26)

Ultra Short Bond Fund
Shares issued	25,447	32,470	– *	12	N/A		N/A
Shares reinvested	146	197	– *	1	N/A		N/A
Shares redeemed	(23,092)	(27,987)	(6)	(26)	N/A		N/A
Net increase (decrease)	2,501	4,680	(6)	(13)	N/A		N/A

Intermediate Tax Exempt Bond Fund
Shares issued	116	1,792	2	2	–	*	1
Shares reinvested	7	23	2	5	–	*	– *
Shares redeemed	(861)	(2,544)	(2)	(32)	(1)		(9)
Net increase (decrease)	(738)	(729)	2	(25)	(1)		(8)

Maryland Tax Exempt Bond Fund
Shares issued	90	414	–	2	–		–
Shares reinvested	1	8	– *	– *	–	*	– *
Shares redeemed	(457)	(1,349)	(5)	(5)	–	*	(1)
Net decrease	(366)	(927)	(5)	(3)	–	*	(1)

Ohio Intermediate Tax Exempt Bond Fund
Shares issued	19	245	– *	– *	–	*	19
Shares reinvested	2	11	2	11	–	*	2
Shares redeemed	(311)	(1,017)	(41)	(82)	(43)		(3)
Net increase (decrease)	(290)	(761)	(39)	(71)	(43)		18

Tax Exempt Limited Maturity Municipal Bond Fund
Shares issued	798	2,393	–	–	N/A		N/A
Shares reinvested	5	15	– *	– *	N/A		N/A
Shares redeemed	(1,945)	(3,318)	–	(4)	N/A		N/A
Net decrease	(1,142)	(910)	– *	(4)	N/A		N/A

*	Amount represents less than $500.

8. Certain Principal Risks

An investment in a Fund is subject to a number of risks. Below is a discussion of some, but not all, of the risks of investing in the Funds. Please see the relevant Fund’s prospectus for a discussion of the principal risks of investing in the Fund.

Credit/Counterparty Risk. The values of debt securities and other investments involving an obligation, such as derivative investments or repurchase obligations, may be affected by the ability of the issuer or the respective counterparties to make principal and interest payments or otherwise meet payment obligations to the Fund. If an issuer or counterparty cannot or will not meet its payment obligations or if its credit rating is lowered or its financial strength deteriorates, the values of its debt securities or other instruments may fall. Certain obligations issued by U.S. government agencies, authorities, instrumentalities, or sponsored enterprises, such as the Government National Mortgage Association, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and Federal Home Loan Banks, are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity’s own resources. Counterparty risk may be a greater risk for swaps and other over-the-counter derivatives than it is for exchange-traded derivatives.

Foreign (Non-U.S.) Investment Risk. Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or expropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the values of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the United States and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities.

Interest Rate Risk. The value of a debt security typically changes in the opposite direction from a change in interest rates. When interest rates go up, the value of a debt security typically goes down. When interest rates go down, the value of a debt security typically goes up. Generally, the longer the maturity or duration of a debt security (or a portfolio of such securities), the more the value of that security (or portfolio of securities) will change as a result of changes in interest rates. Interest rate risk may be heightened when interest rates are below or significantly below historical averages. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. Recent and potential future changes in government policy may affect interest rates.

Management and Operational Risk. An investment in a Fund is subject to management risk because each Fund is actively managed. The Adviser will apply investment techniques and risk analysis in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired outcome. Additionally, legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser in managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objective.

Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, the Fund’s counterparties, market participants, issuers of securities held by the Fund, or the systems or technology on which the Fund may rely, may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations, such as calculating the Fund’s NAV or processing redemptions.

Market Risk. Market risk is the risk that securities prices will fall over short or extended periods of time. Historically, the securities markets have moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. In response to governmental actions or intervention, political, economic, or market developments, or other external factors, markets may experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, and potentially at unfavorable prices. Certain securities may be difficult to value during such periods.

Each Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are securities that cannot be disposed of within seven days in the ordinary course of business at approximately the value at which a Fund has valued the securities. Liquid investments made by the Funds may become illiquid after their purchase by the Funds, potentially rapidly and unexpectedly. The Adviser’s determination that an investment should be treated as liquid for purposes of this policy provides no assurance that the investment will not become illiquid at a later time or that the investment will be sold at or near the price at which the Fund has valued the investment. Restricted securities, including securities acquired under the provisions of Rule 144A, are a type of security that may only be resold to certain  eligible  qualified  buyers  and  may  be  considered  illiquid.  Any  such  security  acquired  under   the  provisions  of  Rule  144A

PNC Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2017 (Unaudited)

will not be considered illiquid so long as it is determined by the Board or the Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. Details of investments in illiquid and/or restricted securities are included in each Fund’s Schedule of Investments.

9. Securities Lending

To generate additional income, the Equity Funds and Fixed Income Funds (the “Lending Funds”) may lend their securities pursuant to a securities lending agency agreement (“Lending Agreement”) with Brown Brothers Harriman & Co. (“BBH”), the securities lending agent. The Lending Funds may lend up to 50% of the securities in which they are invested requiring that the loan be continuously collateralized by cash as collateral equal at all times to at least 102% of the prior day’s market value plus accrued interest of the domestic securities loaned and 105% of the prior day’s market value plus accrued interest on the international securities loaned. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent. The value of the collateral received with respect to a loaned security may be temporarily more or less than the value of the loaned security due to daily market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day. The Lending Funds continue to earn interest and dividends on securities loaned while simultaneously seeking to earn interest on the investment of collateral. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Lending Funds and the securities lending agent on the basis of agreed upon contractual terms.

There may be risks of delay in recovery of the securities, loss of value in the collateral provided by the borrower or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and creditworthy under guidelines established by the Board and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risks. In addition, the Lending Funds benefit from a borrower default indemnity provided by BBH. BBH’s indemnity allows for full replacement of the securities loaned in the event of borrower default if the collateral received from the borrower does not cover the value on the securities loaned. If BBH determines that a full replacement of the securities loaned is commercially impracticable, BBH shall, in lieu of effecting a full replacement, pay to the affected Lending Fund(s) an amount equal to the market value of the loaned securities determined at the close of business on the date of the default event. Loans are subject to termination by the Lending Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments. The following table presents the amounts payable for collateral received for loaned securities, as presented in the Lending Funds’ Statements of Assets and Liabilities, by the class of securities on loan.

	Common Stocks (000)	Foreign Common Stocks (000)	Corporate Bonds (000)	Master Limited Partnerships (000)	Total Payable for Cash Collateral Received (000)
Balanced Allocation Fund	$12	$–	$29	$–	$41
Emerging Market Equity Fund	–	142	–	–	142
International Equity Fund	–	22,259	–	–	22,259
International Growth Fund	–	83	–	–	83
Multi-Factor All Cap Fund	184	–	–	110	294
Multi-Factor Large Cap Growth Fund	846	–	–	–	846
Multi-Factor Large Cap Value Fund	540	–	–	–	540
Multi-Factor Small Cap Core Fund	11,555	–	–	106	11,661
Multi-Factor Small Cap Growth Fund	945	–	–	859	1,804
Multi-Factor Small Cap Value Fund	971	–	–	341	1,312
Small Cap Fund	30,439	–	–	–	30,439
Bond Fund	–	–	43	–	43
Intermediate Bond Fund	–	–	280	–	280
Total Return Advantage Fund	–	–	647	–	647

10. Borrowing Arrangements

Line of Credit

Select Funds (“Participants”) within the Trust participate in an unsecured credit agreement (“Agreement”) with The Bank of New York Mellon (the “Bank”) which expires May 30, 2018. Under the Agreement the Participants may borrow up to an aggregate amount of $25,000,000 from the revolving line of credit (“LOC”) provided by the Bank. The purpose of this agreement is to mitigate risks associated with large redemptions and other liquidity events. The agreement includes the following Participants: Intermediate Tax Exempt Bond Fund, International Equity Fund, Maryland Tax Exempt Bond Fund, Multi-Factor Small Cap Core Fund, Multi-Factor Small Cap Growth Fund, Multi-Factor Small Cap Value Fund, Ohio Intermediate Tax Exempt Bond Fund, Small Cap Fund, and Tax Exempt Limited Maturity Bond Fund.

The agreement requires payment by the Participants of an annual 0.15% commitment fee, in addition to out-of-pocket legal fees. These fees are allocated across the Participants on the basis of each Participant’s weighted pro-rata share. All Participants are responsible for payment of any interest earned on amounts borrowed. Interest is charged at a rate of 1.00% plus the greater of (a) the Federal Funds Effective Rate, (b) 1 Month LIBOR, and (c) 0%. All terms and borrowing limits imposed by the LOC are subject to review and approval by the Board.

As of November 30, 2017, none of the Participants had utilized the LOC.

InterFund Lending

The Trust and Advantage have received an exemptive order from the SEC that permits the Funds to lend money and borrow money for temporary purposes directly to and from another Fund or a series of Advantage pursuant to a master interfund lending agreement. The Money Market Funds do not participate in the interfund lending program as borrowing funds or lending funds. As of November 30, 2017, the Funds have not relied upon the interfund lending exemptive order.

11. Payment by Affiliate

On September 29, 2017, a payment was made by the Adviser in the amount of $3,600 to offset a Brazilian dividend repatriation error in PNC International Equity Fund. This amount is included as Payment by Affiliate in the Fund’s Statement of Operations.

12. Indemnifications

In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnifications. The Funds have not historically incurred material expenses in respect of those provisions.

13. SEC-Adopted Amendments

On October 13, 2016, the SEC adopted new and amended rules, as applicable, (the “Rules”) to (1) modernize and enhance the reporting and disclosure of information by registered investment companies, including mutual funds, (2) permit, but not require, an open-end fund to implement “swing pricing”, (3) require an open-end fund to establish liquidity risk management programs. The objectives of the Rules are to (1) enhance the quality of information available to investors and allow the SEC to more effectively collect and use data reported by funds, (2) provide a tool to mitigate potential dilution of fund shareholders, (3) promote investor protection by reducing the risk that funds will be unable to meet their redemption obligations and increase the transparency of fund liquidity and redemption practices. These Rules generally become effective in 2018. The SEC’s adopted amendments to Regulation S-X, which were effective August 1, 2017 and impact financial statement presentation, have been reflected in these financial statements. Management continues to evaluate the implications of the Rules and the additional impacts on the Funds’ financial statement disclosures, if any.

14. Subsequent Events

Subsequent events have been evaluated through the date that the financial statements were issued. There were no material subsequent events identified which required adjustment to, or additional disclosure in, the financial statements.

On November 29, 2017, the Board approved a plan of liquidation for PNC S&P 500 Index Fund. The liquidation of PNC S&P 500 Index Fund occurred at the close of business on December 27, 2017.

On November 30, 2017, the Board approved the conversion of Class C Shares of PNC Maryland Tax Exempt Bond Fund to Class A Shares of the same Fund and the conversion of Class T Shares of PNC Balanced Allocation Fund to Class A Shares of the same Fund. The conversion of these share classes occurred on January 8, 2018.

TRUSTEES’ REVIEW AND APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS

(Unaudited)

Approval of Advisory Agreements

At meetings held in June and August of 2017, the Trustees of PNC Funds and PNC Advantage Funds (together, the “Trusts”), each of whom is not an “interested person” (as such term is defined in Section 2(a)(19) of the 1940 Act) of the Trust (collectively, the “Trustees” or the “Board”), met in person to consider the proposed renewal of the advisory agreements (“Advisory Agreements”) between each Trust and PNC Capital Advisors, LLC (the “Adviser”) for an additional one-year period, with respect to each of the PNC Funds and PNC Advantage Funds (each, a “Fund,” and collectively, the “Funds”). The following summarizes the Trustees’ process of requesting and evaluating the information they believed to be reasonably necessary to determine whether to approve the renewal of each Advisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors.

Before the June 2017 meeting, the Trustees, with the assistance of their independent counsel (“Independent Counsel”), compiled an information request and submitted the request to the Adviser. Prior to the June 2017 meeting, the Adviser provided a written response to that request. The process to review the Adviser’s response was divided into two meetings. At the first meeting in June, the Adviser presented materials responsive to the Trustees’ request for information and relating to the services it provides to the Funds, including a wide variety of services not expressly contemplated by the Advisory Agreements. At that meeting, the Trustees also had the opportunity to meet amongst themselves and with Independent Counsel to discuss and evaluate those materials and request any additional information they determined, in light of the legal advice furnished to them and their own business judgment, to be relevant for their evaluation before meeting a second time in August 2017 to consider whether to approve the renewal of the Advisory Agreements. Although the Advisory Agreements for all of the Funds were considered at the same Board meetings, the Trustees considered each Fund’s Advisory Agreement separately.

At the June 2017 meeting, the Trustees also discussed with Independent Counsel a memorandum prepared by Independent Counsel that provided a summary of the Trustees’ fiduciary responsibilities under state and federal law relating to their consideration of the continuation of the Advisory Agreements. Prior to and at the June 2017 meeting, the Trustees received and reviewed extensive materials prepared by the Adviser in response to their request, which reflected Independent Counsel’s prior discussions with the Trustees concerning their responsibilities and information they indicated would be helpful to their review of each Advisory Agreement. These materials addressed, among other things:

●	the nature of the advisory services provided by the Adviser;

●	the assets of each Fund and the Adviser’s total assets under management;

●	the portfolio management personnel and their compensation structure;

●	the performance of the Funds managed by the Adviser compared to the performance of composites of other accounts managed by the Adviser using similar investment styles (where applicable);

●	the performance of the Funds managed by the Adviser compared to their benchmarks (where applicable) and the performance of other peer funds managed by other advisers pursuant to similar investment strategies;

●	the estimated profitability of each Fund to the Adviser;

●	other benefits the Adviser and its affiliates receive as a result of the Adviser’s relationship to the Funds;

●	the Adviser’s monitoring and other activities in respect of its oversight of PNC International Equity Fund’s sub-adviser;

●	the Adviser’s brokerage, trading and soft dollar practices and the Funds’ securities lending practices;

●	each Fund’s contractual and net advisory fees and net operating expenses compared to the contractual fees of other accounts managed by the Adviser using comparable investment strategies;

●

each Fund’s contractual and net advisory fees and net operating expenses compared to broad and narrow peer competitor universes based upon information sourced from Lipper, Inc. and prepared by the Adviser in accordance with recommendations previously provided by Barrington Partners, a third-party firm engaged by the Trustees in 2016 to review the peer selection process;

●	the compliance program of the Adviser;

●	voluntary expense waivers, expense reimbursements and/or expense limitations in effect with respect to the Funds (where applicable);

●	the Adviser’s and its affiliates’ disaster recovery/business continuity plans and cybersecurity policy; and

●	the Adviser’s risk management and monitoring measures and processes.

The Trustees received information from the Adviser on a number of topics, including a discussion on a Fund-by-Fund basis of each Fund’s performance relative to its peer funds and its benchmark (where applicable) and the advisory fees charged by the Adviser as compared to each Fund’s peer group. The Trustees also considered information provided by the Adviser regarding the process for the peer group selection. The Trustees discussed various factors including, but not limited to, the resources the Adviser devotes to management of the Funds and a comparison of the fees charged to the Funds with those charged to the Adviser’s other clients with similar investment strategies, if applicable. In that regard, the Trustees also considered information provided by the Adviser regarding differences in the services provided and the resources dedicated to those other accounts as compared to those provided and dedicated to the Funds. The Trustees also considered, where applicable, the fee waivers and/or expense limitations in place for a Fund.

In their evaluation of the profitability information the Adviser provided, the Trustees considered the Adviser’s profitability in respect of each Fund both before and after consideration of any distribution-related expenses. The Trustees also considered the information the Adviser presented regarding the cost allocation methodology the Adviser used in determining the profitability information presented. The Trustees also considered, in evaluating the Adviser’s profitability, the profitability information presented for certain other asset managers who make financial information publicly available. In evaluating that information, the Trustees noted, among other things, that the profitability information for those other managers was not presented on a fund-by-fund basis and might represent the profitability of an asset manager with a mix of business significantly different from the Adviser’s. The Trustees also considered in evaluating the Funds’ advisory fees, as well as PNC’s profitability in respect of each Fund, the significant investments the Adviser has made in the Funds and the entrepreneurial and other risks the Adviser bears by sponsoring the Funds.

The Trustees also considered the extent to which economies of scale achieved by the Adviser are shared with Fund shareholders. In that regard, the Trustees concluded that the Funds’ advisory fee schedules, the breakpoints in those schedules (with respect to PNC S&P 500 Index Fund, which was subsequently liquidated), and the fee waivers and/or other expense limitation arrangements (where applicable) that may apply were appropriate and supported the renewal of the Advisory Agreements.

The Trustees also were informed by the Adviser that there were no pending litigation or regulatory actions against the Adviser that would adversely affect or prohibit the Adviser’s services to the Funds.

In advance of the Board meeting held in August 2017, the Trustees again met in an executive session with Independent Counsel and discussed the information provided in response to their supplemental information request, including additional analysis regarding the investment advisory fee and net expense ratios for the taxable fixed income funds, as well as a reduced contractual investment advisory fee for each of PNC Multi-Factor Small Cap Core Fund, PNC Multi-Factor Small Cap Growth Fund and PNC Multi-Factor Small Cap Value Fund and a revised expense limitation arrangement that would apply to Class A Shares of PNC Balanced Allocation Fund. The Trustees also considered additional analysis provided by the Adviser regarding the net expense ratio for PNC Government Money Market Fund and its waiver practices compared to its narrow peer universe.

Based on their cumulative review, the Trustees concluded at their August 2017 meeting that the Adviser had the capabilities, resources and personnel necessary to serve as the investment adviser to each Fund. With respect to the advisory fees applicable to each Fund, the Trustees concluded such fees were fair and reasonable in each instance.

Based on their evaluation of all material factors, including those described above, the Trustees concluded at their August 2017 meeting that the terms of the agreements remained reasonable and fair and voted to approve the renewal of each Advisory Agreement for a one-year period commencing October 1, 2017, after a finding that the renewal of each Advisory Agreement was in the best interests of the relevant Fund and its shareholders.

TRUSTEES’ REVIEW AND APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS

(Unaudited)

Approval of Sub-Advisory Agreement for PNC International Equity Fund

At a meeting held on June 6-7, 2017, the Trustees met in person and voted to approve the renewal of the Sub-Advisory Agreement between the Adviser and Polaris Capital Management, LLC (the “Sub-Adviser”), on behalf of International Equity Fund (the “Fund”) for an additional one-year period commencing August 31, 2017.

The Trustees discussed with Independent Counsel a memorandum prepared by Independent Counsel relating to the Trustees’ responsibilities in considering the continuation of the Sub-Advisory Agreement. The Trustees discussed in detail the materials provided to the Trustees in response to a request for information and the report at the meeting from representatives of the Sub-Adviser on the nature of the sub-advisory services provided by the Sub-Adviser, including:

●	the personnel dedicated to performing services for the Sub-Adviser, including the portfolio management personnel and elements of their compensation structure;

●	the research, due-diligence and investment selection process utilized by the Sub-Adviser;

●

the performance of the portion of the Fund managed by the Sub-Adviser compared to its benchmark and the performance information for the Sub-Adviser’s other accounts that have investment policies similar to the Fund;

●	the contractual level of fees charged by the Sub-Adviser to portfolios advised by the Sub-Adviser using similar investment policies;

●	the profitability of the Sub-Adviser related to providing sub-advisory services to the Fund;

●	the Sub-Adviser’s brokerage and trading practices;

●	the compliance program of the Sub-Adviser;

●	the Sub-Adviser’s disaster recovery plans and cybersecurity program; and

●	risk management and monitoring measures and processes.

The Trustees discussed whether the continuance of the Sub-Advisory Agreement would be in the best interests of shareholders, based significantly on the nature and quality of the services provided by the Sub-Adviser and whether the terms of the Sub-Advisory Agreement were reasonable. In considering the nature and quality of the services, the Trustees considered the investment and business operations capabilities of the Sub-Adviser. In connection with this discussion, the Trustees considered the Adviser’s statements regarding the nature and quality of the Sub-Adviser’s services and the Adviser’s experience with the Sub-Adviser generally. Based on this review, the Trustees concluded that the Sub-Adviser had the capabilities, resources and personnel necessary to continue to serve as sub-adviser to the Fund.

In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors. The Trustees were informed by the Sub-Adviser there were no pending litigation or regulatory actions against the Sub-Adviser that would adversely affect or prohibit the Sub-Adviser’s services to the Fund. With respect to the sub-advisory fee, the Trustees concluded that such fee was fair and reasonable.

Based on their evaluation of all material factors, including those described above, the Trustees concluded that the terms of the agreement remained reasonable and fair and that the renewal of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

PNC Funds

PROXY VOTING AND QUARTERLY SCHEDULES OF INVESTMENTS

(Unaudited)

Proxy Voting

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to their portfolio securities as well as information regarding how the Trust voted proxies during the most recent 12-month period ended June 30, is available upon request, without charge, by calling 1-800-622-FUND (3863), visiting the Trust’s website at pncfunds.com, or on the SEC’s website at http://www.sec.gov.

Quarterly Schedule of Investments

The Form N-Q, which includes a complete schedule of investments, must be filed with the SEC within 60 days of the end of the Trust’s first and third fiscal quarters. The Trust’s Forms N-Q are available upon request, without charge, by calling 1-800-622-FUND (3863), visiting the Trust’s website at pncfunds.com, on the SEC’s website at http://www.sec.gov, or they may be reviewed and/or copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PNC Funds

PNC FUNDS NOTICE OF PRIVACY POLICY & PRACTICES

(Unaudited)

The funds recognize and respect the privacy concerns and expectations of our customers(1). Federal law gives customers the right to limit some but not all sharing of customer information that we collect. Federal law also requires us to tell you how we collect, share and protect your personal information.

This notice is provided to you so that you will know what kinds of information we collect and the circumstances in which that information may be disclosed to third parties who are not affiliated with the funds.

Collection of Customer Information

The funds collect nonpublic personal information about our customers from the following sources:

●	Account Applications and other forms, which may include a customer’s name, address, social security number, date of birth, and information about a customer’s investment goals and risk tolerance;

●	Account History, including information about the transactions and balances in a customer’s accounts; and

●	Correspondence, written, telephonic or electronic, between a customer and the funds or service providers to the funds.

Disclosure of Customer Information(2)

The funds may disclose all of the information described above to certain third parties who are not affiliated with the funds under one or more of these circumstances:

●	As Authorized – if you request or authorize the disclosure of the information.

●	As Permitted by Law – for example, sharing information with companies who maintain or service customer accounts for the funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts.

●	Under Joint Agreements – the funds may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom the funds have joint marketing agreements, such as The PNC Financial Services Group, Inc. and its affiliates.

These third parties must agree to strict confidentiality provisions to assure the protection of your information.

Sharing of Customer Information

We do not share such customer information with affiliates or non-affiliates for use in their marketing activities.

Security of Customer Information

The funds require service providers to the funds:

●	to maintain policies and procedures designed to assure only appropriate access to, and use of, information about customers of the funds; and

●	to maintain physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of customers of the funds.

The funds will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of the funds. If you have any questions concerning this Notice, or about the funds in general, please call: 1-800-622-3863 for PNC Funds.

(1)	For purposes of this notice, the terms “customer” or “customers” includes individuals who provide nonpublic personal information to the funds, but do not invest in the funds’ shares.
(2)	The funds do not share information about shareholders who are residents of California with affiliates of the funds or with unaffiliated companies under joint marketing agreements.

Investment Adviser

PNC Capital Advisors, LLC

One East Pratt Street, 5th Floor

Baltimore, MD 21202

Underwriter

PNC Funds Distributor, LLC

Three Canal Plaza,

Suite 100,

Portland, ME 04101

www.foreside.com

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199-3600

Custodian

The Bank of New York Mellon

2 Hanson Place, 7th Floor

Brooklyn, NY 11217

P.O. Box 9795 Providence, RI 02940-9795	PRESORTED STANDARD U.S. POSTAGE PAID BNY MELLON

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PNC Funds

By (Signature and Title)*	/s/ Jennifer Spratley
Jennifer Spratley, President
(principal executive officer)

Date	1/25/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jennifer Spratley
Jennifer Spratley, President
(principal executive officer)

Date	1/25/2018

By (Signature and Title)*	/s/ John Kernan
John Kernan, Vice President and Treasurer
(principal financial officer)

Date	1/25/2018

* Print the name and title of each signing officer under his or her signature.